                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
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                                                  hours per response....... 5.0
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-08358
                                  ---------------------------------------------

                          J.P. Morgan Mutual Fund Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

             522 Fifth Avenue,  New York,                      NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   ----------------------------

Date of fiscal year end:   August 31, 2004
                        ----------------------------------------------
Date of reporting period:  September 1, 2003 through February 29, 2004
                         ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT FEBRUARY 29, 2004 (UNAUDITED)


JPMORGAN FUNDS


[GRAPHIC]


MONEY MARKET FUNDS


PRIME MONEY MARKET FUND
LIQUID ASSETS MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND
TREASURY PLUS MONEY MARKET FUND
FEDERAL MONEY MARKET FUND
100% U.S. TREASURY SECURITIES MONEY MARKET FUND
TAX FREE MONEY MARKET FUND
CALIFORNIA TAX FREE MONEY MARKET FUND
NEW YORK TAX FREE MONEY MARKET FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

President's Letter                                                             1

Fund Facts:
   Prime Money Market Fund                                                     3

   Liquid Assets Money Market Fund                                             4

   U.S. Government Money Market Fund                                           5

   Treasury Plus Money Market Fund                                             6

   Federal Money Market Fund                                                   7

   100% U.S. Treasury Securities Money Market Fund                             8

   Tax Free Money Market Fund                                                  9

   California Tax Free Money Market Fund                                      10

   New York Tax Free Money Market Fund                                        11

Portfolios of Investments                                                     12

Financial Statements                                                         112

Notes to Financial Statements                                                127

Financial Highlights                                                         148

HIGHLIGHTS

-  Economic recovery underway
-  Fed kept monetary policy unchanged
-  Bank One merger news

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN MONEY MARKET FUNDS

DEAR SHAREHOLDER:                                                 APRIL 12, 2004

We are pleased to present this semi-annual report for the JPMorgan Money Market Funds for the period ended February 29, 2004. Inside you'll find in-depth information on some of our money market funds.

THE ECONOMIC RECOVERY STEADIES

As the period began, a strong economic recovery seemed to be underway. For example, during the third quarter, the U.S. gross domestic product (GDP) -- the total output of all the goods and services produced in the United States -- had grown 8.2%. Nonetheless, American companies continued to lay off employees and delayed adding to their inventory. Inflation remained low; in fact, the general impression was of ongoing disinflation. The perceived risk of deflation, which dominated the second quarter of 2003, appeared to have subsided. Economic growth accelerated during the last few months of the year -- showing signs that it was becoming self-sustaining and no longer driven by fiscal and monetary policy.

Fourth-quarter GDP growth was reported at 4.1%, below the market consensus of 4.5% to 5%. Some attributed the lower-than-expected GDP to weak inventory accumulation and suggested that stronger growth was likely in early 2004. Supporting this theory was the continued capital spending and earnings growth of America's corporations. In February, economic data reinforced the expectation that the economy would continue to grow at about 4%.

POLICY

In December, the Federal Reserve Board (Fed) had announced that it would keep its monetary policy on hold. As investors speculated on the timing of a rate increase, the short end of the yield curve anticipated nearly one percent of tightening in 2004. In January, the Fed decided to drop the term "considerable period" from its language on interest rates and said instead that it could remain "patient." The Fed's rhetoric -- considered friendly by the market -- buoyed short-term interest rates. The new language gives the Fed the flexibility to respond to evolving economic conditions rather than the mere passage of time.

IMPORTANT MERGER NEWS

As you may know, JPMorgan Chase and Bank One have agreed to merge by mid-2004, subject to approval of the Firms' shareholders and certain regulatory agencies. We believe that the merger is compelling both strategically and financially. We believe that the newly combined organization will have top-tier positions in both wholesale and retail financial services, an extensive client base and greater scale. And we will have an extraordinarily talented team that shares common values and a strong client orientation.

The economic climate shows promise. Your portfolio managers will continue to work hard on your behalf. Their goal: to obtain the highest possible yields in this low interest rate environment while focusing on the preservation of your principal. On behalf of all of us here at JPMorgan Fleming Asset Management, thank you for the trust you have placed in us over the years. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely,


/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

JPMORGAN PRIME MONEY MARKET FUND

AS OF FEBRUARY 29, 2004

FUND FACTS

Objective                          HIGH CURRENT INCOME WHILE MAINTAINING
                                   LIQUIDITY AND PRESERVING CAPITAL
Primary Investments                HIGH QUALITY, SHORT-TERM,
                                   U.S.DOLLAR-DENOMINATED MONEY MARKET
                                   INSTRUMENTS
Suggested investment time frame    SHORT-TERM
Share classes offered              MORGAN, PREMIER,AGENCY, SELECT, CASH
                                   MANAGEMENT, INSTITUTIONAL, RESERVE, B AND
                                   C SHARES
Net assets                         $47.1 BILLION
Average maturity                   54 DAYS
S&P rating*                        AAAm
Moody's rating*                    Aaa
NAIC rating*                       CLASS 1

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management.

S&P has assigned the fund a rating of AAAm, which means safety is excellent and there is a superior capacity to maintain principal value and limit exposure to loss.

The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE

1 day                              19.6%
2-7 days                            5.9%
8-30 days                          27.2%
31-60 days                         14.3%
61-90 days                         12.4%
91-180 days                        15.5%
181 + days                          5.1%

7-DAY SEC YIELD(1)

Morgan Shares                      0.54%
Premier Shares                     0.68%
Agency Shares                      0.87%
Select Shares                      0.69%
Cash Management Shares             0.16%
Institutional Shares               0.93%
Reserve Shares                     0.43%
B Shares                           0.09%
C Shares                           0.09%

Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares, Select Shares, Cash Management Shares, Institutional Shares, Reserve Shares, B Shares and C Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.50%, 0.66%, 0.82%, 0.65%, 0.14%, 0.82%,
0.41%, (0.25%) and (0.25%) for Morgan Shares, Premier Shares, Agency Shares, Select Shares, Cash Management Shares, Institutional Shares, Reserve Shares, B Shares and C Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund are now available upon request. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

JPMORGAN LIQUID ASSETS MONEY MARKET FUND

AS OF FEBRUARY 29, 2004

FUND FACTS

Objective                          HIGH CURRENT INCOME CONSISTENT WITH CAPITAL
                                   PRESERVATION AND SAME-DAY LIQUIDITY
Primary Investments                HIGH QUALITY, SHORT-TERM, U.S.
                                   DOLLAR-DENOMINATED MONEY MARKET INSTRUMENTS
Suggested investment time frame    SHORT-TERM
Share classes offered              MORGAN, PREMIER, AGENCY AND INSTITUTIONAL
                                   SHARES
Net assets                         $3.0 BILLION
Average maturity                   71 DAYS
S&P rating                         NOT RATED
Moody's rating                     NOT RATED
NAIC rating                        NOT RATED

MATURITY SCHEDULE

1 day                              13.2%
2-7 days                            7.9%
8-30 days                          15.1%
31-60 days                         16.7%
61-90 days                         15.6%
91-180 days                        26.1%
181 + days                          5.4%

7-DAY SEC YIELD(1)

Morgan Shares                      0.62%
Premier Shares                     0.76%
Agency Shares                      0.95%
Institutional Shares               1.01%

Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.19%, 0.63%, 0.84% and 0.84% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund are now available upon request. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

AS OF FEBRUARY 29, 2004

FUND FACTS

Objective                          HIGH CURRENT INCOME CONSISTENT WITH CAPITAL
                                   PRESERVATION
Primary Investments                DIRECT OBLIGATIONS OF THE U.S.TREASURY AND
                                   ITS AGENCIES INCLUDING TREASURY BILLS, BONDS,
                                   NOTES, AND REPURCHASE AGREEMENTS
Suggested investment time frame    SHORT-TERM
Share classes offered              MORGAN, PREMIER, AGENCY, AND INSTITUTIONAL
                                   SHARES
Net Assets                         $9.1 BILLION
Average Maturity                   50 DAYS
S&P rating*                        AAAm
Moody's rating*                    Aaa
NAIC raiting*                      CLASS 1

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management.

S&P has assigned the fund a rating of AAAm, which means safety is excellent and there is a superior capacity to maintain principal value and limit exposure to loss.

The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE

1 day                              40.4%
2-7 days                            2.3%
8-30 days                          10.6%
31-60 days                         15.0%
61-90 days                          8.8%
91-180 days                        17.4%
181 + days                          5.5%

7-DAY SEC YIELD(1)

Morgan Shares                      0.51%
Premier Shares                     0.65%
Agency Shares                      0.84%
Institutional Shares               0.90%

Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.42%, 0.52%, 0.78%, and 0.78% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund are now available upon request. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

JPMORGAN TREASURY PLUS MONEY MARKET FUND

AS OF FEBRUARY 29, 2004

FUND FACTS

Objective                          HIGH CURRENT INCOME WHILE STILL MAINTAINING
                                   LIQUIDITY AND PRESERVING CAPITAL
Primary Investments                DIRECT OBLIGATIONS OF THE U.S.TREASURY
                                   INCLUDING TREASURY BILLS, BONDS AND NOTES
                                   AS WELL AS REPURCHASE AGREEMENTS WHICH ARE
                                   FULLY COLLATERALIZED BY OBLIGATIONS ISSUED OR
                                   GUARANTEED BY THE U.S.TREASURY
Suggested investment time frame    SHORT-TERM
Share classes offered              MORGAN, PREMIER, AGENCY, RESERVE AND
                                   INSTITUTIONAL SHARES
Net Assets                         $4.2 BILLION
Average Maturity                   56 DAYS
S&P rating*                        AAAm
Moody's rating*                    Aaa
NAIC raiting*                      EXEMPT

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management.

S&P has assigned the fund a rating of AAAm, which means safety is excellent and there is a superior capacity to maintain principal value and limit exposure to loss.

The National Association of Insurance Commissioners' (NAIC's) exempt status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE

1 day                              47.0%
2-7 days                            0.0%
8-30 days                          15.9%
31-60 days                          4.7%
61-90 days                          6.2%
91-180 days                        15.8%
181 + days                         10.4%

7-DAY SEC YIELD(1)

Morgan Shares                      0.43%
Premier Shares                     0.57%
Agency Shares                      0.77%
Institutional Shares               0.82%
Reserve Shares                     0.32%

Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares, Reserve Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.33%, 0.54%, 0.69%, 0.28%, and 0.69% for Morgan Shares, Premier Shares, Agency Shares, Reserve Shares and Institutional Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Treasury Plus Money Market Fund are now available upon request. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

JPMORGAN FEDERAL MONEY MARKET FUND

AS OF FEBRUARY 29, 2004

FUND FACTS

Objective                          HIGH CURRENT INCOME WHILE STILL PRESERVING
                                   CAPITAL AND MAINTAINING LIQUIDITY
Primary Investments                DIRECT OBLIGATIONS OF THE U.S.TREASURY
                                   INCLUDING TREASURY BILLS, BONDS AND NOTES AS
                                   WELL AS OBLIGATIONS ISSUED OR GUARANTEED BY
                                   THE U.S. TREASURY AND ITS AGENCIES
Suggested investment time frame    SHORT-TERM
Share classes offered              MORGAN, PREMIER, AGENCY AND INSTITUTIONAL
                                   SHARES
Net Assets                         $3.6 BILLION
Average Maturity                   54 DAYS
S&P rating*                        AAAm
Moody's rating*                    Aaa
NAIC raiting*                      APPROVED

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management.

S&P has assigned the fund a rating of AAAm, which means safety is excellent and there is a superior capacity to maintain principal value and limit exposure to loss.

The National Association of Insurance Commissioners' (NAIC's) "approved" status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE

1 day                              11.5%
2-7 days                           17.1%
8-30 days                          27.4%
31-60 days                          8.6%
61-90 days                          9.0%
91-180 days                        21.2%
181 + days                          5.2%

7-DAY SEC YIELD(1)

Morgan Shares                      0.33%
Premier Shares                     0.58%
Agency Shares                      0.77%
Institutional Shares               0.83%

Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.25%, 0.56%, 0.71%, and 0.71% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund are now available upon request. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

AS OF FEBRUARY 29, 2004

FUND FACTS

Objective                          HIGH CURRENT INCOME CONSISTENT WITH CAPITAL
                                   PRESERVATION
Primary Investments                DIRECT OBLIGAIONS OF THE U.S.TREASURY
                                   INCLUDING TREASURY BILLS, BONDS AND NOTES
Suggested investment time frame    SHORT-TERM
Share classes offered              MORGAN, PREMIER, AGENCY, AND INSTITUTIONAL
                                   SHARES
Net Assets                         $5.1 BILLION
Average Maturity                   84 DAYS
S&P rating                         NOT RATED
Moody's rating                     NOT RATED
NAIC raiting                       NOT RATED

MATURITY SCHEDULE

1 day                               0.0%
2-7 days                            7.1%
8-30 days                           5.6%
31-60 days                         33.0%
61-90 days                         19.1%
91-180 days                        32.1%
181 + days                          3.1%

7-DAY SEC YIELD(1)

Morgan Shares                      0.39%
Premier Shares                     0.52%
Agency Shares                      0.73%
Institutional Shares               0.78%

Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.29%, 0.51%, 0.66%, and 0.67% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund are now available upon request. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

JPMORGAN TAX FREE MONEY MARKET FUND

AS OF FEBRUARY 29, 2004

FUND FACTS

Objective                          HIGH CURRENT INCOME EXCLUDED FROM GROSS
                                   INCOME WHILE PRESERVING CAPITAL AND
                                   MAINTAINING LIQUIDITY*
Primary Investments                SHORT-TERM MUNICIPAL OBLIGATIONS
Suggested investment time frame    SHORT-TERM
Share classes offered              MORGAN, PREMIER, AGENCY, AND INSTITUTIONAL
                                   SHARES
Net Assets                         $12.1 BILLION
Average Maturity                   37 DAYS
S&P rating**                       AAAm
Moody's rating                     NOT RATED
NAIC raiting                       NOT RATED

** This rating is historical and is based upon the Fund's credit quality, market price exposure and management.

S&P has assigned the fund a rating of AAAm, which means safety is excellent and there is a superior capacity to maintain principal value and limit exposure to loss.

MATURITY SCHEDULE

1 day                               8.6%
2-7 days                           65.0%
8-30 days                           2.0%
31-60 days                          2.1%
61-90 days                          2.8%
91-180 days                        11.9%
181 + days                          7.6%

YIELDS

                                       TAXABLE
                          7-DAY       EQUIVALENT
                       SEC YIELD(1)    YIELD(2)
------------------------------------------------
Morgan Shares                 0.41%         0.63%
Premier Shares                0.55%         0.85%
Agency Shares                 0.74%         1.14%
Institutional Shares          0.80%         1.23%

Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.32%, 0.53%, 0.68% and 0.69% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.

(2) Taxable equivalent yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective federal tax rate used for this illustration is 35.00%.

* A portion of the Fund's income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

A list of portfolio holdings is available fifteen days after month end upon request. Please contact your JPMorgan Fleming representative or call 1-800-766-7722 to obtain further information.

                                   (UNAUDITED)

JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND

AS OF FEBRUARY 29, 2004

FUND FACTS

Objective                          HIGH CURRENT INCOME EXEMPT FROM FEDERAL AND
                                   CALIFORNIA INCOME TAXES; PRESERVING CAPITAL
                                   AND MAINTAINING LIQUIDITY*
Primary Investments                CALIFORNIA SHORT-TERM MUNICIPAL OBLIGATIONS
Suggested investment time frame    SHORT-TERM
Share classes offered              MORGAN SHARES
Net Assets                         $165.3 MILLION
Average Maturity                   41 DAYS
S&P rating                         NOT RATED
Moody's rating                     NOT RATED
NAIC raiting                       NOT RATED

MATURITY SCHEDULE

1 day                              11.1%
2-7 days                           61.2%
8-30 days                           0.5%
31-60 days                          0.0%
61-90 days                          4.8%
91-180 days                        17.5%
181 + days                          4.9%

YIELDS

                                       TAXABLE
                          7-DAY       EQUIVALENT
                       SEC YIELD(1)    YIELD(2)
------------------------------------------------
Morgan Shares                  0.43%        0.73%

Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yield for Morgan Shares reflects the reimbursements or waivers of certain expenses. Without these subsidies, the yield would have been 0.19%.

(2) Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal and state tax rate used for this illustration is 41.05%.

* A portion of the Fund's income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

A list of portfolio holdings is available fifteen days after month end upon request. Please contact your JPMorgan Fleming representative or call 1-800-766-7722 to obtain further information.

                                   (UNAUDITED)

JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND

AS OF FEBRUARY 29, 2004

FUND FACTS

Objective                          HIGH CURRENT INCOME EXCLUDED FROM GROSS
                                   INCOME AND EXEMPT FROM NEW YORK STATE AND
                                   NEW YORK CITY PERSONAL INCOME TAXES;
                                   PRESERVING CAPITAL AND MAINTAINING LIQUIDITY*
Primary Investments                NEW YORK SHORT-TERM MUNICIPAL OBLIGATIONS
Suggested investment time frame    SHORT-TERM
Share classes offered              MORGAN AND RESERVE SHARES
Net Assets                         $1.8 BILLION
Average Maturity                   49 DAYS
S&P rating                         NOT RATED
Moody's rating                     NOT RATED
NAIC raiting                       NOT RATED

MATURITY SCHEDULE

1 day                               5.9%
2-7 days                           62.7%
8-30 days                           0.0%
31-60 days                          3.5%
61-90 days                          1.2%
91-180 days                        18.8%
181 + days                          7.9%

YIELDS

                                       TAXABLE
                          7-DAY       EQUIVALENT
                       SEC YIELD(1)    YIELD(2)
------------------------------------------------
Morgan Shares                  0.42%        0.74%
Reserve Shares                 0.22%        0.39%

Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares and Reserve Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.31% for Morgan Shares and 0.13% for Reserve Shares.

(2) Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal, state and local tax rate used for this illustration is 43.10%.

* A portion of the Fund's income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

A list of portfolio holdings is available fifteen days after month end upon request. Please contact your JPMorgan Fleming representative or call 1-800-766-7722 to obtain further information.

                                   (UNAUDITED)

JPMORGAN PRIME MONEY MARKET FUND

Portfolio of Investments

As of February 29, 2004 (unaudited)
(Amounts in thousands)

      PRINCIPAL
         AMOUNT
           (USD)  ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS-- 100.0%

                  U.S. Government Agency Securities-- 2.9%

                  Federal Home Loan Bank,
$       102,250     1.04%, 09/20/04, Ser. 412, FRN                                         $       102,211
                  Federal Home Loan Mortgage Corp.,
        300,000   1.12%, 03/05/04, DN                                                              299,963
        225,000   1.15%, 03/17/04, DN                                                              224,885
         75,000   1.14%, 05/20/04, DN                                                               74,810
        100,000   4.50%, 08/15/04                                                                  101,484
        300,000   1.46%, 11/17/04, MTN                                                             299,999
        275,000   Federal National Mortgage Association,
                    0.99%, 07/30/04, FRN                                                           274,914
                  ----------------------------------------------------------------------------------------
                  Total U.S. Government Agency Securities                                        1,378,266
                  (Cost $1,378,266)
                  ----------------------------------------------------------------------------------------
                  Corporate Notes & Bonds-- 19.7%

                  ASSET BACKED SECURITIES-- 1.0%
                  K2 (USA) LLC,
        100,000   1.08%, 03/17/04, FRN                                                             100,000
         80,000   1.06%, 05/10/04, #                                                                79,998
         80,000   1.06%, 05/12/04, MTN, FRN                                                         79,998
        125,000   1.06%, 05/17/04                                                                  124,999
         95,000   1.06%, 06/08/04, MTN, FRN, #                                                      94,999
                                                                                           ---------------
                                                                                                   479,994

                  BANKING-- 4.0%
                  Links Finance LLC,
        100,000   1.07%, 03/12/04                                                                  100,000
        100,000   1.07%, 03/22/04                                                                  100,000
        100,000   1.07%, 03/24/04                                                                  100,000
        100,000   1.07%, 03/24/04                                                                  100,000
                  Wells Fargo Bank N.A.,
        543,670   1.04%, 02/14/05, FRN                                                             543,670
        769,980   1.16%, 09/14/05, MTN, FRN                                                        769,979
        160,000   Westpac Banking Corp./New York,
                  1.10%, 03/11/05, MTN, FRN                                                        160,000
                                                                                           ---------------
                                                                                                 1,873,649

                  DIVERSIFIED-- 1.9%
                  General Electric Capital Corp.,
         35,000   7.25%, 05/03/04, Ser. A, MTN                                                      35,365
        400,000   1.17%, 03/17/05, MTN, FRN                                                        400,000
        468,000   1.18%, 04/08/05, FRN                                                             468,000
                                                                                           ---------------
                                                                                                   903,365

                  FINANCIAL SERVICES-- 12.6%
                  Associates Corp. of North America,
        110,000   1.27%, 06/15/04, FRN                                                             110,000
         75,000   1.27%, 06/25/04, MTN, FRN                                                         75,000
                  Beta Finance, Inc.,
        167,000   1.05%, 05/17/04, MTN, FRN, #                                                     166,998
        119,000   1.06%, 05/19/04, MTN, FRN, #                                                     118,999
        100,000   1.06%, 06/07/04, Ser. 2, MTN, FRN, #                                              99,999

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT
           (USD)  ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS-- CONTINUED

                  FINANCIAL SERVICES-- CONTINUED
$       200,000     1.42%, 09/13/04, MTN, #                                                $       200,000
        100,000     1.32%, 02/09/05, MTN, #                                                        100,000
                  CC USA, Inc.,
        150,000     1.08%, 03/08/04, MTN, FRN, #                                                   150,000
         50,000     1.07%, 03/18/04, MTN, FRN, #                                                    50,000
         75,000     1.07%, 03/24/04, MTN, FRN, #                                                    75,000
        120,000     1.06%, 06/07/04, MTN, FRN, #                                                   119,998
         50,000   Citigroup Global Markets Holdings, Inc.,
                    1.45%, 05/21/04, Ser. K, MTN, FRN                                               50,045
                  Dorada Finance, Inc.,
        120,000     1.08%, 03/08/04, MTN, FRN, #                                                   120,000
        150,000     1.06%, 04/15/04, MTN, FRN, #                                                   149,999
         60,000     1.06%, 05/24/04, MTN, FRN, #                                                    59,999
                  Goldman Sachs Group, Inc.,
        320,000     1.13%, 06/07/04, FRN, #                                                        320,000
        550,000     1.23%, 06/28/04                                                                550,000
        264,000     1.37%, 03/15/05, Ser. A, MTN, FRN, #                                           264,032
                  HBOS Treasury Services PLC (United Kingdom),
        300,000     1.16%, 01/24/05, MTN, FRN, #                                                   300,000
         80,250     1.22%, 03/14/05, MTN, FRN, #                                                    80,338
        455,000     1.14%, 03/18/05, MTN, FRN, #                                                   455,000
        310,000     1.09%, 04/01/05, MTN, FRN, #                                                   310,000
        250,000   Lehman Brothers Holdings, Inc.,
                    1.09%, 02/22/05, Ser. G, MTN, FRN                                              250,000
        345,000   Merrill Lynch & Co., Inc., 1.10%,
                    02/04/05, MTN, FRN                                                             345,000
         60,000   Money Market Trust LLY, 1.15%, 12/03/04, #                                        60,000
        220,000   Money Market Trust, 1.24%,
                    07/09/04, Ser. A-1, FRN, #                                                     220,000
        260,000   Morgan Stanley, 1.21%, 08/15/05, Ser. 1, MTN, FRN                                260,000
                  Restructured Asset Securities with
                    Enhanced Returns (RACERS),
        160,000     1.29%, 03/15/04, Ser. 2000-7-ZCM,
                    Class A-3, FRN, # (i)                                                          160,000
        475,000     1.30%, 04/01/04, Ser. 2001-8-MM,
                    Class A-1, FRN, # (i)                                                          475,000
        185,000     1.20%, 02/08/05, Ser. 2004-1-MM (i)                                            185,000
                                                                                           ---------------
                                                                                                 5,880,407

                  OIL & GAS-- 0.2%
        100,000   BP Capital Markets PLC (United Kingdom),
                    1.05%, 03/08/04, FRN                                                           100,000
                  ----------------------------------------------------------------------------------------
                  Total Corporate Notes & Bonds                                                  9,237,415
                  (Cost $9,237,415)
                  ----------------------------------------------------------------------------------------
                  Asset Backed Securities-- 1.2%

                  Blue Heron Funding LTD,
        260,000     1.12%, 03/19/04, Ser. 2-A, Class A, FRN, #                                     260,000
        175,000     1.13%, 05/28/04, Ser. 7-A, Class A1, FRN, #                                    175,000
        100,000   Newcastle CDO LTD (Cayman Islands),
                    1.12%, 03/24/04, Ser. 3-A, Class 1-MM, FRN (i)                                 100,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT
           (USD)  ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS-- CONTINUED

                  Asset Backed Securities-- Continued
$        50,000   TIAA Retail Commercial Trust, 1.13%, 03/28/04,
                    Ser. 2003-1A, Class A1-MM, FRN                                         $        50,000
                  ----------------------------------------------------------------------------------------
                  Total Asset Backed Securities                                                    585,000
                  (Cost $585,000)
                  ----------------------------------------------------------------------------------------
                  Commercial Paper-- 40.1%

                  ASSET BACKED SECURITIES-- 17.3%
                  Amsterdam Funding Corp.,
        200,000     1.03%, 03/08/04                                                                199,960
         25,000     1.03%, 03/16/04                                                                 24,989
         25,000     1.03%, 03/18/04                                                                 24,988
        135,000     1.03%, 03/22/04                                                                134,919
         50,000     1.03%, 04/12/04                                                                 49,940
                  Aquinas Funding LLC,
         30,000     1.15%, 05/17/04                                                                 29,926
         34,210     1.09%, 07/14/04                                                                 34,070
         70,000   Aspen Funding Corp., 1.04%, 04/12/04                                              69,915
        150,000   Asset Securitization Cooperative Corp.,
                    1.06%, 04/05/04                                                                150,000
                  Atlantis One Funding Corp.,
        157,066     1.10%, 03/10/04                                                                157,023
         88,214     1.12%, 03/15/04                                                                 88,176
        101,220     1.12%, 03/24/04                                                                101,148
         39,469   Barton Capital Corp., 1.03%, 04/05/04                                             39,429
         45,000   Bills Securitization (Germany), 1.15%, 05/18/04                                   44,888
         98,000   Blue Ridge Asset Funding Corp., 1.03%, 03/05/04                                   97,989
                  Charta Corp.,
         16,000     1.03%, 03/08/04                                                                 15,997
         65,500     1.05%, 05/06/04                                                                 65,374
         40,000     1.04%, 05/18/04                                                                 39,910
         10,000   Ciesco LP, 1.03%, 04/08/04                                                         9,989
         50,000   Clipper Receivables Corp., 1.05%, 05/17/04                                        49,888
                  Compass Securitization LLC,
         20,000     1.03%, 03/19/04                                                                 19,990
         40,000     1.03%, 03/22/04                                                                 39,976
         36,190     1.05%, 04/13/04                                                                 36,145
        120,000   Crown Point Capital Co., LLC, 1.05%, 05/06/04                                    119,769
                  Edison Asset Securitization LLC,
        132,000     1.04%, 03/08/04                                                                131,973
         10,000     1.05%, 03/22/04                                                                  9,994
        385,000     1.11%, 04/07/04                                                                384,563
        125,000     1.05%, 05/11/04                                                                124,741
                  Eureka Securitization, Inc.,
         22,000     1.04%, 03/23/04                                                                 21,986
         73,500     1.04%, 03/30/04                                                                 73,438
         49,520     1.04%, 04/28/04                                                                 49,437
         24,000     1.04%, 05/13/04                                                                 23,949
                  Fairway Finance Corp.,
         36,124     1.03%, 03/22/04                                                                 36,102
         56,524     1.04%, 05/20/04                                                                 56,393

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT
           (USD)  ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS-- CONTINUED

                  ASSET BACKED SECURITIES-- CONTINUED
                  Gemini Funding Corp.,
$        50,000     1.03%, 03/08/04                                                        $        49,990
        150,000     1.03%, 04/05/04                                                                149,850
                  Giro Balanced Funding Corp.,
         25,832     1.04%, 03/01/04                                                                 25,832
         69,238     1.05%, 05/07/04                                                                 69,103
                  Giro Funding U.S. Corp.,
         30,000     1.03%, 03/08/04                                                                 29,994
         50,000     1.03%, 04/01/04                                                                 49,956
        140,261     1.04%, 04/07/04                                                                140,111
         65,000     1.04%, 05/17/04                                                                 64,856
                  Giro Multi-Funding Corp.,
         98,446     1.03%, 03/15/04                                                                 98,407
        174,000     1.03%, 03/22/04                                                                173,895
                  Grampian Funding LLC,
         75,000     1.04%, 03/29/04                                                                 74,939
         32,000     1.16%, 05/04/04                                                                 31,934
        276,000     1.05%, 05/27/04                                                                275,300
        239,000     1.13%, 07/02/04                                                                238,077
         15,000     1.10%, 07/09/04                                                                 14,940
         49,000     1.09%, 07/20/04                                                                 48,791
                  Greyhawk Funding LLC,
        200,000     1.03%, 03/04/04                                                                199,983
         99,000     1.03%, 03/10/04                                                                 98,975
         70,000     1.03%, 03/19/04                                                                 69,964
         90,000     1.11%, 04/01/04                                                                 89,914
         70,000     1.05%, 05/19/04                                                                 69,839
                  K2 (USA) LLC,
         50,000     1.15%, 03/02/04                                                                 49,998
         50,000     1.08%, 03/15/04                                                                 50,000
         90,000     1.07%, 04/20/04                                                                 89,999
         60,000     1.10%, 07/07/04                                                                 59,766
         19,400     1.09%, 07/15/04                                                                 19,320
         23,975     1.09%, 07/19/04                                                                 23,873
         63,887   Kitty Hawk Funding Corp., 1.05%, 05/10/04                                         63,757
         25,000   Liberty Street Fund Corp., 1.05%, 05/25/04                                        24,938
         42,000   Mont Blanc Capital Corp., 1.04%, 03/10/04                                         41,989
                  Newport Funding Corp.,
         55,091     1.03%, 04/08/04                                                                 55,031
         70,000     1.04%, 04/12/04                                                                 69,915
                  Park Granada LLC,
        100,000     1.06%, 03/12/04                                                                 99,968
        120,000     1.04%, 03/19/04                                                                119,938
        100,000     1.06%, 04/13/04                                                                 99,873
         45,000     1.06%, 04/13/04                                                                 44,943
         50,000     1.07%, 05/07/04                                                                 49,900
         50,000   Scaldis Capital LLC, 1.04%, 03/25/04                                              49,965
                  Sheffield Receivables Corp.,
         85,000     1.03%, 03/05/04                                                                 84,990
         32,000     1.03%, 03/19/04                                                                 31,984

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT
           (USD)  ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS-- CONTINUED

                  ASSET BACKED SECURITIES-- CONTINUED
$       150,000     1.03%, 03/25/04                                                        $       149,897
         40,000     1.03%, 03/29/04, #                                                              39,968
                  Sigma Finance, Inc.,
         19,100     1.10%, 03/15/04                                                                 19,092
         30,000     1.10%, 03/22/04                                                                 29,981
                  Silver Tower U.S. Funding LLC,
        110,000     1.23%, 05/10/04                                                                109,737
         52,000     1.18%, 05/13/04                                                                 51,876
        115,000     1.17%, 05/19/04                                                                114,705
        760,000   Special Purpose Accounts Receivable
                    Cooperative Corp., 1.15%, 07/26/04                                             760,001
         40,000   Stadshypotek Delaware, Inc., 1.04%, 05/21/04                                      39,906
                  Surrey Funding Corp.,
         90,000     1.03%, 03/15/04                                                                 89,964
         80,000     1.04%, 03/29/04                                                                 79,935
         95,000   Thames Asset Global Securitization (TAGS),
                    1.03%, 03/22/04                                                                 94,943
                  Tulip Funding Corp.,
        200,000     1.14%, 03/01/04                                                                200,000
         50,996     1.03%, 03/09/04                                                                 50,984
        100,000     1.07%, 05/27/04                                                                 99,741
         25,000   Windmill Funding Corp., 1.03%, 03/22/04                                           24,985
                  Yorktown Capital LLC,
         34,566     1.03%, 03/08/04                                                                 34,559
        143,379     1.03%, 03/18/04                                                                143,309
        227,000     1.03%, 03/22/04                                                                226,864
                                                                                           ---------------
                                                                                                 8,112,218

                  AUTOMOTIVE-- 0.1%
         66,070   DaimlerChrysler Revolving Auto Trust,
                    1.03%, 03/18/04                                                                 66,038

                  BANKING-- 15.2%
                  Abbey National North America Corp.,
         45,000     1.04%, 05/19/04                                                                 44,898
        174,750     1.10%, 08/23/04                                                                173,816
        175,000   Abbey National PLC (United Kingdom),
                    1.15%, 05/14/04                                                                175,000
                  Banco Santander Central Hispano SA (Spain),
         75,000     1.11%, 04/09/04                                                                 74,910
        190,000     1.11%, 04/13/04                                                                189,748
                  Bank of Ireland (Ireland),
        129,000     1.03%, 04/23/04                                                                128,804
         59,000     1.16%, 05/07/04                                                                 58,873
        208,700   BankAmerica Corp., 1.05%, 05/12/04                                               208,261
                  Banque ET Caisse D'Epargne De L'Etat
                    (Luxembourg),
         75,000     1.12%, 04/16/04                                                                 74,893
        125,000     1.13%, 06/30/04                                                                124,525
        100,000     1.12%, 08/03/04                                                                 99,518

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT
           (USD)  ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  BANKING -- CONTINUED
                  Banque Generale du Luxembourg SA (Luxembourg),
$        75,000     1.03%, 03/12/04                                                        $        74,976
         61,000     1.15%, 05/21/04                                                                 60,842
         13,400     1.09%, 07/12/04                                                                 13,346
         55,000     1.09%, 07/26/04                                                                 54,755
         30,679   Bradford & Bingley PLC (United Kingdom),
                    1.04%, 03/09/04                                                                 30,672
        127,000   Caisse Nationale De Credit Agricole (France),
                    1.20%, 06/04/04                                                                126,598
         95,000   CBA (Delaware) Finance, Inc., 1.09%, 07/13/04                                     94,616
                  Citibank Credit Card Issuance Trust,
         50,000     1.03%, 03/09/04                                                                 49,989
        200,000     1.03%, 03/10/04                                                                199,949
         70,000     1.04%, 03/11/04                                                                 69,980
        185,118     1.05%, 03/12/04                                                                185,059
        100,000     1.04%, 03/18/04                                                                 99,951
        100,000     1.04%, 03/26/04                                                                 99,928
        175,000     1.04%, 04/13/04                                                                174,783
         50,000   Credit Suisse First Boston, Inc., 1.09%, 07/12/04                                 49,799
         18,281   Danske Bank AS (Denmark), 1.12%, 07/30/04                                         18,195
                  Den Norske Bank (Norway),
         41,000     1.13%, 04/19/04                                                                 40,937
         84,200     1.05%, 05/18/04                                                                 84,008
         50,000     1.10%, 07/15/04                                                                 50,000
        110,000     1.10%, 08/19/04                                                                109,428
         50,000   Depfa Deutsche Pfandbrief Bank AG (Germany),
                    1.09%, 07/15/04                                                                 49,794
         22,000   Dexia Delaware LLC, 1.03%, 03/15/04                                               21,991
         21,000   Household Finance Corp., 1.11%, 04/07/04                                          20,976
                  HSH Nordbank AG/New York,
         70,000     1.08%, 03/05/04                                                                 69,992
        124,400     1.05%, 06/14/04                                                                124,019
         47,500     ING (US) Funding LLC, 1.10%, 03/10/04                                           47,487
                  Links Finance LLC,
        100,000     1.08%, 03/03/04                                                                100,000
        100,000     1.06%, 03/29/04                                                                100,000
         76,700   Macquarie Bank (Australia), 1.12%, 03/09/04                                       76,681
         24,000   Natexis Banques Populaires (France), 1.12%,
                    08/04/04                                                                        23,884
                  Nationwide Building Society (United Kingdom),
         50,000     1.15%, 05/17/04                                                                 49,878
        157,000     1.20%, 06/09/04                                                                156,477
        100,000     1.09%, 07/12/04                                                                 99,599
        120,200     1.09%, 08/20/04                                                                119,574
                  NBNZ International LTD (United Kingdom),
        180,000     1.20%, 04/22/04                                                                179,688
        180,000     1.08%, 07/14/04                                                                179,269
                  Norddeutsche Landesbank Girozentrale (Germany),
        100,000     1.03%, 03/16/04                                                                 99,957
         77,500     1.04%, 04/12/04                                                                 77,406

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT
           (USD)  ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  BANKING -- CONTINUED
$       200,000     1.37%, 09/07/04                                                        $       199,989
         75,000     1.24%, 10/22/04                                                                 74,393
                  Nordea North America (Sweden),
        264,500     1.03%, 03/08/04                                                                264,446
         50,000     1.03%, 03/24/04                                                                 49,967
        200,000     1.03%, 04/06/04                                                                199,794
                  Northern Rock PLC (United Kingdom),
         75,000     1.05%, 04/15/04                                                                 75,000
         50,000     1.05%, 04/16/04                                                                 50,000
        100,000   Royal Bank of Scotland (United Kingdom), 1.51%,
                    12/08/04                                                                        99,992
                  Santander Central Hispano SA (Spain),
         78,568     1.09%, 07/06/04                                                                 78,267
        195,000     1.09%, 07/07/04                                                                194,248
                  Swedbank, Inc. (Sweden),
        100,000     1.04%, 03/09/04                                                                 99,977
         36,000     1.09%, 07/20/04                                                                 35,846
         95,000     1.09%, 07/23/04                                                                 94,586
                  Swiss Re Financial Products Corp. (Switzerland),
         23,549     1.11%, 04/06/04                                                                 23,523
         56,000     1.05%, 05/27/04                                                                 55,858
         99,000   Unicredito Delaware, 1.10%, 04/02/04                                              98,904
        100,000   Wells Fargo Bank N.A., 1.04%, 06/17/04, FRN                                       99,997
                  Westdeutsche Landesbank Girozentrale (Germany),
        150,000     1.18%, 05/06/04                                                                150,001
        120,011     1.11%, 08/04/04                                                                119,434
                  Westpac Banking Corp. (Australia),
        100,000     1.15%, 05/24/04                                                                 99,733
         22,367     1.20%, 06/03/04                                                                 22,297
                  WestpacTrust (New Zealand),
        100,000     1.16%, 04/20/04                                                                 99,839
        100,000     1.15%, 05/04/04                                                                 99,796
         93,357     1.20%, 06/03/04                                                                 93,066
                                                                                           ---------------
                                                                                                 7,116,682

                  COMPUTER SOFTWARE-- 0.5%
        250,000   Descartes Funding Trust Corp., 1.09%, 11/15/04                                   250,000

                  DIVERSIFIED-- 1.8%
                  General Electric Capital Corp.,
        150,000     1.14%, 03/04/04                                                                149,986
        200,000     1.10%, 04/08/04                                                                199,768
                  General Electric Capital International Funding, Inc.,
        200,000     1.04%, 03/17/04                                                                199,908
        298,014     1.20%, 06/03/04                                                                297,079
                                                                                           ---------------
                                                                                                   846,741

                  FINANCIAL SERVICES-- 4.1%
         55,000     Beta Finance, Inc., 1.03%, 04/16/04                                             54,928
                  Cafco LLC,
         24,624     1.03%, 03/08/04                                                                 24,619
         75,000     1.03%, 03/17/04                                                                 74,966

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT
           (USD)  ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS-- CONTINUED

                  FINANCIAL SERVICES-- CONTINUED
$        37,950     1.03%, 04/06/04                                                        $        37,911
         43,000     1.04%, 04/19/04                                                                 42,939
         50,000     1.03%, 04/26/04                                                                 49,920
        100,000     1.04%, 05/17/04                                                                 99,778
                  CC USA, Inc.,
         55,500     1.03%, 04/15/04                                                                 55,429
         56,500     1.05%, 05/10/04                                                                 56,385
         45,500     1.04%, 05/24/04                                                                 45,390
         41,000     1.05%, 06/02/04                                                                 40,889
                  Citigroup Global Markets Holdings, Inc.,
        100,000     1.04%, 03/15/04                                                                 99,960
        200,000     1.03%, 04/16/04                                                                199,736
         50,000     1.04%, 05/19/04                                                                 49,886
         51,000   CRC Funding LLC, 1.04%, 03/11/04                                                  50,985
                  Discover Card Master Trust,
        132,000     1.04%, 03/22/04                                                                131,919
         51,700     1.05%, 05/11/04                                                                 51,593
        125,000   Fortis Funding LLC, 1.03%, 04/26/04                                              124,799
        225,000   Goldman Sachs Group, Inc., 1.23%, 04/28/04                                       224,999
                  Govco, Inc.,
          7,350     1.04%, 04/21/04                                                                  7,339
        125,000     1.05%, 05/10/04                                                                124,745
         73,102     1.04%, 05/20/04                                                                 72,933
         90,206   Independence Funding LLC, 1.03%, 03/22/04                                         90,152
         90,765   PB Finance (Delaware), Inc., 1.04%, 04/12/04                                      90,655
         50,000   Statens Bostadsfinansier (Luxembourg),
                    1.05%, 05/06/04                                                                 49,904
                                                                                           ---------------
                                                                                                 1,952,759

                  INSURANCE-- 0.3%
                  ING America Insurance Holding Corp.,
         50,000     1.14%, 04/16/04                                                                 49,927
         50,000     1.15%, 05/11/04                                                                 49,887
         21,000   Prudential PLC (United Kingdom), 1.04%, 05/17/04 20,953
                                                                                           ---------------
                                                                                                   120,767

                  METALS/MINING-- 0.2%
         78,964   Rio Tinto LTD (Australia), 1.10%, 03/12/04                                        78,937

                  TRANSPORTATION-- 0.6%
                  Network Rail LTD (United Kingdom),
         65,000     1.12%, 04/13/04                                                                 64,913
         50,000     1.05%, 04/14/04                                                                 49,936
         70,000     1.13%, 07/12/04                                                                 69,708
         80,000     1.10%, 08/03/04                                                                 79,621
                                                                                           ---------------
                                                                                                   264,178
                  ----------------------------------------------------------------------------------------
                  Total Commercial Paper                                                        18,808,320
                  (Cost $18,808,320)
                  ----------------------------------------------------------------------------------------

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT
           (USD)  ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS-- CONTINUED

                  Certificates of Deposit-- 25.3%

                  ABN-AMRO Bank N.V. (The Netherlands) (Yankee),
$        48,000     1.24%, 03/17/04                                                        $        48,002
         75,000     1.14%, 07/08/04                                                                 75,000
         50,000   Alliance & Leicester PLC (United Kingdom)
                    (Yankee), 1.09%, 07/27/04                                                       50,000
        100,000   Banco Bilbao Vizcaya Argentina/New York
                    (Yankee), 1.07%, 11/16/04, Floating Rate                                        99,993
        275,000   Banco Santander Central Hispano SA (Spain)
                    (Yankee), 1.11%, 07/26/04                                                      275,011
        300,000   Banque Nationale de Paris/New York (Yankee),
                    1.52%, 12/08/04                                                                299,954
                  Barclays Bank PLC (United Kingdom) (Yankee),
        400,000     1.16%, 03/15/04                                                                400,001
        225,000     1.11%, 04/15/04                                                                225,000
        120,000     1.09%, 08/25/04                                                                120,001
                  Barclays Bank PLC/New York (Yankee),
        100,000     1.02%, 09/07/04, Floating Rate                                                  99,982
        250,000     1.05%, 09/13/04, Floating Rate                                                 249,980
        500,000     1.05%, 11/03/04, Floating Rate                                                 499,948
        405,000     1.05%, 12/01/04                                                                404,938
                  Bayerische Landesbank/New York (Yankee),
         36,000     1.16%, 06/21/04, Floating Rate                                                  36,007
         50,000     1.04%, 09/13/04, Floating Rate                                                  49,994
         50,000     1.04%, 09/30/04, Ser. 1, Floating Rate                                          49,994
         92,000     1.16%, 09/30/04, Floating Rate                                                  92,018
         75,000     1.04%, 12/20/04, Floating Rate                                                  74,991
        310,000   BNP Paribas/New York (Yankee), 1.04%, 06/10/04                                   309,983
         30,000   Canadian Imperial Bank of Commerce/New York
                    (Yankee), 1.58%, 12/08/04                                                       29,997
                  Credit Agricole Indosuez SA (France) (Yankee),
        140,000     1.11%, 08/09/04                                                                140,000
        150,000     1.17%, 10/26/04                                                                150,000
        230,000   Credit Agricole Indosuez/New York (Yankee),
                    1.04%, 06/04/04, Floating Rate                                                 229,988
                  Credit Lyonnais (France) (Yankee),
        100,000     1.16%, 03/09/04                                                                100,000
        400,000     1.11%, 04/02/04                                                                399,999
        425,000     1.10%, 04/05/04                                                                424,999
        200,000     1.15%, 05/21/04                                                                200,000
         40,000     1.11%, 08/06/04                                                                 40,000
        200,000   Credit Suisse First Boston/New York (Yankee),
                    1.11%, 03/08/04, Floating Rate                                                 200,002
        225,000   Credit Suisse Group (Switzerland) (Yankee),
                    1.04%, 05/03/04                                                                225,000
        120,000   Depfa Deutsche Pfandbrief (Germany) (Yankee),
                    1.22%, 06/04/04                                                                120,002
                  Deutsche Bank AG (Germany) (Yankee),
         75,000     1.38%, 09/07/04                                                                 75,000
        185,000     1.05%, 10/08/04, Floating Rate                                                 185,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT
           (USD)  ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS-- CONTINUED

                  CERTIFICATES OF DEPOSIT-- CONTINUED
                  Dexia Credit Local (France) (Yankee),
$       200,000     1.09%, 07/28/04                                                        $       200,000
        100,000     1.10%, 07/28/04                                                                100,000
        200,000   Fortis Bank (Belgium) (Yankee), 1.12%, 08/04/04                                  200,000
        150,000   Fortis Bank/New York (Yankee), 1.53%, 12/08/04                                   149,977
                  HBOS Treasury Services PLC (United Kingdom)
                    (Yankee),
        105,000     1.17%, 03/22/04                                                                105,000
        200,000     1.19%, 04/22/04                                                                200,000
        190,000     1.20%, 05/17/04                                                                190,000
        100,000     1.16%, 05/24/04                                                                100,000
         50,000     1.06%, 05/27/04                                                                 50,000
         60,000     1.14%, 07/09/04                                                                 60,000
        200,000     1.12%, 08/05/04                                                                200,000
        100,000   ING Bank N.V. (The Netherlands) (Yankee),
                    1.41%, 08/05/04                                                                100,000
                  Landesbank Baden-Wuerttemberg/New York
                    (Yankee),
         50,000     1.09%, 03/15/04, Floating Rate                                                  50,001
        350,000     1.04%, 09/10/04, Floating Rate                                                 349,972
                  Landesbank Hessen-Thuringen Girozentrale
                    (Germany) (Yankee),
        250,000     1.14%, 07/09/04                                                                250,000
         75,000     1.51%, 11/19/04                                                                 75,005
                  Natexis Banques Populaires/New York (Yankee),
        200,000     1.17%, 04/29/04                                                                199,617
         50,000     1.17%, 05/04/04                                                                 50,000
         50,000     1.05%, 05/12/04                                                                 49,999
        100,000     Nordea Bank AB (Sweden) (Yankee),
                    1.16%, 05/06/04                                                                100,000
        100,000     Nordea Bank Finland PLC (Finland) (Yankee),
                    1.09%, 07/13/04                                                                100,002
        175,000     Royal Bank of Canada/New York (Yankee),
                    1.50%, 12/07/04                                                                174,980
        200,000     San Paolo IMI SPA (Italy) (Yankee), 1.17%, 04/30/04                            200,000
                  Santander Central Hispano SA (Spain) (Yankee),
        200,000     1.16%, 08/03/04                                                                200,017
        102,000     1.12%, 08/11/04                                                                102,009
                  Societe Generale (France) (Yankee),
        200,000     1.04%, 04/02/04                                                                200,000
        235,000     1.09%, 07/28/04                                                                235,000
        250,000     1.40%, 08/05/04                                                                250,000
        375,000     1.10%, 09/01/04                                                                375,000
        200,000   Svenska Handelsbanken, Inc. (Sweden) (Yankee),
                    1.11%, 08/09/04                                                                200,000
                  UniCredito Italiano SPA (Italy) (Yankee),
        150,000     1.13%, 03/29/04                                                                150,000
        195,000     1.06%, 05/06/04                                                                195,004
        279,200     1.10%, 07/26/04                                                                279,206

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT
           (USD)  ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS-- CONTINUED

                  CERTIFICATES OF DEPOSIT-- CONTINUED
                  Westdeutsche Landesbank Girozentrale (Germany)
                    (Yankee),
$       200,000     1.15%, 04/30/04                                                        $       200,000
        170,000     1.05%, 05/03/04                                                                169,997
        100,000     1.51%, 12/07/04                                                                100,000
                  ----------------------------------------------------------------------------------------
                  Total Certificates of Deposit                                                 11,891,570
                  (Cost $11,891,570)
                  ----------------------------------------------------------------------------------------
                  Time Deposits-- 2.9%

        300,000   American Express Centurion Bank, 1.04%, 03/10/04                                 300,000
        400,000   Fifth Third Bank, 1.05%, 03/01/04                                                400,000
        399,310   National Australia Bank LTD (Australia),
                    1.04%, 03/01/04                                                                399,310
        250,000   Wells Fargo & Co., 1.05%, 03/01/04                                               250,000
                  ----------------------------------------------------------------------------------------
                  Total Time Deposits                                                            1,349,310
                  (Cost $1,349,310)
                  ----------------------------------------------------------------------------------------
                  Repurchase Agreements-- 7.9%

        500,000   ABN-AMRO, Inc., 1.05%, dated 02/27/04,
                    due 03/01/04, repurchase price $500,044,
                    collateralized by U.S. Government
                    Agency Securities                                                              500,000
        190,557   Credit Suisse First Boston, Inc., 1.05%,
                    dated 02/27/04, due 03/01/04, repurchase
                    price $190,574, collateralized by U.S.
                    Government Agency Securities                                                   190,557
         15,344   Deutsche Bank Securities, Inc., 1.00%,
                    dated 02/27/04, due 03/01/04, repurchase
                    price $15,345, collateralized by U.S.
                    Treasury Securities                                                             15,344
      3,000,000   UBS Warburg LLC, 1.05%, dated 02/27/04,
                    due 03/01/04, repurchase price $3,000,263,
                    collateralized by U.S. Government
                    Agency Securities                                                            3,000,000
                  ----------------------------------------------------------------------------------------
                  Total Repurchase Agreements                                                    3,705,901
                  (Cost $3,705,901)
----------------------------------------------------------------------------------------------------------
                  Total Investments-- 100.0%                                               $    46,955,782
                  (Cost $46,955,782) *
----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN LIQUID ASSETS MONEY MARKET FUND

Portfolio of Investments

As of February 29, 2004 (unaudited)
(Amounts in thousands)

      PRINCIPAL
         AMOUNT
           (USD)  ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS-- 100.0%

                  U.S. Government agency security-- 1.8%

$        55,000   Federal Home Loan Mortgage Corp., 1.19%,
                    02/14/05, Ser. 1, MTN, FRN                                             $        55,000
                  (Cost $55,000)

                  Supranational Bond-- 1.7%

         50,000   Corp. Andina de Fomento, 1.27%,
                    05/17/04, MTN, FRN                                                              50,000
                  (Cost $50,000)

                  Corporate Notes & Bonds-- 22.9%

                  BANKING-- 1.7%
                  Bank of America Corp.,
          5,000     5.75%, 03/01/04, Ser. H, MTN                                                     5,000
         18,725     6.63%, 06/15/04                                                                 19,020
          2,450   HSBC (USA), Inc., 1.32%, 09/24/04, FRN                                             2,452
         25,000   Westpac Banking Corp./New York,
                    1.11%, 06/14/04, FRN                                                            25,004
                                                                                           ---------------
                                                                                                    51,476

                  DIVERSIFIED-- 0.3%
                  General Electric Capital Corp.,
          1,000     8.09%, 04/01/04, Ser. A, MTN, SUB                                                1,006
          2,000     5.38%, 04/23/04, Ser. A, MTN                                                     2,012
          6,000     1.18%, 04/08/05, FRN                                                             6,000
                                                                                           ---------------
                                                                                                     9,018

                  FINANCIAL SERVICES-- 20.4%
                  Beta Finance, Inc.,
         30,000     1.06%, 05/19/04, MTN, FRN, #                                                    30,000
         50,000     1.06%, 06/02/04, MTN, FRN, #                                                    49,999
                  CC USA, Inc.,
         25,000     1.07%, 03/18/04, MTN, FRN, #                                                    25,000
         25,000     1.07%, 03/31/04, Ser. 1, MTN, FRN, #                                            25,000
         40,000     1.07%, 06/24/04, MTN, FRN, #                                                    40,000
                  Dorada Finance, Inc.,
         30,000     1.07%, 03/31/04, MTN, FRN, #                                                    30,000
         10,000     1.06%, 05/24/04, Ser. 1, MTN, FRN, #                                            10,000
         30,000   Goldman Sachs Group, Inc.,
                    1.13%, 06/07/04, FRN, #                                                         30,000
         30,000   HBOS Treasury Services PLC (United Kingdom),
                    1.09%, 04/01/05, MTN, FRN, #                                                    30,000
                  Household Finance Corp.,
         10,000     1.87%, 04/23/04, MTN, FRN                                                       10,011
          2,450     6.00%, 05/01/04                                                                  2,470
          3,025     8.00%, 08/01/04                                                                  3,107
          1,779     5.88%, 09/25/04                                                                  1,823
         30,000   John Hancock Global Funding II,
                    1.32%, 09/27/04, MTN, FRN, #                                                    30,030
         40,000   Merrill Lynch & Co., Inc.,
                    1.10%, 02/04/05, MTN, FRN                                                       40,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT
           (USD)  ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS-- CONTINUED

                  FINANCIAL SERVICES-- CONTINUED
$        67,000   Money Market Trust,
                    1.24%, 07/09/04, Ser. A-1, FRN, #                                      $        66,999
                  Morgan Stanley,
         30,000     1.27%, 03/19/04, Ser. 1, MTN, FRN                                               30,003
         55,000     1.48%, 04/05/04, Ser. 1, MTN, FRN                                               55,023
         24,000     1.42%, 05/14/04, Ser. C, MTN, FRN                                               24,018
                  Premium Asset Trust/GEFA,
         35,000     1.35%, 06/01/04, Ser. 2002-6, FRN, #                                            35,012
         25,000     5.25%, 07/19/04, Ser. 2001-6, #                                                 25,379
         15,000   Restructured Asset Securities with Enhanced
                    Returns (RACERS), 1.20%, 02/08/05,
                    Ser. 2004-1-MM (i)                                                              15,000
                                                                                           ---------------
                                                                                                   608,874

                  INSURANCE-- 0.5%
         15,000   SunAmerica Global Financing VIII,
                    1.22%, 11/15/04, FRN, #                                                         15,014
                  ----------------------------------------------------------------------------------------
                  Total Corporate Notes & Bonds                                                    684,382
                  (Cost $684,382)
                  ----------------------------------------------------------------------------------------
                  Asset Backed Security -- 1.0%

         29,787   Orchid Structured Finance CDO LTD, 1.22%,
                    05/18/04, Ser. 2003-1A, Class A1-MM, FRN, # (i)                                 29,787
                  (Cost $29,787)

                  Commercial Paper-- 33.7%

                  ASSET BACKED SECURITIES-- 14.5%
         20,000   Cantabric Financing LLC (Ireland), 1.05%, 04/13/04                                19,975
         90,000   Concord Minutemen Capital Co., 1.10%, 03/09/05                                    89,999
         15,000   Dorada Finance, Inc., 1.13%, 04/20/04                                             14,976
         25,000   FCAR Owner Trust Series I, 1.09%, 07/13/04                                        24,899
                  Four Winds Funding Corp.,
         12,000     1.14%, 03/12/04                                                                 11,996
          4,000     1.12%, 03/19/04                                                                  3,998
         25,000   Grampian Funding LLC, 1.10%, 07/09/04                                             24,901
                  K2 (USA) LLC,
         50,000     1.08%, 03/15/04                                                                 50,000
         38,000     1.10%, 08/16/04                                                                 37,805
         20,000     1.10%, 08/23/04                                                                 19,893
         25,000   Park Granada LLC, 1.07%, 05/07/04                                                 24,950
                  Silver Tower U.S. Funding LLC,
         52,132     1.21%, 05/07/04                                                                 52,015
         25,000     1.17%, 05/19/04                                                                 24,936
         30,000     1.11%, 08/19/04                                                                 29,842
                                                                                           ---------------
                                                                                                   430,185

                  AUTOMOTIVE-- 1.0%
                  DaimlerChrysler N.A. Holdings Corp.,
          7,800     1.23%, 03/01/04                                                                  7,800
          7,500     1.22%, 03/05/04                                                                  7,499

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT
           (USD)  ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  AUTOMOTIVE -- CONTINUED
                  General Motors Acceptance Corp.,
$        12,700     1.24%, 03/01/04                                                        $        12,700
          3,300     1.24%, 03/23/04                                                                  3,297
                                                                                           ---------------
                                                                                                    31,296

                  BANKING-- 13.4%
         50,000   Banque ET Caisse D'Epargne De L'Etat
                    (Luxembourg), 1.13%, 06/30/04                                                   49,810
         25,000   Banque Generale du Luxembourg SA
                    (Luxembourg), 1.09%, 07/26/04                                                   24,889
        100,000   Bradford & Bingley PLC
                    (United Kingdom), 1.13%, 01/07/05                                               99,999
         50,000   CDC, Inc., 1.09%, 07/28/04
                  Den Norske Bank (Norway),                                                         50,000
         20,000     1.17%, 04/19/04                                                                 19,968
         22,900     1.09%, 08/23/04                                                                 22,779
                  Links Finance LLC,
         50,000     1.08%, 03/11/04, MTN, FRN, #                                                    50,000
          2,486     1.15%, 05/05/04                                                                  2,481
         30,000   NBNZ International LTD
                    (United Kingdom), 1.09%, 07/20/04                                               29,872
         25,000   Swedbank, Inc. (Sweden), 1.09%, 07/23/04                                          24,891
         25,000   Westdeutsche Landesbank
                    Girozentrale (Germany), 1.11%, 08/04/04                                         24,880
                                                                                           ---------------
                                                                                                   399,569

                  FINANCIAL SERVICES-- 2.2%
         40,000   Goldman Sachs Group, Inc., 1.23%, 04/28/04                                        40,000
         25,000   Govco, Inc., 1.12%, 04/15/04                                                      24,965
                                                                                           ---------------
                                                                                                    64,965

                  FOOD/BEVERAGE PRODUCTS-- 0.3%
                  Kraft Foods, Inc.,
          8,000     1.14%, 03/17/04                                                                  7,996
          2,072     1.12%, 03/22/04                                                                  2,071
                                                                                           ---------------
                                                                                                    10,067

                  INDUSTRIAL COMPONENTS-- 0.2%
          7,000   Assa Abloy AB (Sweden), 1.11%, 03/05/04                                            6,999

                  TRANSPORTATION-- 2.1%
                  Network Rail LTD (United Kingdom),
         10,000     1.05%, 04/14/04                                                                  9,987
         30,000     1.13%, 07/12/04                                                                 29,875
         24,000     1.10%, 08/03/04                                                                 23,886
                                                                                           ---------------
                                                                                                    63,748
                  ----------------------------------------------------------------------------------------
                  Total Commercial Paper                                                         1,006,829
                  (Cost $1,006,829)
                  ----------------------------------------------------------------------------------------

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT
           (USD)  ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS-- CONTINUED

                  Certificates of Deposit-- 36.9%

$        50,000   ABN-AMRO Bank N.V. (The Netherlands) (Yankee),
                    1.14%, 07/08/04                                                        $        50,000
                  Alliance & Leicester PLC (United Kingdom) (Yankee),
         50,000     1.12%, 04/07/04                                                                 50,000
         50,000     1.12%, 04/15/04                                                                 50,000
         20,000   Banco Bilbao Vizcaya Argentaria SA (Spain)
                    (Yankee), 1.10%, 07/16/04                                                       20,000
         25,000   Banco Santander Central Hispano SA (Spain)
                    (Yankee), 1.11%, 07/26/04                                                       25,001
         25,000   Bank of Scotland/New York (Yankee),
                    1.11%, 04/08/04                                                                 25,000
         50,000   Bank One Corp., 1.20%, 06/17/04, Floating Rate                                    50,012
         25,000   Barclays Bank PLC/New York (Yankee),
                    1.05%, 12/01/04                                                                 24,996
         30,000   BNP Paribas/New York (Yankee), 1.04%, 06/10/04                                    29,998
         10,000   Canadian Imperial Bank of Commerce/New York
                    (Yankee), 1.58%, 12/08/04                                                        9,999
         35,000   Credit Agricole Indosuez/New York (Yankee),
                    1.04%, 06/04/04, Floating Rate                                                  34,998
         30,000   Credit Lyonnais (France) (Yankee), 1.10%, 04/05/04                                30,000
                  Credit Suisse First Boston/New York (Yankee),
         75,000     1.28%, 10/14/04                                                                 75,000
         25,000     1.60%, 12/13/04                                                                 25,000
         25,000   Fortis Bank/New York (Yankee), 1.41%, 09/03/04                                    25,000
         66,000   Goldman Sachs Group, Inc., 1.22%, 04/23/04                                        66,000
                  HBOS Treasury Services PLC (United Kingdom)
                    (Yankee),
         20,000     1.17%, 03/22/04                                                                 20,000
         20,000     1.16%, 05/24/04                                                                 20,000
         25,000   KBC Bank N.V. (Belgium) (Yankee),
                    1.07%, 04/15/04                                                                 25,001
         25,000   Landesbank Baden-Wuerttemberg (Germany)
                    (Yankee), 1.15%, 05/20/04                                                       25,000
                  Landesbank Hessen-Thuringen
                    Girozentrale (Germany) (Yankee),
         50,000     1.14%, 07/09/04                                                                 50,000
         65,000     1.09%, 07/22/04                                                                 65,000
         30,000   Santander Central Hispano SA (Spain) (Yankee),                                    30,003
                    1.12%, 08/11/04
         25,000   Societe Generale/New York (Yankee),
                    1.27%, 10/20/04                                                                 25,001
                  UniCredito Italiano SPA (Italy) (Yankee),
        100,000     1.18%, 04/30/04                                                                100,000
         40,000     1.10%, 07/15/04                                                                 40,000
                  Westdeutsche Landesbank Girozentrale
                    (Germany) (Yankee),
         80,000     1.15%, 04/30/04                                                                 80,000
         30,000     1.05%, 05/03/04                                                                 29,999
                  ----------------------------------------------------------------------------------------
                  Total Certificates of Deposit                                                  1,101,008
                  (Cost $1,101,008)
                  ----------------------------------------------------------------------------------------

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT
           (USD)  ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS-- CONTINUED

                  Repurchase Agreement-- 2.0%

$        59,450   Greenwich Capital Markets, Inc.,
                    1.05%, dated 02/27/04,
                    due 03/01/04, repurchase price $59,455,
                    collateralized by U.S. Government Agency
                    Securities and Commercial Paper Securities                             $        59,450
                  (Cost $59,450)
----------------------------------------------------------------------------------------------------------
                  Total Investments-- 100.0%                                               $     2,986,456
                  (Cost $2,986,456) *
----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

Portfolio of Investments

As of February 29, 2004 (unaudited)
(Amounts in thousands)

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS-- 100.0%

                  U.S. Government Agency Securities-- 68.0%

                  Federal Farm Credit Bank,
$       100,000     1.00%, 04/15/04, FRN                                                   $        99,997
         75,000     1.04%, 05/14/04, DN                                                             74,840
         50,000     0.99%, 06/10/04, FRN                                                            49,997
         16,455     1.03%, 07/19/04, DN                                                             16,389
                  Federal Home Loan Bank,
         82,163     0.98%, 03/03/04, DN                                                             82,159
         18,338     1.06%, 03/10/04, DN                                                             18,333
         27,300     1.00%, 04/12/04, DN                                                             27,268
        160,000     0.97%, 05/27/04, Ser. 369, FRN                                                 159,979
          5,191     1.01%, 06/07/04, DN                                                              5,177
         13,602     1.09%, 07/23/04, DN                                                             13,543
        200,000     1.04%, 09/20/04, Ser. 412, FRN                                                 199,924
         49,205     1.13%, 10/06/04, Ser. VJ04                                                      49,128
        452,400     0.30%, 09/08/05, FRN                                                           452,024
                  Federal Home Loan Mortgage Corp.,
        100,000     1.14%, 03/05/04, DN                                                             99,987
         12,071     1.15%, 03/08/04, DN                                                             12,068
        162,000     1.06%, 03/11/04, DN                                                            161,952
        134,680     1.10%, 04/01/04, DN                                                            134,552
         60,000     1.11%, 04/14/04, DN                                                             59,919
        158,662     1.08%, 04/15/04, DN                                                            158,448
         40,498     1.08%, 04/22/04, DN                                                             40,435
         25,000     1.14%, 05/20/04, DN                                                             24,937
        110,200     1.09%, 07/06/04, DN                                                            109,776
         20,000     3.00%, 07/15/04                                                                 20,140
        124,225     1.10%, 07/20/04, DN                                                            123,690
          8,949     1.10%, 07/21/04, DN                                                              8,910
        168,200     1.09%, 07/27/04, DN                                                            167,446
        134,200     1.09%, 08/10/04, DN                                                            133,542
         24,490     1.05%, 08/17/04, DN                                                             24,369
         20,580     1.07%, 08/18/04, DN                                                             20,477
         18,025     1.05%, 08/23/04, DN                                                             17,933
         80,000     3.25%, 11/15/04                                                                 81,157
        100,000     1.46%, 11/17/04, MTN                                                           100,000
         50,000     1.51%, 12/07/04, Ser. 3, MTN                                                    50,005
        212,000     1.19%, 02/14/05, Ser. 1, MTN, FRN                                              212,000
                  Federal National Mortgage Association,
         77,796     1.08%, 03/31/04, DN                                                             77,726
        275,000     1.08%, 04/07/04, DN                                                            274,695
        100,000     1.10%, 04/13/04, DN                                                             99,869
        165,000     1.11%, 04/14/04, DN                                                            164,775
         37,000     3.63%, 04/15/04                                                                 37,112
        151,000     1.14%, 04/28/04, DN                                                            150,723
        127,500     1.14%, 05/05/04, DN                                                            127,236
        207,638     1.14%, 05/12/04, DN                                                            207,165
        225,000     0.96%, 05/27/04, FRN                                                           224,969
        272,000     0.98%, 06/17/04, MTN, FRN                                                      271,984

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS-- CONTINUED

                  U.S. Government Agency Securities-- Continued
$       115,000     1.20%, 06/21/04, DN                                                    $       114,571
         50,000     1.10%, 07/28/04, DN                                                             49,772
         50,000     1.10%, 07/30/04, DN                                                             49,769
        250,000     0.99%, 07/30/04, FRN                                                           249,922
        402,000     1.00%, 09/10/04, FRN                                                           401,880
        150,000     1.11%, 09/10/04, FRN                                                           150,003
         25,000     1.05%, 08/25/04, DN                                                             24,871
         10,000     1.09%, 09/01/04, DN                                                              9,944
        213,750     1.52%, 01/19/05                                                                213,732
        200,000     0.97%, 08/29/05, FRN                                                           199,857
        250,000     0.34%, 09/06/05, FRN                                                           249,772
                  Student Loan Marketing Association,
         27,865     0.91%, 03/01/04, DN                                                             27,865
         61,000     3.38%, 07/15/04, MTN                                                            61,502
         25,000     3.63%, 09/30/04                                                                 25,355
         32,651   Tennessee Valley Authority, 0.95%, 03/04/04, DN                                   32,648
                  ----------------------------------------------------------------------------------------
                  Total U.S. Government Agency Securities                                        6,508,218
                  (Cost $6,508,218)
                  ----------------------------------------------------------------------------------------

                  Repurchase Agreements-- 32.0%

        474,443   Credit Suisse First Boston, Inc.,
                    1.05%, dated 02/27/04, due 03/01/04,
                    repurchase price $474,485, collateralized
                    by U.S. Government Agency Securities                                           474,443
          3,932   Deutsche Bank Securities, Inc.,
                    1.00%, dated 02/27/04, due 03/01/04,
                    repurchase price $3,932, collateralized
                    by U.S. Treasury Securities                                                      3,932
        296,068   Deutsche Bank Securities, Inc.,
                    1.05%, dated 02/27/04, due 03/01/04,
                    repurchase price $296,094, collateralized
                    by U.S. Treasury Securities                                                    296,068
        525,992   Greenwich Capital Markets, Inc.,
                    1.05%, dated 02/27/04, due 03/01/04,
                    repurchase price $526,038, collateralized
                    by U.S. Government Agency Securities                                           525,992
        365,000   Merrill Lynch & Co., 1.05%, dated 02/27/04,
                    due 03/01/04, repurchase price $365,032,
                    collateralized by U.S. Government
                    Agency Securities                                                              365,000
      1,400,000   UBS Warburg LLC, 1.05%, dated 02/27/04,
                    due 03/01/04, repurchase price $1,400,123,
                    collateralized by U.S. Government
                    Agency Securities                                                            1,400,000
                  ----------------------------------------------------------------------------------------
                  Total Repurchase Agreements                                                    3,065,435
                  (Cost $3,065,435)
                  ----------------------------------------------------------------------------------------
                  Total Investments-- 100.0%                                               $     9,573,653
                  (Cost $9,573,653)*
                  ----------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN TREASURY PLUS MONEY MARKET FUND

Portfolio of Investments

As of February 29, 2004 (unaudited)
(Amounts in thousands)

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS-- 100.0%

                  U.S. Treasury Securities-- 53.0%

                  U.S. Treasury Bills,
$       160,000     0.93%, 03/18/04                                                        $       159,930
        500,000     0.93%, 03/25/04                                                                499,690
        145,000     0.93%, 04/01/04                                                                144,884
        150,000     0.98%, 08/19/04                                                                149,305
        100,000     0.99%, 08/26/04                                                                 99,513
                  U.S. Treasury Notes & Bonds,
         50,000     3.63%, 03/31/04                                                                 50,111
        255,000     3.38%, 04/30/04                                                                255,984
        105,000     3.25%, 05/31/04                                                                105,571
        300,000     2.88%, 06/30/04                                                                301,754
        225,000     2.13%, 08/31/04                                                                226,117
         25,000     1.88%, 09/30/04                                                                 25,118
         30,000     2.13%, 10/31/04                                                                 30,208
         84,000     2.00%, 11/30/04                                                                 84,494
         65,000     1.50%, 02/28/05                                                                 65,154
                  ----------------------------------------------------------------------------------------
                  Total U.S. Treasury Securities                                                 2,197,833
                  (Cost $2,197,833)
                  ----------------------------------------------------------------------------------------

                  Repurchase Agreements-- 47.0%

        460,000   ABN-AMRO, Inc., 1.00%, dated 02/27/04,
                    due 03/01/04, repurchase price $460,038,
                    collateralized by U.S. Government
                    Agency Securities                                                              460,000
        231,567   Credit Suisse First Boston, Inc., 0.99%, dated 02/27/04,
                    due 03/01/04, repurchase price $231,586,
                    collateralized by U.S. Treasury Securities                                     231,567
        346,064   Deutsche Bank Securities, Inc., 1.00%, dated 02/27/04,
                    due 03/01/04, repurchase price $346,093,
                    collateralized by U.S. Treasury Securities                                     346,064
        460,000   Greenwich Capital Markets, Inc., 1.00%,
                    dated 02/27/04, due 03/01/04, repurchase
                    price $460,038, collateralized by
                    U.S. Treasury Securities                                                       460,000
          6,567   Lehman Brothers, Inc., 0.99%, dated 02/27/04,
                    due 03/01/04, repurchase price $6,568,
                    collateralized by U.S. Treasury Securities                                       6,567
        441,564   UBS Warburg LLC, 1.00%, dated 02/27/04,
                    due 03/01/04, repurchase price $441,601,
                    collateralized by U.S. Treasury Securities                                     441,564
                  ----------------------------------------------------------------------------------------
                  Total Repurchase Agreements                                                    1,945,762
                  (Cost $1,945,762)
----------------------------------------------------------------------------------------------------------
                  Total Investments-- 100.0%                                               $     4,143,595
                  (Cost $4,143,595) *
----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN FEDERAL MONEY MARKET FUND

Portfolio of Investments

As of February 29, 2004 (unaudited)
(Amounts in thousands)

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS-- 100.0%

                  U.S. Treasury Security-- 2.6%

$        83,458   U.S. Treasury Bill, 0.97%, 06/24/04                                      $        83,201
                  ----------------------------------------------------------------------------------------
                  Total U.S. Treasury Securities                                                    83,201
                  (Cost $83,201)
                  ----------------------------------------------------------------------------------------

                  U.S. Government Agency Securities-- 97.4%

                  Federal Farm Credit Bank,
         50,000     0.97%, 03/12/04, DN                                                             49,985
        100,000     1.00%, 04/15/04, FRN                                                            99,997
        125,000     1.00%, 05/05/04, FRN                                                           124,999
         50,000     0.99%, 06/10/04, FRN                                                            49,997
        100,000     1.13%, 06/25/04, DN                                                             99,636
        250,000     0.93%, 07/02/04, DN                                                            250,000
         50,000     1.04%, 07/09/04, DN                                                             49,812
         70,000     0.99%, 07/16/04, FRN                                                            69,999
         14,250     1.24%, 08/02/04, DN                                                             14,174
         32,000     1.14%, 09/02/04, DN                                                             31,813
         48,500     1.14%, 09/15/04, DN                                                             48,196
         25,000     1.15%, 09/20/04, DN                                                             24,838
          7,489     1.16%, 09/27/04, DN                                                              7,438
         15,000     2.38%, 10/01/04                                                                 15,109
        500,000     0.93%, 11/19/04                                                                500,000
         25,000     1.15%, 12/13/04, DN                                                             24,771
                  Federal Home Loan Bank,
        130,000     0.99%, 03/05/04, DN                                                            129,986
         98,528     1.07%, 03/10/04, DN                                                             98,502
         69,683     1.08%, 03/12/04, DN                                                             69,660
         48,900     1.04%, 03/17/04, DN                                                             48,877
         50,000     1.08%, 03/31/04, DN                                                             49,955
         34,021     1.02%, 04/02/04, DN                                                             33,990
         48,262     1.00%, 04/14/04, DN                                                             48,203
         48,150     3.75%, 04/15/04                                                                 48,308
         42,912     0.99%, 04/16/04, DN                                                             42,858
         41,456     4.88%, 04/16/04                                                                 41,653
         45,350     1.14%, 05/12/04, DN                                                             45,247
        120,000     0.97%, 05/27/04, Ser. 369, FRN                                                 119,984
         63,645     3.38%, 06/15/04                                                                 64,040
         45,935     4.75%, 06/28/04                                                                 46,459
         30,259     1.09%, 07/09/04, DN                                                             30,140
         19,500     1.13%, 07/21/04                                                                 19,498
         86,398     1.09%, 07/23/04, DN                                                             86,022
        125,000     1.00%, 08/26/05, FRN                                                           124,916
                  Student Loan Marketing Association,
         22,135     0.91%, 03/01/04, DN                                                             22,135
        300,000     0.95%, 03/04/04, DN                                                            299,976
         14,350     4.75%, 04/23/04                                                                 14,426
         89,245     5.00%, 06/30/04, DN                                                             90,341
         22,300     3.38%, 07/15/04, MTN                                                            22,472
         15,000     3.63%, 09/30/04                                                                 15,213

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS-- CONTINUED

                  U.S. Government Agency Securities-- Continued
$        79,250   Tennessee Valley Authority, 4.75%, 07/15/04                              $        80,295
                  ----------------------------------------------------------------------------------------
                  Total U.S. Government Agency Securities                                        3,153,920
                  (Cost $3,153,920)
----------------------------------------------------------------------------------------------------------
                  Total Investments-- 100.0%                                               $     3,237,121
                  (Cost $3,237,121) *
----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
Portfolio of Investments

As of February 29, 2004 (unaudited)
(Amounts in thousands)

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- 100.0%

                  U.S. Treasury Securities -- 100.0%

                  U.S. Treasury Bills,
$       360,359     0.88%, 03/04/04                                                        $       360,333
         78,850     0.97%, 03/18/04                                                                 78,814
        204,973     0.87%, 03/11/04                                                                204,923
        197,904     0.98%, 04/01/04                                                                197,738
        175,538     0.88%, 04/08/04                                                                175,374
        506,762     0.89%, 04/22/04                                                                506,113
        226,819     0.99%, 04/29/04                                                                226,451
        329,198     1.00%, 05/06/04                                                                328,595
        337,259     0.90%, 05/13/04                                                                336,645
         38,905     0.98%, 05/20/04                                                                 38,820
         86,541     0.93%, 05/27/04                                                                 86,346
          9,562     0.91%, 06/24/04                                                                  9,534
        360,664     0.92%, 07/22/04                                                                359,339
        148,230     0.97%, 07/29/04                                                                147,629
        374,664     0.98%, 08/05/04                                                                373,065
        200,000     0.96%, 08/12/04                                                                199,122
          2,029     0.99%, 08/19/04                                                                  2,020
                  U.S. Treasury Notes & Bonds,
        562,000     3.63%, 03/31/04                                                                563,240
        175,000     3.38%, 04/30/04                                                                175,674
         42,315     3.25%, 05/31/04                                                                 42,546
        490,000     2.88%, 06/30/04                                                                492,870
         25,000     2.13%, 08/31/04                                                                 25,124
         25,000     5.88%, 11/15/04                                                                 25,786
         26,000     2.00%, 11/30/04                                                                 26,117
         79,000     1.50%, 02/28/05                                                                 79,184
----------------------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                              $     5,061,402
                  (Cost $5,061,402)*
----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN TAX FREE MONEY MARKET FUND

Portfolio of Investments

As of February 29, 2004 (unaudited)
(Amounts in thousands)

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- 100.0%

                  State and Municipal Obligations -- 100.0%

                  ALABAMA -- 1.3%
$        10,900   ABN AMRO Munitops Certificate Trust,
                    Ser. 2002-21, Rev., FRDO, MBIA,
                    #, 1.07%, 07/01/04                                                     $        10,900
            900   Alabama Special Care Facilities
                    Financing Authority, Montgomery Hospital,
                    Rev., FRDO, FGIC, 0.87%, 03/03/04                                                  900
         47,300   Alabama Special Care Facilities Financing
                    Authority-Birmingham, Ascension Health Credit,
                    Ser. B, Rev., FRDO, 0.93%, 03/03/04                                             47,300
          5,000   Birmingham Airport Authority,
                    Municipal Securities Trust Receipts, Ser. SGA-47,
                    Rev., FRDO, MBIA, #, 0.98%, 03/05/04                                             5,000
         10,000   DCH Health Care Authority, Alabama Healthcare
                    Facilities, Rev., FRDO, 0.94%, 03/04/04                                         10,000
         10,000   Houston County Health Care Authority, FLOATS,
                    Ser. PT-879, Rev., FRDO, MBIA, 0.99%, 04/01/04                                  10,000
          3,000   Infirmary Health System Special Care Facilities
                    Financing Authority, Ser. A, Rev., FRDO,
                    0.94%, 03/02/04                                                                  3,000
          5,735   Jefferson County, Sewer, EAGLE, Ser. 2002-6016,
                    Class A, Rev., FRDO, FGIC, 1.00%, 03/06/04                                       5,735
          6,250   Mobile County, IDA, PCR, ExxonMobil Project,
                    Rev., FRDO, 0.88%, 03/01/04                                                      6,250
          9,000   Montgomery BMC Special Care Facilities
                    Financing Authority, Hospital, VHA Alabama, Inc.,
                    Ser. F, Rev., FRDO, AMBAC, 0.96%, 03/03/04                                       9,000
          4,000   Selma IDB, IDR, Specialty Minerals Project, Rev.,
                    FRDO, 1.05%, 03/04/04                                                            4,000
          4,800   St. Clair County IDB, IDR, National Cement Co.,
                    Inc. Project II, Rev., FRDO, 1.80%, 03/05/04                                     4,800
          6,035   Tuscaloosa County Board of Education, Special
                    Tax, TAW, FRDO, 0.97%, 03/05/04                                                  6,035
         33,000   University of Alabama, Hospital, Ser. B, Rev.,
                    FRDO, AMBAC, 0.91%, 03/03/04                                                    33,000
                                                                                           ---------------
                                                                                                   155,920

                  ALASKA -- 0.8%
          1,600   Alaska Housing Finance Corp., Floating Rate Trust
                    Receipts, Ser. L-25, Regulation D, Rev., FRDO,
                    MBIA, 1.01%, 03/01/04                                                            1,600
          9,600   Alaska Housing Finance Corp., Government
                    Purpose, Ser. B, Rev., FRDO, MBIA, 0.96%, 03/06/04                               9,600
         25,635   Alaska Housing Finance Corp., Housing
                    Development, Ser. D, Rev., FRDO, MBIA,
                    0.96%, 03/02/04                                                                 25,635
         10,000   Alaska Housing Finance Corp., State Capital
                    Project, Ser. C, Rev., FRDO, MBIA, 0.94%, 03/02/04                              10,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  ALASKA -- CONTINUED
$        18,300   Valdez, Alaska, Marine Terminal, BP Pipelines
                    Project, Ser. B, Rev., FRDO, 0.99%, 03/01/04                           $        18,300
          2,000   Valdez, Alaska, Marine Terminal, Exxon Pipeline Co.
                    Project, Rev., FRDO, 0.95%, 03/01/04                                             2,000
         17,050   Valdez, Alaska, Marine Terminal, Exxon Pipeline Co.
                    Project, Ser. B, Rev., FRDO, 0.88%, 03/01/04                                    17,050
         11,600   Valdez, Alaska, Marine Terminal, Exxon Pipeline Co.
                    Project, Ser. C, Rev., FRDO, 0.88%, 03/01/04                                    11,600
                                                                                           ---------------
                                                                                                    95,785

                  ARIZONA -- 1.1%
         30,500   Apache County IDA, IDR, Tucson Electric Power
                    Co., Ser. 83-B, Rev., FRDO, 0.96%, 03/07/04                                     30,500
          7,700   Apache County IDA, IDR, Tucson Electric Power
                    Co., Springerville, Rev., FRDO, 1.00%, 03/03/04                                  7,700
          4,200   Apache County IDA, IDR, Tuscon Electric Power
                    Co., Floating Rate Trust Receipts, Ser. 83-A, Rev.,
                    FRDO, 0.94%, 03/04/04                                                            4,200
         10,000   Arizona State University, Ser. A, Rev., FRDO,
                    AMBAC, 0.90%, 03/01/04                                                          10,000
          5,000   Arizona State University, Ser. B, Rev., FRDO,
                    AMBAC, 0.91%, 03/01/04                                                           5,000
          4,900   Coconino County Pollution Control Corp.,
                    Arizona Public Service Co. Project, Rev., FRDO,
                    1.00%, 03/01/04                                                                  4,900
          7,000   Eagle Tax Exempt Trust, Weekly Option Mode,
                    Salt River Project, FRDO, 1.00%, 03/01/04                                        7,000
          3,840   Maricopa County Public Finance Corp.,
                    Floating Rate Certficates, Ser. 511, Rev., FRDO,
                    AMBAC, 0.99%, 03/02/04                                                           3,840
          5,330   Phoenix IDA, Multi-Family Housing,
                    CenterTree Apartments Project, Ser. A, Rev., FRDO,
                    0.99%, 03/05/04                                                                  5,330
         12,500   Phoenix, Arizona, Civic Improvement,
                    0.98%, 05/11/04                                                                 12,500
         25,000   Salt River Project Agricultural Improvement &
                    Power District, Electric Systems, Floating Rate
                    Receipts, Ser. SG-160, Rev., FRDO, 0.99%, 03/02/04                              25,000
         16,600   University of Arizona, Main Campus & Research,
                    Ser. A, COP, Rev., FRDO, AMBAC, 0.95%, 03/05/04                                 16,600
                                                                                           ---------------
                                                                                                   132,570

                  ARKANSAS -- 0.1%
          5,500   Columbia County, Solid Waste Disposal,
                    Albemarle Corp. Project, Rev., FRDO,
                    1.10%, 03/04/04                                                                  5,500
          6,300   Little Rock Metrocentre Improvement District No. 1,
                    Little Rock Newspapers, Inc., Rev., FRDO,
                    1.00%, 03/01/04                                                                  6,300

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  ARKANSAS -- CONTINUED
$         5,780   University of Arkansas, FLOATS, Ser. PT-1948,
                    Rev., 1.25%, 03/01/04                                                  $         5,780
                                                                                           ---------------
                                                                                                    17,580

                  CALIFORNIA -- 8.9%
          3,995   ABN AMRO Munitops Certificate Trust, Ser.
                    2003-11, GO, FRDO, FSA, 1.20%, 06/01/04                                          3,995
          2,100   Auburn Union School District, COP, FRDO, FSA,
                    0.94%, 03/01/04                                                                  2,100
          2,900   California Economic Development Financing
                    Authority, IDR, Standard Abrasives Manufacturing
                    Project, Rev., FRDO, 1.00%, 03/03/04                                             2,900
            200   California Economic Development Financing
                    Authority, IDR, Volk Enterprises, Inc. Project, Rev.,
                    FRDO, 0.97%, 03/01/04                                                              200
         19,000   California Higher Education Loan Authority, Ser. A,
                    Rev., FRDO, 1.05%, 12/01/04                                                     19,000
         22,500   California Higher Education Loan Authority, Ser. C,
                    Rev., FRDO, 1.05%, 06/01/04                                                     22,500
          2,745   California Housing Finance Agency, FLOATS,
                    Ser. PT-843, Rev., FRDO, 1.08%, 03/06/04                                         2,745
         20,000   California Housing Finance Agency,
                    Home Mortgage, Ser. M, Rev., FRDO,
                    0.98%, 03/07/04                                                                 20,000
         20,000   California PCFA, Resource Recovery,
                    Atlantic-Richfield Co. Project, Ser. A, Rev.,
                    FRDO, 1.04%, 03/01/04                                                           20,000
         17,000   California Salvation Army, 1.02%, 11/17/04                                        17,000
          1,000   California State Department of Water Resources,
                    Power Supply, Ser. B-3, Rev., FRDO,
                    0.97%, 03/01/04                                                                  1,000
         50,000   California State Department of Water Resources,
                    Power Supply, Ser. C-13, Rev., FRDO, FSA,
                    0.93%, 03/04/04                                                                 50,000
         14,495   California State Public Works Board, FLOATS,
                    Ser. PA-814, Rev., FRDO, MBIA, 0.96%, 03/04/04                                  14,495
          2,000   California State, Floating Rate, Ser. C-2, GO,
                    FRDO, 0.95%, 03/04/04                                                            2,000
         12,950   California State, Municipal Securities Trust Receipts,
                    Ser. SGA 54, GO, FRDO, AMBAC, 0.99%, 03/02/04                                   12,950
         20,800   California State, Municipal Securities Trust Receipts,
                    Ser. SGA-119, GO, FRDO, FGIC, 0.97%, 03/01/04                                   20,800
        522,600   California State, Ser. A, RAN, 2.00%, 06/16/04                                   523,895
         12,100   California State, Sub Ser. A-3, Rev., RAN,
                    2.00%, 06/23/04                                                                 12,135
         28,000   California Statewide Communities Development
                    Authority, COP, FLOATERS, Ser. 909, FRDO, MBIA,
                    0.99%, 08/15/04                                                                 28,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  CALIFORNIA -- CONTINUED
$         1,900   California Statewide Communities Development
                    Authority, Multi-Family Housing, Arbor Ridge
                    Apartments, Ser. X, Rev., FRDO, 0.95%, 03/06/04                        $         1,900
         71,965   California Statewide Communities Development
                    Authority, Ser. A-1, Rev., TRAN, 2.00%, 06/30/04                                72,200
         18,800   Charter Mac Floater Certificate Trust I, Ser. CAL-1,
                    MBIA, 1.10%, 03/04/04                                                           18,800
          8,000   Charter Mac Floater Certificate Trust I, Ser. CAL-2,
                    Rev., FRDO, MBIA, 1.10%, 03/01/04                                                8,000
          2,300   Colton Redevelopment Agency, Multi-Family
                    Housing, 1985 Issue A, Rev., FRDO, 0.90%, 03/02/04                               2,300
            600   East Bay Municipal Utility District, Water System,
                    Sub Ser. A, Rev., FRDO, FSA, 0.90%, 03/07/04                                       600
          3,200   East Bay Municipal Utility District, Water Systems,
                    Sub Ser. B, Rev., FRDO, FSA, 0.89%, 03/07/04                                     3,200
          1,725   Glendale, California, Hospital, FLOATS, Ser. 590,
                    Rev., FRDO, MBIA, 0.99%, 03/07/04                                                1,725
          4,660   Huntington Beach Union High School District,
                    School Bridge Funding Program, COP, FRDO, FSA,
                    1.05%, 11/01/04                                                                  4,660
          3,290   Huntington Beach Union High School District,
                    School Facilities Bridge Funding Program, COP,
                    FRDO, FSA, 1.05%, 11/01/04                                                       3,290
            200   Irvine Ranch Water District, CONS, Rev., FRDO,
                    0.98%, 03/01/04                                                                    200
            700   Irvine Ranch Water District, Consolidated Bonds,
                    Rev., FRDO, 0.98%, 03/01/04                                                        700
            500   Irvine Ranch Water District, Improvement District
                    No. 282, Ser. A, GO, FRDO, 0.97%, 03/01/04                                         500
            300   Irvine Ranch Water District, No. 102, 103, 105 &
                    106, GO, FRDO, 0.92%, 03/01/04                                                     300
            300   Irvine, California, Improvement Bond Act of 1915,
                    Assessment District No. 87-8, Special Assessment,
                    FRDO, 0.98%, 03/01/04                                                              300
            100   Irvine, California, Improvement Bond Act of 1915,
                    Assessment District No. 94-13, Special Assessment,
                    FRDO, 0.98%, 03/01/04                                                              100
            300   Irvine, California, Improvement Bond Act of 1915,
                    Assessment District No. 97-16, Rev., FRDO,
                    0.98%, 03/01/04                                                                    300
            600   Irvine, California, Improvement Bond Act of 1915,
                    Assessment District No. 97-17, Special Assessment,
                    FRDO, 0.98%, 03/01/04                                                              600
            100   Lodi, California, Electric Systems, COP, Ser. A,
                    FRDO, MBIA, 0.89%, 03/03/04                                                        100
         38,000   Los Angeles County, Ser. A, GO, TRAN,
                    2.00%, 06/30/04                                                                 38,128
            185   Los Angeles Department of Water & Power,
                    FLOATS, Ser. PT-1949, Rev., 0.96%, 03/04/04                                        185

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  CALIFORNIA -- CONTINUED
$           900   Los Angeles Department of Water & Power,
                    Waterworks, Sub Ser. B-4, Rev., FRDO,
                    0.89%, 03/04/04                                                        $           900
          1,995   Los Angeles Unified School District, FLOATS,
                    Ser. PA-1115, GO, FRDO, FSA, 0.96%, 03/04/04                                     1,995
            195   Los Angeles Unified School District, FLOATS,
                    Ser. PA-1118, GO, FRDO, MBIA, 0.96%, 03/04/04                                      195
          3,540   Los Angeles, California, Multi-Family Housing,
                    Rev., FRDO, 0.96%, 03/01/04                                                      3,540
          1,995   Los Angeles, California, Water & Power,
                    Ser. RR-II-R-4510, Rev., FRDO, MBIA, 0.97%, 03/04/04                             1,995
          4,000   Manteca Financing Authority, Municipal Securities
                    Trust Receipts, Ser. SGA-147, Rev., FRDO, MBIA,
                    0.94%, 03/01/04                                                                  4,000
          1,400   Metropolitan Water District of Southern California,
                    Ser. B-2, Rev., FRDO, 0.88%, 03/02/04                                            1,400
            400   Metropolitan Water District of Southern California,
                    Waterworks, Ser. B-2, Rev., FRDO, 0.87%, 03/03/04                                  400
         25,740   Metropolitan Water District of Southern California,
                    Waterworks, Ser. C-2, Rev., FRDO, 0.88%, 03/05/04                               25,740
          5,600   Morgan Hill Unified School District,
                    Floating Rate Receipts, Ser. SG-145, GO, FRDO,
                    FGIC, 0.96%, 03/04/04                                                            5,600
         20,860   Municipal Securities Trust Certificates,
                    Ser. 2001-118, Class A, GO, FRDO, FGIC,
                    #, 0.97%, 03/01/04                                                              20,860
          7,700   Municipal Securities Trust Certificates,
                    Ser. 2001-135, Class A, GO, FRDO, FGIC,
                    #, 0.97%, 03/01/04                                                               7,700
          7,970   Municipal Securities Trust Certificates,
                    Ser. 2001-136, Class A, Rev., FRDO, FGIC,
                    #, 0.97%, 03/01/04                                                               7,970
          1,300   Orange County Sanitation District, COP, Ser. B,
                    FRDO, 0.98%, 03/01/04                                                            1,300
          3,900   Orange County, Apartment Development Corp.,
                    Bear Brand Apartments Project, Ser. Z, Rev.,
                    FRDO, 0.89%, 03/03/04                                                            3,900
          1,700   Orange County, Apartment Development Corp.,
                    Wood Canyon Villas, Issue E, Rev., FRDO,
                    0.92%, 03/06/04                                                                  1,700
          7,500   Riverside County Asset Leasing Corp.,
                    Southwest Justice Center, Ser. B, Rev., FRDO,
                    MBIA, 0.90%, 03/03/04                                                            7,500
            600   San Diego Housing Authority, Multi-Family
                    Housing, Nobel Courts, Ser. L, Rev., FRDO,
                    0.90%, 03/04/04                                                                    600
         13,300   San Francisco City & County Airports Commission,
                    International Airport, Municipal Securities Trust
                    Receipts, Ser. SGA-50, Rev., FRDO, MBIA,
                    0.97%, 03/06/04                                                                 13,300

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  CALIFORNIA -- CONTINUED
$         1,800   San Jose, California, Multi-Family Housing,
                    Villa Monterey Apartments, Ser. F, Rev., FRDO,
                    0.95%, 03/01/04                                                        $         1,800
            500   San Leandro, California, Multi-Family Housing,
                    Parkside, Rev., FRDO, 0.92%, 03/04/04                                              500
          4,765   Southern California Home Financing Authority,
                    Single Family Housing, Ser. A, Rev., FRDO,
                    1.00%, 08/01/04                                                                  4,765
         18,235   Southern California Home Financing Authority,
                    Single Family Housing, Ser. A, Rev., FRDO,
                    1.00%, 08/01/04                                                                 18,235
          2,600   Southern California Public Power Authority,
                    Southern Transmission Project, Rev., FRDO,
                    AMBAC, 0.89%, 03/01/04                                                           2,600
          3,980   West Contra Costa Unified School District,
                    FLOATS, Ser. PT-1828, GO, FRDO, FGIC,
                    0.96%, 03/07/04                                                                  3,980
                                                                                           ---------------
                                                                                                 1,076,278

                  COLORADO -- 1.1%
          1,000   Arapahoe County, Capital Improvement Trust,
                    Federal Highway, FLOATS, Ser. PT-437, Rev.,
                    FRDO, (p), 1.01%, 03/04/04                                                       1,000
          7,100   Arapahoe County, Multi-Family Housing,
                    Highline Oaks Apartments, Rev., FRDO,
                    0.95%, 03/04/04                                                                  7,100
          2,760   Arvada, Colorado, Rev., FRDO, FSA,
                    1.20%, 03/01/04                                                                  2,760
         15,000   Boulder Valley School District No. Re-2, Ser. A, GO,
                    TAN, 1.75%, 06/30/04                                                            15,038
          5,000   Boulder Valley School District No. Re-2, Ser. A, GO,
                    TAN, 2.00%, 06/30/04                                                             5,017
          9,900   Broomfield, Colorado, COP, FLOATS, Ser. PT-1643,
                    FRDO, AMBAC, 0.99%, 03/07/04                                                     9,900
          1,600   Colorado Housing & Finance Authority,
                    Multi-Family Housing, Diamond Project, Rev.,
                    FRDO, 0.93%, 03/02/04                                                            1,600
          1,000   Colorado Housing & Finance Authority, Ser. AA3,
                    Class I, Rev., FRDO, 0.96%, 03/03/04                                             1,000
          3,150   Colorado Springs, Colorado, The Colorado College,
                    Rev., FRDO, 0.95%, 03/02/04                                                      3,150
          2,500   Colorado Student Obligation Bond Authority,
                    Student Loans, Senior Lien, Ser. A-3, Rev., FRDO,
                    AMBAC, 1.00%, 03/03/04                                                           2,500
         31,155   Denver City & County, Airport, Floating Rate
                    Certificates, Ser. 153, Rev., FRDO, MBIA,
                    1.15%, 03/04/04                                                                 31,155
          5,000   Denver City & County, Airport, Floating Rate
                    Certificates, Ser. N-12, Regulation D, Rev.,
                    FRDO, FGIC, 1.06%, 03/02/04                                                      5,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  COLORADO -- CONTINUED
$        10,995   Denver City & County, Airport, Ser. II-R-147,
                    Rev., FRDO, FGIC, 1.06%, 03/03/04                                      $        10,995
          4,985   Denver City & County, Airport, Ser. ROC-II-R-98,
                    Rev., FRDO, FSA, 1.06%, 03/04/04                                                 4,985
          5,000   Denver City & County, Wellington E. Web Project,
                    COP, Ser. C-3, FRDO, AMBAC, 0.95%, 03/05/04                                      5,000
         10,000   Douglas County, Multi-Family Housing,
                    Autumn Chase Project, Rev., FRDO,
                    0.95%, 03/01/04                                                                 10,000
          3,620   Lower Colorado River Authority, FLOATS,
                    Ser. PT-1523, Rev., FRDO, MBIA, 0.99%, 03/04/04                                  3,620
          4,610   Smith Creek Metropolitan District, Rev., FRDO,
                    0.95%, 03/07/04                                                                  4,610
          7,035   Thornton, Colorado, COP, Ser. RR-II-R-1052,
                    FRDO, AMBAC, 1.00%, 03/07/04                                                     7,035
                                                                                           ---------------
                                                                                                   131,465

                  CONNECTICUT -- 0.3%
         30,785   Connecticut State Health & Educational Facilities
                    Authority, FLOATERS, Ser. 891, Rev., FRDO, FGIC,
                    1.00%, 07/01/04                                                                 30,785
          2,765   Connecticut State Housing Finance Authority,
                    Housing Mortgage Finance Program, Sub Ser. D-3,
                    Rev., FRDO, AMBAC, 0.90%, 03/04/04                                               2,765
          5,495   Connecticut State, FLOATS, Ser. PA-1056, GO,
                    FRDO, FSA, 0.93%, 03/05/04                                                       5,495
                                                                                           ---------------
                                                                                                    39,045

                  DELAWARE -- 0.2%
          7,000   Delaware River & Bay Authority, Ser. B, Rev.,
                    FRDO, AMBAC, 0.90%, 03/05/04                                                     7,000
         20,000   Delaware State Economic Development Authority,
                    Hospital Billing & Collections, Ser. C, Rev., FRDO,
                    AMBAC, 0.93%, 03/02/04                                                          20,000
                                                                                           ---------------
                                                                                                    27,000

                  DISTRICT OF COLUMBIA -- 2.5%
         25,000   District of Columbia, 0.99%, 06/14/04                                             25,000
            625   District of Columbia Housing Finance Agency,
                    Floating Rate Receipts, Ser. L-1, Regulation D, Rev.,
                    FRDO, 1.01%, 03/05/04                                                              625
         11,140   District of Columbia Housing Finance Agency,
                    FLOATS, Ser. PT-1380, Rev., FRDO, 0.99%, 03/04/04                               11,140
          8,150   District of Columbia Housing Finance Agency,
                    FLOATS, Ser. PT-1381, Rev., FRDO,
                    0.99%, 03/07/04                                                                  8,150
          3,165   District of Columbia Housing Finance Agency,
                    Multi-Family Housing, Trenton Park Apartments
                    Project, Rev., FRDO, 1.15%, 03/03/04                                             3,165
          5,970   District of Columbia Water & Sewer Authority,
                    Public Utilities, FLOATS, Ser. PT-373, Rev., FRDO,
                    FSA, 0.99%, 03/07/04                                                             5,970

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  DISTRICT OF COLUMBIA -- CONTINUED
$         2,800   District of Columbia, American Psychology
                    Association, Rev., FRDO, 1.00%, 03/04/04                               $         2,800
         29,605   District of Columbia, American University Issue,
                    Rev., FRDO, AMBAC, 0.96%, 03/05/04                                              29,605
         12,000   District of Columbia, American University Issue,
                    Ser. A, Rev., FRDO, AMBAC, 0.96%, 03/01/04                                      12,000
          7,500   District of Columbia, Enterprise Zone, House on F
                    Street Project, Rev., FRDO, 1.05%, 03/05/04                                      7,500
          6,100   District of Columbia, FLOATS, Ser. PT-806, GO,
                    FRDO, FSA, 0.99%, 03/07/04                                                       6,100
         23,685   District of Columbia, George Washington
                    University, Ser. C, Rev., FRDO, MBIA,
                    0.96%, 03/02/04                                                                 23,685
         10,000   District of Columbia, Medstar University Hospital,
                    Ser. B, Rev., FRDO, (p), 6.625%, 02/15/05                                       10,526
          2,255   District of Columbia, National Children's Center,
                    Inc., Rev., FRDO, 0.95%, 03/07/04                                                2,255
          4,200   District of Columbia, National Geographic Society,
                    Rev., FRDO, 0.95%, 03/05/04                                                      4,200
         13,000   District of Columbia, Pooled Loan Program, Ser. A,
                    Rev., FRDO, 0.95%, 03/02/04                                                     13,000
         26,880   District of Columbia, Ser. A, GO, FRDO, FSA,
                    0.96%, 03/03/04                                                                 26,880
         30,495   District of Columbia, Ser. B, GO, FRDO, FSA,
                    0.96%, 03/03/04                                                                 30,495
         29,300   District of Columbia, Ser. C, GO, FRDO, FGIC,
                    0.94%, 03/06/04                                                                 29,300
         10,000   District of Columbia, Ser. D, GO, FRDO, FGIC,
                    0.94%, 03/06/04                                                                 10,000
          7,690   District of Columbia, Smithsonian Museum, Ser. B,
                    Rev., FRDO, 0.92%, 03/02/04                                                      7,690
         14,500   Eagle Tax Exempt Trust, Weekly Option Mode,
                    District of Columbia, Water & Sewer, Ser. 3, Class 7,
                    Rev., FRDO, #, 1.01%, 03/02/04                                                  14,500
          6,155   Eagle Tax Exempt Trust, Weekly Option Mode,
                    District of Columbia, Water & Sewer, Ser. 98-5202,
                    FRDO, #, 1.01%, 03/04/04                                                         6,155
         15,000   Washington D.C., Water & Sewer, 1.01%, 06/11/04                                   15,000
                                                                                           ---------------
                                                                                                   305,741

                  FLORIDA -- 2.9%
          9,345   ABN AMRO Munitops Certificate Trust, Ser. 2003-6,
                    Rev., FRDO, MBIA, 1.18%, 04/01/04                                                9,345
         27,075   Alachua County Health Facilities Authority,
                    FLOATS, Ser. PT-834, Rev., FRDO, MBIA,
                    0.99%, 03/01/04                                                                 27,075
         10,520   Brevard County Health Facilities Authority,
                    Wuesthoff Memorial Hospital Project, Rev.,
                    FRDO, 0.96%, 03/01/04                                                           10,520
         25,000   Broward County, 1.00%, 03/24/04                                                   25,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  FLORIDA -- CONTINUED
$         5,000   Broward County, Professional Sports Facility,
                    Municipal Securities Trust Receipts, Ser. SGA-38,
                    Rev., FRDO, MBIA, 0.98%, 03/02/04                                      $         5,000
          1,085   Collier County, Health Facilities Authority,
                    The Moorings, Inc. Project, Rev., FRDO,
                    0.95%, 03/04/04                                                                  1,085
          2,520   Dade County Housing Finance Authority,
                    Multi-Family Housing, Kendall Court Apartments,
                    Ser. 4, Rev., FRDO, 1.01%, 03/06/04                                              2,520
          4,620   Escambia County Housing Finance Authority,
                    Single Family Mortgage, FLOATS, Ser. PT-1228,
                    Rev., FRDO, MBIA, 1.04%, 03/07/04                                                4,620
          5,175   Florida Housing Finance Agency, Multi-Family
                    Housing, Banyon Bay Partners, Ser. L, Rev.,
                    FRDO, 0.96%, 03/02/04                                                            5,175
          5,135   Florida Housing Finance Agency, Multi-Family
                    Housing, Ser. AA, Rev., FRDO, 0.92%, 03/05/04                                    5,135
          6,350   Florida Housing Finance Agency, Multi-Family
                    Housing, Ser. FF, Rev., FRDO, 0.95%, 03/04/04                                    6,350
          7,000   Florida State Board of Education, Capital Outlay,
                    FLOATS, Ser. PT-1223, GO, FRDO, 0.99%, 03/04/04                                  7,000
         16,800   Florida State Board of Public Education,
                    Public Education, Municipal Securities
                    Trust Receipts, Ser. SGA-102, GO, FRDO,
                    1.00%, 03/01/04                                                                 16,800
         11,000   Florida State Department of Environmental
                    Protection, Preservation, FLOATS, Ser. 722,
                    Rev., FRDO, FGIC, 0.99%, 03/03/04                                               11,000
          5,370   Florida State Division of Bond Finance,
                    General Services, FLOATS, Ser. PA-967, FRDO,
                    0.99%, 03/01/04                                                                  5,370
          7,000   Florida State, EAGLE, Ser. 2003-0054, Class A, GO,
                    FRDO, 1.01%, 03/04/04                                                            7,000
          5,295   Florida State, FLOATS, Ser. PA-511, GO, FRDO,
                    0.99%, 03/04/04                                                                  5,295
          1,830   Greater Orlando Aviation Authority, Airport
                    Facilities, FLOATS, Ser. PT-1904, Rev., FRDO, FSA,
                    1.01%, 03/03/04                                                                  1,830
          8,750   Greater Orlando, Florida, Tax Exempt,
                    1.10%, 03/09/04                                                                  8,750
          4,790   Gulf Breeze, Florida, Local Government Loan
                    Program, Floating Rate Receipts, Ser. B, Rev.,
                    FRDO, FGIC, 0.95%, 03/07/04                                                      4,790
         11,705   Jacksonville Electric Authority, Municipal Securities
                    Trust Receipts, Ser. SGA-17, Rev., FRDO,
                    0.98%, 03/02/04                                                                 11,705
          1,000   Jacksonville Health Facilities Authority,
                    River Garden Project, Rev., FRDO, 0.96%, 03/07/04                                1,000
         19,000   Jacksonville, Florida, 0.99%, 08/02/04                                            19,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  FLORIDA -- CONTINUED
$         6,000   Lakeland, Florida, Energy Systems, Rev., FRDO,
                    0.95%, 03/03/04                                                        $         6,000
          6,920   Lee County, Water & Sewer, Ser. RR-II-R-4021,
                    Rev., FRDO, MBIA, 1.00%, 03/03/04                                                6,920
          2,790   Miami Health Facilities Authority, Mercy Hospital
                    Project, Rev., FRDO, 0.95%, 03/04/04                                             2,790
          6,000   Miami-Dade County, Miami Aviation,
                    Floating Rate Receipts, Ser. SG-141, Rev., FRDO,
                    FGIC, 0.99%, 03/07/04                                                            6,000
         18,110   Nassau County, PCR, Private Activity, Rayonier, Inc.
                    Project, Rev., FRDO, 0.90%, 03/01/04                                            18,110
          1,300   Orange County Housing Finance Authority,
                    FLOATS, Ser. PT-558, Rev., FRDO, 1.01%, 03/06/04                                 1,300
          4,900   Orange County Housing Finance Authority,
                    Multi-Family Housing, Regal Pointe Apartments,
                    Ser. A, Rev., FRDO, 0.96%, 03/02/04                                              4,900
          8,000   Orlando & Orange County Expressway Authority,
                    Ser. C-1, Rev., FRDO, FSA, 0.90%, 03/04/04                                       8,000
          1,800   Orlando & Orange County Expressway Authority,
                    Ser. C-2, Rev., FRDO, FSA, 0.90%, 03/04/04                                       1,800
         10,000   Orlando & Orange County Expressway Authority,
                    Ser. D, Rev., FRDO, FSA, 0.90%, 03/07/04                                        10,000
         15,000   Orlando Utilities Commission, Water & Electric,
                    Ser. A, Rev., FRDO, 0.90%, 03/01/04                                             15,000
         10,320   Polk County School Board, Master Lease Program,
                    COP, Ser. A, FRDO, FSA, 0.92%, 03/04/04                                         10,320
          3,000   St. Johns County IDA, Healthcare, Glenmoor
                    St. Johns Project, Ser. C, Rev., FRDO, 0.95%, 03/02/04                           3,000
         20,565   Sunshine State, 1.00%, 06/09/04                                                   20,565
         16,310   Sunshine State, 1.03%, 06/07/04                                                   16,310
          7,000   Tampa, Florida, Occupational License Tax,
                    Ser. B, Rev., FRDO, FGIC, 0.91%, 03/03/04                                        7,000
          4,100   University of North Florida Foundation, Inc.,
                    Parking System, Rev., FRDO, 0.99%, 03/05/04                                      4,100
          3,600   West Orange Healthcare District, Ser. B, Rev.,
                    FRDO, 0.95%, 03/05/04                                                            3,600
                                                                                           ---------------
                                                                                                   347,080

                  GEORGIA -- 4.2%
         16,610   ABN AMRO Munitops Certificate Trust,
                    Ser. 2000-4, Rev., FRDO, FGIC, #, 1.10%, 07/05/04                               16,610
          5,935   Atlanta Urban Residential Finance Authority,
                    Multi-Family Housing, The Park at Lakewood,
                    Rev., FRDO, 1.05%, 03/01/04                                                      5,935
          4,385   Atlanta, Georgia, Airport, FLOATS, Ser. PT-737,
                    Rev., FRDO, FGIC, 1.05%, 03/02/04                                                4,385
         40,000   Atlanta, Georgia, Airport, Rev., BAN,
                    1.10%, 10/16/04                                                                 40,000
          7,500   Atlanta, Georgia, Airport, Ser. B-3, Rev., FRDO,
                    MBIA, 0.94%, 03/05/04                                                            7,500

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  GEORGIA -- CONTINUED
$        20,000   Atlanta, Georgia, Airport, Ser. C-1, Rev., FRDO,
                    MBIA, 0.94%, 03/05/04                                                  $        20,000
          6,000   Atlanta, Georgia, Water & Wastewater, Municipal
                    Securities Trust Receipts, Ser. SGA-145, Rev.,
                    FRDO, MBIA, 0.98%, 03/06/04                                                      6,000
          9,000   Augusta, Georgia, Water & Sewer, Municipal
                    Securities Trust Receipts, Ser. SGS-140, Rev.,
                    FRDO, FSA, 0.98%, 03/02/04                                                       9,000
          5,995   Bibb County, FLOATS, Ser. PT-1842, GO, FRDO,
                    0.99%, 03/05/04                                                                  5,995
          7,160   Clayton County Housing Authority, Multi-Family
                    Housing, Chateau Forest Apartments, Ser. E, Rev.,
                    FRDO, FSA, 0.97%, 03/03/04                                                       7,160
          8,000   Cobb County Development Authority, Whitefield
                    Academy Project, Rev., FRDO, 0.95%, 03/02/04                                     8,000
          3,000   Cobb County Housing Authority, Multi-Family
                    Housing, Greenhouse Frey Apartment Project,
                    Rev., FRDO, 0.95%, 03/05/04                                                      3,000
         11,200   Cobb County Housing Authority, Multi-Family
                    Housing, Terrell Mill I Project, Rev., FRDO,
                    #, 1.05%, 03/01/04                                                              11,200
         25,000   Cobb County Kennestone Hospital Authority,
                    Equipment Pool Project, Anticipation Certificates,
                    Rev., FRDO, 0.98%, 03/03/04                                                     25,000
         9,250    De Kalb County Housing Authority, Multi-Family
                    Housing, Chapel Run Apartments Project, Rev.,
                    FRDO, 1.00%, 03/02/04                                                            9,250
         12,645   De Kalb County Housing Authority, Multi-Family
                    Housing, Robins Landing Project, Rev., FRDO,
                    1.00%, 03/03/04                                                                 12,645
            800   Fulton County Development Authority, Arthritis
                    Foundation, Inc. Project, Rev., FRDO,
                    0.95%, 03/03/04                                                                    800
          1,720   Fulton County Development Authority,
                    Morehouse College Project, Rev., FRDO,
                    0.96%, 03/02/04                                                                  1,720
          9,865   Georgia Local Government, COP, FLOATS,
                    Ser. PT-678, FRDO, 0.99%, 03/07/04                                               9,865
         51,345   Georgia Municipal Association, Inc., Pooled Bond,
                    COP, FRDO, MBIA, 0.96%, 03/03/04                                                51,345
          8,445   Georgia Municipal Electric Authority, FLOATS,
                    Ser. PA-1187, Rev., FRDO, MBIA-IBC, 0.99%, 03/04/04                              8,445
          8,485   Georgia Municipal Electric Authority, FLOATS,
                    Ser. PT-1518, Rev., 0.99%, 03/03/04                                              8,485
          9,585   Georgia Municipal Electric Authority,
                    Ser. RR-II-R-1016, Rev., FRDO, FSA, 1.00%, 03/02/04                              9,585
         21,920   Georgia State Road & Thruway Authority, FLOATS,
                    Ser. PT-1501, Rev., FRDO, 0.96%, 03/06/04                                       21,920
          5,035   Georgia State Road & Tollway Authority, FLOATS,
                    Ser. PT-2019, Rev., FRDO, 0.99%, 04/01/04                                        5,035

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  GEORGIA -- CONTINUED
$        10,095   Georgia State, FLOATS, Ser. PT-374,
                    0.96%, 03/05/04                                                        $        10,095
          1,700   Glynn-Brunswick Memorial Hospital Authority,
                    Anticipation Certificates, Southeast Georgia
                    Project, Rev., FRDO, MBIA, 0.91%, 03/03/04                                       1,700
          3,950   Griffin-Spalding County Development Authority,
                    Industrial Development, Norcom, Inc. Project,
                    Rev., FRDO, 1.02%, 03/04/04                                                      3,950
          6,000   Gwinnett County Development Authority,
                    Civic & Cultural Center Project, Rev., FRDO,
                    0.91%, 03/03/04                                                                  6,000
         10,000   Gwinnett County Hospital Authority,
                    Gwinnett Hospital Systems, Inc. Project,
                    Anticipation Certificates, Rev., RAN, FRDO,
                    0.95%, 03/03/04                                                                 10,000
          9,225   Marietta Housing Authority, Multi-Family Housing,
                    Winterset Apartments Project, Rev., FRDO,
                    0.95%, 03/01/04                                                                  9,225
         10,000   Metropolitan Atlanta Rapid Transit Authority,
                    Sales Tax, Ser. B, Rev., FRDO, 0.92%, 03/05/04                                  10,000
         46,473   Municipal Electric Authority, 0.93%, 03/01/04                                     46,473
         35,000   Municipal Electric Authority, 0.95%, 03/01/04                                     35,000
          3,700   Municipal Electric Authority of Georgia,
                    Project One, Ser. C, Rev., FRDO, FSA,
                    0.90%, 03/03/04                                                                  3,700
         34,610   Municipal Electric Authority of Georgia,
                    Sub Ser. B, Rev., FRDO, 0.90%, 03/03/04                                         34,610
          1,200   Private Colleges & Universities Authority,
                    Emory University, Ser. B, Rev., FRDO,
                    0.85%, 03/05/04                                                                  1,200
         16,040   Private Colleges & Universities Facilities Authority,
                    Emory University, Ser. B, Rev., FRDO,
                    0.85%, 03/05/04                                                                 16,040
          5,200   Tift County Hospital Authority, Anticipation
                    Certificates, Ser. A, Rev., FRDO, AMBAC,
                    0.87%, 03/03/04                                                                  5,200
                                                                                           ---------------
                                                                                                   502,073

                  GUAM -- 0.1%
         11,025   Guam Power Authority, FLOATS, Ser. PA-531,
                    Rev., 0.94%, 03/05/04                                                           11,025

                  HAWAII -- 0.7%
         20,825   ABN AMRO Munitops Certificate Trust, Ser. 2004-1,
                    Rev., FRDO, 1.07%, 07/01/04                                                     20,825
         17,593     Hawaii State, 0.97%, 03/11/04                                                   17,593
            880   Hawaii State Housing Finance & Development
                    Corp., Single Family Mortgage, FLOATS,
                    Ser. PA-73A, Rev., FRDO, 1.06%, 03/03/04                                           880

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  HAWAII -- CONTINUED
$         4,995   Hawaii State, Airport Systems, FLOATS,
                    Ser. PA-1110, Rev., FRDO, FGIC, 1.07%, 07/01/04                        $         4,995
         10,000   Hawaii State, Airport Systems, Rev., FRDO,
                    2.00%, 08/26/04                                                                 10,080
         19,790   Hawaii State, Highway, FLOATS, Ser. PT-1058,
                    FRDO, 0.99%, 03/05/04     19,790
          1,000   Honolulu City & County, Ser. A, GO, FRDO,
                    0.91%, 03/06/04                                                                  1,000
          5,150   Honolulu City & County, Ser. A, GO, FRDO,
                    0.91%, 03/07/04                                                                  5,150
                                                                                           ---------------
                                                                                                    80,313

                  IDAHO -- 0.3%
         10,500   Idaho Housing & Finance Association,
                    Single Family Mortgage, Ser. C, Class 1, Rev.,
                    FRDO, 1.01%, 03/02/04                                                           10,500
          3,750   Idaho Housing & Finance Association,
                    Single Family Mortgage, Ser. F-1, Class 1, Rev.,
                    FRDO, 1.01%, 03/01/04                                                            3,750
         26,000   Idaho State, GO, TAN, 2.00%, 06/30/04                                             26,082
                                                                                           ---------------
                                                                                                    40,332

                  ILLINOIS -- 5.6%
          9,850   ABN AMRO Munitops Certificate Trust,
                    Ser. 2001-10, GO, FRDO, MBIA, 1.12%, 05/15/04                                    9,850
         15,010   ABN AMRO Munitops Certificate Trust,
                    Ser. 2001-21, GO, FRDO, MBIA, 1.02%, 03/05/04                                   15,010
         10,740   ABN AMRO Munitops Certificate Trust,
                    Ser. 2001-27, Rev., FRDO, FSA, 1.12%, 03/05/04                                  10,740
          6,175   ABN AMRO Munitops Certificate Trust,
                    Ser. 2002-23, GO, FRDO, MBIA, 1.15%, 04/01/04                                    6,175
          9,995   ABN AMRO Munitops Certificate Trust,
                    Ser. 2002-3, Rev., FRDO, 1.12%, 03/04/04                                         9,995
         10,000   Chicago Board of Education, FLOATS, Ser. SG-103,
                    FRDO, 0.99%, 03/01/04                                                           10,000
         34,950   Chicago Housing Authority, Capital Improvement
                    Program, Floating Rate Receipts, Ser. L-40,
                    Regulation D, Rev., FRDO, 1.01%, 03/03/04                                       34,950
          3,100   Chicago Metropolitan Water Reclamation District,
                    Ser. A, GO, FRDO, 0.91%, 03/03/04                                                3,100
         10,570   Chicago O'Hare International Airport, ACES,
                    General Airport Second Lien, Ser. B, Rev.,
                    FRDO, 0.91%, 03/02/04                                                           10,570
          6,200   Chicago O'Hare International Airport, ACES,
                    General Airport Second Lien, Ser. B, Rev.,
                    FRDO, 0.97%, 03/02/04                                                            6,200
          4,500   Chicago, Illinois, IDR, Elston Block Co. Project,
                    Rev., FRDO, 1.03%, 03/04/04                                                      4,500
         19,540   Chicago, Illinois, Midway Airport, Floating Rate
                    Receipts, Ser. SG-97, Rev., FRDO, MBIA,
                    0.99%, 03/02/04                                                                 19,540

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  ILLINOIS -- CONTINUED
$         6,275   Chicago, Illinois, Multi-Family Housing,
                    Barbara Jean Wright Apartments, Ser. A, Rev.,
                    FRDO, 1.03%, 03/01/04                                                  $         6,275
         20,000   Chicago, Illinois, Municipal Securities Trust
                    Receipts, Ser. SGA-99, GO, FRDO, FGIC,
                    0.98%, 03/03/04                                                                 20,000
          5,385   Chicago, Illinois, Ser. 32, GO, FRDO, MBIA,
                    0.99%, 07/01/04                                                                  5,385
         13,000   Chicago, Illinois, Ser. B, GO, FRDO, FGIC,
                    0.96%, 03/01/04                                                                 13,000
         14,165   Chicago, Illinois, Skyway Toll Bridge,
                    Municipal Trust Certificates, Ser. ZTC-3, Class A,
                    FRDO, 1.09%, 03/01/04                                                           14,165
          4,503   Cook County, Floating Rate Certificates, Ser. 403,
                    GO, FRDO, FGIC, 0.99%, 03/03/04                                                  4,503
          7,405   Cook County, FLOATS, Ser. PT-1497, GO, FRDO,
                    FGIC, 0.99%, 03/05/04                                                            7,405
          2,725   Cook County, Municipal Trust Receipts, Ser. SG-7,
                    1.01%, 03/03/04                                                                  2,725
          7,760   Cook County, Ser. 2003-11, GO, FRDO, MBIA,
                    0.99%, 03/06/04                                                                  7,760
          5,435   Du Page County Community Unit School District
                    No. 200 Wheaton, Ser. RR-II-R-4013, GO, FRDO,
                    FSA, 1.00%, 03/06/04                                                             5,435
         10,000   Eagle Tax Exempt Trust, Class A, Rev., FRDO,
                    MBIA, 1.00%, 03/07/04                                                           10,000
          7,055   Franklin Park, Illinois, Municipal Securities Trust
                    Receipts, Ser. SGB-14, GO, FRDO, AMBAC,
                    #, 1.00%, 03/03/04                                                               7,055
         13,445   Glendale Heights, Illinois, Glendale Heights
                    Hospital, FLOATS, Ser. PT-1602, Rev.,
                    0.96%, 03/07/04                                                                 13,445
          3,400   Illinois Development Finance Authority,
                    American Youth Hostels Project, Rev., FRDO,
                    0.95%, 03/05/04                                                                  3,400
         17,900   Illinois Development Finance Authority,
                    Chicago Symphony Orchestra, Rev., FRDO,
                    0.95%, 03/01/04                                                                 17,900
          2,605   Illinois Development Finance Authority, IDR,
                    CFC International, Inc. Project, Rev., FRDO,
                    1.03%, 03/01/04                                                                  2,605
          4,485   Illinois Development Finance Authority, IDR,
                    CHS Acquisition Corp. Project, Rev., FRDO,
                    0.97%, 03/02/04                                                                  4,485
          1,560   Illinois Development Finance Authority, IDR,
                    Toughy LTD Partnership Project, Rev., FRDO,
                    1.03%, 03/01/04                                                                  1,560
         13,400   Illinois Development Finance Authority,
                    Multi-Family Housing, FLOATS, Ser. PT-1795,
                    Rev., FRDO, 1.00%, 03/02/04                                                     13,400

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  ILLINOIS -- CONTINUED
$        12,625   Illinois Development Finance Authority,
                    Provena Health, Ser. C, Rev., FRDO, MBIA,
                    0.91%, 03/01/04                                                        $        12,625
         10,000   Illinois Development Finance Authority,
                    Residential Rental, Rev., FRDO, 0.98%, 03/05/04                                 10,000
         10,000   Illinois Development Finance Authority,
                    Vincent De Paul Project, Ser. A, Rev., FRDO,
                    0.92%, 03/03/04                                                                 10,000
          8,900   Illinois Educational Facilities Authority,
                    Arts Club of Chicago, Rev., FRDO, 0.95%, 03/01/04                                8,900
          6,895   Illinois Educational Facilities Authority, FLOATS,
                    Ser. PA-896, Rev., FRDO, 0.99%, 03/02/04                                         6,895
          9,800   Illinois Educational Facilities Authority,
                    John F. Kennedy Health Care, Rev., FRDO,
                    0.95%, 03/05/04                                                                  9,800
          4,900   Illinois Educational Facilities Authority,
                    St. Xavier University Project, Ser. A, Rev., FRDO,
                    0.96%, 03/01/04                                                                  4,900
          9,050   Illinois Educational Facilities Authority,
                    University Pooled Financing Program, Rev., FRDO,
                    FGIC, 0.93%, 03/04/04                                                            9,050
         10,330   Illinois Health Facilities Authority, Floating Rate
                    Trust Receipts, Ser. L-26, Regulation D, Rev., (p),
                    FRDO, 1.40%, 03/02/04                                                           10,330
          2,600   Illinois Health Facilities Authority, Health Care
                    Systems, Rev., FRDO, 0.97%, 03/01/04                                             2,600
         10,150   Illinois Health Facilities Authority, Multi-Family
                    Housing, Park Plaza Center, Rev., FRDO,
                    0.95%, 03/02/04                                                                 10,150
         20,000   Illinois Health Facilities Authority, Revolving Pooled
                    Funds, Ser. B, Rev., FRDO, 0.94%, 03/01/04                                      20,000
          9,145   Illinois Health Facilities Authority,
                    St. Lukes Medical Center Obligation, Ser. B, Rev.,
                    FRDO, MBIA, 0.97%, 03/01/04                                                      9,145
         13,600   Illinois Health Facilities Authority, Swedish
                    Covenant Hospital Project, Rev., FRDO, AMBAC,
                    0.96%, 03/04/04                                                                 13,600
         11,000   Illinois Health Facilities Authority, Swedish
                    Covenant Hospital, Ser. A, Rev., FRDO, AMBAC,
                    0.96%, 03/01/04                                                                 11,000
          1,900   Illinois Health Facilities Authority, The Carle
                    Foundation, Ser. B, Rev., FRDO, AMBAC,
                    0.94%, 03/03/04                                                                  1,900
          2,345   Illinois Housing Development Authority,
                    Floating Rate Trust Receipts, Ser. L-19,
                    Regulation D, Rev., FRDO, 1.06%, 03/04/04                                        2,345
         10,360   Illinois Housing Development Authority,
                    Homeowner Mortgage, Sub Ser. A-2,
                    Rev., 1.18%, 04/29/04                                                           10,360

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  ILLINOIS -- CONTINUED
$         7,600   Illinois Housing Development Authority,
                    Multi-Family Housing, Camelot, Rev., FRDO,
                    MBIA, 1.00%, 03/01/04                                                  $         7,600
         15,140   Illinois Housing Development Authority,
                    Multi-Family Housing, Lakeshore Plaza, Ser. A,
                    Rev., FRDO, MBIA, 0.94%, 03/02/04                                               15,140
         50,000   Illinois State, GO, 1.50%, 05/15/04                                               50,055
         15,000   Illinois State, GO, 2.00%, 04/15/04                                               15,019
          2,075   Illinois State, Municipal Securities Trust Receipts,
                    Ser. SGA-103, GO, FRDO, 1.00%, 03/01/04                                          2,075
          3,255   Illinois State, Sales Tax, Municipal Securities Trust
                    Certificates, Ser. SG-9, FRDO, 0.99%, 03/06/04                                   3,255
         13,255   Illinois State, Ser. 2003-33, GO, FRDO, FGIC,
                    0.99%, 05/01/04                                                                 13,255
         11,605   Illinois State, Ser. 42, GO, FRDO, MBIA,
                    0.99%, 07/01/04                                                                 11,605
         10,000   Illinois State, Ser. B, GO, FRDO, 0.96%, 03/01/04                                 10,000
          2,570   Lake County, IDR, A.L. Hansen Manufacturing Co.
                    Project, Rev., FRDO, 1.00%, 03/02/04                                             2,570
          1,320   Libertyville, Illinois, IDR, Libertyville Manor Project,
                    Rev., FRDO, 1.03%, 03/01/04                                                      1,320
          4,765   Mount Morris, Illinois, Bretheren Home Project,
                    Rev., FRDO, 0.97%, 03/02/04                                                      4,765
         19,900   Regional Transportation Authority, FLOATS,
                    Ser. 818-D, Rev., FRDO, FGIC, 0.99%, 03/04/04                                   19,900
          6,280   Regional Transportation Authority, FLOATS,
                    Ser. PT-1448, Rev., FRDO, FGIC, 0.99%, 03/07/04                                  6,280
         15,190   Regional Transportation Authority, FLOATS,
                    Ser. PT-1833, Rev., FRDO, FGIC, 0.99%, 03/04/04                                 15,190
         10,000   Regional Transportation Authority, FLOATS,
                    Ser. SG-82, FRDO, 0.99%, 03/07/04                                               10,000
         11,815   Regional Transportation Authority, Ser. A-69,
                    Rev., FRDO, MBIA, 1.30%, 06/28/04                                               11,815
          9,100   University of Illinois, Health Services Facilities
                    System, Ser. B, Rev., FRDO, 0.94%, 03/07/04                                      9,100
                                                                                           ---------------
                                                                                                   673,677

                  INDIANA -- 1.3%
          6,080   Carmel School Building Corp., Ser. RR-II-R-S014,
                    Rev., FRDO, MBIA, 1.00%, 03/04/04                                                6,080
          6,410   Danville Multi-School Building Corp., FLOATS,
                    Ser. PT-1483, Rev., FRDO, FSA, 0.99%, 03/03/04                                   6,410
          5,000   DeKalb County Economic Development,
                    New Process Steel Project, Rev., FRDO,
                    1.10%, 03/05/04                                                                  5,000
         15,000   Indiana Health Facility Financing Authority,
                    Ascension Health Credit Group, Ser. A-4, Rev.,
                    FRDO, 1.15%, 03/02/04                                                           15,000
         16,900   Indiana Health Facility Financing Authority,
                    Ascension Health Credit Group, Ser. B, Rev.,
                    FRDO, 0.93%, 03/03/04                                                           16,900

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  INDIANA -- CONTINUED
$         4,600   Indiana Health Facility Financing Authority,
                    Clarian Health Obligation Group, Ser. C, Rev.,
                    FRDO, 0.95%, 03/05/04                                                  $         4,600
          2,485   Indiana Health Facility Financing Authority,
                    Community Hospitals Project, Ser. A, Rev.,
                    FRDO, 0.95%, 03/05/04                                                            2,485
          5,055   Indiana Health Facility Financing Authority,
                    FLOATS, Ser. PA-1069, 0.99%, 03/05/04                                            5,055
         15,835   Indiana Toll Road Commission, FLOATS,
                    Ser. PT-1595, 0.96%, 03/03/04                                                   15,835
         19,500   Indiana Transportation Finance Authority,
                    Municipal Securities Trust Receipts, Ser. SGA-113,
                    Rev., FRDO, 1.00%, 03/01/04                                                     19,500
          8,975   Indianapolis Airport Authority, Floating Trust
                    Certificates, Ser. F-10J, Regulation D, Rev., FRDO,
                    1.11%, 03/04/04                                                                  8,975
          8,665   Indianapolis Local Public Improvement Bond Bank,
                    FLOATS, Ser. PT-1408, Rev., FRDO, MBIA,
                    0.99%, 03/01/04                                                                  8,665
          8,500   Indianapolis Local Public Improvement Bond Bank,
                    Ser. F-2, Rev., FRDO, MBIA, 0.91%, 03/05/04 8,500
          9,200   Monroe County Hospital Authority, Rev., FRDO,
                    MBIA, 0.95%, 03/02/04                                                            9,200
            110   Muncie, Indiana, Economic Development,
                    Health Quest Realty Project, Rev., FRDO,
                    0.98%, 03/07/04                                                                    110
         26,100   Vernon, Indiana, 0.95%, 03/01/04                                                  26,100
                                                                                           ---------------
                                                                                                   158,415

                  IOWA -- 0.4%
          4,550   Des Moines, Iowa, 1.07%, 09/07/04                                                  4,550
          1,900   Des Moines, Iowa, 1.07%, 09/07/04                                                  1,900
          6,000   Iowa Finance Authority, Single Family Mortgage,
                    Ser. F, Rev., FRDO, 1.00%, 03/04/04                                              6,000
         30,000   Iowa State, Rev., TRAN, 2.00%, 06/29/04                                           30,093
                                                                                           ---------------
                                                                                                    42,543

                  KANSAS -- 1.9%
         54,950   Burlington, Kansas, PCR, Floating Rate Trust
                    Receipts, Ser. 2002-L3, Rev., FRDO, MBIA,
                    1.01%, 03/01/04                                                                 54,950
          2,000   Eagle Tax-Exempt Trust, Weekly Option Mode,
                    Ser. 2000-1601, FRDO, 1.00%, 03/03/04                                            2,000
          5,400   Kansas City, Kansas, IDB, PQ Corp. Project,
                    Rev., FRDO, 1.00%, 03/01/04                                                      5,400
         18,000   Kansas State Department of Transportation,
                    Highway, Ser. C-1, Rev., FRDO, 0.95%, 03/02/04                                  18,000
         27,500   Kansas State Department of Transportation,
                    Highway, Ser. C-2, Rev., FRDO, 0.95%, 03/02/04                                  27,500
         46,300   Kansas State Department of Transportation,
                    Highway, Ser. D, Rev., FRDO, 0.87%, 03/04/04                                    46,300

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  KANSAS -- CONTINUED
$        18,500   Kansas State Department of Transportation,
                    Ser. C-1, Rev., FRDO, 0.95%, 03/05/04                                  $        18,500
         10,225   Kansas State Department of Transportation,
                    Ser. C-3, Rev., FRDO, 0.95%, 03/05/04                                           10,225
         11,090   Lawrence, Kansas, Ser. 2003-I, GO,
                    1.50%, 06/01/04                                                                 11,099
          7,465   Olathe, Kansas, Temporary Notes, Ser. B, GO,
                    1.65%, 06/01/04                                                                  7,476
          9,780   Overland Park, Kansas, Floating Rate Receipts,
                    Ser. SG-155, 0.99%, 03/06/04                                                     9,780
          3,495   Sedgwick & Shawnee Counties, Single Family
                    Housing, FLOATS, Ser. PT-523, Rev., FRDO,
                    1.04%, 03/05/04                                                                  3,495
          1,500   Wichita, Kansas, Hospital Facilities Improvement,
                    Riverside, Ser. IV, Rev., FRDO, 1.00%, 03/05/04                                  1,500
          7,740   Wichita, Kansas, Multi-Family Housing, FLOATS,
                    Ser. PT-1641, Rev., FRDO, 1.10%, 03/06/04                                        7,740
                                                                                           ---------------
                                                                                                   223,965

                  KENTUCKY -- 0.7%
         17,455   Jeffersontown, Kentucky, Lease Program,
                    Kentucky League of Cities Funding Trust,
                    Rev., FRDO, 0.99%, 03/03/04                                                     17,455
         24,000   Kentucky Association of Counties, COP, TRAN,
                    2.00%, 06/30/04                                                                 24,086
          2,240   Kentucky Development Finance Authority,
                    Pooled Loan Program, Ser. A, Rev., FRDO, FGIC,
                    0.95%, 03/04/04                                                                  2,240
         15,000   Louisville & Jefferson County Metropolitan
                    Sewer District, Sewer & Drain Systems,
                    Floating Rate Receipts, Ser. SG-132, Rev., FRDO,
                    FGIC, 0.99%, 03/01/04                                                           15,000
         21,500   Louisville & Jefferson County Metropolitan
                    Sewer District, Sewer & Drain Systems, Ser. A,
                    Rev., FRDO, FSA, 0.91%, 03/01/04                                                21,500
         10,000   Louisville & Jefferson County Metropolitan
                    Sewer District, Sewer & Drain Systems, Ser. B,
                    Rev., FRDO, FSA, 0.92%, 03/01/04                                                10,000
                                                                                           ---------------
                                                                                                    90,281

                  LOUISIANA -- 0.9%
         12,000   ABN AMRO Munitops Certificate Trust,
                    Ser. 2002-17, Rev., FRDO, AMBAC,
                    #, 1.02%, 03/07/04                                                              12,000
          9,000   East Baton Rouge Parish, Solid Waste Disposal
                    Authority, Exxon Corp. Project, Rev., FRDO,
                    0.93%, 03/01/04                                                                  9,000
          5,210   Ernest N. Morial-New Orleans Exhibit Hall
                    Authority, Special Tax, Ser. RR-II-R-5017, FRDO,
                    AMBAC, 1.00%, 03/04/04                                                           5,210

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  LOUISIANA -- CONTINUED
$         1,875   Iberia Parish IDB, IDR, Cuming Insulation Corp.
                    Project, Rev., FRDO, 1.08%, 03/04/04                                   $         1,875
          2,280   Jefferson Parish Home Mortgage Authority,
                    Single Family Mortgage, FLOATS, Ser. PT-492,
                    Rev., FRDO, 1.06%, 03/05/04                                                      2,280
          3,000   Lake Charles Harbor & Terminal District, District
                    Dock & Wharf, Conoco, Inc. Project, Rev., FRDO,
                    1.01%, 03/02/04                                                                  3,000
         40,000   Louisiana Facilities Authority, 0.95%, 03/01/04                                   40,000
          3,940   Louisiana Housing Finance Agency, FLOATS,
                    Ser. PT-1340, Rev., FRDO, 1.04%, 03/06/04                                        3,940
          8,300   Louisiana Offshore Terminal Authority,
                    Deepwater Port, 1st Stage Loop LLC, Rev.,
                    FRDO, 0.98%, 03/01/04                                                            8,300
            100   Louisiana Public Facilities Authority, IDB,
                    Kenner Hotel LTD, Rev., FRDO, 0.97%, 03/01/04                                      100
          5,995   Louisiana Public Facilities Authority, LSU Alumni
                    Association Project, Rev., FRDO, 0.99%, 03/01/04                                 5,995
         11,700   Louisiana Public Facilities Authority, Tiger Athletic
                    Foundation Project, Rev., FRDO, 0.97%, 03/04/04                                 11,700
          4,750   South Louisiana Port Commission, Marine Terminal
                    Facilities, Occidental Petroleum, Rev., FRDO,
                    0.96%, 03/04/04                                                                  4,750
                                                                                           ---------------
                                                                                                   108,150

                  MAINE -- 0.5%
          9,800   Maine Finance Authority, Jackson Lab Issue,
                    Ser. 2002, Rev., FRDO, 1.00%, 03/01/04                                           9,800
          7,840   Maine Health & Higher Educational Facilities
                    Authority, Ser. B, Rev., FRDO, AMBAC,
                  0.95%, 03/03/04                                                                   7,840
         25,415   Maine State Housing Authority, Ser. E-2, Rev.,
                    FRDO, AMBAC, 1.00%, 05/15/04                                                    25,415
         12,800   Maine State Housing Authority, Ser. E-2, Rev.,
                    FRDO, AMBAC, 1.00%, 05/15/04                                                    12,800
         10,000   Maine State, GO, BAN, 1.75%, 06/24/04                                             10,024
                                                                                           ---------------
                                                                                                    65,879

                  MARYLAND -- 1.6%
         25,000   Baltimore City, Maryland, 0.98%, 03/08/04                                         25,000
          5,510   Baltimore County, Oak Crest Village, Inc. Project,
                    Ser. A, Rev., FRDO, 0.96%, 03/04/04                                              5,510
          8,200   Baltimore IDA, IDR, Baltimore Capital Acquisition,
                  Rev., FRDO, 0.94%, 03/03/04                                                        8,200
          3,135   Community Development Administration,
                    Multi-Family Development, Avalon Lea Apartment
                    Project, Rev., FRDO, 0.92%, 03/01/04                                             3,135
          3,320   Maryland Community Development Administration,
                    Department of Housing & Community
                    Development, FLOATS, Ser. PT-12, 1.04%, 03/01/04                                 3,320

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  MARYLAND -- CONTINUED
$         3,000   Maryland Community Development
                    Administration, Department of Housing &
                    Community Development,
                    Multi-Family Housing, Parklane Apartments,
                    Rev., FRDO, 0.99%, 03/03/04                                            $         3,000
         11,000   Maryland State Economic Development Corp.,
                    Floating Rate Reciepts, Ser. L9-J, Rev., FRDO,
                    FSA, 1.06%, 03/01/04                                                            11,000
         20,000   Maryland State Health & Higher Educational
                    Facilities Authority, FLOATERS, Ser. 867,
                    Rev., FRDO, FGIC, 1.00%, 03/04/04                                               20,000
          2,350   Maryland State Health & Higher Educational
                    Facilities Authority, Loyola College Issue, Ser. B,
                    Rev., FRDO, MBIA, 0.96%, 03/07/04                                                2,350
          9,000   Maryland State Health & Higher Educational
                    Facilities Authority, Municipal Securities Trust
                    Receipts, Ser. SGA-143, Rev., FRDO, 0.98%, 03/03/04                              9,000
         22,475   Maryland State Health & Higher Educational
                    Facilities Authority, Ser. D, Rev., FRDO,
                    0.95%, 03/05/04                                                                 22,475
         23,470   Maryland State Stadium Authority, Sports Facilities
                    Lease, Rev., FRDO, 0.99%, 03/03/04                                              23,470
          6,400   Montgomery County Housing Opportunites
                    Commission, Multi-Family Housing, Falklands,
                    Ser. B, Rev., FRDO, 0.90%, 03/03/04                                              6,400
         10,700   Montgomery County Housing Opportunites
                    Commission, Multiple Purpose, Ser. C, Rev., FRDO,
                    0.92%, 03/03/04                                                                 10,700
         16,800   Montgomery County Housing Opportunities
                    Commission, Multi-Family Housing, Grosvenor,
                    Ser. A, Rev., FRDO, 0.90%, 03/02/04                                             16,800
          5,100   Montgomery County Housing Opportunities
                    Commission, The Grand-Issue I, Rev., FRDO,
                    0.97%, 03/01/04                                                                  5,100
          1,210   Northeast Waste Disposal Authority, Resource
                    Recovery, Harford County Resources, Rev., FRDO,
                    AMBAC, 0.85%, 03/03/04                                                           1,210
         17,600   Washington Suburban Sanitation District,
                    Multi-Modal, Ser. A, GO, BAN, FRDO,
                    0.96%, 03/01/04                                                                 17,600
                                                                                           ---------------
                                                                                                   194,270

                  MASSACHUSETTS -- 3.7%
          8,000   Arlington, Massachusetts, GO, BAN,
                    1.50%, 04/08/04                                                                  8,003
          6,030   Canton Housing Authority, Multi-Family Housing,
                    Canton Arboretum Apartments, Rev., FRDO,
                    0.95%, 03/03/04                                                                  6,030
          8,510   Clipper Tax-Exempt Trust, COP, Ser. 2001-4,
                    FRDO, 1.15%, 07/01/04                                                            8,510

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  MASSACHUSETTS -- CONTINUED
$        20,000   Gateway Regional School District, GO, BAN,
                    1.625%, 05/05/04                                                       $        20,017
         11,400   Gill-Montague Regional School District, GO, BAN,
                    2.00%, 09/24/04                                                                 11,456
          7,520   Lowell, Massachusetts, State Qualified, GO, MBIA,
                    3.00%, 10/15/04                                                                  7,611
          5,750   Massachusetts Bay Transportation Authority,
                    Municipal Securities Trust Receipts, Special
                    Assessment, Ser. SGA-123, FRDO, 0.98%, 03/01/04                                  5,750
          7,000   Massachusetts Development Finance Agency,
                    Clark University, Rev., FRDO, MBIA, 0.95%, 03/05/04                              7,000
         13,500   Massachusetts Development Finance Agency,
                    Clark University, Ser. A, Rev., FRDO, AMBAC,
                    0.95%, 03/01/04                                                                 13,500
          4,760   Massachusetts Development Financing Agency,
                    The Bridge Issue, Rev., FRDO, 0.94%, 03/01/04                                    4,760
         30,715   Massachusetts Health & Educational Facilities
                    Authority, Fairview Extended, Ser. B, Rev., FRDO,
                    0.94%, 03/04/04                                                                 30,715
         31,415   Massachusetts Health & Educational Facilities
                    Authority, Partners in Healthcare, Ser. D-6, Rev.,
                    FRDO, 0.97%, 03/01/04                                                           31,415
          2,200   Massachusetts Health & Educational Facilities
                    Authority, University of Massachusetts, Ser. A,
                    Rev., FRDO, 0.89%, 03/01/04                                                      2,200
          5,000   Massachusetts Housing Finance Agency, Ser. G,
                    Rev., FRDO, 0.93%, 03/06/04                                                      5,000
         10,000   Massachusetts Housing Finance Agency,
                    Single Family Notes, Ser. M, Rev., 1.15%, 05/01/04                              10,000
         11,995   Massachusetts Municipal Wholesale Electric Co.,
                    Power Supply Systems, FLOATS, Ser. PT-1951,
                    0.95%, 03/04/04                                                                 11,995
            100   Massachusetts State Industrial Finance Agency,
                    Milton Academy Issue, Rev., FRDO, MBIA,
                    0.94%, 03/05/04                                                                    100
          2,506   Massachusetts State Turnpike Authority, FLOATS,
                    Ser. 334, Rev., FRDO, MBIA, 0.94%, 03/01/04                                      2,506
         41,800   Massachusetts State Water, 0.95%, 03/01/04                                        41,800
         25,975   Massachusetts State Water Pollution Abatement
                    Trust, Municipal Securities Trust Receipts,
                    Ser. SGA-87, Rev., FRDO, 0.97%, 03/01/04                                        25,975
          7,200   Massachusetts State Water Resources Authority,
                    Multi-Modal, Ser. B, Rev., FRDO, FGIC,
                    0.91%, 03/04/04                                                                  7,200
          4,320   Massachusetts State Water Resources Authority,
                    Ser. A, Rev., FRDO, FGIC, 0.91%, 03/03/04                                        4,320
          2,500   Massachusetts State Water Resources Authority,
                    Sub Ser. B, Rev., FRDO, FGIC, 0.92%, 03/02/04                                    2,500
          6,600   Massachusetts State Water Resources Authority,
                    Sub Ser. C, Rev., FRDO, FGIC, 0.92%, 03/03/04                                    6,600

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  MASSACHUSETTS -- CONTINUED
$         1,000   Massachusetts State Water Resources Authority,
                    Sub Ser. D, Rev., FRDO, 0.98%, 03/01/04                                $        1,000
          9,995   Massachusetts State, FLOATS, Ser. PA-800,
                    0.95%, 03/04/04                                                                  9,995
          7,830   Massachusetts State, FLOATS, Ser. PT-1576, GO,
                    FRDO, MBIA, 0.95%, 03/04/04                                                      7,830
         10,650   Massachusetts State, FLOATS, Ser. PT-1696, GO,
                    FRDO, MBIA-IBC, 0.95%, 03/04/04                                                 10,650
         10,225   Massachusetts State, FLOATS, Ser. PT-1702, GO,
                    FRDO, FGIC, 0.95%, 03/04/04                                                     10,225
            115   Massachusetts State, FLOATS, Ser. PT-2008, GO,
                    FRDO, AMBAC, 0.95%, 04/01/04                                                       115
         50,000   Massachusetts State, Ser. A, GO, BAN,
                    1.50%, 04/20/04                                                                 50,036
         59,800   Route 3 North Transit Improvement Association,
                    Ser. B, Rev., FRDO, AMBAC, 0.91%, 03/06/04                                      59,800
         24,494   Westford, Massachusetts, GO, BAN,
                    1.50%, 05/11/04                                                                 24,513
                                                                                           ---------------
                                                                                                   449,127

                  MICHIGAN -- 4.6%
         30,795   ABN AMRO Munitops Certificate Trust,
                    Ser. 2000-16, GO, FRDO, FGIC, 1.00%, 03/02/04                                   30,795
          5,000   ABN AMRO Munitops Certificate Trust,
                    Ser. 2002-29, GO, FRDO, FGIC, 1.08%, 08/13/04                                    5,000
          8,615   Detroit City School District, Ser. 2003-28, GO,
                    FRDO, 0.99%, 05/01/04                                                            8,615
         10,000   Detroit City School District, Ser. B-1, GO, FRDO,
                    FGIC, 1.02%, 05/01/04                                                           10,000
         21,000   Detroit, Michigan, Sewer Disposal, Second Lien,
                    Ser. E, Rev., FRDO, FGIC, 1.05%, 10/23/04                                       21,000
            600   Detroit, Michigan, Sewer Disposal, Senior Lien,
                    Ser. B, Rev., FRDO, FSA, 0.98%, 03/01/04                                           600
          7,450   East Lansing School District, Municipal Securities
                    Trust Receipts, Ser. SGA-114, GO, FRDO,
                    0.98%, 03/03/04                                                                  7,450
          9,255   Holt Public Schools, GO, FRDO, 0.94%, 03/05/04                                     9,255
          8,865   Howell Public Schools, FLOATS, Ser. PT-1502,
                    GO, FRDO, 0.99%, 03/05/04                                                        8,865
          5,500   Kent Hospital Financing Authority, Spectrum
                    Health, Ser. B, Rev., FRDO, MBIA, 0.95%, 03/05/04                                5,500
          5,000   Lakeview School District, Calhoun, School Building &
                    Site, Ser. B, GO, FRDO, 0.94%, 03/04/04                                          5,000
         12,000   Michigan Higher Education Student Loan
                    Authority, Ser. XII-D, Rev., FRDO, AMBAC,
                    0.96%, 03/03/04                                                                 12,000
          9,000   Michigan Higher Education Student Loan
                    Authority, Ser. XII-F, Rev., FRDO, AMBAC,
                    0.96%, 03/03/04                                                                  9,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  MICHIGAN -- CONTINUED
$         8,505   Michigan Municipal Bond Authority, FLOATS,
                    Ser. PT-1477, Rev., FRDO, 1.23%, 03/02/04                              $         8,505
          6,205   Michigan Municipal Bond Authority, FLOATS,
                    Ser. PT-397, Rev., FRDO, 0.99%, 03/07/04                                         6,205
         20,000   Michigan Municipal Bond Authority, Ser. B-1,
                    Rev., 2.00%, 08/20/04                                                           20,091
         15,000   Michigan State, 0.98%, 06/10/04                                                   15,000
         25,500   Michigan State, 1.07%, 05/04/04                                                   25,500
         10,525   Michigan State Building Authority,
                    Ser. RR-II-R-1049, Rev., FRDO, 1.00%, 03/02/04                                  10,525
          8,970   Michigan State Hospital Finance Authority,
                    FLOATS, Ser. PA-919, Rev., 0.99%, 03/04/04                                       8,970
          7,495   Michigan State Hospital Finance Authority,
                    FLOATS, Ser. PT-668, Rev., FRDO, MBIA,
                    0.99%, 03/05/04                                                                  7,495
         29,900   Michigan State Housing Authority,
                  1.00%, 03/01/04                                                                   29,900
          6,350   Michigan State Housing Development Authority,
                    Multi-Family Housing, Canton Club, Ser. A, Rev.,
                    FRDO, 0.97%, 03/05/04                                                            6,350
          7,130   Michigan State Housing Development Authority,
                    Multi-Family Housing, River Place Apartments,
                    Rev., FRDO, 1.00%, 03/04/04                                                      7,130
          6,000   Michigan State Housing Development Authority,
                    Ser. 1999-B2, Rev., FRDO, MBIA, 1.01%, 03/05/04                                  6,000
            825   Michigan State Housing Development Authority,
                    Ser. 2000-A, Rev., FRDO, MBIA, 0.96%, 03/05/04                                     825
         11,300   Michigan State Housing Development Authority,
                    Shoal Creek Project, Limited Obligation, Rev.,
                    FRDO, 0.95%, 03/05/04                                                           11,300
          4,860   Michigan State University, Ser. A, Rev.,
                    FRDO, 0.91%, 03/01/04                                                            4,860
          6,900   Michigan State University, Ser. A, Rev.,
                    FRDO, 0.93%, 03/05/04                                                            6,900
          1,680   Michigan State University, Ser. A, Rev., FRDO,
                  0.98%, 03/01/04                                                                    1,680
         23,180   Michigan State University, Ser. A-2, Rev., FRDO,
                  0.92%, 03/01/04                                                                   23,180
          4,450   Michigan State, FLOATS, Ser. PT-2021, GO, FRDO,
                  0.99%, 05/01/04                                                                    4,450
         53,000   Michigan State, Ser. A, GO, 2.00%, 09/30/04                                       53,313
         10,500   Michigan State, Ser. A, Rev., GAN, FRDO, FSA,
                    0.94%, 03/03/04                                                                 10,500
         16,900   Michigan State, Ser. B, Rev., GAN, FRDO, FSA,
                    0.94%, 03/03/04                                                                 16,900
         15,000   Michigan State, Ser. C, Rev., GAN, FRDO, FSA,
                    0.90%, 03/03/04                                                                 15,000
         20,000   Michigan State, Ser. C, Rev., GAN, FRDO, FSA,
                    0.90%, 03/03/04                                                                 20,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  MICHIGAN -- CONTINUED
$         1,175   Michigan Strategic Fund, Wayne Disposal,
                    Oakland Project, Rev., FRDO, 1.05%, 03/01/04                           $         1,175
         20,760   Milan Area Schools, GO, FRDO, 0.94%, 03/02/04                                     20,760
         10,000   Oakland University, Rev., FRDO, FGIC,
                    0.96%, 03/04/04                                                                 10,000
         37,160   Saline Area Schools, GO, FRDO, 0.94%, 03/05/04                                    37,160
          1,100   University of Michigan, Hospital, Ser. A, Rev.,
                    FRDO, 0.98%, 03/01/04                                                            1,100
            700   University of Michigan, Medical Service Plan,
                    Ser. A-1, Rev., FRDO, 0.98%, 03/01/04                                              700
            300   University of Michigan, Medical Services Plan,
                    Ser. A, Rev., FRDO, 0.94%, 03/05/04                                                300
         18,355   Wayne Charter County, Detroit Metropolitan,
                    Wayne Charter Airport, Junior Lien, Rev.,
                    FRDO, FSA, 0.97%, 03/04/04                                                      18,355
         13,700   Wayne Charter County, Wayne Charter Airport,
                    Floating Rate Receipts, Ser. SG-122, Rev., FRDO,
                    0.99%, 03/02/04                                                                 13,700
                                                                                           ---------------
                                                                                                   556,909

                  MINNESOTA -- 0.4%
          8,410   Minneapolis & St. Paul Metropolitan Airports
                    Commission, Municipal Securities Trust Receipts,
                    Ser. SG-136, Rev., FRDO, FGIC, 1.01%, 03/01/04                                   8,410
          9,000   Minneapolis & St. Paul Metropolitan Airports
                    Commission, Municipal Securities Trust Receipts,
                    Ser. SGA-127, Rev., FRDO, FGIC, 0.98%, 03/01/04                                  9,000
          4,400   Minnesota Housing Finance Agency, Residential
                    Housing, Ser. B, Rev., FRDO, 1.00%, 03/04/04                                     4,400
         15,110   Minnesota Housing Finance Agency, Residential
                    Housing, Ser. H, Rev., FRDO, 1.00%, 07/22/04                                    15,110
          4,995   Minnesota Public Facilities Authority, PCR, Water,
                    Ser. II-R-31, Rev., FRDO, 1.00%, 03/05/04                                        4,995
          4,300   St. Louis Park, Minnesota, Catholic Finance Corp.,
                    Rev., FRDO, 1.00%, 03/01/04                                                      4,300
                                                                                           ---------------
                                                                                                    46,215

                  MISSISSIPPI -- 0.2%
          2,800   Jackson County, PCR, Chevron USA, Inc. Project,
                    Rev., FRDO, 0.98%, 03/01/04                                                      2,800
          1,220   Mississippi Business Finance Corp., IDR, Choctaw
                    Maid Farms, Inc. Project, Rev., FRDO,
                    1.05%, 03/01/04                                                                  1,220
          8,405   Mississippi Development Bank Special Obligation,
                    FLOATS, Ser. PT-1494, Rev., FRDO, FSA,
                    0.99%, 03/06/04                                                                  8,405
          2,510   Mississippi Home Corp., Single Family Housing,
                    FLOATS, Ser. PT-620, Rev., FRDO, 1.04%, 03/07/04                                 2,510
          4,365   Mississippi State, Ser. RR-II-R-1043, GO, FRDO,
                    FGIC, 1.00%, 03/04/04                                                            4,365
                                                                                           ---------------
                                                                                                    19,300

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  MISSOURI -- 1.1%
$        11,285   Bi-State Development Agency, Metropolitan
                    District, FLOATS, Ser. PT-1593, Rev., FRDO, FSA,
                    0.99%, 03/02/04                                                        $        11,285
         30,400   Bi-State Development Agency, Metropolitan
                    District, Metrolink Cross County Project, Ser. A,
                    Rev., FRDO, FSA, 0.95%, 03/01/04                                                30,400
          6,745   Independence IDA, Multi-Family Housing,
                    FLOATS, Ser. PT-314, FRDO, 0.99%, 03/06/04                                       6,745
          3,025   Kansas City IDA, IDR, Livers Bronze Co. Project,
                    Rev., FRDO, 1.10%, 03/06/04                                                      3,025
          3,000   Missouri Higher Education Loan Authority,
                    Student Loan, Ser. B, Rev., FRDO, 1.00%, 03/03/04                                3,000
          1,600   Missouri Higher Education Loan Authority,
                    Student Loan, Ser. B, Rev., FRDO, MBIA,
                    1.00%, 03/01/04                                                                  1,600
          2,930   Missouri Housing Development Commission,
                    FLOATS, Ser. PT-1286, Rev., FRDO,
                    1.04%, 03/06/04                                                                  2,930
          4,000   Missouri Housing Development Commission,
                    Mortgage, FLOATS, Ser. PT-495, Rev., FRDO,
                    1.04%, 03/04/04                                                                  4,000
          9,900   Missouri Housing Development Commission,
                    Single Family Mortgage, FLOATS, Ser. L-5J,
                    Regulation D, Rev., FRDO, 1.06%, 03/01/04                                        9,900
         18,100   Missouri State Health & Educational Facilities
                    Authority, Assemblies of God College, Rev.,
                    FRDO, 0.95%, 03/05/04                                                           18,100
          2,500   Missouri State Health & Educational Facilities
                    Authority, EAGLE, Ser. 2002-6026, Class A,
                    Rev., FRDO, 1.00%, 03/05/04                                                      2,500
         20,000   Missouri State Health & Educational Facilities
                    Authority, School District Advanced Funding
                    Program, St. Louis County Schools, Ser. O,
                    Rev., 1.18%, 10/29/04                                                           20,000
          4,560   Missouri State Housing Development Commission,
                    FLOATS, Ser. PT-223, Rev., FRDO,
                    1.04%, 03/01/04                                                                  4,560
         11,125   O'Fallon, Missouri, COP, FLOATS, Ser. PT-1396,
                    FRDO, MBIA, 0.99%, 03/03/04                                                     11,125
                                                                                           ---------------
                                                                                                   129,170

                  MONTANA -- 0.1%
          2,095   Montana Board of Housing, FLOATS,
                    Ser. PT-356, 1.06%, 03/05/04                                                     2,095
         15,000   Montana State, GO, TRAN, 2.00%, 06/30/04                                          15,046
                                                                                           ---------------
                                                                                                    17,141

                  MULTIPLE STATES -- 2.4%
          5,010   ABN AMRO Munitops Certificate Trust,
                    Ser. 2002-37, Rev., FRDO, 1.29%, 03/20/04                                        5,010

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  MULTIPLE STATES -- CONTINUED
$        44,505   ABN AMRO Munitops Certificate Trust,
                    Ser. 2002-1, Rev., FRDO, 1.15%, 03/07/04                               $        44,505
         14,000   Charter Mac Floater Certificate Trust I, FLOATER,
                    Ser. NAT-4, Rev., FRDO, MBIA, 1.14%, 03/04/04                                   14,000
         18,000   Charter Mac Floater Certificate Trust I, Ser. NAT-1,
                    Rev., FRDO, MBIA, 1.14%, 03/02/04                                               18,000
         24,000   Charter Mac Floater Certificate Trust I, Ser. NAT-2,
                    Rev., FRDO, MBIA, 1.14%, 03/04/04                                               24,000
         15,000   Charter Mac Floater Certificate Trust I, Ser. NAT-3,
                    Rev., FRDO, MBIA, 1.14%, 03/04/04                                               15,000
          5,005   Clipper Tax-Exempt Trust, COP, Ser. 1999-2,
                    FRDO, 1.24%, 03/04/04                                                            5,005
         24,800   Clipper Tax-Exempt Trust, COP, Ser. 2002-9,
                    FRDO, 1.24%, 03/05/04                                                           24,800
         20,000   Clipper Tax-Exempt Trust, COP, Ser. 2003-5,
                    FRDO, 1.14%, 03/04/04                                                           20,000
          6,000   Eagle Tax Exempt Trust, Ser. 2000-1003, Rev.,
                    FRDO, FGIC, 1.00%, 03/07/04                                                      6,000
         26,786   Koch Floating Rate Trust, Weekly Certificates,
                    Ser. 1, Rev., FRDO, 1.19%, 03/04/04                                             26,786
         25,765   MBIA Capital Corp., FLOATS, Ser. PL-10, Rev.,
                    FRDO, MBIA, 1.09%, 03/07/04                                                     25,765
         10,000   Municipal Securities Trust Certificates, Ser. 2000-96,
                    Class A, GO, FRDO, AMBAC, #, 0.94%, 03/01/04                                    10,000
         45,170   Puttable Floating Option Tax-Exempt Receipts,
                    SunAmerica Trust, PUTTERS, Ser. 2001-2, Class A
                    Certificates, 1.05%, 03/05/04                                                   45,170
         10,400   SunAmerica Trust, Ser. 2, Class A Certificates,
                    Rev., FRDO, 1.15%, 03/03/04                                                     10,400
                                                                                           ---------------
                                                                                                   294,441

                  NEBRASKA -- 0.3%
         15,700   Lancaster County Hospital Authority No. 1,
                    Bryan Memorial Hospital Project, Rev., FRDO,
                    MBIA, 0.91%, 03/03/04                                                           15,700
          3,285   NEBHELP, Inc., Multi-Modal, Ser. A-11, Rev.,
                    FRDO, MBIA, 1.00%, 03/01/04                                                      3,285
          4,330   Nebraska Investment Finance Authority,
                    Single Family Housing, Floating Rate Trust
                    Receipts, Ser. 2002-L1, Rev., FRDO, 1.06%, 03/05/04                              4,330
          9,005   Nebraska Investment Finance Authority,
                    Single Family Housing, Floating Rate Trust
                    Receipts, Ser. N-7, Regulation D, Rev.,
                    FRDO, 1.20%, 03/01/04                                                            9,005
          5,960   Nebraska Investment Finance Authority,
                    Single Family Housing, Ser. E, Rev., FRDO,
                  1.01%, 03/06/04                                                                    5,960
                                                                                           ---------------
                                                                                                    38,280

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEVADA -- 1.2%
$         6,710   Clark County School District, FLOATS,
                    Ser. PA-1220, GO, FRDO, MBIA, 1.20%, 06/15/04                          $         6,710
         15,000   Clark County School District, FRDO,
                    1.00%, 03/01/04                                                                 15,000
          6,805   Clark County, Airport Improvement, Sub Lien,
                    Ser. A-1, Rev., FRDO, 0.91%, 03/03/04                                            6,805
            575   Clark County, Airport Improvement, Sub Lien,
                    Ser. A-2, Rev., FRDO, 0.97%, 03/03/04                                              575
         22,600   Clark County, Airport Revenue, Sub Lien, Ser. C,
                    Rev., FRDO, FGIC, 0.91%, 03/02/04                                               22,600
         15,210   Clark County, Nevada, Airport Revenue, Sub-Lien,
                    Ser. B-2, Rev., FRDO, 0.87%, 03/03/04                                           15,210
         14,615   Nevada Housing Division, Multi-Family Housing,
                    Park Vista Apartments, Ser. A, Rev., FRDO,
                    0.94%, 03/05/04                                                                 14,615
          9,500   Nevada Housing Division, Multi-Unit Housing,
                    Flamingo Road, Ser. A, Rev., FRDO,
                    #, 1.24%, 03/01/04                                                               9,500
          7,800   Nevada Housing Division, Multi-Unit Housing,
                    Fort Apache, Ser. A, Rev., FRDO, 1.24%, 03/01/04                                 7,800
          3,390   Nevada Housing Division, Multi-Unit Housing,
                    Horizon, Ser. A, Rev., FRDO, 0.99%, 03/05/04                                     3,390
          4,350   Nevada Housing Division, Multi-Unit Housing,
                    Joshua Villas, Ser. E, Rev., FRDO,
                    0.99%, 03/04/04                                                                  4,350
          5,455   Nevada Housing Division, Multi-Unit Housing,
                    Judith Villas, Ser. C, Rev., FRDO, 0.99%, 03/04/04                               5,455
          6,750   Nevada Housing Division, Multi-Unit Housing,
                    Ser. A, Rev., FRDO, 0.99%, 03/06/04                                              6,750
          3,195   Nevada Housing Division, Multi-Unit Housing,
                    Ser. M, Rev., FRDO, 0.99%, 03/01/04                                              3,195
          4,800   Nevada State, FLOATS, Ser. PT-403, GO, FRDO,
                    0.99%, 03/03/04                                                                  4,800
          9,000   Nevada State, FLOATS, Ser. SG-39,
                    0.99%, 03/03/04                                                                  9,000
          8,960   Nevada State, Ser. RR-II-R-4054, GO, FRDO,
                    FSA, 1.00%, 03/07/04                                                             8,960
          5,800   Truckee Meadows Water Authority,
                    Municipal Securities Trust Receipts, Ser. SGA-137,
                    Rev., FRDO, FSA, 1.00%, 03/01/04                                                 5,800
                                                                                           ---------------
                                                                                                   150,515

                  NEW HAMPSHIRE -- 0.5%
         23,220   Nassau, New Hampshire, GO, BAN,
                    1.50%, 04/15/04                                                                 23,232
          6,000   New Hampshire Health & Education Facilities
                    Authority, Riverbend, Rev., FRDO,
                    0.95%, 03/01/04                                                                  6,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW HAMPSHIRE -- CONTINUED
$        10,000   New Hampshire Higher Educational & Health
                    Facilities Authority, FLOATERS, Ser. 866, Rev.,
                    FRDO, FGIC, 1.00%, 03/07/04                                            $        10,000
          5,475   New Hampshire Higher Educational & Health
                    Facilities Authority, Ser. 772, Rev., FRDO, FGIC,
                    1.00%, 03/02/04                                                                  5,475
          6,300   New Hampshire Higher Educational & Health
                    Facilities Authority, VHA New England, Inc.,
                    Ser. C, Rev., FRDO, AMBAC, 0.96%, 03/01/04                                       6,300
          2,560   New Hampshire Municipal Bond Bank,
                    Educational Institutions, Pinkerton Academy
                    Project, Ser. B, Rev., FRDO, 0.97%, 03/03/04                                     2,560
          4,025   New Hampshire State Housing Finance Authority,
                    Single Family Housing, FLOATS, Ser. PT-624,
                    Rev., FRDO, 1.04%, 03/01/04                                                      4,025
                                                                                           ---------------
                                                                                                    57,592

                  NEW JERSEY -- 1.0%
          5,830   Burlington County Bridge Commissioner,
                    Community Pooled Loan, FLOATS, Ser. PT-1546,
                    Rev., FRDO, 0.97%, 03/02/04                                                      5,830
          7,625   Hudson County Improvement Authority,
                    Essential Purpose Pooled Loan, Rev., FRDO,
                    0.90%, 03/05/04                                                                  7,625
         18,170   Jersey City, New Jersey, Promissory Notes,
                    Ser. A, GO, 1.75%, 02/25/05                                                     18,285
          7,900   Mercer County Improvement Authority,
                    Atlantic Foundation & Johnson, Rev., FRDO,
                    MBIA, 0.89%, 03/01/04                                                            7,900
         12,925   Municipal Securities Trust Certificates,
                    Ser. 2001-174, Class A, GO, FRDO, 0.97%, 03/01/04                               12,925
          6,000   New Jersey Economic Development Authority,
                    Diocese of Metuchen, Rev., FRDO,
                    0.92%, 03/02/04                                                                  6,000
          4,985   New Jersey Economic Development Authority,
                    FLOATS, Ser. PA-828, Rev., FRDO, AMBAC,
                    0.94%, 03/06/04                                                                  4,985
          4,995   New Jersey Economic Development Authority,
                    Ser. A, GO, FRDO, AMBAC, 0.97%, 03/06/04                                         4,995
          1,440   New Jersey Sports & Exposition Authority,
                    State Contract, Ser. C, Rev., FRDO, MBIA,
                    0.90%, 03/01/04                                                                  1,440
          5,300   New Jersey State Educational Facilities
                    Authority, FLOATS, Ser. PT-1599, 0.94%, 03/06/04                                 5,300
         10,000   New Jersey State Housing & Mortgage Finance
                    Agency, Ser. EE, Rev., MBIA, 1.10%, 04/01/04                                    10,000
          9,000   New Jersey State Housing & Mortgage
                    Finance Agency, Single Family Housing, Ser. B,
                    Rev., 1.10%, 10/01/04                                                            9,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW JERSEY -- CONTINUED
$        12,000   New Jersey State, Ser. 2004-A, Rev., TRAN,
                    2.00%, 06/25/04                                                        $        12,039
          5,895   New Jersey State, Ser. B, Rev., TRAN,
                    2.00%, 06/25/04                                                                  5,914
         10,355   New Jersey Transportation Trust Fund
                    Authority, FLOATS, Ser. PT-1926, Rev., FRDO,
                    MBIA, 0.97%, 03/01/04                                                           10,355
                                                                                           ---------------
                                                                                                   122,593

                  NEW MEXICO -- 0.2%
          4,000   Albuquerque, New Mexico, Airport, Sub Lien,
                    Rev., FRDO, AMBAC, 0.91%, 03/03/04                                               4,000
          3,200   Chaves County, IDR, Friona Industries LP,
                    Ser. A, Rev., FRDO, 1.10%, 03/05/04                                              3,200
            900   Farmington, New Mexico, PCR, Arizona Public
                    Services Co., Ser. B, Rev., FRDO, 0.98%, 03/01/04                                  900
          5,250   New Mexico Mortgage Finance Authority,
                    FLOATS, Ser. PT-1308, Rev., FRDO,
                    1.04%, 03/04/04                                                                  5,250
          6,345   New Mexico Mortgage Finance Authority,
                    FLOATS, Ser. PT-1378, Rev., FRDO,
                    1.04%, 03/07/04                                                                  6,345
          3,450   New Mexico Mortgage Finance Authority,
                    FLOATS, Ser. PT-196, FRDO, 1.04%, 03/05/04                                       3,450
          5,180   New Mexico Mortgage Finance Authority,
                    FLOATS, Ser. PT-643, Rev., FRDO, 1.04%, 03/07/04                                 5,180
                                                                                           ---------------
                                                                                                    28,325

                  NEW YORK -- 9.5%
         24,795   ABN AMRO Munitops Certificate Trust,
                    Ser. 2002-19, Rev., FRDO, MBIA-IBC,
                    1.08%, 09/05/04                                                                 24,795
          2,300   Long Island Power Authority, Electric Systems,
                    FLOATS, Ser. PA-522, Rev., FRDO, FSA,
                    0.97%, 03/02/04                                                                  2,300
          9,700   Long Island Power Authority, Electric Systems,
                    Ser. D, Rev., FRDO, FSA, 0.91%, 03/01/04                                         9,700
         10,000   Metropolitan Transportation Authority,
                    1.00%, 05/10/04                                                                 10,000
         23,950   Metropolitan Transportation Authority,
                    Dedicated Tax Fund, Ser. B, Rev., FRDO, FSA,
                    0.93%, 03/02/04                                                                 23,950
         15,475   Metropolitan Transportation Authority, Ser. D-1,
                    Rev., FRDO, FSA, 0.91%, 03/01/04                                                15,475
         10,000   Metropolitan Transportation Authority, Ser. D-2,
                    Rev., FRDO, FSA, 0.91%, 03/04/04                                                10,000
          1,520   Monroe County Airport Authority, FLOATS,
                    Ser. PA-585, Rev., FRDO, MBIA, 0.99%, 03/06/04                                   1,520
          7,555   Municipal Securities Trust Certificates,
                    Ser. 2001-116, Class A, Rev., FRDO,
                    0.95%, 03/05/04                                                                  7,555

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$        11,300   Nassau County Interim Finance Authority, FLOATS,
                    Ser. PA-901, Rev., FRDO, AMBAC, 0.97%, 03/05/04                        $        11,300
         27,900   New York City Housing Development Corp.,
                    Multi-Family Rental Housing, Lyric Development,
                    Ser. A, Rev., FRDO, 0.94%, 03/04/04                                             27,900
            400   New York City IDA, Civic Facilities,
                    Municipal Securities Trust Receipts, Ser. SGA-110,
                    Rev., FRDO, 0.95%, 03/04/04                                                        400
          5,500   New York City IDA, Special Facilities,
                    Korean Airlines Co., Ser. C, Rev., FRDO,
                    0.93%, 03/03/04                                                                  5,500
          5,550   New York City Municipal Water Finance Authority,
                    Water & Sewer System, FLOATS, Ser. PA-446,
                    Rev., FRDO, FGIC, 0.96%, 03/02/04                                                5,550
          9,415   New York City Municipal Water Finance Authority,
                    Water & Sewer System, FLOATS, Ser. PA-995,
                    Rev., FRDO, MBIA, 0.96%, 03/06/04                                                9,415
            700   New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, Fiscal Year 2003,
                    Sub Ser. C-3, Rev., FRDO, 0.98%, 03/01/04                                          700
          4,995   New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, FLOATS, Ser. PA-1045,
                    Rev., FRDO, 0.98%, 03/07/04                                                      4,995
          5,885   New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, FLOATS, Ser. PA-1076,
                    Rev., FRDO, 0.99%, 03/07/04                                                      5,885
          9,895   New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, FLOATS, Ser. PA-1085,
                    Rev., FRDO, FGIC, 0.97%, 03/07/04                                                9,895
          6,385   New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, Municipal Securities Trust
                    Receipts, Ser. SGA-12, Rev., FRDO, 0.95%, 03/05/04                               6,385
          2,000   New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, Municipal Securities Trust
                    Receipts, Ser. SGB-27, Rev., FRDO, FSA,
                    0.97%, 03/03/04                                                                  2,000
         35,800   New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, Ser. A, Rev., FRDO,
                    FGIC, 0.95%, 03/01/04                                                           35,800
         16,575   New York City Transitional Finance Authority,
                    Floating Rate Trust Receipts, Ser. L-11, Rev.,
                    FRDO, 0.99%, 03/03/04                                                           16,575
          8,995   New York City Transitional Finance Authority,
                    FLOATS, Ser. PA-1043-R, Rev., FRDO,
                    0.98%, 03/05/04                                                                  8,995
         13,160   New York City Transitional Finance Authority,
                    FLOATS, Ser. PT-406, Rev., FRDO,
                    0.98%, 03/05/04                                                                 13,160

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$        17,300   New York City Transitional Finance Authority,
                    Future Tax Secured, Ser. B, Rev., FRDO,
                    0.95%, 03/01/04                                                        $        17,300
         70,950   New York City Transitional Finance Authority,
                    Recovery, Ser. 3, Sub Ser. 3-C, Rev., FRDO,
                    0.91%, 03/04/04                                                                 70,950
         12,500   New York City Transitional Finance Authority,
                    Recovery, Ser. 3, Sub Ser. 3-D, Rev., FRDO,
                    0.91%, 03/04/04                                                                 12,500
            400   New York City Transitional Finance Authority,
                    Recovery, Ser. 3, Sub Ser. 3-H, Rev., FRDO,
                    0.97%, 03/01/04                                                                    400
         25,400   New York City Transitional Finance Authority,
                    Sub Ser. 2-A, Rev., FRDO, 0.95%, 03/01/04                                       25,400
         16,285   New York City Transitional Finance Authority,
                    Sub Ser. 2-E, Rev., FRDO, 0.91%, 03/05/04                                       16,285
         10,210   New York City Trust for Cultural Resources,
                    Floating Certificates, Ser. 162, Rev., FRDO,
                    AMBAC, 1.05%, 03/03/04                                                          10,210
          4,300   New York City, New York, Housing
                    DevelopmentCorp., Multi-Family Housing,
                    Monterey, Ser. A, Rev., FRDO, 0.93%, 03/01/04                                    4,300
          9,000   New York City, New York, Municipal Securities
                    Trust Receipts, Ser. SGA-51, FRDO, AMBAC,
                    0.95%, 03/02/04                                                                  9,000
          5,410   New York City, New York, Municipal Securities
                    Trust Receipts, Ser. SGB-33, GO, FRDO, FSA,
                    0.97%, 03/01/04                                                                  5,410
            600   New York City, New York, Ser B-2, Sub Ser. B-5,
                    GO, FRDO, MBIA, 0.96%, 03/01/04                                                    600
          1,300   New York City, New York, Ser. H, Sub Ser. -H2,
                    GO, FRDO, MBIA, 0.96%, 03/01/04                                                  1,300
          2,100   New York City, New York, Ser. H, Sub Ser. -H2,
                    GO, FRDO, MBIA, 0.96%, 03/01/04                                                  2,100
            900   New York City, New York, Ser. H, Sub Ser. -H3,
                    GO, FRDO, FSA, 0.98%, 03/01/04                                                     900
          1,400   New York City, New York, Ser. H, Sub Ser. -H3,
                    GO, FRDO, FSA, 0.98%, 03/01/04                                                   1,400
          3,500   New York City, New York, Ser. H, Sub Ser. -H3,
                    GO, FRDO, FSA, 0.98%, 03/01/04                                                   3,500
         20,000   New York City, New York, Sub Ser. A-3, GO,
                    FRDO, 0.91%, 03/05/04                                                           20,000
         14,750   New York City, New York, Sub Ser. A-4, GO,
                    FRDO, 0.95%, 03/01/04                                                           14,750
          6,900   New York City, New York, Sub Ser. A-4, GO,
                    FRDO, 0.95%, 03/01/04                                                            6,900
            300   New York City, New York, Sub Ser. A-5, GO,
                    FRDO, 0.97%, 03/01/04                                                              300
         22,800   New York City, New York, Sub Ser. A-6, GO,
                    FRDO, 0.89%, 03/05/04                                                           22,800

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$        15,300   New York City, New York, Sub Ser. A-6, GO,
                    FRDO, FSA, 0.95%, 03/01/04                                             $        15,300
          6,800   New York City, New York, Sub Ser. C-4, GO,
                    FRDO, 0.94%, 03/01/04                                                            6,800
         12,000   New York City, New York, Sub Ser. C-5, GO,
                    FRDO, 0.92%, 03/03/04                                                           12,000
          3,050   New York City, New York, Sub Ser. G-2, GO,
                    FRDO, 0.93%, 03/01/04                                                            3,050
         10,300   New York Local Government Assistance Corp.,
                    Floating Rate Receipts, Ser. SG-100, Rev., FRDO,
                    MBIA-IBC, 0.96%, 03/04/04                                                       10,300
         42,900   New York Local Government Assistance Corp.,
                    Floating Rate Receipts, Ser. SG-99, Rev., FRDO,
                    AMBAC, 0.96%, 03/03/04                                                          42,900
          9,100   New York Local Government Assistance Corp.,
                    Municipal Securities Trust Receipts, Ser. SGA-59,
                    Rev., FRDO, 0.97%, 03/01/04                                                      9,100
         30,000   New York Local Government Assistance Corp.,
                    Senior Lien, Ser. A-BV, Rev., FRDO,
                    FGIC, 0.88%, 03/01/04                                                           30,000
          2,100   New York Local Government Assistance Corp.,
                    Ser. B, Rev., FRDO, 0.90%, 03/02/04                                              2,100
          5,000   New York State Dorm Authority, FLOATS, Ser.
                    PA-409, Rev., FRDO, AMBAC, 0.96%, 03/01/04                                       5,000
         11,100   New York State Dorm Authority, FLOATS, Ser.
                    PA-419, Rev., FRDO, 0.96%, 03/01/04                                             11,100
          9,960   New York State Dorm Authority, FLOATS, Ser.
                    PT-1447, Rev., FRDO, MBIA, 0.96%, 03/02/04                                       9,960
          6,975   New York State Dorm Authority, FLOATS, Ser.
                    PT-1621, Rev., FRDO, MBIA, 0.96%, 03/02/04                                       6,975
          8,960   New York State Dorm Authority, FLOATS, Ser.
                    PT-1742, Rev., FRDO, MBIA, 0.96%, 03/02/04                                       8,960
          8,140   New York State Dorm Authority, FLOATS, Ser.
                    PT-407, Rev., FRDO, AMBAC, 1.10%, 03/03/04                                       8,140
          4,985   New York State Dorm Authority, New York Public
                    Library, Ser. A, Rev., FRDO, MBIA, 0.93%, 03/02/04                               4,985
         15,470   New York State Dormitory Authority, FLOATS, Ser.
                    PA-1088, Rev., FRDO, AMBAC, 0.96%, 03/06/04                                     15,470
          7,120   New York State Dormitory Authority, FLOATS, Ser.
                    PA-1089, Rev., FRDO, AMBAC, 0.96%, 03/06/04                                      7,120
          5,600   New York State Dormitory Authority, FLOATS, Ser.
                    PA-199, Rev., FRDO, MBIA-IBC, 0.96%, 03/04/04                                    5,600
          6,445   New York State Dormitory Authority, FLOATS. Ser.
                    PA-773-R, Rev., FRDO, MBIA-IBC, 0.96%, 03/03/04                                  6,445
         10,450   New York State Energy Research & Development
                    Authority, PCR, FLOATS, Ser. PA-450, Rev., FRDO,
                    AMBAC, 0.96%, 03/06/04                                                          10,450
         11,865   New York State Environmental Facilities Corp.,
                    Clean Water & Drinking, FLOATS, PA-1165, Rev.,
                    FRDO, 0.96%, 03/04/04                                                           11,865

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$        26,002   New York State Environmental Facilities Corp.,
                    Clean Water & Drinking, FLOATS, Ser. 731, Rev.,
                    FRDO, 0.97%, 03/07/04                                                  $        26,002
          4,695   New York State Environmental Facilities Corp.,
                    PCR, FLOATS, Ser. PA-174, Rev., FRDO, MBIA,
                    0.96%, 03/01/04                                                                  4,695
         11,180   New York State Environmental Facilities Corp.,
                    PCR, FLOATS, Ser. PA-198, Rev., FRDO, MBIA,
                    0.96%, 03/01/04                                                                 11,180
          6,600   New York State Housing Finance Agency, 10
                    Liberty Street, Rev., FRDO, 0.93%, 03/02/04                                      6,600
         17,200   New York State Housing Finance Agency,
                    Multi-Family Housing, Ser. A, Rev.,
                    FRDO, 0.98%, 03/03/04                                                           17,200
          7,100   New York State Housing Finance Agency, Saville
                    Housing, Ser. A, Rev., FRDO, 0.95%, 03/01/04                                     7,100
          8,100   New York State Housing Finance Agency, Ser. A,
                    Rev., FRDO, 0.94%, 03/03/04                                                      8,100
          1,300   New York State Medical Care Facilities Finance
                    Agency, FLOATS, Ser. PA-113, Rev.,
                    FRDO, 0.96%, 03/04/04                                                            1,300
          9,000   New York State Medical Care Facilities Finance
                    Agency, FLOATS, Ser. PA-72, Rev., 0.99%, 03/01/04                                9,000
          2,800   New York State Thruway Authority, Floating Rate
                    Trust Receipts, Ser. SG-119, Rev.,
                    FRDO, 1.02%, 03/01/04                                                            2,800
          6,570   New York State Thruway Authority, General
                    Highway & Bridge Trust Fund, FLOATS,
                    Ser. PT-1800, Rev., FRDO, MBIA, 0.96%, 03/03/04                                  6,570
          7,295   New York State Thruway Authority, Highway &
                    Bridge Trust Fund, FLOATS, Ser. PT-1425, Rev.,
                    FRDO, FGIC, 0.96%, 03/02/04                                                      7,295
         10,990   New York State Thruway Authority, Highway &
                    Bridge Trust Fund, FLOATS, Ser. PT-1578, Rev.,
                    FRDO, MBIA, 0.96%, 03/02/04                                                     10,990
          6,200   New York State Urban Development Corp., Floating
                    Rate Trust Receipts, Ser. SG-163,
                    Rev., 0.96%, 03/01/04                                                            6,200
          5,245   New York State Urban Development Corp.,
                    FLOATS, Ser. PA-1108, Rev., FRDO, 0.96%, 03/06/04                                5,245
          7,270   New York State Urban Development Corp.,
                    FLOATS, Ser. PT-1644, Rev., FRDO, 0.96%, 03/06/04                                7,270
          5,700   New York State, Environmental Quality, Ser. G,
                    GO, FRDO, 1.03%, 12/21/04                                                        5,700
          4,200   New York State, Housing Finance Agency, Saxony
                    Housing, 240 E. 39th St. Housing, Rev.,
                    FRDO, 0.94%, 03/04/04                                                            4,200
         10,000   New York State, Ser. A, GO,
                    FRDO, 1.05%, 02/07/05                                                           10,000
         30,000   New York Water, 0.98%, 06/10/04                                                   30,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$        15,430   Orange County IDA, Civic Facilities, Arden Hill
                    Hospital Project, Rev., FRDO,
                    FSA, 0.91%, 03/01/04                                                   $        15,430
         13,090   Port Authority of New York & New Jersey, Rev.,
                    FRDO, 1.02%, 03/04/04                                                           13,090
         35,000   Rochester Community School
                    District, 0.95%, 03/08/04                                                       35,000
         10,250   Rochester Community School
                    District, 0.95%,05/12/04                                                        10,250
         15,000   Rochester Community School
                    District, 0.95%, 05/12/04                                                       15,000
          9,000   Rochester Community School
                    District, 0.95%, 05/12/04                                                        9,000
         12,080   Triborough Bridge & Tunnel Authority, FLOATS, Ser.
                    PA-1090, Rev., FRDO, MBIA-IBC, 0.96%, 03/03/04                                  12,080
            595   Triborough Bridge & Tunnel Authority, FLOATS, Ser.
                    PT-2017, Rev., FRDO, MBIA, 0.96%, 03/06/04                                         595
         40,400   Triborough Bridge & Tunnel Authority, General
                    Purpose, Ser. C, Rev., FRDO,
                    AMBAC, 0.91%, 03/02/04                                                          40,400
         10,000   Triborough Bridge & Tunnel Authority, Ser. 839,
                    Rev., FRDO, MBIA, 0.97%, 03/06/04                                               10,000
         15,000   Triborough Bridge & Tunnel Authority, Ser. C, Rev.,
                    FRDO, AMBAC, 0.93%, 03/02/04                                                    15,000
          4,010   Triborough Bridge & Tunnel Authority, Special
                    Obligation, Ser. B, Rev., FRDO, FSA, 0.91%, 03/01/04                             4,010
          6,705   Triborough Bridge & Tunnel Authority, Special
                    Obligation, Ser. D, Rev., FRDO, FSA, 0.91%, 03/07/04                             6,705
          5,000   Ulster County, BAN, 1.75%, 06/11/04                                                5,010
          2,800   Westchester County IDA, IDR, Levister
                    Redevelopment Co., LLC, Ser. A, Rev.,
                    FRDO, 0.95%, 03/02/04                                                            2,800
                                                                                           ---------------
                                                                                                 1,141,492

                  NORTH CAROLINA -- 2.8%
         15,350   Charlotte, North Carolina, Airport, Ser. D, Rev.,
                    FRDO, MBIA, 0.91%, 03/03/04                                                     15,350
         11,400   Charlotte, North Carolina, Government Facilities,
                    COP, Ser. F, FRDO, 1.03%, 06/01/04                                              11,400
          1,700   Durham, North Carolina, Water & Sewer Utility
                    Systems, Rev., FRDO, 0.99%, 03/03/04                                             1,700
          8,900   Fayetteville Public Works Commission, Rev.,
                    FRDO, FSA, 0.94%, 03/06/04                                                       8,900
          2,500   Greensboro, North Carolina, Enterprise Systems,
                    Ser. B, Rev., FRDO, 0.90%, 03/03/04                                              2,500
         20,190   Greensboro, North Carolina, Enterprise Systems,
                    Ser. B, Rev., FRDO, 0.90%, 03/03/04                                             20,190
            500   Guilford County Industrial Facilities & PCFA,
                    Industrial Development, Neal Manufacturing, Inc.,
                    Rev., FRDO, 1.05%, 03/01/04                                                        500

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NORTH CAROLINA -- CONTINUED
$         4,900   Iredell County Public Facilities Corp.,
                    Iredell County Schools Project, Rev.,
                    FRDO, AMBAC, 0.95%, 03/01/04                                           $         4,900
         13,370   Mecklenburg County, Public Improvement,
                    GO, (p), 5.40%, 04/01/04                                                        13,686
          5,000   Mecklenburg County, Ser. C, GO,
                    FRDO, 0.95%, 03/07/04                                                            5,000
         22,445   Municipal Securities Trust Certificates,
                    Ser. 2001-125, Class A, GO, FRDO, #, 0.97%, 03/01/04                            22,445
          9,705   North Carolina Capital Facilities Finance Agency,
                    Goodwill Community Foundation Project, Rev.,
                    FRDO, 0.95%, 03/03/04                                                            9,705
          8,935   North Carolina Educational Facilities Finance
                    Agency, Elon College, Rev., FRDO, 0.95%, 03/03/04                                8,935
          4,975   North Carolina Housing Finance Agency,
                    FLOATERS, Ser. 2003-L44J, Regulation D, Rev.,
                    FRDO, 1.06%, 03/04/04                                                            4,975
          6,475   North Carolina Housing Finance Agency, FLOATS,
                    Ser. PT-465, 1.04%, 03/01/04                                                     6,475
         14,000   North Carolina Housing Finance Agency, Home
                    Ownership, Ser. 16-C, Rev., FRDO, 1.00%, 03/04/04                               14,000
         59,530   North Carolina Medical Care Commission, Baptist
                    Hospitals Project, Rev., FRDO, 0.97%, 03/03/04                                  59,530
         15,000   North Carolina Medical Care Commission, Health
                    Care Facilties, Union Regional Medical Center
                    Project, Ser. B, Rev., FRDO, 0.95%, 03/04/04                                    15,000
          2,900   North Carolina Medical Care Commission, Hospital,
                    Lincoln Health Systems Project, Ser. A, Rev.,
                    FRDO, 0.95%, 03/01/04                                                            2,900
         11,160   North Carolina State University at Raleigh, Ser. B,
                    Rev., FRDO, 0.89%, 03/02/04                                                     11,160
         48,500   North Carolina State, Public Improvement, Ser. D,
                    GO, FRDO, 0.90%, 03/01/04                                                       48,500
          5,900   North Carolina State, Ser. D, GO,
                    FRDO, 0.90%, 03/03/04                                                            5,900
          8,340   Raleigh Durham Airport Authority, Rev., FRDO,
                    FGIC, 0.95%, 03/01/04                                                            8,340
         15,000   Raleigh, North Carolina, COP, Downtown
                    Improvement Project, Ser. A, FRDO, 0.95%, 03/01/04                              15,000
         19,935   Union County, Enterprise Systems, Ser. B, Rev.,
                    FRDO, FSA, 0.91%, 03/01/04                                                      19,935
          5,000   Winston-Salem, North Carolina, Water & Sewer
                    Systems, Ser. B, Rev., FRDO, 0.96%, 03/04/04                                     5,000
                                                                                           ---------------
                                                                                                   341,926

                  NORTH DAKOTA -- 0.2%
          3,900   Grand Forks, North Dakota, Health Care Facilities,
                    United Hospital Obligation Group, Ser. A, Rev.,
                    FRDO, 0.99%, 03/01/04                                                            3,900

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NORTH DAKOTA -- CONTINUED
$         9,205   North Dakota State Housing Finance Agency, Home
                    Mortgage, Ser. B, Rev., FRDO, 0.98%, 03/04/04                          $         9,205
          6,420   North Dakota State Housing Finance Agency,
                    Ser. II-R-140, Rev., FRDO, 1.06%, 03/04/04                                       6,420
                                                                                           ---------------
                                                                                                    19,525
                  OHIO -- 1.6%
          6,390   Cincinnati City School District, Ser. RR-II-R-4049,
                    GO, FRDO, FSA, 1.00%, 06/01/04                                                   6,390
         30,000   Cleveland, Ohio, Airport Systems, Ser. C, Rev.,
                    FRDO, FSA, 0.92%, 03/07/04                                                      30,000
          3,155   Columbus, Ohio, Ser. 1, GO,
                    FRDO, 0.85%, 03/04/04                                                            3,155
         37,500   Cuyahoga County, 0.98%, 05/11/04                                                  37,500
          8,000   Franklin County, Franklin County Hospital,
                    Ser. II-R-55, Rev., FRDO, 1.00%, 03/05/04                                        8,000
          7,400   Franklin County, Hospital, OhioHealth Corp.,
                    Ser. D, Rev., FRDO, 0.94%, 03/01/04                                              7,400
          3,920   Greene County, Fairview Extended, Ser. B, Rev.,
                    FRDO, 0.92%, 03/04/04                                                            3,920
          9,000   Hamilton County, Healthcare Facilties,
                    Twin Towers & Twin Lakes, Ser. A, Rev.,
                    FRDO, 0.96%, 03/03/04                                                            9,000
         14,000   Hamilton County, Healthcare Facilties,
                    Twin Towers & Twin Lakes, Ser. B, Rev.,
                    FRDO, 0.96%, 03/03/04                                                           14,000
          9,096   Hamilton County, Hospital Facilities, Health Alliance,
                    Ser. A, Rev., FRDO, MBIA, 0.91%, 03/03/04                                        9,096
          4,100   Hamilton County, Hospital Facilities, Health Alliance,
                    Ser. E, Rev., FRDO, MBIA, 0.91%, 03/03/04                                        4,100
         11,100   Ohio State Air Quality Development Authority,
                    JMG Funding LTD Partnership, Ser. B, Rev.,
                    FRDO, 1.04%, 03/02/04                                                           11,100
         14,000   Ohio State Air Quality Development Authority,
                    JMG Funding LTD Partnership, Ser. B, Rev.,
                    FRDO, 1.04%, 03/02/04                                                           14,000
          6,300   Ohio State Air Quality Development Authority,
                    PCR, Ohio Edison Co., Ser. C, Rev.,
                    FRDO, 0.98%, 03/01/04                                                            6,300
            500   Ohio State Air Quality Development Authority,
                    PCR, Ohio Edison Project, Ser. C, Rev.,
                    FRDO, 0.98%, 03/01/04                                                              500
          8,975   Ohio State Building Authority, Floating Rate Trust
                    Receipts, Ser. L-41, Regulation D, Rev.,
                    FRDO, 1.06%, 03/02/04                                                            8,975
          4,995   Ohio State Turnpike Commission, Ser. II-R-51, Rev.,
                    FRDO, FGIC, 1.00%, 03/03/04                                                      4,995
          2,800   Ohio State Water Development Authority, PCR,
                    Ohio Edison Co. Project, Ser. B, Rev.,
                    FRDO, 1.03%, 03/01/04                                                            2,800

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  OHIO -- CONTINUED
$           200   Ohio State, Higher Education Facilities,
                    Case Western Reserve, Ser. A, Rev.,
                    FRDO, 0.98%, 03/01/04                                                  $           200
          7,755   Ohio State, Ser. RR II-R-208, GO, FRDO,
                    FSA, 1.00%, 03/01/04                                                             7,755
                                                                                           ---------------
                                                                                                   189,186

                  OKLAHOMA -- 0.3%
          4,335   Oklahoma Housing Finance Agency, Single Family
                    Mortgage, FLOATS, Ser. PT-493, Rev.,
                    FRDO, 1.04%, 03/04/04                                                            4,335
         10,000   Payne County Economic Development Authority,
                    Student Housing, OSUF Phase III Project, Rev.,
                    FRDO, AMBAC, 0.97%, 03/04/04                                                    10,000
         10,490   Tulsa County Home Finance Authority, Multi-Family
                    Housing, Waterford Apartments Project, Rev.,
                    FRDO, 0.95%, 03/02/04                                                           10,490
          4,475   Tulsa County Home Finance Authority, Single
                    Family Mortgage, FLOATS, Ser. PT-644, Rev.,
                    FRDO, 1.04%, 03/04/04                                                            4,475
          6,500   Tulsa Industrial Authority, Justin Industries Project,
                    Rev., FRDO, 0.95%, 03/04/04                                                      6,500
                                                                                           ---------------
                                                                                                    35,800

                  OREGON -- 0.3%
          5,190   Oregon State Department of Administrative
                    Services, State Lottery, FLOATS, Ser. PT-1394,
                    Rev., FRDO, FSA, 0.99%, 03/02/04                                                 5,190
          8,070   Oregon State Housing & Community Services
                    Department, Department of Housing and
                    Development, Covenant Retirement, Ser. A, Rev.,
                    FRDO, 1.04%, 03/02/04                                                            8,070
         12,320   Oregon State Housing & Community Services
                    Department, Single Family Mortgage Program,
                    Ser. D, Rev., 1.18%, 04/15/04                                                   12,320
          5,000   Oregon State Housing & Community Services
                    Department, Single-Family Mortgage Program,
                    Ser. L, Rev., FRDO, 0.99%, 07/01/04                                              5,000
          2,055   Oregon State, Floating Rate Trust Receipts,
                    Ser. A-18, Regulation D, 1.06%, 03/07/04                                         2,055
                                                                                           ---------------
                                                                                                    32,635

                  PENNSYLVANIA -- 3.5%
          6,745   Allegheny County Hospital Development
                    Authority, FLOATS, Ser. PA-748, Rev.,
                    FRDO, MBIA, 1.00%, 03/03/04                                                      6,745
          8,705   Berks County IDA, Health Care-Lutheran Services,
                    Ser. A, Rev., FRDO, AMBAC, 0.96%, 03/05/04                                       8,705
         15,000   Bucks County IDA, Law School Admission Council,
                    Rev., FRDO, 0.93%, 03/01/04                                                     15,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  PENNSYLVANIA -- CONTINUED
$         4,645   Chester County Health & Educational Facilties
                    Authority, Barclay Friends Project, Ser. B, Rev.,
                    FRDO, 0.95%, 03/03/04                                                  $         4,645
          8,750   Chester County IDA, Archdiocese Philadelphia,
                    Rev., FRDO, 1.00%, 03/01/04                                                      8,750
          8,300   Clarion County IDA, Energy Development, Piney
                    Creek Project, Rev., FRDO, 0.96%, 03/01/04                                       8,300
          7,385   Delaware Valley Regioinal Financial Authority, Local
                    Government, FLOATS, Ser. PT-1878, Rev., FRDO,
                    AMBAC, 0.96%, 03/02/04                                                           7,385
         12,495   Delaware Valley Regional Financial Authority, Local
                    Government, FLOATS, Ser. PA-1028, Rev.,
                    FRDO, 0.99%, 03/04/04                                                           12,495
         26,995   Delaware Valley Regional Financial Authority, Local
                    Government, FLOATS, Ser. PA-1041, Rev.,
                    FRDO, 0.99%, 03/03/04                                                           26,995
         13,815   Delaware Valley Regional Financial Authority, Local
                    Government, FLOATS, Ser. PT-749, Rev.,
                    FRDO, 0.99%, 03/02/04                                                           13,815
          5,000   Delaware Valley Regional Financial Authority, Local
                    Government, Ser. A, Rev., FRDO, 0.95%, 03/03/04                                  5,000
          2,700   Delaware Valley Regional Financial Authority, Local
                    Government, Ser. A, Rev., FRDO, 0.95%, 03/03/04                                  2,700
          6,400   Delaware Valley Regional Financial Authority, Local
                    Government, Ser. A, Rev., FRDO, 0.95%, 03/04/04                                  6,400
            700   Delaware Valley Regional Financial Authority, Local
                    Government, Ser. B, Rev., FRDO, 0.95%, 03/06/04                                    700
         14,400   Delaware Valley Regional Financial Authority, Local
                    Government, Ser. D, Rev., FRDO, 0.95%, 03/06/04                                 14,400
          5,900   Eagle Tax Exempt Trust, Weekly Option Mode,
                    Class A, FRDO, #, 1.00%, 03/03/04                                                5,900
         11,600   Emmaus General Authority, Pennsylvania Loan
                    Project, Ser. A, Rev., FRDO, FSA, 0.96%, 03/04/04                               11,600
         35,000   Emmaus General Authority, Rev., FRDO,
                    FSA, (p), 0.96%, 03/06/04                                                       35,000
          5,000   Harrisburg Authority, Water, Ser. A, Rev., FRDO,
                    FGIC, 1.00%, 03/04/04                                                            5,000
          3,020   Mercer County IDA, Economic Development, Solar
                    Atmospheres Western Pennsylvania, Rev.,
                    FRDO, 0.94%, 03/01/04                                                            3,020
         10,000   Montgomery County Redevelopment Authority,
                    Multi-Family Housing, Kingswood Apartments
                    Project, Ser. A, Rev., FRDO, 0.90%, 03/01/04                                    10,000
         13,330   North Penn Water Authority, Municipal Securities
                    Trust Receipts, Ser. SGA-30, Rev., FRDO,
                    FGIC, 0.98%, 03/06/04                                                           13,330
          7,600   Pennsylvania Convention Center Authority,
                    FLOATS, Ser. PT-1224, Rev., FRDO,
                    FGIC, 0.96%, 03/03/04                                                            7,600

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  PENNSYLVANIA -- CONTINUED
$         4,410   Pennsylvania Energy Development Authority, B&W
                    Ebensburg Project, Rev., FRDO, 0.96%, 03/04/04                         $         4,410
          5,600   Pennsylvania Higher Education Assistance Agency,
                    Student Loan, Ser. A, Rev., FRDO,
                    AMBAC, 1.00%, 03/06/04                                                           5,600
         10,000   Pennsylvania Higher Education Assistance Agency,
                    Student Loan, Ser. C, Rev., FRDO,
                    AMBAC, 1.00%, 03/06/04                                                          10,000
          9,630   Pennsylvania Intergovernmental Cooperative
                    Authority, Floating Rate Receipts, Ser. SG-67, Rev.,
                    FRDO, FGIC, 0.96%, 03/07/04                                                      9,630
         35,100   Pennsylvania State Higher Education Assistance
                    Agency, Student Loan, Ser. A, Rev., FRDO,
                    AMBAC, 1.00%, 03/03/04                                                          35,100
         12,300   Pennsylvania Turnpike Commission, Ser. A-3, Rev.,
                    FRDO, 0.95%, 03/04/04                                                           12,300
          8,100   Pennsylvania Turnpike Commission, Ser. B, Rev.,
                    FRDO, 0.95%, 03/02/04                                                            8,100
            340   Philadelphia, Pennsylvania, Gas Works, FLOATS,
                    Ser. PA-1144, Rev., FRDO, FSA, 0.96%, 03/05/04                                     340
         20,000   Philadelphia, Pennsylvania, GO,
                    TRAN, 2.00%, 06/30/04                                                           20,065
          2,995   Philadelphia, Pennsylvania, Water & Wastewater
                    Systems, Floating Rate Receipts, Ser. SG-158, Rev.,
                    FRDO, FGIC, 0.96%, 03/04/04                                                      2,995
          6,170   Philadelphia, Pennsylvania, Water & Wastewater
                    Systems, Floating Rate Trust Receipts, Ser. L-16,
                    Regulation D, Rev., FRDO, FGIC, 1.01%, 03/07/04                                  6,170
         10,905   Pittsburgh, Pennsylvania, Floating Rate Receipts,
                    Ser. SG-71, 0.96%, 03/07/04                                                     10,905
         19,800   Sayre Health Care Facilities Authority, VHR
                    Pennsylvania Capital Financing Project, Ser. K,
                    Rev., FRDO, AMBAC, 0.95%, 03/07/04                                              19,800
         10,000   Sayre Health Care Facilities Authority, VHR
                    Pennsylvania Capital Financing Project, Ser. M,
                    Rev., FRDO, AMBAC, 0.96%, 03/02/04                                              10,000
         10,000   Southcentral General Authority, Rev., FRDO,
                    AMBAC, 1.00%, 03/01/04                                                          10,000
         11,500   Temple University of the Commonwealth System,
                    Higher Education, Rev., 1.20%, 05/04/04                                         11,500
          7,500   University of Pittsburgh, Commonwealth System of
                    Higher Education, University Capital Project,
                    Ser B., Rev., FRDO, 0.93%, 03/02/04                                              7,500
          7,500   University of Pittsburgh, Commonwealth System of
                    Higher Education, University Capital Project,
                    Ser B., Rev., FRDO, 0.93%, 03/02/04                                              7,500
                                                                                           ---------------
                                                                                                   425,400

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  PUERTO RICO -- 0.8%
$        20,000   Puerto Rico Commonwealth, 0.99%, 06/21/04                                $        20,000
         11,808   Puerto Rico Commonwealth, 1.03%, 03/23/04                                         11,808
         14,000   Puerto Rico Commonwealth, 1.05%, 04/12/04                                         14,000
          7,995   Puerto Rico Commonwealth, FLOATER, Ser. 838,
                    GO, FRDO, MBIA, 1.05%, 03/04/04                                                  7,995
          3,315   Puerto Rico Commonwealth, FLOATS, Ser. PA-625,
                    GO, FRDO, AMBAC, 0.93%, 03/04/04                                                 3,315
            800   Puerto Rico Commonwealth, FLOATS,
                    Ser. PT-1226, 0.93%, 03/06/04                                                      800
          5,000   Puerto Rico Commonwealth, Rev.,
                    TRAN, 2.00%, 07/30/04                                                            5,020
          1,700   Puerto Rico Commonwealth, Ser. 2001-2, GO,
                    FRDO, FSA, 0.94%, 03/02/04                                                       1,700
            650   Puerto Rico Commonwealth, Trust Receipts, Ser. 3,
                    Class F, GO, FRDO, MBIA, 0.94%, 03/04/04                                           650
          4,900   Puerto Rico Government Development Bank, Rev.,
                    FRDO, MBIA, 0.89%, 03/03/04                                                      4,900
          4,229   Puerto Rico Highway & Transportation Authority,
                    FLOATS, Ser. 815-D, Rev., FRDO,
                    MBIA, 0.97%, 03/02/04                                                            4,229
            105   Puerto Rico Highway & Transportation Authority,
                    FLOATS, Ser. 816, Rev., FRDO,
                    MBIA, 0.97%, 03/02/04                                                              105
            600   Puerto Rico Highway & Transportation Authority,
                    FLOATS, Ser. PA-472, Rev., FRDO,
                    FSA, 0.93%, 03/04/04                                                               600
         14,000   Puerto Rico Highway & Transportation Authority,
                    FLOATS, Ser. PT-776, Rev., FRDO,
                    FGIC, 1.13%, 03/02/04                                                           14,000
          1,330   Puerto Rico Highway & Transportation Authority,
                    Trust Receipts, Ser. B, Class F, Rev., FRDO,
                    MBIA, 0.94%, 03/04/04                                                            1,330
          9,501   Puerto Rico, Government Development Bond,
                    1.05%, 03/04/04                                                                  9,501
                                                                                           ---------------
                                                                                                    99,953

                  RHODE ISLAND -- 1.4%
         25,000   East Providence, Rhode Island, GO,
                    TAN, 2.00%, 07/15/04                                                            25,074
          5,885   Rhode Island Clean Water Finance Agency, PCR,
                    FLOATS, Ser. PT-1535, Rev., FRDO, 0.99%, 03/02/04                                5,885
          8,000   Rhode Island Health & Educational Building Corp.,
                    Higher Education Facilities, Brown University, Ser. B,
                    Rev., FRDO, 0.90%, 03/01/04                                                      8,000
         34,200   Rhode Island Health & Educational Building Corp.,
                    Hospital Financing Care New England, Ser. A, Rev.,
                    FRDO, 1.00%, 03/01/04                                                           34,200
          4,700   Rhode Island Health & Educational Building Corp.,
                    Moses Brown School Issue, Rev., FRDO,
                    MBIA, 1.00%, 03/01/04                                                            4,700

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  RHODE ISLAND -- CONTINUED
$        15,000   Rhode Island Health & Educational Building Corp.,
                    St. George's School, Rev., FRDO, 0.95%, 03/01/04                       $        15,000
         15,290   Rhode Island Housing & Mortgage Finance Corp.,
                    Home Ownership Opportunity Notes,
                    Ser. 38-B, Rev., 5.00%, 09/01/04                                                15,592
          6,200   Rhode Island Industrial Facilities Corp., Marine
                    Terminal, Exxon-Mobil Project, Rev.,
                    FRDO, 0.88%, 03/01/04                                                            6,200
         20,220   Rhode Island State & Providence Plantations,
                    Consolidated Capital Development Loan,
                    Ser. B, GO, FRDO, 0.95%, 03/02/04                                               20,220
         30,000   Rhode Island State & Providence Plantations, GO,
                    TAN, 2.00%, 06/30/04                                                            30,093
          8,450   Rhode Island State, COP, FLOATS, Ser. PT-1589,
                    FRDO, MBIA, 0.99%, 03/02/04                                                      8,450
                                                                                           ---------------
                                                                                                   173,414

                  SOUTH CAROLINA -- 1.0%
         11,000   Charleston, South Carolina, Waterworks & Sewer,
                    Refinancing & Capital Improvement, Ser. A, Rev.,
                    FRDO, 0.97%, 03/01/04                                                           11,000
          3,000   Cherokee County, IDB, Oshkosh Truck Project,
                    Rev., FRDO, 1.10%, 03/05/04                                                      3,000
          7,480   Darlington County, PCR, Floating Rate Receipts,
                    Ser. L-36, Rev., FRDO, AMBAC, 1.01%, 03/04/04                                    7,480
          2,150   Florence County, Solid Waste Disposal & Wastewater
                    Treatment, Roche Carolina, Inc., Rev.,
                    FRDO, 1.03%, 03/01/04                                                            2,150
          7,475   North Charleston, South Carolina, Tax Increment,
                    Noisette Community Redevelopment Project, Rev.,
                    FRDO, 1.00%, 03/03/04                                                            7,475
          1,700   South Carolina Jobs & Economic Development
                    Authority, Concept Packaging Group Project, Rev.,
                    FRDO, 1.10%, 03/05/04                                                            1,700
         28,900   South Carolina Jobs & Economic Development
                    Authority, FLOATS, Ser. PT- 499, Rev.,
                    FRDO, 1.14%, 03/04/04                                                           28,900
          3,155   South Carolina Jobs & Economic Development
                    Authority, South Carolina Catholic Diocese Project,
                    Rev., FRDO, 1.00%, 03/04/04                                                      3,155
          4,600   South Carolina Jobs & Economic Development
                    Authority, Specialty Minerals Project, Rev.,
                    FRDO, 1.05%, 03/01/04                                                            4,600
          3,450   South Carolina Jobs & Economic Development
                    Authority, Valley Proteins, Inc. Project, Rev.,
                    FRDO, 1.06%, 03/06/04                                                            3,450
          6,175   South Carolina Jobs-Economic Development
                    Authority, Thompson Steel Co., Inc. Project, Rev.,
                    FRDO, 1.00%, 03/01/04                                                            6,175

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  SOUTH CAROLINA -- CONTINUED
$         5,295   South Carolina State Public Service Authority,
                    FLOATS, Ser. PT-1525, Rev., FRDO,
                    FSA, 0.99%, 03/03/04                                                   $         5,295
          6,000   South Carolina State, FLOATS, Ser. PT-1225,
                    FRDO, 0.96%, 03/06/04                                                            6,000
          3,030   South Carolina State, FLOATS, Ser. PT-423,
                    0.99%, 03/02/04                                                                  3,030
         17,135   South Carolina Transportation Infrastructure Bank,
                    FLOATERS, Ser. 892, Rev., FRDO,
                    AMBAC, 0.99%, 04/01/04                                                          17,135
          8,085   University of South Carolina, Athletic Facilities,
                    Ser. B, Rev., BAN, 2.00%, 03/19/04                                               8,088
                                                                                           ---------------
                                                                                                   118,633

                  SOUTH DAKOTA -- 0.2%
          4,710   South Dakota Economic Development Finance
                    Authority, Hastings Filters, Inc. Project, Rev.,
                    FRDO, 1.05%, 03/01/04                                                            4,710
          5,000   South Dakota Housing Development Authority,
                    Home Ownership Mortgage, Ser. F, Rev.,
                    FRDO, 0.97%, 03/06/04                                                            5,000
         10,000   South Dakota Housing Development Authority,
                    Home Ownership Mortgage, Ser. I, Rev.,
                    FRDO, 0.97%, 05/01/04                                                           10,000
                                                                                           ---------------
                                                                                                    19,710

                  TENNESSEE -- 2.8%
          5,000   ABN-AMRO Munitops Certificate Trust, Ser.
                    2002-25, GO, FRDO, MBIA, 1.02%, 04/01/04                                         5,000
          2,300   Blount County Public Building Authority, Local
                    Government Public Improvement, Ser. A-1-D, Rev.,
                    FRDO, AMBAC, 0.99%, 03/01/04                                                     2,300
          4,000   Blount County Public Building Authority, Local
                    Government Public Improvement, Ser. A-1-E, Rev.,
                    FRDO, AMBAC, 0.99%, 03/01/04                                                     4,000
          3,195   Blount County Public Building Authority, Local
                    Government Public Improvement, Ser. A-1-F, Rev.,
                    FRDO, AMBAC, 0.99%, 03/01/04                                                     3,195
          8,000   Blount County Public Building Authority, Local
                    Government Public Improvement, Ser. A-2-E, Rev.,
                    FRDO, AMBAC, 0.99%, 03/01/04                                                     8,000
          3,740   Blount County Public Building Authority, Local
                    Government Public Improvement, Ser. A-2-F, Rev.,
                    FRDO, AMBAC, 0.99%, 03/01/04                                                     3,740
          3,000   Blount County Public Building Authority, Local
                    Government Public Improvement, Ser. A-2-H, Rev.,
                    FRDO, AMBAC, 0.99%, 03/01/04                                                     3,000
          4,200   Blount County Public Building Authority, Local
                    Government Public Improvement, Ser. A-2C, Rev.,
                    FRDO, AMBAC, 0.99%, 03/01/04                                                     4,200

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  TENNESSEE -- CONTINUED
$        18,600   Blount County Public Building Authority, Local
                    Government Public Improvement, Ser. A-3-A, Rev.,
                    FRDO, AMBAC, 0.99%, 03/01/04                                           $        18,600
         31,665   Blount County Public Building Authority, Local
                    Government Public Improvement, Ser. A-4-A, Rev.,
                    FRDO, 0.98%, 03/01/04                                                           31,665
         30,450   Bristol Health & Educational Facilities Board,
                    Floating Trust, Ser. 2003-L42J, Regulation D, Rev.,
                    FRDO, FGIC, 1.01%, 03/01/04                                                     30,450
          4,775   Clarksville Public Building Authority, Pooled
                    Financing, Tennessee Municipal Bond Fund, Rev.,
                    FRDO, 0.95%, 03/01/04                                                            4,775
         33,350   Clarksville Public Building Authority, Pooled
                    Financing, Tennessee Municipal Bond Fund, Rev.,
                    FRDO, 0.95%, 03/04/04                                                           33,350
         12,700   Clarksville Public Building Authority, Pooled
                    Financing, Tennessee Municipal Bond Fund, Rev.,
                    FRDO, 1.00%, 03/01/04                                                           12,700
          3,000   Jackson IDB, Solid Waste Disposal, Florida
                    Steel Corp. Project, Rev., FRDO, 1.05%, 03/03/04                                 3,000
         19,450   Knox County Health Educational & Housing
                    Facilities Board, Volunteer Student Housing Project,
                    Rev., FRDO, 0.96%, 03/02/04                                                     19,450
            100   Knoxville Utilities Board, Wastewater Systems,
                    Rev., FRDO, FSA, 0.97%, 03/01/04                                                   100
          4,590   Knoxville, Tennessee, Utilities Board, Gas Systems,
                    Rev., FRDO, 0.97%, 03/01/04                                                      4,590
         20,000   Metropolitan Government Nashville & Davidson
                    County Health & Educational Facility Board,
                    Ascension Health Credit, Ser. B-2, Rev.,
                    FRDO, 1.20%, 05/01/04                                                           20,000
         13,800   Metropolitan Government Nashville & Davidson
                    County Health & Educational Facility Board,
                    Belmont University Project, Rev.,
                    FRDO, 0.94%, 03/03/04                                                           13,800
          2,500   Metropolitan Government Nashville & Davidson
                    County IDB, Country Music Hall of Fame, Rev.,
                    FRDO, 0.95%, 03/02/04                                                            2,500
          3,345   Metropolitan Government Nashville & Davidson
                    County IDB, L&S LLC Project, Rev.,
                    FRDO, 1.05%, 03/02/04                                                            3,345
          2,475   Metropolitan Government Nashville & Davidson
                    County, Energy, FLOATS, Ser. PT-1526, Rev.,
                    FRDO, AMBAC, 0.99%, 03/02/04                                                     2,475
          6,995   Metropolitan Government Nashville & Davidson
                    County, FLOATS, Ser. PT-394, GO,
                    FRDO, 1.00%, 03/02/04                                                            6,995

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  TENNESSEE -- CONTINUED
$         7,000   Metropolitan Government Nashville & Davidson
                    County, Health & Educational Facility Board,
                    Ascension Health Credit, Ser. B-1, Rev.,
                    FRDO, 1.00%, 06/30/04                                                  $         7,000
          4,900   Montgomery County Public Building Authority,
                    Pooled Financing, Montgomery County Loan Pool,
                    Rev., FRDO, 0.95%, 03/05/04                                                      4,900
          1,255   Montgomery County Public Building Authority,
                    Pooled Financing, Tennesse County Loan Pool, Rev.,
                    FRDO, 1.00%, 03/01/04                                                            1,255
          1,500   Sevier County Public Building Authority, Local
                    Government Public Improvement, Ser. II-A-1, Rev.,
                    FRDO, AMBAC, 0.95%, 03/02/04                                                     1,500
          2,500   Sevier County Public Building Authority, Local
                    Government Public Improvement, Ser. II-A-2, Rev.,
                    FRDO, AMBAC, 0.95%, 03/02/04                                                     2,500
          6,000   Sevier County Public Building Authority, Local
                    Government Public Improvement, Ser. II-C-2, Rev.,
                    FRDO, AMBAC, 0.95%, 03/03/04                                                     6,000
          1,005   Sevier County Public Building Authority, Local
                    Government Public Improvement, Ser. II-D-3, Rev.,
                    FRDO, AMBAC, 0.95%, 03/07/04                                                     1,005
          3,200   Sevier County Public Building Authority, Local
                    Government Public Improvement, Ser. III-B-3, Rev.,
                    FRDO, AMBAC, 0.95%, 03/02/04                                                     3,200
          6,800   Sevier County Public Building Authority, Local
                    Government Public Improvement, Ser. III-C-5, Rev.,
                    FRDO, AMBAC, 0.95%, 03/02/04                                                     6,800
          1,600   Sevier County Public Building Authority, Local
                    Government Public Improvement, Ser. III-D-3, Rev.,
                    FRDO, AMBAC, 0.95%, 03/01/04                                                     1,600
          2,500   Sevier County Public Building Authority, Local
                    Government Public Improvement, Ser. III-E-3, Rev.,
                    FRDO, AMBAC, 0.95%, 03/03/04                                                     2,500
         30,000   Shelby County, 0.97%, 03/15/04                                                    30,000
          7,000   Shelby County, 0.97%, 03/18/04                                                     7,000
         20,000   Shelby County, 0.97%, 03/25/04                                                    20,000
          5,155   Shelby County Health, Educational & Housing
                    Facilities Board, Rhodes College, Rev.,
                    FRDO, 0.95%, 03/01/04                                                            5,155
            500   South Pittsburg IDB, Lodge Manufacturing Co.
                    Project, Rev., FRDO, 1.05%, 03/03/04                                               500
                                                                                           ---------------
                                                                                                   342,145

                  TEXAS -- 12.7%
         31,495   ABN AMRO Munitops Certificate Trust, Ser. 1999-6,
                    FRDO, #, 1.02%, 03/02/04                                                        31,495
         10,000   ABN AMRO Munitops Certificate Trust, Ser. 1999-9,
                    FRDO, #, 1.02%, 03/03/04                                                        10,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  TEXAS -- CONTINUED
$        13,280   ABN AMRO Munitops Certificate Trust, Ser.
                    2000-10, FRDO, MBIA, 1.02%, 03/03/04                                   $        13,280
         14,990   ABN AMRO Munitops Certificate Trust, Ser.
                    2000-11, FRDO, 1.08%, 03/03/04                                                  14,990
         16,685   ABN AMRO Munitops Certificate Trust, Ser.
                    2000-13, Class C, FRDO, 1.02%, 03/03/04                                         16,685
          8,000   ABN AMRO Munitops Certificate Trust, Ser.
                    2001-26, GO, FRDO, 1.02%, 03/03/04                                               8,000
          5,500   ABN AMRO Munitops Certificate Trust, Ser.
                    2002-16, GO, FRDO, 1.02%, 03/06/04                                               5,500
         35,800   Aldine Independent School District, School Buildings,
                    GO, FRDO, 1.00%, 04/17/04                                                       35,800
          2,900   Angelina & Neches River Authority, IDB, Solid
                    Waste, Ser. 1984-D, Rev., FRDO, 0.99%, 03/01/04                                  2,900
            135   Austin Higher Education Authority, Concordia
                    University at Austin, Rev., FRDO, 1.00%, 03/01/04                                  135
          5,000   Austin, Texas, Electric Utilities System, Ser. 2003-0032,
                    Class A, Rev., FRDO, MBIA, 1.00%, 03/06/04                                       5,000
          9,230   Austin, Texas, Ser. A-26, Rev., FRDO,
                    MBIA, 1.30%, 05/15/04                                                            9,230
            995   Bexar County Health Facilities Development Corp.,
                    FLOATS, Ser. PT-444, Rev., FRDO, 0.99%, 03/03/04                                   995
          9,100   Bexar County Housing Finance Authority,
                    Multi-Family Housing, Altamonte Apartment
                    Projects, Rev., FRDO, 0.95%, 03/01/04                                            9,100
         11,375   Bexar County Housing Finance Authority,
                    Multi-Family Housing, Fountainhead Apartments,
                    Rev., FRDO, 0.95%, 03/05/04                                                     11,375
          6,610   Brazos River Authority, FLOATS, Ser. PT-679,
                    Rev., FRDO, MBIA, 0.99%, 03/02/04                                                6,610
          4,600   Brazos River Authority, PCR, Ser. D-1, Rev.,
                    FRDO, 1.06%, 03/01/04                                                            4,600
          4,200   Brazos River Habor Navigation District, Brazoria
                    County Environmental, Merey Sweeny LP Project,
                    Ser. A, Rev., FRDO, 1.03%, 03/01/04                                              4,200
         20,200   Brownsville, Texas, Utilities Systems, Sub Lien,
                    Ser. B, Rev., FRDO, MBIA, 0.95%, 03/01/04                                       20,200
          8,719   Collin County Housing Finance Corp., Multi-Family
                    Housing, Preston Bend Apartments Project, Rev.,
                    FRDO, 0.95%, 03/04/04                                                            8,719
          5,000   Dallas-Fort Worth International Airport Facilities
                    Improvement Corp., Flight Safety Project, Rev.,
                    FRDO, 1.04%, 03/05/04                                                            5,000
          4,995   Dallas-Fort Worth International Airport Facilities
                    Improvement Corp., FLOATS, Ser. PT-805, Rev.,
                    FRDO, FSA, 1.05%, 03/06/04                                                       4,995
            200   Dallas-Fort Worth Regional Airport, Municipal
                    Securities Trust Receipts, Ser. SGA-49, FRDO,
                    MBIA, 1.02%, 03/01/04                                                              200

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  TEXAS -- CONTINUED
$         5,000   Eagle Tax Exempt Trust, Weekly Option Mode,
                    Class A, #, 1.00%, 03/03/04                                            $         5,000
         10,475   Eagle Tax Exempt Trust, Weekly Option Mode,
                    Round Rock, Texas, COP, Ser. 2001-4304,
                    Class A, 1.00%, 03/05/04                                                        10,475
          2,420   Eagle Tax Exempt Trust, Weekly Option Mode,
                    Ser. 3C-7, Class A, FRDO, #, 1.01%, 03/02/04                                     2,420
          3,910   Eagle Tax Exempt Trust, Weekly Option Mode,
                    Ser. 99-4302, FRDO, #, 1.01%, 03/01/04                                           3,910
         10,000   Garland, Texas, 1.00%, 10/12/04                                                   10,000
          5,000   Greater East Texas Higher Education Authority,
                    Ser. B, Rev., FRDO, 1.00%, 03/02/04                                              5,000
         25,000   Greater Texas Student Loan Corp., Ser. A, Rev.,
                    FRDO, 1.00%, 03/04/04                                                           25,000
         26,500   Greater Texas Student Loan Corp., Ser. A, Rev.,
                    FRDO, 1.00%, 03/06/04                                                           26,500
          4,000   Gulf Coast IDA, Tax Exempt Facilties, BP Global
                    Power Corp. Project, Rev., FRDO, 1.03%, 03/01/04                                 4,000
          4,500   Gulf Coast Waste Disposal Authority, Amoco
                    Oil Co. Project, Rev., FRDO, 1.03%, 03/01/04                                     4,500
          3,100   Gulf Coast Waste Disposal Authority,
                    Environmental Facilities, BP Amoco Chemicals
                    Project, Ser. B, Rev., FRDO, 1.03%, 03/01/04                                     3,100
          7,050   Gulf Coast Waste Disposal Authority,
                    Environmental Facilities, Exxon-Mobil Project,
                    Ser. A, Rev., FRDO, 0.93%, 03/01/04                                              7,050
          4,600   Gulf Coast Waste Disposal Authority, Environmental
                    Facilities, ExxonMobil Project, Ser. B, Rev.,
                    FRDO, 0.93%, 03/01/04                                                            4,600
          5,200   Gulf Coast Waste Disposal Authority, PCR, Exxon
                    Project, Rev., FRDO, 0.90%, 03/01/04                                             5,200
          5,700   Gulf Coast Waste Disposal Authority, PCR, Exxon
                    Project, Rev., FRDO, 0.90%, 03/01/04                                             5,700
          5,000   Harlandale Independent School District, Municipal
                    Securities Trust Receipts, Ser. SGA-100, GO,
                    FRDO, 0.98%, 03/05/04                                                            5,000
         29,850   Harris County, 0.98%, 05/12/04                                                    29,850
          9,525   Harris County Health Facilities Development
                    Authority, FLOATS, Ser. PT-1665, Rev.,
                    FRDO, (p), 0.99%, 03/02/04                                                       9,525
          7,205   Harris County, Ser. RR-II-R-1029, Rev., FRDO,
                    FSA, 1.00%, 03/05/04                                                             7,205
          6,400   Hays Memorial Health Facilities Development
                    Corp., Central Texas Medical Center Project,
                    Ser. A, Rev., FRDO, 0.95%, 03/06/04                                              6,400
         29,245   Houston Higher Education Finance Corp.,
                    Floating Rate Receipts, Ser. SG-139, Rev.,
                    FRDO, 0.99%, 03/03/04                                                           29,245

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  TEXAS -- CONTINUED
$         1,515   Houston Housing Finance Corp., Single Family
                    Mortgage, FLOATS, Ser. PT-1, Rev., FRDO,
                    FSA, 0.99%, 03/04/04                                                   $         1,515
         13,300   Houston Housing Finance Corp., Single Family
                    Mortgage, Ser. B, Rev., 1.18%, 06/01/04                                         13,300
         26,000   Houston Water, 0.98%, 05/17/04                                                    26,000
         30,000   Houston Water & Sewer, 1.00%, 06/08/04                                            30,000
         17,500   Houston, Texas, Airport Systems, Floating Rate
                    Receipts, Ser. SG-149, Rev., FRDO,
                    FSA, 1.01%, 03/07/04                                                            17,500
         18,325   Houston, Texas, Floating Rate Certificates, COP,
                    Ser. 523, FRDO, MBIA, 0.99%, 03/04/04                                           18,325
          4,335   Houston, Texas, FLOATS, Ser. PT-781, GO, FRDO,
                    FSA, 0.99%, 03/01/04                                                             4,335
          3,000   Houston, Texas, Rev., FRDO, 1.01%, 03/06/04                                        3,000
          9,765   Houston, Texas, Ser. 29, GO, FRDO,
                    MBIA, 0.99%, 03/01/04                                                            9,765
         11,270   Hurst-Euless-Bedford Independent School District,
                    Floating Rate Receipts, Ser. SG-98, GO,
                    FRDO, 0.99%, 03/05/04                                                           11,270
          6,500   Keller Independent School District, Municipal
                    Securities Trust Receipts, Ser. SGA-111, GO,
                    FRDO, 1.00%, 03/01/04                                                            6,500
         14,285   Keller Independent School District, Municipal Trust
                    Certificates, Ser. 30, Class A, FRDO, 1.09%, 03/03/04                           14,285
         19,425   Lower Colorado River Authority, FLOATS, Ser. PA-590,
                    Rev., FRDO, FSA, 0.99%, 03/01/04                                                19,425
          9,865   Lower Colorado River Authority, Transmission
                    Contract, Ser. 51, Rev., FRDO, FSA, 0.99%, 05/15/04                              9,865
          5,800   Lower Neches Valley Authority Industrial
                    Development Corp., Exempt Facilities, ExxonMobil
                    Project, Ser. A, Rev., FRDO, 0.88%, 03/01/04                                     5,800
          3,400   Lower Neches Valley Authority Industrial
                    Development Corp., Onyx Environmental Services,
                    Rev., FRDO, 1.05%, 03/01/04                                                      3,400
          5,455   Mansfield Independent School District, Municipal
                    Securities Trust Receipts, Ser. SGA-129, GO,
                    FRDO, 0.98%, 03/04/04                                                            5,455
          5,290   Mission Consolidated Independent School District,
                    Municipal Securities Trust Receipts, Ser. SGA-105,
                    GO, FRDO, 0.98%, 03/05/04                                                        5,290
          2,100   Montgomery County IDA, IDR, IDB, Medical
                    Manufacturers Partners Project, Rev.,
                    FRDO, 1.15%, 03/07/04                                                            2,100
         17,050   New Caney Independent School District, Floating
                    Rate Certificates, Ser. SG-142, GO,
                    FRDO, 0.99%, 03/04/04                                                           17,050
          7,885   North Central Texas Health Facility
                    Development Corp., FLOATS,
                    Ser. PT-1411, Rev., FRDO,
                    AMBAC, 0.99%, 03/04/04                                                           7,885

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  TEXAS -- CONTINUED
$        20,000   North East Independent School District, Floating
                    Rate Certificates, Ser. SG-143, GO,
                    FRDO, 0.99%, 03/04/04                                                  $        20,000
          5,815   North Texas Higher Education Authority, Student
                    Loan, Rev., FRDO, 1.00%, 03/01/04                                                5,815
          7,600   North Texas Higher Education Authority, Student
                    Loan, Ser. A, Rev., FRDO, 1.00%, 03/04/04                                        7,600
          1,400   North Texas Higher Education Authority, Student
                    Loan, Ser. F, Rev., FRDO, AMBAC, 1.00%, 03/01/04                                 1,400
         20,000   North Texas Tollway Authority, Floating Rate
                    Receipts, Ser. SG-168, Rev., FRDO,
                    AMBAC, 0.99%, 03/04/04                                                          20,000
          4,000   Pasadena Independent School District, Ser. A, GO,
                    FRDO, 1.35%, 02/15/05                                                            4,000
         11,735   Pharr San Juan Alamo Independent School District,
                    Municipal Securities Trust Receipts, Ser. SGA-101,
                    GO, FRDO, 0.98%, 03/05/04                                                       11,735
          8,485   Richardson, Texas, Refinancing & Improvement,
                    GO, FRDO, 1.00%, 06/16/04                                                        8,485
          8,170   San Angelo Independent School District, GO,
                    FRDO, 0.95%, 03/04/04                                                            8,170
         10,725   San Antonio, Texas, Electric & Gas, FLOATS,
                    Ser. PT-1498, Rev., FRDO, 1.00%, 03/06/04                                       10,725
         11,190   San Antonio, Texas, Electric & Gas, FLOATS,
                    Ser. SG-101, (p), 0.99%, 03/02/04                                               11,190
          9,540   San Antonio, Texas, Electric & Gas, FLOATS,
                    Ser. SG-105, (p), 0.99%, 03/07/04                                                9,540
         11,000   San Antonio, Texas, Electric & Gas, Junior Lien,
                    Rev., FRDO, 0.99%, 03/01/04                                                     11,000
         10,315   San Antonio, Texas, Electric & Gas, Municipal
                    Securities Trust Receipts, Ser. SGA-48, Rev.,
                    FRDO, #, 0.98%, 03/06/04                                                        10,315
          3,935   San Antonio, Texas, Water, FLOATS, Ser. SG-159,
                    Rev., Adj., FSA, 0.99%, 03/05/04                                                 3,935
         10,430   San Antonio, Texas, Water, Municipal Securities
                    Trust Receipts, Ser. SGA-41, Rev., FRDO,
                    MBIA, 0.98%, 03/01/04                                                           10,430
          5,000   San Antonio, Texas, Water, Municipal Securities
                    Trust Receipts, Ser. SGA-42, Rev., FRDO,
                    MBIA, 0.98%, 03/01/04                                                            5,000
          9,000   Schertz-Seguin Local Government Corp., Texas
                    Contract, Floating Rate Certificates, Ser. SG-151,
                    Rev., FRDO, FSA, 1.04%, 03/01/04                                                 9,000
          3,680   Tarrant County Housing Finance Corp., Multi-Family
                    Housing, Remington Project, Rev.,
                    FRDO, 0.95%, 03/01/04                                                            3,680
          1,425   Tarrant Regional Water District, FLOATS, Ser. PT-1691,
                    Rev., FRDO, FSA, 1.01%, 03/06/04                                                 1,425

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  TEXAS -- CONTINUED
$         9,250   Texas Department of Housing & Community
                    Affairs, Multi-Family Housing, Reading, Rev.,
                    FRDO, 0.99%, 03/01/04                                                  $         9,250
         18,200   Texas State, 1.00%, 06/09/04                                                      18,200
          2,500   Texas State Affordable Housing Corp.,
                    Multi-Family Housing, Ser. 780, Rev.,
                    FRDO, MBIA, 0.99%, 03/06/04                                                      2,500
          1,100   Texas State Department of Housing & Community
                    Affairs, Multi-Family Housing, Timber Point
                    Apartments, Ser. A-1, Rev., FRDO, 0.99%, 03/01/04                                1,100
          7,685   Texas State Housing, 1.00%, 05/03/04                                               7,685
          3,000   Texas State Turnpike Authority, Dallas North
                    Thruway, Floating Rate Receipts,
                    Ser. SG-70, 0.99%, 03/03/04                                                      3,000
          9,970   Texas State, Floating Rate Certificates, Ser. SG-152,
                    GO, FRDO, 1.04%, 03/01/04                                                        9,970
        556,100   Texas State, Rev., TRAN, 2.00%, 08/31/04                                         558,438
          4,010   Texas State, Veteran's Housing Assistance, Ser. A-1,
                    GO, FRDO, 1.04%, 03/02/04 4,010
          5,545   Texas State, Veterans Housing Assistance Fund I,
                    GO, FRDO, 0.91%, 03/03/04 5,545
          5,610   Trinity River Authority, Ser. RR-II-R-2006, Rev.,
                    FRDO, MBIA, 1.00%, 03/05/04                                                      5,610
         25,000   University of Texas, 0.98%, 10/06/04                                              25,000
          9,055   University of Texas, FLOATS, Ser. PA-1194, Rev.,
                    FRDO, 0.96%, 03/07/04                                                            9,055
          5,295   University of Texas, Ser. 2003-19, Rev.,
                    FRDO, 0.96%, 03/07/04                                                            5,295
          6,000   West Harris County Regional Water Authority,
                    Municipal Securities Trust Receipts, Ser. SGA-148,
                    Rev., FRDO, #, MBIA, 0.98%, 03/03/04                                             6,000
          3,600   West Side Calhoun County Naval District, Sewer &
                    Solid Waste Disposal, BP Chemicals, Inc. Project,
                    Rev., FRDO, 1.03%, 03/01/04                                                      3,600
                                                                                           ---------------
                                                                                                 1,518,457

                  UTAH -- 2.2%
            600   Carbon County, PCR, PacifiCorp Project, Rev.,
                    FRDO, AMBAC, 0.98%, 03/01/04                                                       600
         26,100   Intermountain Power Agency, 0.94%, 03/01/04                                       26,100
         51,200   Intermountain Power Agency, 0.95%, 03/01/04                                       51,200
          7,665   Intermountain Power Agency, Power Supply,
                    Municipal Trust Receipts, Ser. SG-6, 0.99%, 03/06/04                             7,665
         14,000   Intermountain Power Agency, 1.00%, 06/08/04                                       14,000
         23,900   Intermountain Power Agency, 1.00%, 06/09/04                                       23,900
          8,000   Murray, Utah, Murray City Hospital, IHC Health
                    Services, Inc., Ser. D, Rev., FRDO, 0.97%, 03/01/04                              8,000
          5,310   Salt Lake City Municipal Building Authority,
                    FLOATS, Ser. PT-1744, Rev., FRDO,
                    AMBAC, 0.99%, 03/02/04                                                           5,310

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  UTAH -- CONTINUED
$         4,000   Salt Lake City, Utah, Rowland Hall St. Marks School
                    Project, Rev., FRDO, 0.95%, 03/03/04                                   $         4,000
          7,645   Salt Lake County, FLOATS, Ser. PT-420, GO,
                    FRDO, 0.99%, 03/05/04                                                            7,645
         28,560   University of Utah, Floating Rate Trust Receipts,
                    Ser. N-15, Regulation D, Rev., FRDO,
                    MBIA, 1.06%, 03/04/04                                                           28,560
         10,000   Utah County, Utah Hospital, IHC Health Services, Inc.,
                    Ser. C, Rev., FRDO, 0.94%, 03/01/04                                             10,000
          6,500   Utah Housing Corp., Single Family Mortgage, Ser. E-2,
                    Class I, Rev., FRDO, 1.10%, 03/16/04                                             6,500
          4,200   Utah Housing Corp., Single Family Mortgage, Ser. F,
                    Class I, Rev., FRDO, 1.18%, 10/23/04                                             4,200
          7,000   Utah Housing Corp., Single-Family Mortgage, Ser. E-1,
                    Class I, Rev., FRDO, 1.01%, 03/03/04                                             7,000
          4,900   Utah Housing Finance Agency, Single Family
                    Mortgage, Ser. C-1, Class I, Rev.,
                    FRDO, 1.01%, 03/02/04                                                            4,900
          6,510   Utah Housing Finance Agency, Single Family
                    Mortgage, Ser. D-1, Rev., FRDO, 1.01%, 03/01/04                                  6,510
          4,105   Utah Housing Finance Agency, Single Family
                    Mortgage, Ser. E-1, Rev., FRDO, 1.01%, 03/01/04                                  4,105
          4,935   Utah Housing Finance Agency, Single Family
                    Mortgage, Ser. F-2, Class I, Rev.,
                    FRDO, 1.01%, 03/01/04                                                            4,935
         11,200   Utah State Board of Regents, Student Loan Weekly
                    Amount, Ser. Q, Rev., FRDO, AMBAC,
                    1.00%, 03/03/04                                                                 11,200
         25,000   Weber County, IHC Health Services, Ser. A, Rev.,
                    FRDO, 0.97%, 03/01/04                                                           25,000
                                                                                           ---------------
                                                                                                   261,330

                  VERMONT -- 0.2%
          5,900   Vermont Educational & Health Buildings Financing
                    Agency, Hospital, VHA New England, Ser. D, Rev.,
                    FRDO, AMBAC, 0.95%, 03/03/04                                                     5,900
          8,300   Vermont Educational & Health Buildings Financing
                    Agency, Hospitals, VHA New England Project,
                    Ser. G, Rev., FRDO, AMBAC, 0.96%, 03/01/04                                       8,300
         10,300   Vermont State, IDA, 1.03%, 04/06/04                                               10,300
          5,000   Vermont Student Assistance Corp., Student Loans,
                    Rev., FRDO, 1.05%, 03/27/04                                                      5,000
                                                                                           ---------------
                                                                                                    29,500

                  VIRGINIA -- 0.7%
          2,280   Alexandria Redevelopment & Housing Authority,
                    Residential Care Facility, Multi-Mode,
                    First Mortgage,Goodwin House, Ser. B, Rev.,
                    FRDO, 0.93%, 03/01/04                                                            2,280
          7,000   Chesapeake Hospital Authority, Hospital Facilities,
                    Chesapeake General Hospital, Ser. A, Rev.
                    FRDO, 1.00%, 03/03/04                                                            7,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  VIRGINIA -- CONTINUED
$         2,000   Harrisonburg Redevelopment & Housing Authority,
                    Multi-Family Housing, Misty Ridge Project, Ser. A,
                    Rev., FRDO, 0.98%, 03/01/04                                            $         2,000
          8,000   James City & County IDA, Multi-Family Housing,
                    Chambrel Project, Rev., FRDO, 0.95%, 03/07/04                                    8,000
         11,530   Roanoke IDA, Carilion Health Systems, Ser. C,
                    Rev., FRDO, 0.93%, 03/01/04                                                     11,530
          7,000   Roanoke IDA, Carilion Health Systems, Ser. D,
                    Rev., FRDO, 0.99%, 03/01/04                                                      7,000
         23,590   Virginia Commonwealth Transportation Board,
                    Floating Rate Receipts, Ser. SG-137, Rev.,
                    FRDO, 1.30%, 03/03/04                                                           23,590
          8,885   Virginia Public School Authority, FLOATS, Ser. PT-431,
                    Rev., FRDO, 0.96%, 03/02/04                                                      8,885
          5,000   Virginia Public School Authority, Ser. RR-II-R-4050,
                    Rev., FRDO, 1.00%, 08/01/04                                                      5,000
          5,415   Virginia Resources Authority, Infrastructure,
                    Ser. RR-II-R-249, Rev., FRDO, 1.01%, 05/01/04                                    5,415
                                                                                           ---------------
                                                                                                    80,700

                  WASHINGTON -- 2.7%
         17,676   ABN AMRO Munitops Certificate Trust, Ser. 1998-16,
                    FRDO, MBIA, 1.02%, 03/02/04                                                     17,676
          5,000   ABN AMRO Munitops Certificate Trust, Ser. 2001-1,
                    GO, FRDO, MBIA, 1.02%, 03/07/04                                                  5,000
          8,980   Broadway Office Properties, FLOATS, Ser. PT-1586,
                    Rev., FRDO, MBIA, 1.20%, 03/07/04                                                8,980
          1,500   Clark County Public Utility District No. 1, Municipal
                    Securities Trust Receipts, Ser. SGA-118, Rev.,
                    FRDO, FSA, 1.00%, 03/01/04                                                       1,500
          6,995   Energy Northwest, Electric, FLOATS, Ser. PT-734,
                    Rev., FRDO, MBIA, 0.99%, 03/02/04                                                6,995
          5,335   King County, Ser. RR-II-R-1028, GO, FRDO,
                    FSA, 1.00%, 03/07/04                                                             5,335
          8,760   King County, Sewer, Ser. 2003-30, Rev., FRDO,
                    FSA, 0.99%, 03/04/04                                                             8,760
          4,430   Port of Seattle, FLOATS, Ser. PT-728, Rev., FRDO,
                    FGIC, 1.04%, 03/02/04                                                            4,430
          5,345   Port of Seattle, Ser. 47, GO, FRDO, 1.04%, 11/01/04                                5,345
          1,130   Seattle Housing Authority, Low Income Housing
                    Assistance, Bayview Manor Project, Ser. B, Rev.,
                    FRDO, 1.00%, 03/03/04                                                            1,130
         19,885   Seattle, Washington, Drain & Wastewater Utilities,
                    Municipal Securities Trust Receipts, Ser. SG-135,
                    Rev., FRDO, MBIA, 0.99%, 03/03/04                                               19,885
         11,945   Seattle, Washington, Municipal Light & Power,
                    FLOATS, Ser. PT-1421, Rev., FRDO,
                    FSA, 0.99%, 03/07/04                                                            11,945
         11,525   Seattle, Washington, Municipal Light & Power,
                    Ser. 2003-36, Rev., FRDO, FSA, 0.99%, 05/01/04                                  11,525

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  WASHINGTON -- CONTINUED
$         4,000   Seattle, Washington, Municipal Securities Trust
                    Receipts, Ser. SGA-142, GO, FRDO, 0.98%, 03/01/04                      $         4,000
          9,200   Seattle, Washington, Water Systems, Rev.,
                    FRDO, 0.85%, 03/01/04                                                            9,200
         16,600   Snohomish County Public Utility District No. 1,
                    Generation Systems, Ser. A, Rev., FRDO,
                    FSA, 0.94%, 03/05/04                                                            16,600
          8,500   Snohomish County Public Utility District No. 1,
                    Municipal Securities Trust Receipts, Ser. SGA-124,
                    Rev., FRDO, FSA, 1.00%, 03/01/04                                                 8,500
         11,335   Tacoma, Washington, Electric Systems, FLOATS,
                    Ser. PT-1404, Rev., FRDO, AMBAC, 0.99%, 03/01/04                                11,335
         23,960   Washington Public Power Supply System, Nuclear
                    Project No. 1, Ser. 1A-2, Rev., FRDO, 0.92%, 03/06/04                           23,960
         18,220   Washington Public Power Supply System, Nuclear
                    Project No. 2, Ser. 31, Rev., FRDO, 0.99%, 03/04/04                             18,220
         15,920   Washington State Higher Education Facilities
                    Authority, Seattle Pacific University Project, Ser. A,
                    Rev., FRDO, 0.95%, 03/01/04                                                     15,920
          2,545   Washington State Housing Finance Commission,
                    Multi-Family Housing, Granite Falls Assisted Project,
                    Ser. A, Rev., FRDO, 0.99%, 03/03/04                                              2,545
          1,030   Washington State Housing Finance Commission,
                    Non-Profit Housing, Golden Sands Project, Rev.,
                    FRDO, 0.98%, 03/01/04                                                            1,030
          4,560   Washington State Housing Finance Commission,
                    Nonprofit Housing, Rockwood Retirement
                    Communities, Rev., FRDO, 1.00%, 03/01/04                                         4,560
          2,515   Washington State Housing Finance Commission,
                    Nonprofit Housing, YMCA Snohomish County
                    Project, Rev., FRDO, 0.98%, 03/01/04                                             2,515
          2,880   Washington State Housing Finance Commission,
                    Spokane Community College Foundation, Ser. A,
                    Rev., FRDO, 0.95%, 03/05/04                                                      2,880
          6,480   Washington State Public Power Supply System
                    Project No. 2, Electric, Ser. 2A-2, Rev., FRDO,
                    MBIA, 0.91%, 03/04/04                                                            6,480
         14,790   Washington State Public Power Supply System,
                    Project No. 2, Electric, Ser. 2A-1, Rev., FRDO,
                    MBIA, 0.91%, 03/03/04                                                           14,790
         15,230   Washington State Public Power Supply System,
                    Project No. 3, Electric, Ser. 3A, Rev., FRDO,
                    MBIA, 0.97%, 03/03/04                                                           15,230
          2,490   Washington State, FLOATS, Ser. PA-1111, GO,
                    FRDO, 1.02%, 03/06/04                                                            2,490
         13,710   Washington State, Rev., FRDO, 1.00%, 03/03/04                                     13,710
          8,110   Washington State, Ser. 2003-27, GO,
                    FRDO, 0.99%, 03/04/04                                                            8,110
         12,920   Washington State, Ser. 43, GO, FRDO,
                    MBIA, 0.99%, 07/01/04                                                           12,920

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  WASHINGTON -- CONTINUED
$        16,400   Washington State, Ser. VR-96A, GO,
                    FRDO, 0.87%, 03/03/04                                                  $        16,400
                                                                                           ---------------
                                                                                                   319,901

                  WEST VIRGINIA -- 0.6%
          3,940   West Virginia Economic Development Authority,
                    IDR, Gemark Services West VA/M & M, Rev.,
                    FRDO, 1.05%, 03/03/04                                                            3,940
          5,765   West Virginia State Building Commission, FLOATS,
                    Ser. PA-520, 1.00%, 03/04/04                                                     5,765
          5,700   West Virginia State Hospital Finance Authority, VHA
                    Mid-Atlantic, Ser. D, Rev., FRDO,
                    AMBAC, 0.95%, 03/02/04                                                           5,700
          5,000   West Virginia State Hospital Finance Authority, VHA
                    Mid-Atlantic, Ser. E, Rev., FRDO,
                    AMBAC, 0.95%, 03/02/04                                                           5,000
          7,100   West Virginia State Hospital Finance Authority,
                    Mid-Atlantic/Capital, Ser. H, Rev., FRDO,
                    AMBAC, 0.96%, 03/04/04                                                           7,100
          4,000   West Virginia State Hospital Finance Authority, VHA
                    Mid-Atlantic, Ser. C, Rev., FRDO,
                    AMBAC, 0.95%, 03/06/04                                                           4,000
         40,800   West Virginia State Parkways Economic
                    Development & Tourism Authority, Rev., FRDO,
                    FGIC, 0.91%, 03/03/04                                                           40,800
                                                                                           ---------------
                                                                                                    72,305

                  WISCONSIN -- 2.2%
          7,025   Dane County, Ser. RR-II-R-2003, GO,
                    FRDO, 1.00%, 03/07/04                                                            7,025
          5,845   Dane County, Ser. RR-II-R-4504, GO,
                    FRDO, 1.00%, 06/01/04                                                            5,845
          1,260   Eagle Tax Exempt Trust, Weekly Option Mode,
                    Ser. 94-4904, FRDO, #, 1.06%, 03/01/04                                           1,260
            345   Wisconsin Housing & Economic Development
                    Authority, Home Ownership, Floating Rate Trust
                    Receipts, Ser. 18, Rev., FRDO, 1.06%, 03/07/04                                     345
          4,000   Wisconsin Housing & Economic Development
                    Authority, Home Ownership, Ser. A, Rev.,
                    FRDO, 1.00%, 03/01/04                                                            4,000
         12,865   Wisconsin Housing & Economic Development
                    Authority, Home Ownership, Ser. C, Rev.,
                    FRDO, 1.00%, 03/01/04                                                           12,865
          7,090   Wisconsin Housing & Economic Development
                    Authority, Home Ownership, Ser. C, Rev.,
                    FRDO, 1.00%, 03/01/04                                                            7,090
          4,720   Wisconsin Housing & Economic Development
                    Authority, Home Ownership, Ser. E, Rev.,
                    FRDO, 0.99%, 03/07/04                                                            4,720

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  WISCONSIN -- CONTINUED
$         3,945   Wisconsin Housing & Economic Development
                    Authority, Ser. D, Rev., FRDO,
                    MBIA, 1.03%, 03/01/04                                                  $         3,945
          3,520   Wisconsin Housing & Economic Development
                    Authority, Ser. E, Rev., FRDO, MBIA, 1.03%, 03/01/04                             3,520
          5,425   Wisconsin Housing & Economic Development
                    Authority, Ser. F, Rev., FRDO, MBIA, 0.99%, 03/01/04                             5,425
          4,320   Wisconsin Housing & Economic Development
                    Authority, Ser. G, Rev., FRDO, MBIA, 1.03%, 03/01/04                             4,320
          5,360   Wisconsin Housing & Economic Development
                    Authority, Ser. I, Rev., FRDO, MBIA, 1.03%, 03/02/04                             5,360
         12,160   Wisconsin Housing & Economic Development
                    Authority, Single-Family Housing, FLOATS,
                    Ser. PT-598, Rev., FRDO, 1.05%, 03/03/04                                        12,160
         11,290   Wisconsin State, 0.94%, 03/01/04                                                  11,290
          7,000   Wisconsin State Health & Educational Facilities
                    Authority, Felican Health Care, Inc., Rev.,
                    FRDO, 0.96%, 03/03/04                                                            7,000
         21,400   Wisconsin State Health & Educational Facilities
                    Authority, Felician Services, Ser. A, Rev., FRDO,
                    AMBAC, 0.96%, 03/04/04                                                          21,400
          8,580   Wisconsin State Health & Educational Facilities
                    Authority, FLOATS, Ser. PT-858, Rev., FRDO,
                    MBIA, 1.30%, 03/07/04                                                            8,580
          5,200   Wisconsin State Health & Educational Facilities
                    Authority, Lakeland College, Rev.,
                    FRDO, 1.00%, 03/01/04                                                            5,200
         10,700   Wisconsin State Health & Educational Facilities
                    Authority, University of Wisconsin Medical
                    Foundation, Rev., FRDO, 0.96%, 03/03/04                                         10,700
         25,000   Wisconsin State Health & Educational Facilities
                    Authority, Wheaton Franciscan Services, Rev.,
                    FRDO, 0.95%, 03/06/04                                                           25,000
         15,300   Wisconsin State Health & Educational Facilities
                    Authority, Wheaton Franciscan Services, Ser. B,
                    Rev., FRDO, 0.95%, 03/03/04                                                     15,300
         80,000   Wisconsin State, Operating Notes, Ser. A,
                    Rev., 2.25%, 06/15/04                                                           80,279
                                                                                           ---------------
                                                                                                   262,629
                  WYOMING -- 1.2%
         30,000   Campbell County, IDR, Two Elk Power Generation
                    Station Project, Rev., FRDO, 1.40%, 12/03/04                                    30,000
            400   Kemmerer, Wyoming, PCR, Exxon Project, Rev.,
                    FRDO, 0.90%, 03/01/04                                                              400
          2,300   Sublette County, PCR, Exxon Project, Rev.,
                    FRDO, 0.95%, 03/01/04                                                            2,300
          3,550   Sublette County, PCR, Exxon Project, Ser. A, Rev.,
                    FRDO, 0.93%, 03/01/04                                                            3,550

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  WYOMING -- CONTINUED
$        12,860   Wyoming Community Development Authority,
                    Housing, FLOATS, Ser. PT-195, Rev., 1.15%, 03/01/04                    $        12,860
          7,900   Wyoming Community Development Authority,
                    Housing, Ser. 7, Rev., FRDO, 1.00%, 03/05/04                                     7,900
          5,000   Wyoming Community Development Authority,
                    Housing, Ser. 8, Rev., FRDO, 1.00%, 03/04/04                                     5,000
          5,215   Wyoming Community Development Authority,
                    Housing, Ser. II-R-141, Rev., FRDO, 1.06%, 03/04/04                              5,215
          5,000   Wyoming Community Development Authority,
                    Ser. 4, Rev., FRDO, 1.00%, 03/02/04                                              5,000
          7,245   Wyoming Community Development Authority,
                    Single Family Mortgage, Ser. A, Rev.,
                    FRDO, 0.96%, 03/03/04                                                            7,245
         36,900   Wyoming Community Development Authority,
                    Single Family Mortgage, Ser. A, Rev.,
                    FRDO, 0.96%, 03/04/04                                                           36,900
         25,000   Wyoming State, Education Fund, Rev.,
                    TRAN, 1.50%, 06/29/04                                                           25,042
          8,000   Wyoming State, Education Fund, Rev.,
                    TRAN, 1.75%, 06/29/04                                                            8,020
                                                                                           ---------------
                                                                                                   149,432
----------------------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                              $    12,063,068
                  (Cost $12,063,068) *
----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND

Portfolio of Investments

As of February 29, 2004 (unaudited)
(Amounts in thousands)

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- 100.0%

                  State and Municipal Obligations -- 100.0%

                  CALIFORNIA -- 87.1%
$         1,500   ABAG Finance Authority for Nonprofit
                    Corporations, Point Loma Nazarene University,
                  Rev., FRDO, 1.00%, 03/01/04                                              $         1,500
          1,500   ABN AMRO Munitops Certificate Trust, Ser. 2003-1,
                    GO, FRDO, AMBAC, 0.97%, 03/05/04                                                 1,500
          3,000   ABN AMRO Munitops Certificate Trust, Ser.
                    2003-11, GO, FRDO, FSA, 1.20%, 06/01/04                                          3,000
          1,100   Alameda County IDA, Scientific Technology Project,
                    Ser. A, Rev., FRDO, 1.05%, 03/02/04                                              1,100
          2,000   Alvord Unified School District, Food Services Bridge
                    Funding Program, COP, FRDO, FSA,
                    0.92%, 03/01/04                                                                  2,000
          1,200   Alvord Unified School District, Food Services Bridge
                    Funding Program, COP, FRDO, FSA,
                    0.92%, 03/01/04                                                                  1,200
          1,000   Anaheim, California, 1993 Projects, COP, FRDO,
                    AMBAC, 0.89%, 03/03/04                                                           1,000
          4,035   Auburn Union School District, COP, FRDO, FSA,
                    0.94%, 03/01/04                                                                  4,035
          1,050   California Communities Housing Finance Agency,
                    Subordinated, Ser. B, Rev., FRDO, 1.00%, 03/03/04                                1,050
            100     California Economic Development Financing
                    Authority, IDR, Standard Abrasives Manufacturing
                    Project, Rev., FRDO, 1.00%, 03/03/04                                               100
          1,000   California Educational Facilities Authority, Loyola
                    Marymount University, Ser. B, Rev., FRDO, MBIA,
                    0.95%, 03/04/04                                                                  1,000
            150   California Educational Facilities Authority, Stanford
                    University, FLOATS, Ser. PA-542, Rev., FRDO,
                    0.96%, 03/03/04                                                                    150
            400   California Educational Facilities Authority, Stanford
                    University, Ser. L-4, Rev., 0.90%, 03/05/04                                        400
            500   California Educational Facilities Authority,
                    University of San Francisco, Rev., FRDO,
                    0.95%, 03/04/04                                                                    500
            100   California Housing Finance Agency, Home
                    Mortgage, Ser. J, Rev., FRDO, MBIA, 1.01%,03/01/04                                 100
          1,000   California Housing Finance Agency, Home
                    Mortgage, Ser. M, Rev., FRDO, 0.97%, 03/01/04                                    1,000
          3,000   California Housing Finance Agency, Home
                    Mortgage, Ser. U, Rev., FRDO, FSA, 1.01%, 03/01/04                               3,000
          1,000   California Housing Finance Agency, Ser. D, Rev.,
                    FRDO, FSA, 0.98%, 03/05/04                                                       1,000
          1,000   California Infrastructure & Economic Development
                    Bank, IDR, Adams Rite Manufacturing Co. Project,
                    Ser. A, Rev., FRDO, 1.00%, 03/01/04                                              1,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  CALIFORNIA -- CONTINUED
$         1,610   California Infrastructure & Economic Development
                    Bank, IDR, Pleasant Mattress, Inc. Project, Ser. A,
                    Rev., FRDO, 1.00%, 03/03/04                                            $         1,610
          1,885   California Infrastructure & Economic Development
                    Bank, IDR, Standard Abrasive Manufacturing
                    Project, Ser. A, Rev., FRDO, 1.00%, 03/01/04                                     1,885
          1,500   California PCFA, PCR, ExxonMobil Project, Rev.,
                    FRDO, 0.83%, 03/01/04                                                            1,500
          1,000   California PCFA, PCR, Sierra Pacific Industries
                    Project, Rev., FRDO, 0.94%, 03/03/04                                             1,000
          2,000   California Salvation Army, 1.02%, 11/17/04                                         2,000
            535   California School Facilities Financing Corp., Capital
                    Improvement Financing Project, COP, Ser. B, FRDO,
                    0.92%, 03/03/04                                                                    535
          1,000   California State Department of Water Resources,
                    Power Supply, EAGLE, Ser. 2002-6017, Class A,
                    Rev., FRDO, AMBAC, 0.97%, 03/04/04                                               1,000
          2,400   California State Department of Water Resources,
                    Power Supply, Ser. B-3, Rev., FRDO,
                    0.97%, 03/01/04                                                                  2,400
            600   California State Department of Water Resources,
                    Power Supply, Ser. B-4, Rev., FRDO,
                    0.97%, 03/01/04                                                                    600
          2,000   California State Department of Water Resources,
                    Power Supply, Ser. B-6, Rev., FRDO,
                    0.98%, 03/01/04                                                                  2,000
          1,100   California State Department of Water Resources,
                    Power Supply, Ser. C-12, Rev., FRDO,
                    0.95%, 03/04/04                                                                  1,100
            700   California State Department of Water Resources,
                    Power Supply, Ser. C-13, Rev., FRDO, FSA,
                    0.93%, 03/04/04                                                                    700
            660   California State Municipal Securities Trust
                    Certificates, Ser. 1998-47, Class A, Rev., FRDO,
                    AMBAC, #, 0.94%, 03/03/04                                                          660
            300   California State, Municipal Securities Trust Receipts,
                    Ser. SGA-40, GO, FRDO, FGIC, 0.94%, 03/01/04                                       300
            300   California State, Municipal Securities Trust Receipts,
                    Ser. SGA-55, GO, FRDO, FGIC, 0.94%, 03/02/04                                       300
         14,000   California State, Ser. A, RAN, 2.00%, 06/16/04                                    14,033
          2,000   California Statewide Communities Development
                    Authority, Cathedral High School Project, Rev.,
                    FRDO, 0.95%, 03/01/04                                                            2,000
          2,000   California Statewide Communities Development
                    Authority, COP, FLOATERS, Ser. 909, FRDO, MBIA,
                    0.99%, 08/15/04                                                                  2,000
            700   California Statewide Communities Development
                    Authority, Kaiser Permanente, Ser. A, Rev., FRDO,
                    1.05%, 03/03/04                                                                    700
          3,000   California Statewide Communities Development
                    Authority, Kaiser Permanente, Ser. A, Rev., FRDO,
                    1.25%, 06/04/04                                                                  3,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  CALIFORNIA -- CONTINUED
$         1,000   California Statewide Communities Development
                    Authority, Kaiser Permanente, Ser. B, Rev., FRDO,
                    1.05%, 03/01/04                                                        $         1,000
          1,400   California Statewide Communities Development
                    Authority, Multi-Family Housing, Arbor Ridge
                    Apartments, Ser. X, Rev., FRDO, 0.95%, 03/04/04                                  1,400
          1,000   California Statewide Communities Development
                    Authority, Multi-Family Housing, Canyon Springs
                    Apartments, Ser. KK, Rev., FRDO, 0.92%, 03/03/04                                 1,000
          2,000   California Statewide Communities Development
                    Authority, Ser. A-1, Rev., TRAN, 2.00%, 06/30/04                                 2,007
          2,200   Charter Mac Floater Certificate Trust I, Ser. CAL-1,
                    MBIA, 1.10%, 03/04/04                                                            2,200
          2,000   Charter Mac Floater Certificate Trust I, Ser. CAL-2,
                    Rev., FRDO, MBIA, 1.10%, 03/01/04                                                2,000
            800   Colton Redevelopment Agency, Multi-Family
                    Housing, 1985 Issue A, Rev., FRDO,
                    0.90%, 03/02/04                                                                    800
             25   East Bay Municipal Utility District, Water Systems,
                    Sub Ser. B, Rev., FRDO, FSA, 0.89%, 03/31/04                                        25
          1,600   Elsinore Valley Municipal Water District, COP, Ser. A,
                    FRDO, FGIC, 0.92%, 03/04/04                                                      1,600
          1,000   Fremont Unified High School District, Santa Clara
                    County, GO, TRAN, 1.50%, 06/30/04                                                1,002
          1,500   Garden Grove, California, Multi-Family Housing,
                    Malabar Apartments, Ser. A, Rev., FRDO,
                    0.92%, 03/04/04                                                                  1,500
          5,368   Glendale, California, Hospital, FLOATS, Ser. 590,
                    Rev., FRDO, MBIA, 0.99%, 03/07/04                                                5,368
          2,000   Hayward, California, Multi-Family Housing,
                    Shorewoood, Ser. A, Rev., FRDO, 0.95%, 03/02/04                                  2,000
          2,000   Huntington Beach Union High School District,
                    School Facilities Bridge Funding Program, COP,
                    FRDO, FSA, 1.05%, 11/01/04                                                       2,000
            100   Irvine Ranch Water District, Consolidated Bonds,
                    Rev., FRDO, 0.98%, 03/01/04                                                        100
          1,150   Irvine Unified School District, Community Facilities
                    District No. 01-1, Special Tax, FRDO,
                    0.98%, 03/01/04                                                                  1,150
            984   Irvine, California, Improvement Bond Act of 1915,
                    Assessment District No. 00-18, Ser. A, Special
                    Assessment, FRDO, 0.98%, 03/01/04                                                  984
             69   Irvine, California, Improvement Bond Act of 1915,
                    Assessment District No. 93-14, Special Assessment,
                    FRDO, 0.97%, 03/01/04                                                               69
          1,100   Kern County, Kern Public Facilities Project, Ser. A,
                    COP, FRDO, 0.92%, 03/03/04                                                       1,100
          3,000   La Quinta Redevelopment Agency, Tax Allocation,
                    Multi-Family Housing, MiraFlores Apartments,
                    Ser. A, Rev., FRDO, 0.93%, 03/01/04                                              3,000
            200   Lodi, California, Electric Systems, COP, Ser. A,
                    FRDO, MBIA, 0.89%, 03/03/04                                                        200

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  CALIFORNIA -- CONTINUED
$         3,900   Los Angeles Community Redevelopment Agency,
                    Multi-Family Housing, Security Building Project, Ser. A,
                    Rev., FRDO, 0.97%, 03/01/04                                            $         3,900
          4,000   Los Angeles County Housing Authority, Multi-Family
                    Housing, Malibu Meadows II, Ser. C, Rev., FRDO,
                    0.90%, 03/05/04                                                                  4,000
            100   Los Angeles County Metropolitan Transportation
                    Authority, Proposition C, Second Ser., Ser. A, Rev.,
                    FRDO, MBIA, 0.92%, 03/03/04                                                        100
            415   Los Angeles County Metropolitan Transportation
                    Authority, Sales Tax, Floating Rate Receipts, Ser.
                    SG-54, 0.96%, 03/03/04                                                             415
          2,000   Los Angeles County, Ser. A, GO, TRAN,
                    2.00%, 06/30/04                                                                  2,006
            500   Los Angeles Department of Water & Power,
                    Waterworks, Sub Ser. B-2, Rev., FRDO,
                    0.98%, 03/01/04                                                                    500
            100   Los Angeles Department of Water & Power,
                    Waterworks, Sub Ser. B-4, Rev., FRDO,
                    0.89%, 03/04/04                                                                    100
            570   Los Angeles Housing Authority, Multi-Family
                    Housing, Ser. A, Rev., FRDO, 0.90%, 03/02/04                                       570
          3,000   Los Angeles Unified School District, FLOATS, Ser.
                    PA-1115, GO, FRDO, FSA, 0.96%, 03/04/04                                          3,000
          1,000   Metropolitan Water District of Southern California,
                    Waterworks, Ser. B-2, Rev., FRDO, 0.87%, 03/03/04                                1,000
            700   Metropolitan Water District of Southern California,
                    Waterworks, Ser. B-3, Rev., FRDO, 0.97%, 03/01/04                                  700
          1,000   Monrovia Unified School District, Municipal
                    Securities Trust Receipts, Ser. SGA-70, GO, FRDO,
                    MBIA, 0.94%, 03/07/04                                                            1,000
          1,900   Newport Beach, California, Hoagan Memorial
                    Hospital, Ser. C, Rev., FRDO, 1.00%, 03/01/04                                    1,900
            500   Oakland, California, Rev., TRAN, 2.00%, 07/29/04                                     502
          3,000   Oceanside, California, Multi-Family Housing,
                    Lakeridge Apartments Project, Rev., FRDO,
                    0.90%, 03/03/04                                                                  3,000
            300   Ontario Redevelopment Agency, Multi-Family
                    Housing, Seasons at Gateway, Sub Ser. B, Rev.,
                    FRDO, 0.95%, 03/04/04                                                              300
            300   Orange County Sanitation District, COP, Ser. A,
                    FRDO, 0.98%, 03/01/04                                                              300
            900   Orange County Sanitation District, COP, Ser. B,
                    FRDO, 0.98%, 03/01/04                                                              900
            949   Orange County, Apartment Development Corp.,
                    Multi-Family Housing, Niguel Summit 2, Ser. B, Rev.,
                    FRDO, 0.90%, 03/06/04                                                              949
          1,000   Orange County, Apartment Development Corp.,
                    Multi-Family Housing, Pointe Niguel Project,
                    Ser. C, Rev., FRDO, 0.90%, 03/02/04                                              1,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  CALIFORNIA -- CONTINUED
$           800   Orange County, Apartment Development Corp.,
                    Wood Canyon Villas, Issue E, Rev., FRDO,
                    0.92%, 03/06/04                                                        $           800
            800     Orange County, Improvement Bond Act of 1915,
                    Assessment District No. 1, Ser. A, Special
                    Assessment, FRDO, 0.98%, 03/01/04                                                  800
          1,920   Pasadena, California, Rose Bowl Improvements
                    Project, COP, FRDO, 0.94%, 03/01/04                                              1,920
          1,500        Petaluma City School District, GO, TRAN,
                    2.00%, 06/30/04                                                                  1,505
          1,000        Pleasant Hill Redevelopment Agency, Multi-Family
                    Housing, Chateau III, Ser. A, Rev., FRDO,
                    1.00%, 03/03/04                                                                  1,000
            700   Riverside County Asset Leasing Corp., Southwest
                    Justice Center, Ser. B, Rev., FRDO, MBIA,
                    0.90%, 03/03/04                                                                    700
          1,200   Riverside Unified School District, School Facility
                    Bridge Program, COP, FRDO, FSA,
                    0.92%, 03/02/04                                                                  1,200
          4,000   Sacramento County Housing Authority, Multi-Family
                    Housing, Ashford, Ser. D, Rev., FRDO,
                    0.90%, 03/03/04                                                                  4,000
            700   San Diego Housing Authority, Multi-Family Housing,
                    Nobel Courts, Ser. L, Rev., FRDO,
                    0.90%, 03/04/04                                                                    700
            370   San Francisco City & County Airports Commission,
                    International Airport, Municipal Securities Trust
                    Receipts, Ser. SG-110, Rev., FRDO, FGIC,
                    1.05%, 03/01/04                                                                    370
          1,000   San Francisco City & County Airports Commission,
                    International Airport, Municipal Securities Trust
                    Receipts, Ser. SGA-50, Rev., FRDO, MBIA,
                    0.97%, 03/06/04                                                                  1,000
            300   San Jacinto Unified School District, School Facilities
                    Bridge Funding Program, COP, FRDO, FSA,
                    0.92%, 03/07/04                                                                    300
            995   San Jose, California, Airport, Ser. II-R-2004, Rev.,
                    FRDO, FSA, 0.97%, 03/06/04                                                         995
            700   San Jose, California, Multi-Family Housing, Villa
                    Monterey Apartments, Ser. F, Rev., FRDO,
                    0.95%, 03/01/04                                                                    700
            500   Santa Ana Housing Authority, Multi-Family Housing,
                    Vintage Apartments, Ser. A, Rev., FRDO,
                    0.95%, 03/05/04                                                                    500
            497   Santa Ana Unified School District, COP, FRDO,
                    0.91%, 03/06/04                                                                    497
          2,000   Santa Cruz County, GO, TRAN, 2.00%, 07/01/04                                       2,006
          2,000   Southern California Home Financing Authority,
                    Single Family Housing, Ser. A, Rev., FRDO,
                    1.00%, 08/01/04                                                                  2,000
            600   Three Valleys Municipal Water District, Miramar
                    Water Treatment, COP, FRDO, 0.94%, 03/03/04                                        600

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  CALIFORNIA -- CONTINUED
$           425   Upland Community Redevelopment Agency,
                    Multi-Family Housing, Northwoods Project, Ser.
                    168-A, Rev., FRDO, 0.91%, 03/03/04                                     $           425
          1,000   Visalia Unified School District, GO, TRAN,
                    2.00%, 09/04/04                                                                  1,005
                                                                                           ---------------
                                                                                                   143,628
                  Puerto Rico -- 12.9%
          2,000   Municipal Securities Trust Certificates, Ser. 7005,
                    Class A, Special Obligation, FRDO, (p),
                    0.91%, 03/03/04                                                                  2,000
          2,860   Puerto Rico Commonwealth, 0.95%, 05/10/04                                          2,860
          1,000   Puerto Rico Commonwealth, 0.99%, 06/02/04                                          1,000
          2,100   Puerto Rico Commonwealth, Floating Rate Trust
                    Receipts, Ser. M-4J, GO, FRDO, FSA,
                    0.96%, 03/04/04                                                                  2,100
          1,235   Puerto Rico Commonwealth, FLOATS, Ser. PT-1226,
                    0.93%, 03/06/04                                                                  1,235
            510   Puerto Rico Commonwealth, GO, (p),
                    6.45%, 07/01/04                                                                    527
            170   Puerto Rico Commonwealth, GO, (p),
                    6.50%, 07/01/04                                                                    176
          1,500   Puerto Rico Commonwealth, Rev., TRAN,
                    2.00%, 07/30/04                                                                  1,506
          1,300   Puerto Rico Commonwealth, Ser. 2001-2, GO, FRDO,
                    FSA, 0.94%, 03/02/04                                                             1,300
          2,000   Puerto Rico Electric Power Authority, Rev., FRDO,
                    0.97%, 03/05/04                                                                  2,000
            580   Puerto Rico Electric Power Authority, Ser. T,
                    Rev., (p), 6.375%, 07/01/04                                                        602
            793   Puerto Rico Government Development Bank for
                    Municipal Commercial Paper, 1.08%, 03/09/04                                        793
          2,000   Puerto Rico Government Development Bank for
                    Municipal Commercial Paper, 0.96%, 05/10/04                                      2,000
            448   Puerto Rico Highway & Transportation Authority,
                    FLOATS, Ser. 815-D, Rev., FRDO, MBIA,
                    0.97%, 03/02/04                                                                    448
            800   Puerto Rico Highway & Transportation Authority,
                    FLOATS, Ser. 816, Rev., FRDO, MBIA,
                    0.97%, 03/02/04                                                                    800
          1,800   Puerto Rico Highway & Transportation Authority,
                    Ser. II-R-66, Rev., FRDO, MBIA-IBC,
                    0.97%, 03/07/04                                                                  1,800
            170   Puerto Rico Highway & Transportation Authority,
                    Trust Receipts, Ser. B, Class F, Rev., FRDO, MBIA,
                    0.94%, 03/04/04                                                                    170
                                                                                           ---------------
                                                                                                    21,317
----------------------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                              $       164,945
                  (Cost $164,945) *
----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- 100.0%

     State and Municipal Obligations -- 100.0%

                  NEW YORK -- 96.1%
$        12,000   ABN AMRO Munitops Certificates Trust,
                    Ser. 1999-13, FRDO, FGIC, 0.96%, 03/03/04                              $        12,000
            385   Albany IDA, IDR, Newkirk Productions, Inc.
                    Project, Ser. A, Rev., FRDO, 0.98%, 03/07/04                                       385
          2,300   Allegany County, IDA, Environmental Facilities,
                    Atlantic Richfield Project, Rev., FRDO,
                    1.00%, 03/01/04                                                                  2,300
          9,950   Auburn, New York, Ser. B, GO, BAN,
                    1.38%, 06/11/04                                                                  9,960
          1,000   Babylon IDA, IDR, Edwin Berger/Lambro
                    Industries, Rev., FRDO, 0.94%, 03/03/04                                          1,000
         10,000   Beekmantown Central School District, GO,
                    BAN,1.30%, 06/25/04                                                             10,010
         10,000   Beekmantown Central School District, GO,
                    BAN, 1.35%, 06/25/04                                                            10,006
         12,000   Board of Cooperative Educational Services First
                    Supervisory District, Suffolk County, RAN,
                    1.38%, 06/28/04                                                                 12,014
          7,000   Board of Cooperative Educational Services of
                    Second Supervisory District, Westchester, GO,
                    RAN, 2.00%, 09/30/04                                                             7,033
         11,300   Board of Cooperative Educational Services of
                    Second Supervisory District, Westchester,
                    RAN,1.50%, 06/30/04                                                             11,316
          7,950   Board of Cooperative Educational Services Sole
                    Supervisory District Oswego County, Rev.,
                    RAN, 2.00%, 12/30/04                                                             8,002
          4,990   Board of Cooperative Educational Services Sole
                    Supervisory District, Oswego County, GO,
                    RAN, 1.50%, 06/25/04                                                             4,998
            900   Board of Cooperative Educational Services Sole
                    Supervisory District, Oswego County, GO,
                    RAN, 2.00%, 06/29/04                                                               902
          9,000   Board of Cooperative Educational Services Sole
                    Supervisory District, Oswego County, GO,
                    RAN, 2.00%, 06/29/04                                                             9,024
          3,700   Board of Cooperative Educational Services Sole
                    Supervisory District, Oswego County, Rev.,
                    RAN, 1.25%, 06/30/04                                                             3,702
         10,000   Board of Cooperative Educational Services Sole
                    Supervisory District, Oswego County, Rev.,
                    RAN, 1.38%, 06/29/04                                                            10,012
          2,000   Board of Cooperative Educational Services Sole
                    Supervisory District, Oswego County, Rev.,
                    RAN, 1.75%, 06/29/04                                                             2,004
          2,500   Board of Cooperative Educational Services Sole
                    Supervisory District, Oswego County, Ser. B,
                    RAN, 1.50%, 06/30/04                                                             2,503

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$        10,000   Buffalo, New York, Ser. A, GO, RAN,
                    2.75%, 07/29/04                                                        $        10,068
          3,708   Chautauqua County, GO, BAN, 1.75%, 08/06/04                                        3,719
         15,000   Chautauqua County, GO, TAN, 2.00%, 01/20/05                                       15,105
          2,762   Clinton County, GO, BAN, 1.75%, 07/22/04                                           2,769
          4,000   Copiague Union Free School District, GO,
                    TAN, 1.50%, 06/29/04                                                             4,006
         10,000   Cornwall Central School District, GO, BAN,
                    1.75%, 10/15/04                                                                 10,044
          3,390   Cortland County, GO, BAN, 3.00%, 03/05/04                                          3,391
          1,080   Delhi Central School District, GO, BAN,
                    1.38%, 06/25/04                                                                  1,081
          2,000   Delhi Central School District, GO, RAN,
                    1.50%, 06/25/04                                                                  2,002
          2,625   Dutchess County IDA, Civic Facilities, Marist
                    College, Ser. A, Rev., FRDO, 0.94%, 03/01/04                                     2,625
          1,700   Dutchess County IDA, Civic Facilities, Marist
                    College, Ser. A, Rev., FRDO, 0.94%, 03/03/04                                     1,700
          4,260   Dutchess County IDA, Civic Facilities,
                    St. Francis Hospital, Ser. B, Rev., FRDO,
                    1.50%, 03/07/04                                                                  4,260
          4,000   Eagle Tax Exempt Trust, Weekly Option Mode,
                    Ser. 2002-6003, Class A, COP, Rev., FRDO, FSA,
                    0.97%, 03/04/04                                                                  4,000
          5,990   Eagle Tax Exempt Trust, Weekly Option Mode,
                    Ser. 3C-7, Class A, FRDO, #, 0.97%, 03/03/04                                     5,990
          3,300   Eagle Tax Exempt Trust, Weekly Option Mode,
                    Ser. 3C-7, Class A, FRDO, #, 0.97%, 03/04/04                                     3,300
         12,085   Eagle Tax Exempt Trust, Weekly Option Mode,
                    Ser. 94-3203, Class A, FRDO, #, 0.97%, 03/03/04                                 12,085
          8,805   Eagle Tax Exempt Trust, Weekly Option Mode,
                    Ser. 94-3205, Class A, FRDO, #, 0.97%, 03/05/04                                  8,805
          9,910   Eagle Tax Exempt Trust, Weekly Option Mode,
                    Ser. 94-3208, Class A, FRDO, #, 0.97%, 03/04/04                                  9,910
         12,155   Eagle Tax Exempt Trust, Weekly Option Mode,
                    Ser. 96-3207, Class A, FRDO, #, 0.97%, 03/03/04                                 12,155
         14,850   Eagle Tax Exempt Trust, Weekly Option Mode,
                    Ser. 96C-3208, Class A, FRDO, #, 0.97%, 03/02/04                                14,850
          8,135   Eagle Tax Exempt Trust, Weekly Partner
                  Certificate, Class A, Rev., FRDO, AMBAC, #,
                    0.97%, 03/04/04                                                                  8,135
         10,000   East Islip Union Free School District, GO, TAN,
                    1.50%, 06/29/04                                                                 10,015
          2,700   Erie County Water Authority, Ser. A, Rev.,
                    FRDO, AMBAC, 0.88%, 03/02/04                                                     2,700
          1,400   Erie County Water Authority, Ser. B, Rev.,
                    FRDO, AMBAC, 0.88%, 03/02/04                                                     1,400
          4,000   Fayetteville-Manlius Central School District,
                    GO, TAN, 1.75%, 06/18/04                                                         4,009
          5,355   Fonda-Fultonville Central School District, GO,
                    BAN, 1.90%, 04/09/04                                                             5,359

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$         2,820   Franklin County IDA, Civic Facilities, Trudeau
                   Institute, Inc. Project, Rev., FRDO,
                    0.92%, 03/05/04                                                        $         2,820
          5,000   Fulton City School District, GO, RAN,
                    1.25%, 06/25/04                                                                  5,004
            530   Glens Falls IDA, IDR, Broad Street Center Project,
                    Rev., FRDO, 0.99%, 03/02/04                                                        530
          8,850   Gorham-Middlesex Central School District, GO,
                    BAN, 1.25%, 04/23/04                                                             8,853
         13,340   Gorham-Middlesex Central School District, GO,
                    BAN, 1.50%, 04/23/04                                                            13,340
          3,540   Great Neck North Water Authority, Water System,
                    Ser. A, Rev., FRDO, FGIC, 0.94%, 03/01/04                                        3,540
         16,000   Greece Central School District, GO, BAN,
                    1.75%, 06/18/04                                                                 16,031
          1,000   Guilderland IDA, IDR, Northeastern Industrial Park,
                    Ser. A, Rev., FRDO, 0.92%, 03/01/04                                              1,000
         15,000   Haverstraw-Stony Point Central School District,
                    GO, BAN, 2.00%, 01/21/05                                                        15,099
          4,980   Hempstead Town, New York, Ser. D, GO, BAN,
                    1.50%, 04/16/04                                                                  4,982
         13,000   Huntington Union Free School District, GO, TAN,
                    1.75%, 06/29/04                                                                 13,029
          2,000   Islip IDA, Brentwood Distribution Co. Facility,
                    Rev., FRDO, 0.96%, 03/03/04                                                      2,000
          1,900   Jefferson County IDA, IDR, Fisher Gauge LTD
                    Facilities, Rev., FRDO, 0.96%, 03/04/04                                          1,900
          8,780   Long Island Power Authority, Electric Systems,
                    Floating Rate Receipts, Ser. SG-125,
                    0.97%, 03/03/04                                                                  8,780
          7,710   Long Island Power Authority, Electric Systems,
                    FLOATS, Ser. PA-1051, Rev., FRDO, FSA,
                    0.96%, 03/07/04                                                                  7,710
          4,375   Long Island Power Authority, Electric Systems,
                    FLOATS, Ser. PA-368, Rev., FRDO,
                    1.02%, 03/02/04                                                                  4,375
          4,360   Long Island Power Authority, Electric Systems,
                    FLOATS, Ser. PA-841, Rev., FRDO, FSA,
                    0.97%, 03/04/04                                                                  4,360
          7,495   Long Island Power Authority, Electric Systems,
                    FLOATS, Ser. PT-386, Rev., 0.96%, 03/05/04                                       7,495
            462   Long Island Power Authority, Electric Systems,
                    Ser. 7, Sub Ser. 7-A, Rev., FRDO, MBIA,
                    0.88%, 03/01/04                                                                    462
          2,000   Long Island Power Authority, Electric Systems,
                    Ser. 7, Sub Ser. 7-B, Rev., FRDO, MBIA,
                    0.93%, 03/01/04                                                                  2,000
          5,000   Long Island Power Authority, Electric Systems,
                    Ser. B, Rev., 3.00%, 06/01/04                                                    5,025
            300   Long Island Power Authority, Electric Systems,
                    Ser. D, Rev., FRDO, FSA, 0.91%, 03/01/04                                           300

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                    NEW YORK -- CONTINUED
     $ 2,700      Long Island Power Authority, Electric Systems,
                    Sub Ser. 3-B, Rev., FRDO, 0.95%, 03/01/04                              $         2,700
     14,500       Metropolitan Transportation Authority,
                    0.96%, 06/01/04                                                                 14,500
     10,800       Metropolitan Transportation Authority,
                    1.00%, 06/08/04                                                                 10,800
     15,100       Metropolitan Transportation Authority,
                    1.00%, 10/12/04                                                                 15,100
     15,000       Metropolitan Transportation Authority,
                    1.00%, 10/14/04                                                                 15,000
     3,300        Metropolitan Transportation Authority,
                    EAGLE, Ser. 2002-6021, Class A, Rev., FRDO,
                    MBIA, 0.97%, 03/04/04                                                            3,300
     5,000        Metropolitan Transportation Authority,
                    EAGLE, Ser. 2002-6028, Class A, Rev., FRDO,
                    MBIA, 0.97%, 03/04/04                                                            5,000
     5,985        Metropolitan Transportation Authority,
                    FLOATS, Ser. PT-1547, Rev., FRDO, FGIC,
                    0.98%, 03/05/04                                                                  5,985
     10,000       Metropolitan Transportation Authority,
                    Ser. 848-D, Rev., FRDO, FGIC, 0.99%, 03/06/04                                   10,000
     5,700        Metropolitan Transportation Authority, Ser. D-2,
                    Rev., FRDO, FSA, 0.91%, 03/04/04                                                 5,700
     4,200        Metropolitan Transportation Authority, Ser. G-1,
                    Rev., FRDO, AMBAC, 0.90%, 03/01/04                                               4,200
     1,700        Metropolitan Transportation Authority, Ser. G-2,
                    Rev., FRDO, AMBAC, 0.90%, 03/01/04                                               1,700
     5,860        Metropolitan Transportation Authority, Service
                    Contract, FLOATERS, Ser. 864, Rev., FRDO,
                    FSA, 0.97%, 03/04/04                                                             5,860
     9,995        Metropolitan Transportation Authority, Service
                    Contract, FLOATS, Ser. PA-1042R, Rev., FRDO,
                    MBIA, 0.98%, 03/03/04                                                            9,995
     5,405        Metropolitan Transportation Authority, Service
                    Contract, FLOATS, Ser. PA-1105, Rev., FRDO,
                    0.98%, 03/03/04                                                                  5,405
     10,000       Municipal Securities Trust Certificates,
                    Ser. 2001-116, Class A, Rev., FRDO,
                    0.95%, 03/05/04                                                                 10,000
     4,515        Municipal Securities Trust Certificates,
                    Ser. 2001-180, Class A, Rev. FRDO,
                    1.02%, 03/02/04                                                                  4,515
     1,820        Nassau County Interim Finance Authority,
                    FLOATS, Ser. PA-901, Rev., FRDO, AMBAC,
                    0.97%, 03/05/04                                                                  1,820
     15,950       Nassau County Interim Finance Authority,
                    Municipal Securities Trust Receipts, Special Tax,
                    Ser. SGA-108, FRDO, 0.95%, 03/02/04                                             15,950
     6,190        Nassau County Interim Finance Authority,
                    Sales Tax Secured, Ser. A, Rev., FRDO, FSA,
                    0.91%, 03/04/04                                                                  6,190

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$         7,000   Nassau County, Ser. A, GO, TAN, 2.00%, 04/15/04                          $         7,008
          5,000   Nassau County, Ser. B, GO, TAN, 2.00%, 10/15/04                                    5,027
          4,695   New Rochelle, New York, GO, BAN,
                    2.00%, 04/09/04                                                                  4,699
         15,000   New York City Housing Development Corp.,
                  Multi-Family Housing, 2 Gold Street, Ser. A,
                  Rev., FRDO, 0.93%, 03/03/04                                                       15,000
          5,400   New York City Housing Development Corp.,
                    Multi-Family Housing, 55 Pierrepont
                    Development, Ser. A, Rev., FRDO,
                    0.91%, 03/02/04                                                                  5,400
          6,270   New York City Housing Development Corp.,
                    Multi-Family Housing, Columbus Apartments,
                    Ser. A, Rev., FRDO, 0.93%, 03/01/04                                              6,270
          3,400   New York City Housing Development Corp.,
                    Multi-Family Rental Housing, 100 Jane Street
                    Development, Ser. A, Rev., FRDO,
                    0.94%, 03/05/04                                                                  3,400
          3,300   New York City Housing Development Corp.,
                    Multi-Family Rental Housing, Columbus Green,
                    Ser. A, Rev., FRDO, 0.93%, 03/05/04                                              3,300
            200   New York City Housing Development Corp.,
                    Multi-Family Rental Housing, Lyric
                    Development, Ser. A, Rev., FRDO,
                    0.94%, 03/04/04                                                                    200
         10,900   New York City Housing Development Corp.,
                    Multi-Family Rental Housing, Ser. A, Rev.,
                    FRDO, 0.94%, 03/07/04                                                           10,900
            300   New York City Housing Development Corp.,
                    Multi-Family Rental Housing, Tribeca Tower,
                    Ser. A, Rev., FRDO, 0.98%, 03/05/04                                                300
          3,300   New York City Housing Development Corp.,
                    Multi-Family Rental Housing, West 43rd Street
                    Development, Ser. A, Rev., FRDO,
                    0.94%, 03/02/04                                                                  3,300
          2,400   New York City Housing Development Corp.,
                    Multi-Family Rental Housing, West 89th Street
                    Development, Ser. A, Rev., FRDO,
                    0.98%, 03/04/04                                                                  2,400
          3,000   New York City IDA, Ahava Food Corp. Project,
                    Rev., FRDO, 1.00%, 03/04/04                                                      3,000
          2,000   New York City IDA, Civic Facilities, Abraham
                    Joshua Heschel Project, Rev., FRDO,
                    0.96%, 03/04/04                                                                  2,000
          5,100   New York City IDA, Civic Facilities, Columbia
                  Grammar & Prep School, Rev., FRDO,
                    1.00%, 03/04/04                                                                  5,100
          1,600   New York City IDA, Civic Facilities,
                    Hewitt School Project, Rev., FRDO,
                    1.00%, 03/04/04                                                                  1,600

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$         4,660   New York City IDA, Civic Facilities, Jamaica
                    First Packaging LLC Project, Rev., FRDO,
                    0.94%, 03/02/04                                                        $         4,660
            580   New York City IDA, Civic Facilities, Municipal
                    Securities Trust Receipts, Ser. SGA-110, Rev.,
                    FRDO, 0.95%, 03/04/04                                                              580
          2,800   New York City IDA, IDR, DXB Videotape, Inc.
                    Project, Rev., FRDO, 1.05%, 03/03/04                                             2,800
          5,400   New York City IDA, Special Facilities,
                    Korean Airlines Co., Ser. C, Rev., FRDO,
                    0.93%, 03/03/04                                                                  5,400
          8,000   New York City Municipal Water Finance
                    Authority, Water & Sewer System, Ser. F,
                    Sub Ser. F-1, Rev., FRDO, 0.91%, 03/04/04                                        8,000
         15,960   New York City Municipal Water Finance
                    Authority, Water & Sewer Systems, Floating
                    Trust Receipts, Ser. 11, Rev., FRDO, FSA,
                    0.99%, 03/04/04                                                                 15,960
          2,900   New York City Municipal Water Finance
                    Authority, Water & Sewer Systems, FLOATS,
                    Ser. PA-1076, Rev., FRDO, 0.99%, 03/07/04                                        2,900
          5,100   New York City Municipal Water Finance
                    Authority, Water & Sewer Systems, FLOATS,
                    Ser. PA-1085, Rev., FRDO, FGIC,
                    0.97%, 03/07/04                                                                  5,100
          8,410   New York City Municipal Water Finance
                    Authority, Water & Sewer Systems, FLOATS,
                    Ser. PA-447, Rev., FRDO, FGIC,
                    0.96%, 03/02/04                                                                  8,410
          6,495   New York City Municipal Water Finance
                    Authority, Water & Sewer Systems, FLOATS,
                    Ser. PA-900, Rev., FRDO, 0.99%, 03/06/04                                         6,495
          3,300   New York City Municipal Water Finance
                    Authority, Water & Sewer Systems,
                    Municipal Securities Trust Receipts, Ser. SGA-12,
                    Rev., FRDO, 0.95%, 03/05/04                                                      3,300
          7,255   New York City Municipal Water Finance
                    Authority, Water & Sewer Systems,
                    Municipal Securities Trust Receipts,
                    Ser. SGA-13, Rev., FRDO, 0.95%, 03/05/04                                         7,255
          2,390   New York City Municipal Water Finance
                    Authority, Water & Sewer Systems,
                    Municipal Securities Trust Receipts, Ser. SGB-25,
                    Rev., FRDO, MBIA, 0.97%, 03/02/04                                                2,390
          2,200   New York City Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. A,
                    Rev., FRDO, FGIC, 0.95%, 03/01/04                                                2,200
            500   New York City Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. C,
                    Rev., FRDO, FGIC, 0.97%, 03/01/04                                                  500

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$         1,100   New York City Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. C,
                    Rev., FRDO, FGIC, 0.97%, 03/01/04                                      $         1,100
          4,900   New York City Transit Authority, Metropolitan
                    Transportation Authority, Floating Rate Trust
                    Receipts, Triborough, COP, Ser. PMD-10, FRDO,
                    AMBAC, 1.04%, 03/01/04                                                           4,900
         20,000   New York City Transitional Finance Authority,
                    Floating Rate Receipts, Ser. L-21, Regulation D,
                    Rev., FRDO, 0.99%, 03/06/04                                                     20,000
          9,610   New York City Transitional Finance Authority,
                    Future Tax Secured, Ser. A, Rev., FRDO,
                    0.94%, 03/04/04                                                                  9,610
            600   New York City Transitional Finance Authority,
                    Future Tax Secured, Ser. A-2, Rev., FRDO,
                    0.91%, 03/06/04                                                                    600
          1,210   New York City Transitional Finance Authority,
                    Future Tax Secured, Ser. C, Rev., FRDO,
                    0.97%, 03/01/04                                                                  1,210
          2,710   New York City Transitional Finance Authority,
                    Future Tax Secured, Sub Ser. B-3, Rev., FRDO,
                    0.94%, 03/01/04                                                                  2,710
          4,800   New York City Transitional Finance Authority,
                    Future Tax Secured, Sub Ser. C-5, Rev., FRDO,
                    0.97%, 03/01/04                                                                  4,800
          5,200   New York City Transitional Finance Authority,
                    New York City Recovery, Ser. 1, Sub Ser. 1-A,
                    Rev., FRDO, 0.91%, 03/04/04                                                      5,200
          2,900   New York City Transitional Finance Authority,
                    Recovery, Ser. 3, Sub Ser. 3-C, Rev., FRDO,
                    0.91%, 03/04/04                                                                  2,900
          2,200   New York City Transitional Finance Authority,
                    Recovery, Ser. 3, Sub Ser. 3-D, Rev., FRDO,
                    0.91%, 03/04/04                                                                  2,200
          2,020   New York City Transitional Finance Authority,
                    Ser. 2003-1, FRDO, FGIC, 0.98%, 03/05/04                                         2,020
          2,490   New York City Transitional Finance Authority,
                    Ser. 2003-7, Rev., FRDO, 0.98%, 08/01/04                                         2,490
         10,000   New York City Transitional Finance Authority,
                    Ser. 48, Rev., FRDO, 0.98%, 08/01/04                                            10,000
         22,260   New York City Transitional Finance Authority,
                    Ser. A-40, Rev., FRDO, MBIA-IBC,
                    0.98%, 03/05/04                                                                 22,260
          4,990   New York City Transitional Finance Authority,
                    Ser. RR-II-R-4052, Rev., FRDO,
                    0.97%, 03/07/04                                                                  4,990
          1,900   New York City Trust for Cultural Resources,
                    Alvin Ailey Dance Foundation, Rev., FRDO, 0.86%,
                    03/03/04                                                                         1,900

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$         3,985   New York City Trust for Cultural Resources,
                    American Museum of Natural History, Ser. B,
                    Rev., FRDO, MBIA, 0.88%, 03/03/04                                      $         3,985
          3,500   New York City Trust for Cultural Resources,
                    Municipal Securities Trust Receipts, Ser. SGA-91,
                    Rev., FRDO, AMBAC, 0.97%, 03/01/04                                               3,500
         10,920   New York City, New York, FLOATS, Ser. PA-878,
                    GO, FRDO, MBIC-IBC, 1.00%, 03/03/04                                             10,920
          8,420   New York City, New York, FLOATS, Ser. PT-1670,
                    GO, FRDO, AMBAC, 0.96%, 03/04/04                                                 8,420
          9,245   New York City, New York, FLOATS, Ser. PT-405,
                    0.97%, 03/02/04                                                                  9,245
          1,300   New York City, New York, Municipal Securities
                    Trust Receipts, Ser. SG-109, 0.97%, 03/01/04                                     1,300
          1,000   New York City, New York, Municipal Securities
                    Trust Receipts, Ser. SGA-51, FRDO, AMBAC,
                    0.95%, 03/02/04                                                                  1,000
            115   New York City, New York, Municipal Securities
                    Trust Receipts, Ser. SGB-33, GO, FRDO, FSA,
                    0.97%, 03/01/04                                                                    115
         12,865   New York City, New York, Municipal Securities
                    Trust Receipts, Ser. SGB-36, GO, FRDO,
                    AMBAC, 0.95%, 03/02/04                                                          12,865
         11,500   New York City, New York, Ser. A, GO, RAN,
                    2.00%, 04/15/04                                                                 11,515
          9,680   New York City, New York, Ser. A-36, GO, FRDO,
                    AMBAC, 0.98%, 03/03/04                                                           9,680
            430   New York City, New York, Ser. B, Sub Ser. B-3,
                    GO, FRDO, MBIA, 0.97%, 03/01/04                                                    430
            800   New York City, New York, Ser. B, Sub Ser. B-4,
                    GO, FRDO, MBIA, 0.97%, 03/01/04                                                    800
            700   New York City, New York, Ser. B, Sub Ser. B-6,
                    GO, FRDO, MBIA, 0.96%, 03/01/04                                                    700
          2,000   New York City, New York, Ser. B-2, Sub. Ser. B-5,
                    GO, FRDO, MBIA, 0.96%, 03/01/04                                                  2,000
          3,000   New York City, New York, Ser. F-2, GO, FRDO,
                    0.88%, 03/06/04                                                                  3,000
          1,050   New York City, New York, Ser. F-4, GO, FRDO,
                    0.91%, 03/06/04                                                                  1,050
          5,670   New York City, New York, Ser. H, Sub Ser. H-2,
                    GO, FRDO, MBIA, 0.96%, 03/01/04                                                  5,670
            400   New York City, New York, Ser. H, Sub Ser. H-3,
                    GO, FRDO, FSA, 0.98%, 03/01/04                                                     400
          2,200   New York City, New York, Ser. H, Sub Ser. H-3,
                    GO, FRDO, FSA, 0.98%, 03/01/04                                                   2,200
            100   New York City, New York, Ser. H, Sub Ser. H-3,
                    GO, FRDO, FSA, 0.98%, 03/01/04                                                     100
          2,800   New York City, New York, Ser. H, Sub Ser. H-6,
                    GO, FRDO, MBIA, 0.89%, 03/01/04                                                  2,800
          2,400   New York City, New York, Ser. H, Sub Ser. H-6,
                    GO, FRDO, MBIA, 0.89%, 03/07/04                                                  2,400

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$         2,300   New York City, New York, Sub Ser. A-4, GO,                               $         2,300
                    FRDO, 0.95%, 03/01/04
          3,800   New York City, New York, Sub Ser. A-6, GO,
                    FRDO, 0.93%, 03/03/04                                                            3,800
         15,550   New York City, New York, Sub Ser. A-6, GO,
                    FRDO, FSA, 0.95%, 03/01/04                                                      15,550
          5,000   New York City, New York, Sub Ser. C-2, GO,
                    FRDO, 0.91%, 03/03/04                                                            5,000
          1,200   New York City, New York, Sub Ser. C-4, GO,
                    FRDO, 0.94%, 03/01/04                                                            1,200
          3,000   New York City, New York, Sub Ser. C-5, GO,
                    FRDO, 0.92%, 03/03/04                                                            3,000
            610   New York City, New York, Sub Ser. G-2, GO,
                    FRDO, 0.93%, 03/01/04                                                              610
          1,400   New York City, New York, Sub. Ser. E-3, GO,
                    FRDO, 0.98%, 03/01/04                                                            1,400
          1,500   New York City, New York, Sub. Ser. E-4, GO,
                    FRDO, 0.97%, 03/01/04                                                            1,500
            120   New York Local Government Assistance Corp.,
                    Floating Rate Receipts, Ser. SG-100, Rev.,
                    FRDO, MBIA-IBC, 0.96%, 03/04/04                                                    120
          1,195   New York Local Government Assistance Corp.,
                    Floating Rate Receipts, Ser. SG-99, Rev.,
                    FRDO, AMBAC, 0.96%, 03/03/04                                                     1,195
          7,200   New York Local Government Assistance Corp.,
                    Municipal Securities Trust Receipts, Ser. SGA-59,
                    Rev., FRDO, 0.97%, 03/01/04                                                      7,200
            900   New York Local Government Assistance Corp.,
                    Ser. A, Rev., FRDO, 0.89%, 03/01/04                                                900
          1,845   New York Local Government Assistance Corp.,
                    Ser. B, Rev., FRDO, 0.90%, 03/02/04                                              1,845
          1,250   New York Local Government Assistance Corp.,
                    Ser. C, Rev., FRDO, 0.90%, 03/02/04                                              1,250
          4,700   New York Local Government Assistance Corp.,
                    Ser. D, Rev., FRDO, 0.88%, 03/02/04                                              4,700
          2,800   New York Local Government Assistance Corp.,
                    Ser. G, Rev., FRDO, 0.88%, 03/02/04                                              2,800
          3,180   New York Mortgage Agency, FLOATS, Ser. PT-1190,
                    Rev., FRDO, 0.99%, 03/06/04                                                      3,180
          3,860   New York State Dorm Authority, Beverwyck, Inc.,
                    Rev., FRDO, 0.97%, 03/03/04                                                      3,860
          4,415   New York State Dorm Authority, FLOATS,
                    Ser. PA-409, Rev., FRDO, AMBAC,
                    0.96%, 03/01/04                                                                  4,415
          2,670   New York State Dorm Authority, FLOATS,
                    Ser. PA-419, Rev., FRDO, 0.96%, 03/01/04                                         2,670
          3,545   New York State Dorm Authority, FLOATS,
                    Ser. PA-449, Rev., 0.96%, 03/05/04                                               3,545
          9,340   New York State Dorm Authority, FLOATS,
                    Ser. PA-541, Rev., 0.96%, 03/07/04                                               9,340

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$           800   New York State Dorm Authority, FLOATS, Ser.
                    PA-784, Rev., FRDO, MBIA-IBC, 0.96%, 03/04/04                          $           800
            880   New York State Dorm Authority, FLOATS, Ser.
                    PT-130, Rev., 0.96%, 03/07/04                                                      880
          5,840   New York State Dorm Authority, FLOATS, Ser.
                    PT-1447, Rev., FRDO, MBIA, 0.96%, 03/02/04                                       5,840
          4,185   New York State Dorm Authority, FLOATS, Ser.
                    PT-1621, Rev., FRDO, MBIA, 0.96%, 03/02/04                                       4,185
          4,890   New York State Dorm Authority, FLOATS, Ser.
                    PT-1742, Rev., FRDO, MBIA, 0.96%, 03/02/04                                       4,890
          3,400   New York State Dorm Authority, Mental
                    Health Services, Sub Ser. D-2E, Rev., FRDO,
                    0.91%, 03/05/04                                                                  3,400
          4,000   New York State Dorm Authority, Municipal
                    Securities Trust Receipts, Ser. SGA-132, Rev.,
                    FRDO, 0.95%, 03/04/04                                                            4,000
            440   New York State Dorm Authority, New York
                    AAA   Public Library, Ser. A, Rev., FRDO, MBIA,
                    0.93%, 03/02/04                                                                    440
          2,400   New York State Dorm Authority, Oxford
                    University Press, Inc., Rev., FRDO,
                    1.00%, 03/01/04                                                                  2,400
          6,645   New York State Dormitory Authority, FLOATS,
                    Ser. PA-199, Rev., FRDO, MBIA-IBC,
                    0.96%, 03/04/04                                                                  6,645
         25,000   New York State Eagle Trust, FRDO,
                    0.97%, 03/04/04                                                                 25,000
          1,100   New York State Energy Research &
                    Development Authority, PCR, New York
                    Electric & Gas, Ser. B, Rev., FRDO,
                    0.97%, 03/01/04                                                                  1,100
          6,400   New York State Energy Research &
                    Development Authority, PCR, Orange &
                    Rockland Project, Ser. A, Rev., FRDO, FGIC,
                    0.88%, 03/01/04                                                                  6,400
         18,130   New York State Environmental Facilities Corp.,
                    Clean Water & Drinking, FLOATS, Ser. 731,
                    Rev., FRDO, 0.97%, 03/07/04                                                     18,130
          3,900   New York State Housing Finance Agency, 10
                    Liberty Street, Rev., FRDO, 0.93%, 03/02/04                                      3,900
          9,150   New York State Housing Finance Agency,
                    101 West End, Rev., FRDO, 0.93%, 03/05/04
          9,700   New York State Housing Finance Agency,                                             9,150
                    101 West End, Rev., FRDO, 0.93%, 03/05/04
          3,400   New York State Housing Finance Agency,                                             9,700
                    150 East 44th Street Housing, Ser. A, Rev.,
                    FRDO, 0.93%, 03/01/04                                                            3,400
          3,000   New York State Housing Finance Agency,
                    150 East 44th Street, Ser. A, Rev., FRDO,
                    0.93%, 03/01/04                                                                  3,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$         6,800   New York State Housing Finance Agency,
                    350 West 43rd Street Housing, Ser. A, Rev.,
                    FRDO, 1.00%, 04/01/04                                                  $         6,800
         10,000   New York State Housing Finance Agency,
                    Avalon Chrystie Place I Housing, Ser. A, Rev.,
                    FRDO, 0.98%, 03/01/04                                                           10,000
         10,300   New York State Housing Finance Agency,
                    Bennington Hills Housing, Ser. A, Rev., FRDO,
                    0.94%, 03/03/04                                                                 10,300
          5,000   New York State Housing Finance Agency,
                    East 84th Street, Ser. A, Rev., FRDO,
                    0.98%, 03/01/04                                                                  5,000
          2,495   New York State Housing Finance Agency,
                    FLOATS, Ser. PA-143, Rev., FRDO,
                    1.02%, 03/06/04                                                                  2,495
          8,640   New York State Housing Finance Agency,
                    FLOATS, Ser. PA-423, Rev., 0.96%, 03/07/04                                       8,640
          5,395   New York State Housing Finance Agency,
                    FLOATS, Ser. PA-805, Rev., FRDO, FSA,
                    0.96%, 03/04/04                                                                  5,395
          3,600   New York State Housing Finance Agency,
                    Lakeview Homes, Ser. II-A, Rev., FRDO,
                    0.96%, 03/04/04                                                                  3,600
          4,600   New York State Housing Finance Agency,
                    Multi-Family Housing, Secured Mortgage,
                    Ser. A, Rev., FRDO, 0.94%, 03/02/04                                              4,600
            200   New York State Housing Finance Agency,
                    Multi-Family Housing, Ser. A, Rev., FRDO,
                    0.98%, 03/03/04                                                                    200
          3,400   New York State Housing Finance Agency,
                    Normandie Court I Project, Rev., FRDO,
                    0.92%, 03/05/04                                                                  3,400
         10,000   New York State Housing Finance Agency,
                    Ser. A, Rev., FRDO, 0.91%, 03/04/04                                             10,000
          1,100   New York State Housing Finance Agency,
                    Ser. A, Rev., FRDO, 0.94%, 03/03/04                                              1,100
          9,500   New York State Housing Finance Agency,
                    Ser. I, Rev., FRDO, 0.93%, 03/04/04                                              9,500
         11,000   New York State Housing Finance Agency,
                    Service Contract, Ser. E, Rev., FRDO,
                    0.91%, 03/04/04                                                                 11,000
         10,500   New York State Housing Finance Agency,
                    Tallyrand Crescent, Rev., FRDO,
                    0.96%, 03/04/04                                                                 10,500
          4,200   New York State Housing Finance Agency,
                    Union Square South Housing, Rev., FRDO,
                    0.98%, 03/04/04                                                                  4,200
          8,400   New York State Medical Care Facilities Finance
                    Agency, FLOATS, Ser. PA-113, Rev., FRDO,
                    0.96%, 03/04/04                                                                  8,400

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$         5,625   New York State Medical Care Facilities Finance
                    Agency, FLOATS, Ser. PA-61, Rev., FRDO,
                    0.99%, 03/04/04                                                        $         5,625
          3,125   New York State Medical Care Facilities Finance
                    Agency, FLOATS, Ser. PA-72, Rev.,
                    0.99%, 03/01/04                                                                  3,125
          8,140   New York State Medical Care Facilities Finance
                    Agency, FLOATS, Ser. PA-82, Rev.,
                    0.99%, 03/04/04                                                                  8,140
          2,540   New York State Medical Care Facilities Finance
                    Agency, FLOATS, Ser. PT-17, Rev.,
                    0.96%, 03/01/04                                                                  2,540
          5,820   New York State Medical Care Facilities Finance
                    Agency, FLOATS, Ser. PT-414, Rev., FRDO,
                    1.15%, 08/15/04                                                                  5,820
         13,100   New York State Thruway Authority, Floating
                    Rate Receipts, Ser. SG-121, Rev., FRDO,
                    0.99%, 03/04/04                                                                 13,100
         52,025   New York State Thruway Authority, Floating
                    Rate Trust Receipts, Ser. SG-119, Rev., FRDO,
                    1.02%, 03/01/04                                                                 52,025
          8,245   New York State Thruway Authority, General
                    Highway & Bridge Trust Fund, FLOATS,
                    Ser. PT-1910, 0.96%, 03/03/04                                                    8,245
          1,385   New York State Thruway Authority, Municipal
                    Securities Trust Receipts, Ser. SGA-66, Rev.,
                    FRDO, 0.95%, 03/05/04                                                            1,385
          9,100   New York State Urban Development Corp.,
                    Floating Rate Trust Receipts, Ser. SG-163,
                    Rev., 0.96%, 03/01/04                                                            9,100
          2,000   New York State, Housing Finance Agency,
                    Saxony Housing, 240 E. 39th St. Housing,
                    Rev., FRDO, 0.94%, 03/04/04                                                      2,000
          1,900   New York State, Local Government Assistance
                    Corp., Ser. F, Rev., FRDO, 0.90%, 03/02/04                                       1,900
         14,675   New York State, Power Authority, General
                    Purpose, GO, FRDO, 0.90%, 03/01/04                                              14,675
         10,000   New York State, Ser. A, GO, FRDO,
                    1.05%, 02/07/05                                                                 10,000
         15,000   New York Water, 0.98%, 06/10/04                                                   15,000
         12,260   Newburgh City School District, GO, RAN,
                    1.38%, 05/27/04                                                                 12,260
          6,000   Newburgh City School District, GO, RAN,
                    1.50%, 06/24/04                                                                  6,008
          4,995   Niagara Falls Bridge Commission, Tolls, FLOATS,
                    Ser. PA-530, 0.96%, 03/05/04                                                     4,995
          5,000   Niagara Falls City School District, Ser. B, GO,
                    RAN, 2.50%, 10/08/04                                                             5,027
          2,000   North Hempstead, New York, Landfill
                    Improvements, Ser. B, GO, BAN,
                    1.50%, 04/15/04                                                                  2,000

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$         6,820   Oneida County IDA, Champion Home, Rev.,
                    FRDO, 1.00%, 03/04/04                                                  $         6,820
          3,060   Oneida County IDA, Rev., FRDO, 1.10%, 03/05/04                                     3,060
         19,500   Oneida Indian Nation, Rev., FRDO, 0.92%, 03/04/04                                 19,500
          5,275   Onondaga County IDA, IDR, Albany Molecular
                    Research Project, Rev., FRDO, 0.94%, 03/02/04                                    5,275
         15,000   Onondaga County IDA, Solid Waste Disposal
                    Facilities, Solvay Paperboard Project, Ser. A,
                    Rev., FRDO, 1.05%, 03/03/04                                                     15,000
         10,000   Onondaga County IDA, Solid Waste Disposal
                    Facility, Solvay Paperboard Project, Rev.,
                    FRDO, 1.05%, 03/01/04                                                           10,000
         19,000   Onondaga County IDA, Solid Waste Disposal
                    Facility, Solvay Paperboard Project, Rev.,
                    FRDO, 1.05%, 03/03/04                                                           19,000
         19,405   Oxford Academy & Central School District, GO,
                    BAN, 1.38%, 06/18/04                                                            19,428
          8,500   Oyster Bay, New York, Ser. A, GO, BAN,
                    2.00%, 01/21/05                                                                  8,564
          4,000   Oyster Bay, New York, Ser. A, GO, TAN,
                    2.00%, 01/21/05                                                                  4,026
          2,000   Oyster Bay, New York, Ser. B, BAN, 1.38%, 06/11/04                                 2,002
          2,000   Oyster Bay, New York, Ser. C, BAN, 1.38%, 06/11/04                                 2,002
         10,000   Phelps-Clifton Springs Central School District, GO,
                    BAN, 1.63%, 04/30/04                                                            10,007
          7,250   Phelps-Clifton Springs Central School District, GO,
                    BAN, 1.63%, 06/18/04                                                             7,261
         12,655   Port Authority of New York & New Jersey, Trust
                    Receipts, Ser. 10, Class F, Rev., FRDO, FSA,
                    0.94%, 03/06/04                                                                 12,655
          1,115   Port Jervis IDA, The Future Home Tech, Inc.,
                    Rev., FRDO, 1.05%, 03/02/04                                                      1,115
          6,360   Poughkeepsie IDA, Senior Living Facility,
                    Manor at Woodside Project, Rev., FRDO,
                    1.00%, 03/03/04                                                                  6,360
         10,000   Ravena Coeymans Selkirk Central School District,
                    GO, BAN, 1.50%, 06/18/04                                                        10,015
         14,000   Rochester, New York, Ser. I, GO, BAN,
                    2.00%, 03/04/04                                                                 14,001
          8,000   Rochester, New York, Ser. II, GO, BAN,
                    2.00%, 10/22/04                                                                  8,046
            525   Rockland County IDA, IDR, X Products Corp.
                    Project, Rev., FRDO, 1.00%, 03/02/04                                               525
          1,555   Rockland County IDA, Shock Tech, Inc. Project,
                    Rev., FRDO, 1.10%, 03/03/04                                                      1,555
            500   Rome City School District, GO, RAN,
                    1.75%, 06/25/04                                                                    501
         13,620   Sidney Central School District, GO, BAN,
                    2.00%, 10/01/04                                                                 13,692
          7,000   South Glens Falls Central School District, RAN,
                    1.38%, 06/17/04                                                                  7,006

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$         2,000   Southeast IDA, IDR, Unilock New York, Inc.
                    Project, Rev., FRDO, 1.02%, 03/01/04                                   $         2,000
         10,300   Steuben-Allegany Counties Board of
                    Cooperative Educational Services Sole
                    Supervisory District, GO, RAN,
                    1.25%, 06/30/04                                                                 10,309
          4,700   Steuben-Allegany Counties Board of
                    Cooperative Educational Services, Sole
                    Supervisory District, GO, RAN,
                    2.13%, 06/30/04                                                                  4,714
          3,430   Suffolk County IDA, Civic Facilities,
                    Guide Dog Foundation, Inc., Rev., FRDO,
                    0.94%, 03/04/04                                                                  3,430
            300   Suffolk County Water Authority, Rev., BAN,
                    FRDO, 0.92%, 03/03/04                                                              300
          5,000   Suffolk County Water Authority, Rev., BAN,
                    FRDO, 0.92%, 03/06/04                                                            5,000
          2,335   Sullivan West Central School District, GO,
                    BAN, 1.25%, 06/18/04                                                             2,336
         10,000   Sullivan West Central School District, GO,
                    BAN, 1.63%, 04/16/04                                                            10,006
         19,630   The New York Power Authority, General
                    Purpose, GO, FRDO, 0.90%, 03/01/04                                              19,630
         34,985   Tobacco Settlement Financing Authority,
                    FLOATS, Ser. PT-1911, 0.96%, 06/01/04                                           34,985
          7,495   Tobacco Settlement Financing Authority, Ser.
                    TOCS-2003, Rev., FRDO, 1.
                    14%, 06/01/04                                                                    7,495
          7,400   Tompkins-Seneca-Tioga Board of Cooperative
                    Educational Services, GO, RAN,
                    1.75%, 06/30/04                                                                  7,416
          6,200   Tompkins-Seneca-Tioga Board of Cooperative
                    Educational Services, Sole Supervisory
                    District, Rev., RAN, 1.50%, 06/30/04                                             6,208
          2,500   Triborough Bridge & Tunnel Authority,
                    EAGLE Ser. 2003-2004, Class A, Rev., FRDO,
                    FGIC, 0.97%, 03/06/04                                                            2,500
          7,675   Triborough Bridge & Tunnel Authority,
                    FLOATS, Ser. PA-1080, Rev., FRDO,
                    0.99%, 03/04/04                                                                  7,675
            360   Triborough Bridge & Tunnel Authority,
                    FLOATS, Ser. PA-1090, Rev., FRDO, MBIA-IBC,
                    0.96%, 03/03/04                                                                    360
          3,930   Triborough Bridge & Tunnel Authority,
                  FLOATS, Ser. PA-200, Rev., FRDO, (p),
                    0.99%, 03/04/04                                                                  3,930
          4,995   Triborough Bridge & Tunnel Authority,
                    FLOATS, Ser. PA-665, Rev., 0.99%, 03/06/04                                       4,995
            100   Triborough Bridge & Tunnel Authority,
                    General Purpose, Ser. B, Rev., FRDO, AMBAC,
                    0.91%, 03/02/04                                                                    100

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  NEW YORK -- CONTINUED
$         3,400   Triborough Bridge & Tunnel Authority,
                    General Purpose, Ser. C, Rev., FRDO,
                    AMBAC, 0.91%, 03/02/04                                                 $         3,400
          6,490   Triborough Bridge & Tunnel Authority,
                    Special Obligation, Ser. B, Rev., FRDO, FSA,
                    0.91%, 03/01/04                                                                  6,490
             95   Triborough Bridge & Tunnel Authority,
                    Special Obligation, Ser. D, Rev., FRDO, FSA,
                    0.91%, 03/07/04                                                                     95
          4,300   Unadilla Valley Central School District, GO,
                    BAN, 1.63%, 06/28/04                                                             4,307
          5,000   Utica City School District, GO, BAN,
                    2.00%, 09/24/04                                                                  5,022
         19,350   Watkins Glen Central School District, Ser. B,
                    GO, BAN, 1.38%, 06/17/04                                                        19,350
          4,685   Westchester County IDA, Civic Facilities,
                    Community Housing Innovations, Inc., Rev.,
                    FRDO, 0.94%, 03/04/04                                                            4,685
          2,630   Westchester County IDA, Civic Facilities,
                    The Masters School, Rev., FRDO,
                    1.00%, 03/04/04                                                                  2,630
          6,500   Westchester County IDA, IDR, Levister
                    Redevelopment Co., LLC, Ser. A, Rev.,
                    FRDO, 0.95%, 03/02/04                                                            6,500
          3,400   Williamson, New York, GO, BAN,
                    2.00%, 09/17/04                                                                  3,415
                                                                                           ---------------
                                                                                                 1,800,287

                  PUERTO RICO -- 3.9%
          6,388   Government Development Bank,
                    1.00%, 06/04/04                                                                  6,388
         10,045   Municipal Securities Trust Certificates,
                    Ser. 7005, Class A, Special Obligation,
                    FRDO, (p), 0.91%, 03/03/04                                                      10,045
         20,800   Puerto Rico Commonwealth, 0.99%, 06/29/04                                         20,800
          2,000   Puerto Rico Commonwealth, 0.99%, 07/14/04                                          2,000
         11,055   Puerto Rico Commonwealth, 0.99%, 07/21/04                                         11,055
          6,000   Puerto Rico Commonwealth, Floating Rate
                    Trust Receipts, Ser. M-4J, GO, FRDO, FSA,
                    0.96%, 03/04/04                                                                  6,000
            360   Puerto Rico Commonwealth, FLOATS, Ser.
                    PA-625, GO, FRDO, AMBAC,
                    0.93%, 03/04/04                                                                    360
            150   Puerto Rico Commonwealth, Trust Receipts,
                    Ser. 3, Class F, GO, FRDO, MBIA,
                    0.94%, 03/04/04                                                                    150
         15,224   Puerto Rico Highway & Transportation
                    Authority, FLOATS, Ser. 815-D, Rev., FRDO,
                    MBIA, 0.97%, 03/02/04                                                           15,224

                       See notes to financial statements.

      PRINCIPAL
         AMOUNT   ISSUER                                                                             VALUE
----------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED

                  PUERTO RICO -- CONTINUED
$           895   Puerto Rico Highway & Transportation
                    Authority, Ser. II-R-66, Rev., FRDO, MBIA-IBC,
                    0.97%, 03/07/04                                                        $           895
                                                                                           ---------------
                                                                                                    72,917

----------------------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                              $     1,873,204
                  (Cost $1,873,204)*
----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Abbreviations:
*        -- The cost of securities is substantially the same for federal income tax purposes.
#        -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
(i)      -- Security is illiquid and may be difficult to sell.
(p)      -- Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
Adj.     -- Adjustable. Maturity date shown is actual maturity date. The interest rate shown is the rate in effect at February 29, 2004.
ACES     -- Auction Rate Securities.
AMBAC    -- American Municipal Bond Assurance Corp.
BAN      -- Bond Anticipation Note.
CONS     -- Consolidated Bonds.
COP      -- Certificates of Participation.
DN       -- Discount Note: The rate shown is the effective yield at the date of purchase.
EAGLE    -- Earnings of accrual generated on local tax-exempt securities.
FGIC     -- Financial Guaranty Insurance Co.
FLOATS   -- Floating Auction Tax Exempts.
FRDO     -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at February 29, 2004.
FRN      -- Floating Rate Note. The maturity date shown is the actual maturity date. The rate shown is the rate in effect at February 29, 2004.
FSA      -- Financial Securities Assurance.
GAN      -- Grant Anticipation Note.
GO       -- General Obligation Bond.
IBC      -- Insured Bond Certificates.
IDA      -- Industrial Development Authority.
IDB      -- Industrial Development Board.
IDR      -- Industrial Development Revenue.
MBIA     -- Municipal Bond Insurance Association.
MTN      -- Medium Term Note.
PCFA     -- Pollution Control Financing Authority.
PCR      -- Pollution Control Revenue.
PUTTERS  -- Puttable Tax Exempt Receipt.
RAN      -- Revenue Anticipation Note.
Rev.     -- Revenue Bond.
Ser.     -- Series.
SUB      -- Step-up bond. The rate shown is the rate in effect as of
            February 29, 2004.
TAN      -- Tax Anticipation Note.
TAW      -- Tax Anticipation Warrant.
TRAN     -- Tax & Revenue Anticipation Note.
USD      -- United States Dollar.

                       See notes to financial statements.

JPMORGAN FUNDS

Statement of Assets & Liabilities

As of February 29, 2004 (unaudited)

(Amounts in thousands, except per share amounts)

                                                                                    PRIME
                                                                                 MONEY MARKET
                                                                                     FUND
-----------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                                            $    46,955,782
     Cash                                                                               400,024
     Receivables:
      Fund shares sold                                                                      422
      Interest                                                                           49,296
-----------------------------------------------------------------------------------------------
   Total Assets                                                                      47,405,524
-----------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Dividends                                                                          15,726
      Investment securities purchased                                                   225,000
     Accrued liabilities:
      Investment advisory fees                                                            3,754
      Administration fees                                                                 3,191
      Shareholder servicing fees                                                          2,989
      Distribution fees                                                                      96
      Custodian fees                                                                        928
      Trustees' fees -- deferred compensation plan                                        2,340
      Other                                                                               1,068
-----------------------------------------------------------------------------------------------
   Total Liabilities                                                                    255,092
-----------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                                 47,150,411
     Accumulated net realized gain (loss) on investments                                     21
-----------------------------------------------------------------------------------------------
   Total Net Assets                                                             $    47,150,432
-----------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($0.001 par value; unlimited number
   of shares authorized):
     Morgan                                                                           4,318,545
     Premier                                                                          5,600,892
     Agency                                                                          12,751,616
     Class B                                                                              7,477
     Class C                                                                                315
     Institutional                                                                   23,430,170
     Reserve                                                                            280,666
     Select                                                                             689,682
     Cash Management                                                                     71,696
   Net asset value, offering and redemption price per share (all classes)*      $          1.00
-----------------------------------------------------------------------------------------------
   Cost of investments                                                          $    46,955,782
===============================================================================================

*Redemption price for Class B and Class C may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

                                                                                 LIQUID ASSETS    U.S. GOVERNMENT
                                                                                  MONEY MARKET      MONEY MARKET
                                                                                      FUND             FUND
-----------------------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                                            $     2,986,456   $     9,573,653
     Cash                                                                                    --^                1
     Receivables:
      Investment securities sold                                                             --           193,004
      Fund shares sold                                                                       36               149
      Interest                                                                            5,835             6,798
-----------------------------------------------------------------------------------------------------------------
   Total Assets                                                                       2,992,327         9,773,605
-----------------------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Dividends                                                                             609             1,813
      Investment securities purchased                                                        --           701,797
     Accrued liabilities:
      Investment advisory fees                                                              262               729
      Administration fees                                                                    53               394
      Shareholder servicing fees                                                             48             1,172
      Distribution fees                                                                      --               122
      Custodian fees                                                                         75               198
      Trustees' fees -- deferred compensation plan                                            6             1,095
      Other                                                                                 152                93
-----------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                      1,205           707,413
-----------------------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                                  2,991,075         9,066,164
     Accumulated undistributed (overdistributed) net
      investment income                                                                       3                --^
     Accumulated net realized gain (loss)
      on investments                                                                         44                28
-----------------------------------------------------------------------------------------------------------------
   Total Net Assets                                                             $     2,991,122   $     9,066,192
-----------------------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($0.001 par value; unlimited number
   of shares authorized):
     Morgan                                                                              20,118         2,580,825
     Premier Shares                                                                      40,060           547,378
     Agency Shares                                                                      411,135         4,106,101
     Institutional Shares                                                             2,519,762         1,831,903
   Net asset value, offering and redemption price
     per share (all classes)                                                    $          1.00   $          1.00
-----------------------------------------------------------------------------------------------------------------
   Cost of investments                                                          $     2,986,456   $     9,573,653
=================================================================================================================

^ Amount rounds to less than one thousand.

                       See notes to financial statements.

                                                                                 TREASURY PLUS        FEDERAL
                                                                                 MONEY MARKET      MONEY MARKET
                                                                                     FUND              FUND
-----------------------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                                            $     4,143,595   $     3,237,121
     Cash                                                                                 2,879                --^
     Receivables:
      Investment securities sold                                                             --           384,895
      Interest                                                                            6,955             4,855
      Expense reimbursements                                                                  1                --
-----------------------------------------------------------------------------------------------------------------
   Total Assets                                                                       4,153,430         3,626,871
-----------------------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Dividends                                                                             988             1,284
     Accrued liabilities:
      Investment advisory fees                                                              305               288
      Administration fees                                                                   213               239
      Shareholder servicing fees                                                            501               352
      Distribution fees                                                                      66                 8
      Custodian fees                                                                        104               102
      Trustees' fees -- deferred compensation plan                                          413               181
      Other                                                                                 304               204
-----------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                      2,894             2,658
-----------------------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                                  4,150,576         3,624,271
     Accumulated undistributed (overdistributed) net
      investment income                                                                     (46)              (56)
     Accumulated net realized gain (loss)
      on investments                                                                          6                (2)
-----------------------------------------------------------------------------------------------------------------
   Total Net Assets                                                             $     4,150,536   $     3,624,213
-----------------------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($0.001 par value; unlimited number
   of shares authorized):
     Morgan                                                                             664,020           260,050
     Premier                                                                          1,110,188         1,360,589
     Agency                                                                           1,392,317           327,988
     Institutional                                                                      747,486         1,676,119
     Reserve                                                                            236,617                --
   Net asset value, offering and redemption price
     per share (all classes)                                                    $          1.00   $          1.00
-----------------------------------------------------------------------------------------------------------------
   Cost of investments                                                          $     4,143,595   $     3,237,121
=================================================================================================================

^ Amount rounds to less than one thousand.

                       See notes to financial statements.

                                                                                  100% U.S.
                                                                             TREASURY SECURITIES     TAX FREE
                                                                                 MONEY MARKET      MONEY MARKET
                                                                                    FUND               FUND
-----------------------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                                           $     5,061,402    $    12,063,068
     Cash                                                                               51,609                 73
     Receivables:
      Fund shares sold                                                                       5                 30
      Interest                                                                          13,769             36,693
-----------------------------------------------------------------------------------------------------------------
   Total Assets                                                                      5,126,785         12,099,864
-----------------------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Dividends                                                                          1,018              3,723
      Investment securities purchased                                                       --             28,470
     Accrued liabilities:
      Investment advisory fees                                                             421                958
      Administration fees                                                                  366                824
      Shareholder servicing fees                                                           783                900
      Distribution fees                                                                     27                 12
      Custodian fees                                                                        88                238
      Trustees' fees -- deferred compensation plan                                         602                263
      Other                                                                                554                417
-----------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                     3,859             35,805
-----------------------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                                 5,122,741         12,066,370
     Accumulated undistributed (overdistributed)
      net investment income                                                                 --             (3,878)
     Accumulated net realized gain (loss)
      on investments                                                                       185              1,567
-----------------------------------------------------------------------------------------------------------------
   Total Net Assets                                                            $     5,122,926    $    12,064,059
-----------------------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($0.001 par value; unlimited number
   of shares authorized):
     Morgan                                                                          2,262,164            598,666
     Premier                                                                           544,762          3,568,160
     Agency                                                                            952,744            794,966
     Institutional                                                                   1,363,144          7,104,383
   Net asset value, offering and redemption price
     per share (all classes)                                                   $          1.00    $          1.00
-----------------------------------------------------------------------------------------------------------------
   Cost of investments                                                         $     5,061,402    $    12,063,068
=================================================================================================================

                       See notes to financial statements.

                                                                                   CALIFORNIA        NEW YORK
                                                                                    TAX FREE         TAX FREE
                                                                                  MONEY MARKET     MONEY MARKET
                                                                                      FUND             FUND
-----------------------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                                            $       164,945   $     1,873,204
     Receivables:
      Fund shares sold                                                                       10                 2
      Interest                                                                              518             6,467
-----------------------------------------------------------------------------------------------------------------
   Total Assets                                                                         165,473         1,879,673
-----------------------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Due to custodian                                                                       15                 5
      Dividends                                                                              45               184
      Investment securities purchased                                                        --            31,476
     Accrued liabilities:
      Investment advisory fees                                                               13               149
      Administration fees                                                                     4               137
      Shareholder servicing fees                                                             36               522
      Distribution fees                                                                      --                31
      Custodian fees                                                                          8                48
      Trustees' fees -- deferred compensation plan                                           11               240
      Other                                                                                  34               267
-----------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                        166            33,059
-----------------------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                                    165,355         1,846,167
     Accumulated undistributed (overdistributed) net
      investment income                                                                     (49)             (262)
     Accumulated net realized gain (loss)
      on investments                                                                          1               709
-----------------------------------------------------------------------------------------------------------------
   Total Net Assets                                                             $       165,307   $     1,846,614
-----------------------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($0.001 par value; unlimited number
   of shares authorized):
     Morgan                                                                             165,371         1,663,382
     Reserve                                                                                 --           182,887
   Net asset value, offering and redemption price
     per share (all classes)                                                    $          1.00   $          1.00
-----------------------------------------------------------------------------------------------------------------
   Cost of investments                                                          $       164,945   $     1,873,204
=================================================================================================================

                       See notes to financial statements.

Statement of Operations

For the six months ended February 29, 2004 (unaudited)

(Amounts in thousands)

                                                                                    PRIME
                                                                                 MONEY MARKET
                                                                                     FUND
-----------------------------------------------------------------------------------------------
   INTEREST INCOME:                                                             $       273,908
-----------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                            24,184
     Administration fees                                                                 24,184
     Shareholder servicing fees                                                          35,073
     Distribution fees                                                                      758
     Custodian and accounting fees                                                        1,573
     Printing and postage                                                                    52
     Professional fees                                                                      514
     Registration fees                                                                       24
     Transfer agent fees                                                                  1,837
     Trustees' fees                                                                         463
     Other                                                                                  736
-----------------------------------------------------------------------------------------------
   Total expenses                                                                        89,398
-----------------------------------------------------------------------------------------------
     Less amounts waived                                                                 19,240
     Less earnings credits                                                                    1
-----------------------------------------------------------------------------------------------
      Net expenses                                                                       70,157
-----------------------------------------------------------------------------------------------
   Net investment income                                                                203,751
-----------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investment transactions                                            20
-----------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations                      $       203,771
===============================================================================================

                       See notes to financial statements.

                                                                                 LIQUID ASSETS    U.S. GOVERNMENT
                                                                                 MONEY MARKET      MONEY MARKET
                                                                                     FUND              FUND
-----------------------------------------------------------------------------------------------------------------
   INTEREST INCOME:                                                             $        17,552   $        50,597
-----------------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                             1,530             4,624
     Administration fees                                                                  1,530             4,624
     Shareholder servicing fees                                                           1,592             8,577
     Distribution fees                                                                        9             1,725
     Custodian and accounting fees                                                          130               308
     Printing and postage                                                                    11                28
     Professional fees                                                                       56                88
     Registration fees                                                                       37               107
     Transfer agent fees                                                                     78               271
     Trustees' fees                                                                          23                89
     Other                                                                                   50               112
-----------------------------------------------------------------------------------------------------------------
   Total expenses                                                                         5,046            20,553
-----------------------------------------------------------------------------------------------------------------
     Less amounts waived                                                                  2,526             3,940
     Less earnings credits                                                                    1                --
-----------------------------------------------------------------------------------------------------------------
      Net expenses                                                                        2,519            16,613
-----------------------------------------------------------------------------------------------------------------
   Net investment income                                                                 15,033            33,984
-----------------------------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investment
      transactions                                                                           65                17
-----------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from operations                                                           $        15,098   $        34,001
=================================================================================================================

                       See notes to financial statements.

                                                                                 TREASURY PLUS        FEDERAL
                                                                                 MONEY MARKET      MONEY MARKET
                                                                                     FUND              FUND
-----------------------------------------------------------------------------------------------------------------
   INTEREST INCOME:                                                             $        20,120   $        19,271
-----------------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                             1,985             1,833
     Administration fees                                                                  1,985             1,833
     Shareholder servicing fees                                                           4,015             3,181
     Distribution fees                                                                      698               141
     Custodian and accounting fees                                                          147               121
     Printing and postage                                                                    10                 6
     Professional fees                                                                       56                52
     Registration fees                                                                      302                --
     Transfer agent fees                                                                    142               237
     Trustees' fees                                                                          38                35
     Other                                                                                   77                58
-----------------------------------------------------------------------------------------------------------------
   Total expenses                                                                         9,455             7,497
-----------------------------------------------------------------------------------------------------------------
     Less amounts waived                                                                  1,590             1,361
     Less expense reimbursements                                                              1                --
     Less earnings credits                                                                   --                --^
-----------------------------------------------------------------------------------------------------------------
      Net expenses                                                                        7,864             6,136
-----------------------------------------------------------------------------------------------------------------
   Net investment income                                                                 12,256            13,135
-----------------------------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investment
      transactions                                                                          261                (7)
-----------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from operations                                                           $        12,517   $        13,128
=================================================================================================================

^ Amount rounds to less than one thousand.

                       See notes to financial statements.

                                                                                  100% U.S.
                                                                             TREASURY SECURITIES     TAX FREE
                                                                                 MONEY MARKET      MONEY MARKET
                                                                                     FUND              FUND
-----------------------------------------------------------------------------------------------------------------
   INTEREST INCOME:                                                            $        24,749    $        59,837
-----------------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                            2,519              5,734
     Administration fees                                                                 2,519              5,734
     Shareholder servicing fees                                                          5,886              9,046
     Distribution fees                                                                   1,180                302
     Custodian and accounting fees                                                         176                362
     Printing and postage                                                                   10                 27
     Professional fees                                                                      50                123
     Registration fees                                                                      --                  9
     Transfer agent fees                                                                   383                164
     Trustees' fees                                                                         48                110
     Other                                                                                  49                149
-----------------------------------------------------------------------------------------------------------------
   Total expenses                                                                       12,820             21,760
-----------------------------------------------------------------------------------------------------------------
     Less amounts waived                                                                 2,240              4,626
     Less expense reimbursements                                                            10                 --
     Less earnings credits                                                                  --                  3
-----------------------------------------------------------------------------------------------------------------
      Net expenses                                                                      10,570             17,131
-----------------------------------------------------------------------------------------------------------------
   Net investment income                                                                14,179             42,706
-----------------------------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investment
      transactions                                                                         350              1,486
-----------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from operations                                                          $        14,529    $        44,192
=================================================================================================================

                       See notes to financial statements.

                                                                                  CALIFORNIA         NEW YORK
                                                                                   TAX FREE          TAX FREE
                                                                                 MONEY MARKET      MONEY MARKET
                                                                                     FUND              FUND
-----------------------------------------------------------------------------------------------------------------
   INTEREST INCOME:                                                             $           803   $         9,583
-----------------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                                77               916
     Administration fees                                                                     77               916
     Shareholder servicing fees                                                             271             3,206
     Distribution fees                                                                       77             1,087
     Custodian and accounting fees                                                           14                69
     Printing and postage                                                                    --                 7
     Professional fees                                                                       26                47
     Registration fees                                                                       41                --
     Transfer agent fees                                                                     22               245
     Trustees' fees                                                                           1                18
     Other                                                                                    5                39
-----------------------------------------------------------------------------------------------------------------
   Total expenses                                                                           611             6,550
-----------------------------------------------------------------------------------------------------------------
     Less amounts waived                                                                    186               972
     Less earnings credits                                                                   --^                2
-----------------------------------------------------------------------------------------------------------------
      Net expenses                                                                          425             5,576
-----------------------------------------------------------------------------------------------------------------
   Net investment income                                                                    378             4,007
-----------------------------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investment transactions                                             1               291
-----------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from operations                                                           $           379   $         4,298
=================================================================================================================

^ Amount rounds to less than one thousand.

                       See notes to financial statements.

Statement of Changes in Net Assets For the periods indicated (unaudited)

(Amounts in thousands)

                                                                                     PRIME MONEY MARKET FUND
                                                                                ---------------------------------
                                                                                     9/1/03             YEAR
                                                                                    THROUGH            ENDED
                                                                                    2/29/04           8/31/03
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                          $       203,751   $       602,371
 Net realized gain (loss) on investments                                                     20                 9
-----------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                                               203,771           602,380
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                                 (202,438)         (603,707)
 Net realized gain on investment transactions                                                --              (147)
-----------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                                 (202,438)         (603,854)
-----------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                                 (2,299,130)          519,344
-----------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                           (2,297,797)          517,870

NET ASSETS:

 Beginning of period                                                                 49,448,229        48,930,359
-----------------------------------------------------------------------------------------------------------------
 End of period                                                                  $    47,150,432   $    49,448,229
-----------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME              $            --   $        (1,313)
-----------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                                           LIQUID ASSETS
                                                                                         MONEY MARKET FUND
                                                                                ---------------------------------
                                                                                    9/1/03             YEAR
                                                                                    THROUGH            ENDED
                                                                                    2/29/04           8/31/03
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                          $        15,033   $        28,307
 Net realized gain (loss) on investments                                                     65                73
-----------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                                                15,098            28,380
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                                  (15,021)          (28,315)
 Net realized gain on investment transactions                                               (88)               (6)
-----------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                                  (15,109)          (28,321)
-----------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                                    419,676         1,356,372
-----------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                              419,665         1,356,431

NET ASSETS:

 Beginning of period                                                                  2,571,457         1,215,026
-----------------------------------------------------------------------------------------------------------------
 End of period                                                                  $     2,991,122   $     2,571,457
-----------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME              $             3   $            (9)
-----------------------------------------------------------------------------------------------------------------

                                                                                         U.S. GOVERNMENT
                                                                                        MONEY MARKET FUND
                                                                                ---------------------------------
                                                                                    9/1/03            YEAR
                                                                                    THROUGH           ENDED
                                                                                    2/29/04          8/31/03
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                          $        33,984   $        95,487
 Net realized gain (loss) on investments                                                     17               281
-----------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                                                34,001            95,768
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                                  (33,824)          (95,524)
 Net realized gain on investment transactions                                              (267)               (3)
-----------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                                  (34,091)          (95,527)
-----------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                                   (415,883)          115,592
-----------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                             (415,973)          115,833

NET ASSETS:

 Beginning of period                                                                  9,482,165         9,366,332
-----------------------------------------------------------------------------------------------------------------
 End of period                                                                  $     9,066,192   $     9,482,165
-----------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME              $            --^  $          (160)
-----------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                       See notes to financial statements.

                                                                                            TREASURY PLUS
                                                                                          MONEY MARKET FUND
                                                                                ---------------------------------
                                                                                     9/1/03            YEAR
                                                                                     THROUGH           ENDED
                                                                                     2/29/04          8/31/03
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                          $        12,256   $        37,997
 Net realized gain (loss) on investments                                                    261                15
-----------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                                                12,517            38,012
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                                  (12,256)          (38,099)
 Net realized gain on investment transactions                                                --                --
-----------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                                  (12,256)          (38,099)
-----------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                                    361,700          (215,318)
-----------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                              361,961          (215,405)

NET ASSETS:

 Beginning of period                                                                  3,788,575         4,003,980
-----------------------------------------------------------------------------------------------------------------
 End of period                                                                  $     4,150,536   $     3,788,575
-----------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME              $           (46)  $           (46)
-----------------------------------------------------------------------------------------------------------------

                                                                                             FEDERAL
                                                                                        MONEY MARKET FUND
                                                                                ---------------------------------
                                                                                    9/1/03             YEAR
                                                                                    THROUGH            ENDED
                                                                                    2/29/04           8/31/03
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                          $        13,135   $        44,931
 Net realized gain (loss) on investments                                                     (7)               24
-----------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                                                13,128            44,955
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                                  (13,005)          (44,861)
 Net realized gain on investment transactions                                                --               (66)
-----------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                                  (13,005)          (44,927)
-----------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                                     53,533          (761,408)
-----------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                               53,656          (761,380)

NET ASSETS:

 Beginning of period                                                                  3,570,557         4,331,937
-----------------------------------------------------------------------------------------------------------------
 End of period                                                                  $     3,624,213   $     3,570,557
-----------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME              $           (56)  $          (186)
-----------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                                        100% U.S. TREASURY
                                                                                            SECURITIES
                                                                                         MONEY MARKET FUND
                                                                                ---------------------------------
                                                                                    9/1/03             YEAR
                                                                                    THROUGH            ENDED
                                                                                    2/29/04           8/31/03
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                          $        14,179   $        48,374
 Net realized gain (loss) on investments                                                    350               231
-----------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                                                14,529            48,605
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                                  (14,143)          (48,312)
 Net realized gain on investment transactions                                              (347)              (60)
-----------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                                  (14,490)          (48,372)
-----------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                                    155,224          (268,077)
-----------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                              155,263          (267,844)

NET ASSETS:

 Beginning of period                                                                  4,967,663         5,235,507
-----------------------------------------------------------------------------------------------------------------
 End of period                                                                  $     5,122,926   $     4,967,663
-----------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME              $            --   $           (36)
-----------------------------------------------------------------------------------------------------------------

                                                                                             TAX FREE
                                                                                         MONEY MARKET FUND
                                                                                ---------------------------------
                                                                                     9/1/03           YEAR
                                                                                     THROUGH          ENDED
                                                                                     2/29/04         8/31/03
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                          $        42,706   $        93,998
 Net realized gain (loss) on investments                                                  1,486               858
-----------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                                                44,192            94,856
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                                  (42,766)          (94,379)
 Net realized gain on investment transactions                                                --                --
-----------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                                  (42,766)          (94,379)
-----------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                                    921,712         2,189,669
-----------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                              923,138         2,190,146

NET ASSETS:

 Beginning of period                                                                 11,140,921         8,950,775
-----------------------------------------------------------------------------------------------------------------
 End of period                                                                  $    12,064,059   $    11,140,921
-----------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME              $        (3,878)  $        (3,818)
-----------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                                        CALIFORNIA TAX FREE
                                                                                         MONEY MARKET FUND
                                                                                ---------------------------------
                                                                                     9/1/03            YEAR
                                                                                     THROUGH           ENDED
                                                                                     2/29/04          8/31/03
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                          $           378   $         1,118
 Net realized gain (loss) on investments                                                      1                 5
-----------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                                                   379             1,123
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                                     (378)           (1,133)
 Net realized gain (loss) on investment transactions                                         --                --
-----------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                                     (378)           (1,133)
-----------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                                     16,159           (13,914)
-----------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                               16,160           (13,924)

NET ASSETS:

 Beginning of period                                                                    149,147           163,071
-----------------------------------------------------------------------------------------------------------------
 End of period                                                                  $       165,307   $       149,147
-----------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME              $           (49)  $           (49)
-----------------------------------------------------------------------------------------------------------------

                                                                                       NEW YORK TAX FREE
                                                                                       MONEY MARKET FUND
                                                                                ---------------------------------
                                                                                    9/1/03            YEAR
                                                                                    THROUGH           ENDED
                                                                                    2/29/04          8/31/03
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                          $         4,007   $        14,980
 Net realized gain (loss) on investments                                                    291               417
-----------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                                                 4,298            15,397
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                                   (4,009)          (14,748)
 Net realized gain (loss) on investment transactions                                         --              (386)
-----------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                                   (4,009)          (15,134)
-----------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                                      8,927          (465,972)
-----------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                                9,216          (465,709)

NET ASSETS:

 Beginning of period                                                                  1,837,398         2,303,107
-----------------------------------------------------------------------------------------------------------------
 End of period                                                                  $     1,846,614   $     1,837,398
-----------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME              $          (262)  $          (260)
-----------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN FUNDS

Notes to Financial Statements (unaudited)

1. ORGANIZATION

JPMorgan Mutual Fund Trust ("MFT" or "the Trust") was organized on February 4, 1994 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company. MFT was formerly named Mutual Fund Trust. The name change went into effect May 1, 2003.

The following are nine separate portfolios of the Trust (collectively, the "Funds").

FUND                                        CLASSES OFFERED
--------------------------------------------------------------------------------
JPMorgan Prime Money Market Fund ("PRM")    Morgan, Premier, Agency, Class B,
                                            Class C, Institutional, Reserve,
                                            Select, Cash Management

JPMorgan Liquid Assets Money Market
Fund ("LA")                                 Morgan, Premier, Agency,
                                            Institutional

JPMorgan U.S. Government Money Market
Fund ("USG")                                Morgan, Premier, Agency,
                                            Institutional

JPMorgan Treasury Plus Money Market
Fund ("TP")                                 Morgan, Premier, Agency,
                                            Institutional, Reserve

JPMorgan Federal Money Market Fund ("FED")  Morgan, Premier, Agency,
                                            Institutional

JPMorgan 100% U.S. Treasury Securities
Money Market Fund ("USTS")                  Morgan, Premier, Agency,
                                            Institutional

JPMorgan Tax Free Money Market Fund ("TF")  Morgan, Premier, Agency,
                                            Institutional

JPMorgan California Tax Free Money Market
Fund ("CTF")                                Morgan

JPMorgan New York Tax Free Money Market
Fund ("NYTF")                               Morgan, Reserve

Class B and C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Morgan shares after 8 years. No sales charges are assessed with respect to Agency Class, Institutional Class, Premier Class, Select Class, Reserve Class, and Cash Management Class.

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement.

2. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost which approximates market value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

B. REPURCHASE AGREEMENTS -- PRM and LA may engage in repurchase agreement transactions that are collateralized by money market instruments or corporate debt securities that, at the time the transaction is entered into, are rated at least investment grade. USG, TP, FED, USTS, TF, CTF, and NYTF may engage in repurchase agreements that are fully collateralized, primarily by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

C. RESTRICTED AND ILLIQUID SECURITIES -- The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

E. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

F. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

G.DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

H. OTHER EXPENSES -- Other expenses in the Statement of Operations include fees related to insurance, pricing and reporting services.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. ("JPMIM") acts as the investment advisor to the Funds. Prior to September 1, 2003, pursuant to an Advisory agreement, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM") served as the Advisor to the Funds. On September 1, 2003, JPMFAM merged into JPMIM. Prior to October 1, 2003, JPMIM was a wholly owned subsidiary of J.P. Morgan Chase & Co. On October 1, 2003, JPMIM became a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of J.P. Morgan Chase & Co. The investment advisory services and personnel providing investment advice have not changed as a result of the merger and ownership change. Neither the merger nor the ownership change constituted an assignment under the 1940 Act or the Investment Advisers Act of 1940. The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.10% of the average daily net assets for each respective Fund.

The Advisor waived fees and/or reimbursed expenses as outlined in Note 3.F.

B. DISTRIBUTION FEES -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Morgan, Premier, Class B, Class C, Reserve and Cash Management Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                                                              CASH
FUND      MORGAN   PREMIER   CLASS B   CLASS C   RESERVE   MANAGEMENT
---------------------------------------------------------------------
PRM          n/a       n/a      0.75      0.75      0.25         0.50
LA          0.10       n/a       n/a       n/a       n/a          n/a
USG         0.10      0.10       n/a       n/a       n/a          n/a
TP          0.10       n/a       n/a       n/a      0.25          n/a
FED         0.10       n/a       n/a       n/a       n/a          n/a
USTS        0.10       n/a       n/a       n/a       n/a          n/a
TF          0.10       n/a       n/a       n/a       n/a          n/a
CTF         0.10       n/a       n/a       n/a       n/a          n/a
NYTF        0.10       n/a       n/a       n/a      0.30          n/a

In addition, JPMFD receives any contingent deferred sales charge ("CDSC") from redemptions of Class B and C shares.

The Distributor waived fees as outlined in Note 3.F.

C. SHAREHOLDER SERVICING FEES -- The Trust has entered into a Shareholder Servicing Agreement on behalf of the Funds with JP Morgan Chase Bank ("JPMCB"), under which JPMCB provides account administration and personal account maintenance services to the shareholders. For performing these services JPMCB receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                                                                            CASH
FUND   MORGAN   PREMIER   AGENCY   CLASS B   CLASS C   INSTITUTIONAL   RESERVE   SELECT   MANAGEMENT
----------------------------------------------------------------------------------------------------
PRM      0.35      0.25     0.10      0.25      0.25            0.10      0.25     0.25         0.25
LA       0.35      0.25     0.10       n/a       n/a            0.10       n/a      n/a          n/a
USG      0.35      0.25     0.10       n/a       n/a            0.10       n/a      n/a          n/a
TP       0.35      0.25     0.10       n/a       n/a            0.10      0.25      n/a          n/a
FED      0.35      0.25     0.10       n/a       n/a            0.10       n/a      n/a          n/a
USTS     0.35      0.25     0.10       n/a       n/a            0.10       n/a      n/a          n/a
TF       0.35      0.25     0.10       n/a       n/a            0.10       n/a      n/a          n/a
CTF      0.35       n/a      n/a       n/a       n/a             n/a       n/a      n/a          n/a
NYTF     0.35       n/a      n/a       n/a       n/a             n/a      0.35      n/a          n/a

The Funds may be sold to or through financial intermediaries who are customers of JPMCB, including financial institutions and broker-dealers, that may be paid fees by JPMCB or its affiliates for services provided to their clients that invest in the Funds. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Funds as investment alternatives may also be paid a fee.

The Shareholder Servicing Agents have waived fees as outlined in Note 3.F.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the average daily net assets for complex wide money market fund assets up to $100 billion and 0.05% on assets in excess of $100 billion.

BISYS Fund Services, LP ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator. The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                                                                                              CASH
FUND   MORGAN   PREMIER   AGENCY    CLASS B   CLASS C   INSTITUTIONAL   RESERVE   SELECT   MANAGEMENT
-----------------------------------------------------------------------------------------------------
PRM      0.59      0.45     0.26^^     1.24      1.24            0.20      0.70     0.44         0.97
LA       0.59      0.45     0.26        n/a       n/a            0.20       n/a      n/a          n/a
USG      0.59      0.45     0.26        n/a       n/a            0.20       n/a      n/a          n/a
TP       0.59      0.45     0.25        n/a       n/a            0.20      0.70      n/a          n/a
FED      0.70      0.45     0.26        n/a       n/a            0.20       n/a      n/a          n/a
USTS     0.59      0.46     0.25        n/a       n/a            0.20       n/a      n/a          n/a
TF       0.59      0.45     0.26        n/a       n/a            0.20       n/a      n/a          n/a
CTF      0.55       n/a      n/a        n/a       n/a             n/a       n/a      n/a          n/a
NYTF     0.59       n/a      n/a        n/a       n/a             n/a      0.79      n/a          n/a

^^ The limitation percentage prior to January 1, 2004, was 0.30%.

The contractual expense limitation agreements were in effect for the six months ended February 29, 2004 for the Funds. The expense limitation percentages in the table above are due to expire on December 31, 2004.

The Administrator waived fees and/or reimbursed expenses as outlined in Note
3.F.

F. WAIVERS AND REIMBURSEMENTS -- For the six months ended February 29, 2004, the Funds' vendors waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands):

                                    VOLUNTARY WAIVERS
                        ---------------------------------------------
                                         SHAREHOLDER
              FUND      ADMINISTRATION    SERVICING         TOTAL
              -------------------------------------------------------
              PRM       $         878   $       1,519   $       2,397
              LA                  761              --             761
              USTS                 14              --              14
              -------------------------------------------------------
              Total     $       1,653   $       1,519   $       3,172
              =======================================================

                                              CONTRACTUAL WAIVERS
             ----------------------------------------------------------------------------------
               INVESTMENT                        SHAREHOLDER                                       CONTRACTUAL
FUND             ADVISOR      ADMINISTRATION      SERVICING      DISTRIBUTION       TOTAL         REIMBURSEMENTS
----------------------------------------------------------------------------------------------------------------
PRM          $           --   $        2,668   $       14,175   $           --   $       16,843   $           --
LA                       --              463            1,293                9            1,765               --
USG                      --            2,119              922              899            3,940               --
TP                       --              709              590              291            1,590                1
FED                      --              309              960               92            1,361               --
USTS                     --              313              869            1,044            2,226               10
TF                       --              840            3,549              237            4,626               --
CTF                      --               54               54               78              186               --
NYTF                     --               73               --              899              972               --
----------------------------------------------------------------------------------------------------------------
Total        $           --   $        7,548   $       22,412   $        3,549   $       33,509   $           11
================================================================================================================

G. OTHER -- Certain officers of the Trust are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affliated with the Advisor.

The SEC has granted an exemptive order permitting each fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. CLASS SPECIFIC EXPENSES

The Funds' class specific expenses for the six months ended February 29, 2004 are as follows (amounts in thousands):

                                SHAREHOLDER
                                SERVICING        DISTRIBUTION     TRANSFER AGENT
--------------------------------------------------------------------------------
PRM
Morgan                          $        7,777   $           --   $        1,567
Premier                                  7,405               --               70
Agency                                   5,958               --               50
Class B                                     11               33                3
Class C                                      1                1              --^
Institutional                           12,448               --               62
Reserve                                    382              382               12
Select                                     921               --               63
Cash Management                            170              342               10
--------------------------------------------------------------------------------
Total                           $       35,073   $          758   $        1,837
--------------------------------------------------------------------------------
LA
Morgan                          $           33   $            9   $           26
Premier                                     63               --               14
Agency                                     208               --               15
Institutional                            1,288               --               23
--------------------------------------------------------------------------------
Total                           $        1,592   $            9   $           78
--------------------------------------------------------------------------------
USG
Morgan                          $        4,776   $        1,364   $          214
Premier                                    902              361               23
Agency                                   1,902               --               22
Institutional                              997               --               12
--------------------------------------------------------------------------------
Total                           $        8,577   $        1,725   $          271
--------------------------------------------------------------------------------
TP
Morgan                          $        1,390   $          397   $           69
Premier                                  1,427               --               23
Agency                                     630               --               21
Institutional                              267               --               12
Reserve                                    301              301               17
--------------------------------------------------------------------------------
Total                           $        4,015   $          698   $          142
--------------------------------------------------------------------------------
FED
Morgan                          $          494   $          141   $          166
Premier                                  1,658               --               34
Agency                                     177               --               20
Institutional                              852               --               17
--------------------------------------------------------------------------------
Total                           $        3,181   $          141   $          237
================================================================================

^ Amount rounds to less than one thousand.

                                SHAREHOLDER
                                SERVICING        DISTRIBUTION     TRANSFER AGENT
--------------------------------------------------------------------------------
USTS
Morgan                          $        4,130   $        1,180   $          333
Premier                                    695               --               13
Agency                                     441               --               28
Institutional                              620               --                9
--------------------------------------------------------------------------------
Total                           $        5,886   $        1,180   $          383
--------------------------------------------------------------------------------
TF
Morgan                          $        1,057   $          302   $           59
Premier                                  4,262               --               53
Agency                                     375               --               16
Institutional                            3,352               --               36
--------------------------------------------------------------------------------
Total                           $        9,046   $          302   $          164
--------------------------------------------------------------------------------
CTF
Morgan                          $          271   $           77   $           22
--------------------------------------------------------------------------------
NYTF
Morgan                          $        2,906   $          830   $          238
Reserve                                    300              257                7
--------------------------------------------------------------------------------
Total                           $        3,206   $        1,087   $          245
================================================================================

5. CLASS SPECIFIC DISTRIBUTIONS The Funds' class specific distributions from net investment income and realized gain on investment transactions for the six months ended February 29, 2004 and for the year ended August 31, 2003, respectively, are as follows (amounts in thousands):


                        SIX MONTHS ENDED 2/29/04        YEAR ENDED 8/31/03
                      ---------------------------   ---------------------------
                           NET                          NET
                       INVESTMENT      REALIZED      INVESTMENT      REALIZED
                         INCOME         GAIN           INCOME          GAIN
-------------------------------------------------------------------------------
PRM
Morgan                $     11,947   $         --   $     52,751   $         13
Premier                     20,046             --         57,405             15
Agency                      51,680             --        156,314             34
Class B                          4             --             33             --
Class C                         --             --              2             --
Institutional              115,466             --        322,886             80
Reserve                        653             --          3,076              1
Select                       2,531             --          9,496              2
Cash Management                111             --          1,744              2
-------------------------------------------------------------------------------
Total                 $    202,438   $         --   $    603,707   $        147
-------------------------------------------------------------------------------
LA

Morgan                $         57   $          1   $        167   $         --^
Premier                        187              1            551             --^
Agency                       1,944             13          2,856              1
Institutional               12,833             73         24,741              5
-------------------------------------------------------------------------------
Total                 $     15,021   $         88   $     28,315   $          6
-------------------------------------------------------------------------------
USG

Morgan                $      6,833   $         80   $     26,848   $          1
Premier                      2,308             19          9,729              1
Agency                      15,809            105         44,401              1
Institutional                8,874             63         14,546             --
-------------------------------------------------------------------------------
Total                 $     33,824   $        267   $     95,524   $          3
-------------------------------------------------------------------------------
TP

Morgan                $      1,682   $         --   $      6,988   $         --
Premier                      3,215             --          9,186             --
Agency                       4,810             --         13,515             --
Institutional                2,171             --          6,795             --
Reserve                        378                         1,615             --
-------------------------------------------------------------------------------
Total                 $     12,256   $         --   $     38,099   $         --
===============================================================================

^ Amount rounds to less than one thousand.

                        SIX MONTHS ENDED 2/29/04        YEAR ENDED 8/31/03
                      ---------------------------   ---------------------------
                           NET                          NET
                       INVESTMENT      REALIZED      INVESTMENT      REALIZED
                         INCOME         GAIN           INCOME          GAIN
-------------------------------------------------------------------------------
FED
Morgan                $        487   $         --   $      2,728   $          6
Premier                      3,943             --         13,807             23
Agency                       1,389             --          4,738              6
Institutional                7,186             --         23,588             31
-------------------------------------------------------------------------------
Total                 $     13,005   $         --   $     44,861   $         66
-------------------------------------------------------------------------------
USTS
Morgan                $      4,615   $        158   $     24,263   $         34
Premier                      1,463             39          4,451              7
Agency                       3,221             63         10,629              9
Institutional                4,844             87          8,969             10
-------------------------------------------------------------------------------
Total                 $     14,143   $        347   $     48,312   $         60
-------------------------------------------------------------------------------
TF
Morgan                $      1,375   $         --   $      4,971   $         --
Premier                     10,138             --         28,176             --
Agency                       2,941             --          9,026             --
Institutional               28,312             --         52,206             --
-------------------------------------------------------------------------------
Total                 $     42,766   $         --   $     94,379   $         --
-------------------------------------------------------------------------------
CTF
Morgan                $        378   $         --   $      1,133   $         --
-------------------------------------------------------------------------------
NYTF
Morgan                $      3,791   $         --   $     13,831   $        355
Reserve                        218             --            917             31
-------------------------------------------------------------------------------
Total                 $      4,009   $         --   $     14,748   $        386
===============================================================================

6. CONCENTRATIONS AND INDEMNIFICATIONS From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

As of February 29, 2004, LA and PRM invested 38.2% and 35.8%, respectively, of total investments in securities issued by institutions in the financial services industry including banks, broker dealers and insurance companies. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial services industry.

TF, CTF, and NYTF invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities, with CTF primarily investing in issuers in the State of California, and NYTF primarily investing in issuers in the State of New York. The issuers' abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. CORPORATE EVENT

On January 14, 2004, J.P. Morgan Chase & Co. and Bank One Corp. announced they have entered into an agreement and plan of merger. The merger is subject to the approval of the shareholders of both institutions as well as U.S. federal and state and foreign regulatory authorities. Completion of the transaction is expected to occur in mid-2004.

8. CAPITAL SHARE TRANSACTIONS

Capital share tranactions were as follows for the periods presented (amounts in thousands):

PRIME MONEY MARKET FUND

                                                                      MORGAN                              PREMIER
                                                         --------------------------------    --------------------------------
                                                            AMOUNT             SHARES             AMOUNT           SHARES
-----------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED FEBRUARY 29, 2004
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $   14,148,411        14,148,374    $   19,134,598        19,134,376
Shares issued in reinvestment of distributions                    9,095             9,095             3,264             3,265
Shares redeemed                                             (14,465,510)      (14,465,475)      (18,949,576)      (18,949,357)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $     (308,004)         (308,006)   $      188,286           188,284
=============================================================================================================================

                                                                             YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $   19,430,639        19,430,640    $   32,907,116        32,907,113
Shares issued in reinvestment of distributions                   39,643            39,643            10,165            10,165
Shares redeemed                                             (22,395,554)      (22,395,555)      (32,686,869)      (32,686,869)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $   (2,925,272)       (2,925,272)   $      230,412           230,409
=============================================================================================================================

                                                                      AGENCY                               CLASS B
                                                         --------------------------------    --------------------------------
                                                            AMOUNT             SHARES             AMOUNT           SHARES
-----------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED FEBRUARY 29, 2004
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $   36,809,648        36,809,644    $        3,146             3,146
Shares issued in reinvestment of distributions                   34,323            34,323                 4                 4
Shares redeemed                                             (36,741,014)      (36,741,014)           (5,777)           (5,777)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $      102,957           102,953    $       (2,627)           (2,627)
=============================================================================================================================

                                                                             YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $   75,329,197        75,329,195    $       16,176            16,177
Shares issued in reinvestment of distributions                  108,352           108,352                29                28
Shares redeemed                                             (75,351,083)      (75,351,084)          (19,413)          (19,413)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $       86,466            86,463    $       (3,208)           (3,208)
=============================================================================================================================

                                                                     CLASS C                           INSTITUTIONAL
                                                         --------------------------------    --------------------------------
                                                            AMOUNT             SHARES             AMOUNT           SHARES
-----------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED FEBRUARY 29, 2004
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $        1,022             1,022    $  124,045,607       124,045,598
Shares issued in reinvestment of distributions                       --^               --^           47,465            47,465
Shares redeemed                                                  (1,270)           (1,270)     (125,739,555)     (125,739,553)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $         (248)             (248)   $   (1,646,483)       (1,646,490)
=============================================================================================================================

                                                                             YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $        2,217             2,217    $  269,286,703       269,286,690
Shares issued in reinvestment of distributions                        1                 1           139,752           139,752
Shares redeemed                                                  (2,283)           (2,283)     (266,231,348)     (266,231,355)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $          (65)              (65)   $    3,195,107         3,195,087
=============================================================================================================================

                                                                      RESERVE                             SELECT
                                                         --------------------------------    --------------------------------
                                                            AMOUNT             SHARES             AMOUNT           SHARES
-----------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED FEBRUARY 29, 2004
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $    7,326,480         7,326,480    $    1,404,881         1,404,881
Shares issued in reinvestment of distributions                      337               337             2,459             2,459
Shares redeemed                                              (7,401,590)       (7,401,590)       (1,493,228)       (1,493,228)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $      (74,773)          (74,773)   $      (85,888)          (85,888)
=============================================================================================================================

                                                                             YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $      837,293           837,293    $    2,851,148         2,851,148
Shares issued in reinvestment of distributions                    1,651             1,651             9,195             9,195
Shares redeemed                                                (876,193)         (876,193)       (3,148,945)       (3,148,945)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $      (37,249)          (37,249)   $     (288,602)         (288,602)
=============================================================================================================================

^ Amount rounds to less than one thousand.

                                                                  CASH MANAGEMENT
                                                        ----------------------------------
                                                              AMOUNT            SHARES
------------------------------------------------------------------------------------------
                                                        SIX MONTHS ENDED FEBRUARY 29, 2004
------------------------------------------------------------------------------------------
Shares sold                                              $      377,354            377,354
Shares issued in reinvestment of distributions                       73                 73
Shares redeemed                                                (849,777)          (849,777)
------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $     (472,350)          (472,350)
==========================================================================================

                                                            YEAR ENDED AUGUST 31, 2003
------------------------------------------------------------------------------------------
Shares sold                                              $    2,026,984          2,026,986
Shares issued in reinvestment of distributions                      401                401
Shares redeemed                                              (1,765,630)        (1,765,630)
------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $      261,755            261,757
==========================================================================================

LIQUID ASSETS MONEY MARKET FUND

                                                                      MORGAN                              PREMIER
                                                         --------------------------------    --------------------------------
                                                            AMOUNT             SHARES             AMOUNT           SHARES
-----------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED FEBRUARY 29, 2004
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $       29,582            29,582    $      111,913           111,913
Shares issued in reinvestment of distributions                       51                51               153               153
Shares redeemed                                                 (27,919)          (27,919)         (108,021)         (108,021)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $        1,714             1,714    $        4,045             4,045
=============================================================================================================================

                                                                             YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $       41,433            41,433    $      254,965           254,965
Shares issued in reinvestment of distributions                      156               156               456               456
Shares redeemed                                                 (40,689)          (40,689)         (245,143)         (245,142)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $          900               900    $       10,278            10,279
=============================================================================================================================

                                                                      AGENCY                           INSTITUTIONAL
                                                         --------------------------------    --------------------------------
                                                            AMOUNT             SHARES             AMOUNT           SHARES
-----------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED FEBRUARY 29, 2004
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $    2,854,230         2,854,230    $    9,266,136         9,266,135
Shares issued in reinvestment of distributions                    1,718             1,718             8,442             8,442
Shares redeemed                                              (2,728,885)       (2,728,885)       (8,987,724)       (8,987,724)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $      127,063           127,063    $      286,854           286,853
=============================================================================================================================

                                                                             YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $    2,702,858         2,702,858    $    9,336,047         9,336,047
Shares issued in reinvestment of distributions                    2,258             2,258            18,384            18,384
Shares redeemed                                              (2,473,595)       (2,473,596)       (8,240,758)       (8,240,757)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $      231,521           231,520    $    1,113,673         1,113,674
=============================================================================================================================

U.S. GOVERNMENT MONEY MARKET FUND

                                                                     MORGAN                              PREMIER
                                                         --------------------------------    --------------------------------
                                                            AMOUNT             SHARES             AMOUNT           SHARES
-----------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED FEBRUARY 29, 2004
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $   91,338,255        91,338,255    $    1,822,634         1,822,634
Shares issued in reinvestment of distributions                    2,487             2,487             1,656             1,656
Shares redeemed                                             (91,835,966)      (91,835,966)       (2,390,645)       (2,390,645)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $     (495,224)         (495,224)   $     (566,355)         (566,355)
=============================================================================================================================

                                                                             YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $   11,505,562        11,505,571    $    4,867,870         4,867,870
Shares issued in reinvestment of distributions                   11,649            11,649             7,060             7,060
Shares redeemed                                             (11,815,954)      (11,815,963)       (4,808,850)       (4,808,850)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $     (298,743)         (298,743)   $       66,080            66,080
=============================================================================================================================

                                                                     AGENCY                            INSTITUTIONAL
                                                         --------------------------------    --------------------------------
                                                            AMOUNT             SHARES             AMOUNT           SHARES
-----------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED FEBRUARY 29, 2004
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $   13,874,878        13,874,877    $    6,761,228         6,761,228
Shares issued in reinvestment of distributions                   11,124            11,124             5,660             5,660
Shares redeemed                                             (13,544,993)      (13,544,993)       (6,462,201)       (6,462,201)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $      341,009           341,008    $      304,687           304,687
=============================================================================================================================

                                                                             YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $   28,452,633        28,452,632    $    9,580,574         9,580,573
Shares issued in reinvestment of distributions                   27,436            27,435             9,812             9,813
Shares redeemed                                             (29,211,858)      (29,211,859)       (8,510,342)       (8,510,342)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $     (731,789)         (731,792)   $    1,080,044         1,080,044
=============================================================================================================================

TREASURY PLUS MONEY MARKET FUND

                                                                     MORGAN                              PREMIER
                                                         --------------------------------    --------------------------------
                                                            AMOUNT             SHARES             AMOUNT           SHARES
-----------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED FEBRUARY 29, 2004
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $    2,968,341         2,968,341    $    3,171,573         3,171,573
Shares issued in reinvestment of distributions                      804               804               472               472
Shares redeemed                                              (3,087,432)       (3,087,432)       (3,290,003)       (3,290,003)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $     (118,287)         (118,287)   $     (117,958)         (117,958)
=============================================================================================================================

                                                                             YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $    5,531,658         5,531,657    $    6,571,629         6,571,629
Shares issued in reinvestment of distributions                    4,046             4,047             1,962             1,962
Shares redeemed                                              (5,856,791)       (5,856,795)       (6,163,135)       (6,163,134)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $     (321,087)         (321,091)   $      410,456           410,457
=============================================================================================================================

                                                                     AGENCY                            INSTITUTIONAL
                                                         --------------------------------    --------------------------------
                                                            AMOUNT             SHARES             AMOUNT           SHARES
-----------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED FEBRUARY 29, 2004
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $    4,148,265         4,148,264    $    3,079,899         3,079,898
Shares issued in reinvestment of distributions                    3,641             3,641               746               747
Shares redeemed                                              (4,006,376)       (4,006,375)       (2,630,630)       (2,630,630)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $      145,530           145,530    $      450,015           450,015
=============================================================================================================================

                                                                             YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $    8,914,743         8,914,743    $    6,993,523         6,993,523
Shares issued in reinvestment of distributions                    9,425             9,425             5,472             5,471
Shares redeemed                                              (9,093,885)       (9,093,885)       (7,133,307)       (7,133,302)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $     (169,717)         (169,717)   $     (134,312)         (134,308)
=============================================================================================================================

                                                                     RESERVE
                                                        ----------------------------------
                                                              AMOUNT            SHARES
------------------------------------------------------------------------------------------
                                                        SIX MONTHS ENDED FEBRUARY 29, 2004
------------------------------------------------------------------------------------------
Shares sold                                              $    2,552,430          2,552,430
Shares issued in reinvestment of distributions                      323                322
Shares redeemed                                              (2,550,353)        (2,550,353)
------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $        2,400              2,399
==========================================================================================

                                                            YEAR ENDED AUGUST 31, 2003
------------------------------------------------------------------------------------------
Shares sold                                              $      709,925            709,925
Shares issued in reinvestment of distributions                    1,377              1,378
Shares redeemed                                                (711,960)          (711,960)
------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $         (658)              (657)
==========================================================================================

FEDERAL MONEY MARKET FUND

                                                                     MORGAN                              PREMIER
                                                         --------------------------------    --------------------------------
                                                            AMOUNT             SHARES             AMOUNT           SHARES
-----------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED FEBRUARY 29, 2004
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $    3,136,297         3,136,297    $    3,384,273         3,384,272
Shares issued in reinvestment of distributions                      355               355               566               566
Shares redeemed                                              (3,187,610)       (3,187,610)       (3,239,196)       (3,239,196)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $      (50,958)          (50,958)   $      145,643           145,642
=============================================================================================================================

                                                                             YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $      730,646           730,643    $    5,877,312         5,877,310
Shares issued in reinvestment of distributions                    2,042             2,042             2,370             2,370
Shares redeemed                                                (873,924)         (873,923)       (6,069,550)       (6,069,550)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $     (141,236)         (141,238)   $     (189,868)         (189,870)
=============================================================================================================================

                                                                     AGENCY                            INSTITUTIONAL
                                                         --------------------------------    --------------------------------
                                                            AMOUNT             SHARES             AMOUNT           SHARES
-----------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED FEBRUARY 29, 2004
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $      803,388           803,388    $    3,273,160         3,229,324
Shares issued in reinvestment of distributions                      277               278             3,547             3,547
Shares redeemed                                                (809,166)         (809,166)       (3,312,358)       (3,268,523)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $       (5,501)           (5,500)   $      (35,651)          (35,652)
=============================================================================================================================

                                                                             YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $    1,916,272         1,916,272    $    6,055,216         6,054,030
Shares issued in reinvestment of distributions                    1,380             1,380            13,339            13,339
Shares redeemed                                              (2,106,886)       (2,106,886)       (6,309,625)       (6,308,433)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $     (189,234)         (189,234)   $     (241,070)         (241,064)
=============================================================================================================================

100% U.S. TREASURY SECURITIES MONEY MARKET FUND

                                                                     MORGAN                              PREMIER
                                                         --------------------------------    --------------------------------
                                                            AMOUNT             SHARES             AMOUNT           SHARES
-----------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED FEBRUARY 29, 2004
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $    3,971,851         3,971,850    $      909,417           909,417
Shares issued in reinvestment of distributions                    2,865             2,865               471               471
Shares redeemed                                              (4,247,750)       (4,247,749)         (854,008)         (854,008)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $     (273,034)         (273,034)   $       55,880            55,880
=============================================================================================================================

                                                                             YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $    6,776,952         6,776,951    $    2,050,702         2,050,702
Shares issued in reinvestment of distributions                   14,095            14,095             1,250             1,249
Shares redeemed                                              (7,781,503)       (7,781,501)       (1,915,748)       (1,915,748)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $     (990,456)         (990,455)   $      136,204           136,203
=============================================================================================================================

                                                                     AGENCY                            INSTITUTIONAL
                                                         --------------------------------    --------------------------------
                                                            AMOUNT             SHARES             AMOUNT           SHARES
-----------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED FEBRUARY 29, 2004
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $    4,452,439         4,452,439    $    4,127,040         4,127,040
Shares issued in reinvestment of distributions                    2,497             2,496             1,714             1,713
Shares redeemed                                              (4,319,407)       (4,319,406)       (3,891,905)       (3,891,903)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $      135,529           135,529    $      236,849           236,850
=============================================================================================================================

                                                                             YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $    4,968,483         4,968,483    $    5,930,523         5,930,523
Shares issued in reinvestment of distributions                    7,593             7,593             4,721             4,722
Shares redeemed                                              (5,248,891)       (5,248,890)       (5,076,254)       (5,076,254)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $     (272,815)         (272,814)   $      858,990           858,991
=============================================================================================================================

TAX FREE MONEY MARKET FUND

                                                                     MORGAN                              PREMIER
                                                         --------------------------------    --------------------------------
                                                            AMOUNT             SHARES             AMOUNT           SHARES
-----------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED FEBRUARY 29, 2004
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $      665,180           665,179    $    6,879,307         6,879,307
Shares issued in reinvestment of distributions                      648               648               920               920
Shares redeemed                                                (723,077)         (723,076)       (6,742,608)       (6,742,608)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $      (57,249)          (57,249)   $      137,619           137,619
=============================================================================================================================

                                                                             YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $    1,239,654         1,239,654    $   12,469,538        12,469,545
Shares issued in reinvestment of distributions                    2,354             2,354             3,773             3,773
Shares redeemed                                              (1,489,347)       (1,489,347)      (12,110,456)      (12,110,464)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $     (247,339)         (247,339)   $      362,855           362,854
=============================================================================================================================

                                                                     AGENCY                           INSTITUTIONAL
                                                         --------------------------------    --------------------------------
                                                            AMOUNT             SHARES             AMOUNT           SHARES
-----------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED FEBRUARY 29, 2004
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $    1,691,243         1,691,243    $   20,122,768        20,122,776
Shares issued in reinvestment of distributions                    1,268             1,268            13,653            13,653
Shares redeemed                                              (1,622,884)       (1,622,884)      (19,364,706)      (19,364,705)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $       69,627            69,627    $      771,715           771,724
=============================================================================================================================

                                                                             YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $    3,061,611         3,061,611    $   27,825,383        27,825,382
Shares issued in reinvestment of distributions                    4,197             4,197            26,713            26,713
Shares redeemed                                              (3,432,944)       (3,432,944)      (25,410,807)      (25,410,806)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $     (367,136)         (367,136)   $    2,441,289         2,441,289
=============================================================================================================================

CALIFORNIA TAX FREE MONEY MARKET FUND

                                                                      MORGAN
                                                        ----------------------------------
                                                              AMOUNT            SHARES
------------------------------------------------------------------------------------------
                                                        SIX MONTHS ENDED FEBRUARY 29, 2004
------------------------------------------------------------------------------------------
Shares sold                                              $      256,949            256,949
Shares issued in reinvestment of distributions                       79                 79
Shares redeemed                                                (240,869)          (240,869)
------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $       16,159             16,159
==========================================================================================

                                                            YEAR ENDED AUGUST 31, 2003
------------------------------------------------------------------------------------------
Shares sold                                              $      470,080            470,082
Shares issued in reinvestment of distributions                      280                280
Shares redeemed                                                (484,274)          (484,275)
------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $      (13,914)           (13,913)
==========================================================================================

NEW YORK TAX FREE MONEY MARKET FUND

                                                                     MORGAN                              RESERVE
                                                         --------------------------------    --------------------------------
                                                            AMOUNT             SHARES             AMOUNT           SHARES
-----------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED FEBRUARY 29, 2004
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $    3,969,144         3,969,144    $      186,979           186,980
Shares issued in reinvestment of distributions                    2,647             2,647               217               217
Shares redeemed                                              (3,970,929)       (3,970,930)         (179,131)         (179,131)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $          862               861    $        8,065             8,066
=============================================================================================================================

                                                                             YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $    2,685,034         2,685,035    $      157,434           157,433
Shares issued in reinvestment of distributions                   10,305            10,305               928               928
Shares redeemed                                              (3,156,594)       (3,156,594)         (163,079)         (163,079)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding       $     (461,255)         (461,254)   $       (4,717)           (4,718)
=============================================================================================================================

JPMORGAN FUNDS
Financial Highlights (unaudited)

                                                                              PRIME MONEY MARKET FUND
                                                    ---------------------------------------------------------------------------
                                                                                      MORGAN^
                                                    ---------------------------------------------------------------------------
                                                     9/01/03                         YEAR ENDED                      10/01/98**
                                                     THROUGH     -------------------------------------------------    THROUGH
                                                     2/29/04      8/31/03      8/31/02      8/31/01      8/31/00      8/31/99
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.02         0.05         0.06         0.04
       Less dividends from net investment income            --+        0.01         0.02         0.05         0.06         0.04
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.27%        0.87%        1.71%        5.10%        5.65%        4.26%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $    4,319   $    4,627   $    7,552   $   10,367   $    1,475   $      515
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.59%        0.59%        0.58%        0.59%        0.59%        0.59%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.54%        0.90%        1.72%        4.82%        5.53%        4.61%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits        0.63%        0.62%        0.61%        0.61%        0.61%        0.72%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and
       earnings credits                                   0.50%        0.87%        1.69%        4.80%        5.51%        4.48%
-------------------------------------------------------------------------------------------------------------------------------

  ^  Formerly Vista Shares.
 **  Commencement of offering of class of shares.
  +  Amount rounds to less than $.005.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                              PRIME MONEY MARKET FUND
                                                    ---------------------------------------------------------------------------
                                                                                      PREMIER
                                                    ---------------------------------------------------------------------------
                                                      9/1/03                               YEAR ENDED
                                                     THROUGH     --------------------------------------------------------------
                                                     2/29/04      8/31/03      8/31/02      8/31/01      8/31/00      8/31/99
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.02         0.05         0.06         0.05
       Less dividends from net investment income            --+        0.01         0.02         0.05         0.06         0.05
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.34%        1.01%        1.85%        5.25%        5.81%        4.90%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $    5,601   $    5,412   $    5,182   $    2,153   $    1,841   $    1,094
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.45%        0.45%        0.44%        0.45%        0.45%        0.45%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.68%        1.00%        1.80%        4.96%        5.67%        4.77%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits        0.47%        0.46%        0.47%        0.49%        0.49%        0.49%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and
       earnings credits                                   0.66%        0.99%        1.77%        4.92%        5.63%        4.73%
-------------------------------------------------------------------------------------------------------------------------------

  +  Amount rounds to less than $.005.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                              PRIME MONEY MARKET FUND
                                                    ---------------------------------------------------------------------------
                                                                                      AGENCY@
                                                    ---------------------------------------------------------------------------
                                                      9/1/03                               YEAR ENDED
                                                     THROUGH     --------------------------------------------------------------
                                                     2/29/04      8/31/03      8/31/02      8/31/01      8/31/00      8/31/99
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.02         0.05         0.06         0.05
       Less dividends from net investment income            --+        0.01         0.02         0.05         0.06         0.05
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.43%        1.20%        2.05%        5.45%        6.01%        5.10%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $   12,752   $   12,648   $   12,562   $   16,676   $    9,430   $    8,161
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.26%        0.26%        0.25%        0.26%        0.26%        0.26%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.87%        1.20%        2.08%        5.15%        5.86%        4.96%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits        0.31%        0.31%        0.32%        0.33%        0.33%        0.33%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and
       earnings credits                                   0.82%        1.15%        2.01%        5.08%        5.79%        4.89%
-------------------------------------------------------------------------------------------------------------------------------

  @  Formerly Institutional Shares.
  +  Amount rounds to less than $.005.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                              PRIME MONEY MARKET FUND
                                                    ---------------------------------------------------------------------------
                                                                                      CLASS B
                                                    ---------------------------------------------------------------------------
                                                      9/1/03                               YEAR ENDED
                                                     THROUGH     --------------------------------------------------------------
                                                     2/29/04      8/31/03      8/31/02      8/31/01      8/31/00      8/31/99
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+          --+        0.01         0.04         0.05         0.04
       Less dividends from net investment income            --+          --+        0.01         0.04         0.05         0.04
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (b)                                      0.04%        0.25%        1.05%        4.43%        4.97%        4.07%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $        7   $       10   $       13   $       18   $       11   $       36
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         1.04%        1.21%        1.23%        1.24%        1.25%        1.25%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.09%        0.27%        1.10%        4.17%        4.87%        4.00%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits        1.28%        1.27%        1.26%        1.26%        1.27%        1.47%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and
       earnings credits                                  (0.15%)       0.21%        1.07%        4.15%        4.85%        3.78%
-------------------------------------------------------------------------------------------------------------------------------

  +  Amount rounds to less than $.005.
(1)  Total Return figures do not include the effect of any deferred sales load.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                              PRIME MONEY MARKET FUND
                                                    ---------------------------------------------------------------------------
                                                                                      CLASS C
                                                    ---------------------------------------------------------------------------
                                                      9/1/03                               YEAR ENDED
                                                     THROUGH     --------------------------------------------------------------
                                                     2/29/04      8/31/03      8/31/02      8/31/01      8/31/00      8/31/99
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                       2/29/04      8/31/03      8/31/02      8/31/01      8/31/00      8/31/99

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+          --+        0.01         0.04         0.05         0.04
       Less dividends from net investment income            --+          --+        0.01         0.04         0.05         0.04
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (b)                                      0.04%        0.25%        1.05%        4.43%        4.95%        3.85%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $       --*  $        1   $        1   $       --*  $       --*  $        1
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         1.04%        1.21%        1.23%        1.24%        1.26%        1.45%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.09%        0.25%        1.16%        4.17%        4.86%        3.75%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits        1.28%        1.27%        1.26%        1.26%        1.26%        1.45%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and
       earnings credits                                  (0.15%)       0.19%        1.13%        4.15%        4.86%        3.75%
-------------------------------------------------------------------------------------------------------------------------------

  +  Amount rounds to less than $.005.
(1)  Total Return figures do not include the effect of any deferred sales load.
(b)  Not annualized for periods less than one year.
  *  Amount rounds to less than one million.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                           PRIME MONEY MARKET FUND
                                                    ------------------------------------
                                                                INSTITUTIONAL
                                                    ------------------------------------
                                                      9/1/03        YEAR      9/10/01**
                                                     THROUGH       ENDED       THROUGH
                                                     2/29/04      8/31/03      8/31/02
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00
----------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.02
       Less dividends from net investment income            --+        0.01         0.02
                                                    ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00
----------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.46%        1.27%        2.02%
========================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $   23,428   $   25,075   $   21,881
----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.20%        0.20%        0.19%
----------------------------------------------------------------------------------------
     Net investment income                                0.93%        1.24%        2.06%
----------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits        0.31%        0.31%        0.32%
----------------------------------------------------------------------------------------
     Net investment income without waivers and
       earnings credits                                   0.82%        1.13%        1.93%
----------------------------------------------------------------------------------------

                                                                        PRIME MONEY MARKET FUND
                                                    --------------------------------------------------------------
                                                                                RESERVE
                                                    --------------------------------------------------------------
                                                      9/1/03                  YEAR ENDED                7/31/00**
                                                     THROUGH     ------------------------------------    THROUGH
                                                     2/29/04      8/31/03      8/31/02      8/31/01      8/31/00
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.02         0.05         0.01
       Less dividends from net investment income            --+        0.01         0.02         0.05         0.01
                                                    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.21%        0.76%        1.60%        4.88%        0.50%
==================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $      281   $      355   $      393   $       10   $      --*
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.70%        0.70%        0.68%        0.79%        0.79%
------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.43%        0.76%        1.41%        4.62%        5.33%
------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits        0.72%        0.71%        0.72%        2.17%        1.45%
------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and
       earnings credits                                   0.41%        0.75%        1.37%        3.24%        4.67%
------------------------------------------------------------------------------------------------------------------

 **  Commencement of offering of class of shares.
  +  Amount rounds to less than $.005.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.
  *  Amount rounds to less than one million.

                       See notes to financial statements.

                                                                              PRIME MONEY MARKET FUND
                                                    ---------------------------------------------------------------------------
                                                                  SELECT                               CASH MANAGEMENT
                                                    ------------------------------------   ------------------------------------
                                                      9/1/03        YEAR      9/10/01**      9/1/03        YEAR      9/10/01**
                                                     THROUGH       ENDED       THROUGH      THROUGH       ENDED       THROUGH
                                                     2/29/04      8/31/03      8/31/02      2/29/04      8/31/03      8/31/02
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.02           --+        0.01         0.01
       Less dividends from net investment income            --+        0.01         0.02           --+        0.01         0.01
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.34%        1.02%        1.78%        0.08%        0.50%        1.25%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $      690   $      776   $    1,064   $       72   $      544   $      282
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.44%        0.44%        0.42%        0.96%        0.95%        0.96%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.69%        1.03%        1.83%        0.17%        0.48%        1.17%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits        0.48%        0.47%        0.46%        0.98%        0.96%        0.99%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and
       earnings credits                                   0.65%        1.00%        1.79%        0.15%        0.47%        1.14%
-------------------------------------------------------------------------------------------------------------------------------

 **  Commencement of offering of class of shares.
  +  Amount rounds to less than $.005.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                          LIQUID ASSETS MONEY MARKET FUND
                                                    ---------------------------------------------------------------------------
                                                                    MORGAN                              PREMIER
                                                    ------------------------------------   ------------------------------------
                                                      9/1/03        YEAR       4/1/02**      9/1/03        YEAR       4/1/02**
                                                     THROUGH       ENDED       THROUGH      THROUGH       ENDED       THROUGH
                                                     2/29/04      8/31/03      8/31/02      2/29/04      8/31/03      8/31/02
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.01           --+        0.01         0.01
       Less dividends from net investment income            --+        0.01         0.01           --+        0.01         0.01
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.30%        0.95%        0.64%        0.37%        1.09%        0.70%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $       20   $       18   $       17   $       40   $       36   $       26
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.54%        0.54%        0.45%        0.40%        0.40%        0.31%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.60%        0.95%        1.51%        0.75%        1.08%        1.65%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits        0.94%        0.87%        0.83%        0.53%        0.51%        0.63%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and
       earnings credits                                   0.20%        0.62%        1.13%        0.62%        0.97%        1.33%
-------------------------------------------------------------------------------------------------------------------------------

 **  Commencement of operations.
  +  Amount rounds to less than $.005.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                          LIQUID ASSETS MONEY MARKET FUND
                                                    ---------------------------------------------------------------------------
                                                                    AGENCY                             INSTITUTIONAL
                                                    ------------------------------------   ------------------------------------
                                                      9/1/03        YEAR       4/1/02**      9/1/03        YEAR       4/1/02**
                                                     THROUGH       ENDED       THROUGH      THROUGH       ENDED       THROUGH
                                                     2/29/04      8/31/03      8/31/02      2/29/04      8/31/03      8/31/02
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.01           --+        0.01         0.01
       Less dividends from net investment income            --+        0.01         0.01           --+        0.01         0.01
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.47%        1.29%        0.78%        0.50%        1.35%        0.81%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $      411   $      284   $       53   $    2,520   $    2,233   $    1,119
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.21%        0.21%        0.13%        0.15%        0.15%        0.08%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.94%        1.16%        1.82%        1.00%        1.27%        1.87%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and earnings credits        0.33%        0.33%        0.44%        0.32%        0.33%        0.40%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers and
       earnings credits                                   0.82%        1.04%        1.51%        0.83%        1.09%        1.55%
-------------------------------------------------------------------------------------------------------------------------------

 **  Commencement of operations.
  +  Amount rounds to less than $.005.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                         U.S. GOVERNMENT MONEY MARKET FUND
                                                    ---------------------------------------------------------------------------
                                                                                      MORGAN^
                                                    ---------------------------------------------------------------------------
                                                      9/1/03                               YEAR ENDED
                                                     THROUGH     --------------------------------------------------------------
                                                     2/29/04      8/31/03      8/31/02      8/31/01      8/31/00      8/31/99
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.02         0.05         0.05         0.04
       Less dividends from net investment income            --+        0.01         0.02         0.05         0.05         0.04
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.25%        0.84%        1.65%        4.93%        5.48%        4.55%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA: #

     Net assets, end of period (millions)           $    2,581   $    3,077   $    3,375   $    4,150   $    3,398   $    3,538
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:

     Net expenses                                         0.59%        0.59%        0.59%        0.59%        0.59%        0.59%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.51%        0.84%        1.67%        4.80%        5.35%        4.46%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
       and earnings credits                               0.69%        0.69%        0.68%        0.69%        0.69%        0.69%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers,
  reimbursements and earnings credits                     0.41%        0.74%        1.58%        4.70%        5.25%        4.36%
-------------------------------------------------------------------------------------------------------------------------------

                                                                         U.S. GOVERNMENT MONEY MARKET FUND
                                                    ---------------------------------------------------------------------------
                                                                                        PREMIER
                                                    ---------------------------------------------------------------------------
                                                      9/1/03                               YEAR ENDED
                                                     THROUGH     --------------------------------------------------------------
                                                     2/29/04     8/31/03       8/31/02      8/31/01      8/31/00      8/31/99
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.02         0.05         0.05         0.05
       Less dividends from net investment income            --+        0.01         0.02         0.05         0.05         0.05
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.32%        0.98%        1.79%        5.08%        5.62%        4.70%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA: #

     Net assets, end of period (millions)           $      547   $    1,113   $    1,047   $    1,251   $    1,134   $      922
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:

     Net expenses                                         0.45%        0.45%        0.45%        0.45%        0.45%        0.45%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.64%        0.96%        1.79%        4.95%        5.50%        4.60%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
       and earnings credits                               0.57%        0.57%        0.57%        0.59%        0.58%        0.58%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
       reimbursements and earnings credits                0.52%        0.84%        1.67%        4.81%        5.37%        4.47%
-------------------------------------------------------------------------------------------------------------------------------

  ^  Formerly Vista Shares.
  +  Amount rounds to less than $0.005.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                         U.S. GOVERNMENT MONEY MARKET FUND
                                                    ---------------------------------------------------------------------------
                                                                                      AGENCY@
                                                    ---------------------------------------------------------------------------
                                                      9/1/03                               YEAR ENDED
                                                     THROUGH     --------------------------------------------------------------
                                                     2/29/04      8/31/03      8/31/02      8/31/01      8/31/00      8/31/99
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.02         0.05         0.06         0.05
       Less dividends from net investment income            --+        0.01         0.02         0.05         0.06         0.05
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.42%        1.17%        1.98%        5.28%        5.83%        4.92%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $    4,106   $    3,766   $    4,497   $    3,769   $    2,639   $    2,913
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.26%        0.26%        0.26%        0.26%        0.26%        0.25%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.84%        1.17%        1.98%        5.09%        5.66%        4.80%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and reimbursements          0.32%        0.32%        0.32%        0.33%        0.33%        0.31%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers
       and reimbursements                                 0.78%        1.11%        1.92%        5.02%        5.59%        4.74%
-------------------------------------------------------------------------------------------------------------------------------

                                                     U.S. GOVERNMENT MONEY MARKET FUND
                                                    ------------------------------------
                                                               INSTITUTIONAL
                                                    ------------------------------------
                                                      9/1/03        YEAR      9/10/01**
                                                     THROUGH       ENDED       THROUGH
                                                     2/29/04      8/31/03      8/31/02
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00
----------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.02
       Less dividends from net investment income            --+        0.01         0.02
                                                    ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00
----------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.45%        1.23%        1.96%
========================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $    1,832   $    1,526   $      447
----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.20%        0.20%        0.20%
----------------------------------------------------------------------------------------
     Net investment income                                0.90%        1.13%        1.89%
----------------------------------------------------------------------------------------
     Expenses without waivers and reimbursements          0.32%        0.32%        0.32%
----------------------------------------------------------------------------------------
     Net investment income without waivers
       and reimbursements                                 0.78%        1.01%        1.77%
----------------------------------------------------------------------------------------

  @  Formerly Institutional Shares.
 **  Commencement of offering of class of shares.
  +  Amount rounds to less than $0.005.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                          TREASURY PLUS MONEY MARKET FUND
                                                    ---------------------------------------------------------------------------
                                                                                      MORGAN^
                                                    ---------------------------------------------------------------------------
                                                      9/1/03                               YEAR ENDED
                                                     THROUGH     --------------------------------------------------------------
                                                     2/29/04      8/31/03      8/31/02      8/31/01      8/31/00      8/31/99
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.02         0.05         0.05         0.04
       Less dividends from net investment income            --+        0.01         0.02         0.05         0.05         0.04
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.21%        0.79%        1.59%        4.77%        5.29%        4.39%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $      664   $      782   $    1,103   $    1,567   $   1,367    $    1,734
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.59%        0.59%        0.59%        0.59%        0.59%        0.59%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.42%        0.82%        1.57%        4.70%        5.14%        4.27%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
       and earnings credits                               0.70%        0.70%        0.70%        0.72%        0.71%        0.69%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
       reimbursements and earnings credits                0.31%        0.71%        1.46%        4.57%        5.02%        4.17%
-------------------------------------------------------------------------------------------------------------------------------

                                                                          TREASURY PLUS MONEY MARKET FUND
                                                    ---------------------------------------------------------------------------
                                                                                        PREMIER
                                                    ---------------------------------------------------------------------------
                                                      9/1/03                               YEAR ENDED
                                                     THROUGH     --------------------------------------------------------------
                                                     2/29/04      8/31/03      8/31/02      8/31/01      8/31/00      8/31/99
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.02         0.05         0.05         0.04
       Less dividends from net investment income            --+        0.01         0.02         0.05         0.05         0.04
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.28%        0.94%        1.73%        4.91%        5.44%        4.54%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $    1,110   $   1,228    $      818   $      326   $      228   $      476
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.45%        0.45%        0.45%        0.45%        0.45%        0.45%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.57%        0.91%        1.68%        4.84%        5.28%        4.42%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
       and earnings credits                               0.49%        0.49%        0.49%        0.52%        0.51%        0.50%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
       reimbursements and earnings credits                0.53%        0.87%        1.64%        4.77%        5.22%        4.37%
-------------------------------------------------------------------------------------------------------------------------------

  ^  Formerly Vista Shares.
  +  Amount rounds to less than $0.005.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                          TREASURY PLUS MONEY MARKET FUND
                                                    ---------------------------------------------------------------------------
                                                                                      AGENCY@
                                                    ---------------------------------------------------------------------------
                                                      9/1/03                               YEAR ENDED
                                                     THROUGH     --------------------------------------------------------------
                                                     2/29/04      8/31/03      8/31/02      8/31/01      8/31/00      8/31/99
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.02         0.05         0.06         0.05
       Less dividends from net investment income            --+        0.01         0.02         0.05         0.06         0.05
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.38%        1.14%        1.93%        5.12%        5.65%        4.75%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $    1,392   $    1,247   $    1,416   $      944   $      904   $      980
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.25%        0.25%        0.25%        0.25%        0.25%        0.24%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.77%        1.14%        1.88%        5.04%        5.48%        4.61%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and reimbursements          0.34%        0.34%        0.34%        0.36%        0.36%        0.31%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers
       and reimbursements                                 0.68%        1.05%        1.79%        4.93%        5.37%        4.54%
-------------------------------------------------------------------------------------------------------------------------------

                                                                            TREASURY PLUS MONEY MARKET FUND
                                                    ---------------------------------------------------------------------------
                                                                 INSTITUTIONAL                         RESERVE
                                                    ------------------------------------   ------------------------------------
                                                      9/1/03       YEAR       9/10/01**      9/1/03        YEAR      9/10/01**
                                                     THROUGH      ENDED        THROUGH      THROUGH       ENDED       THROUGH
                                                     2/29/04      8/31/03      8/31/02      2/29/04      8/31/03      8/31/02
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.02           --+        0.01         0.01
       Less dividends from net investment income            --+        0.01         0.02           --+        0.01         0.01
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.41%        1.19%        1.90%        0.16%        0.68%        1.40%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $      748   $      298   $      432   $      237   $      234   $      235
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.20%        0.20%        0.20%        0.70%        0.70%        0.70%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.82%        1.18%        1.87%        0.32%        0.68%        1.35%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and reimbursements          0.34%        0.34%        0.34%        0.75%        0.75%        0.74%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers
       and reimbursements                                 0.68%        1.04%        1.73%        0.27%        0.63%        1.31%
-------------------------------------------------------------------------------------------------------------------------------

  @  Formerly Institutional Shares.
 **  Commencement of offering of class of shares.
  +  Amount rounds to less than $0.005.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                             FEDERAL MONEY MARKET FUND
                                                    ---------------------------------------------------------------------------
                                                                                      MORGAN^
                                                    ---------------------------------------------------------------------------
                                                      9/1/03                               YEAR ENDED
                                                     THROUGH     --------------------------------------------------------------
                                                     2/29/04      8/31/03      8/31/02      8/31/01      8/31/00      8/31/99
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.01         0.05         0.05         0.04
       Less dividends from net investment income            --+        0.01         0.01         0.05         0.05         0.04
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.17%        0.70%        1.51%        4.84%        5.29%        4.46%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $      260   $      311   $      452   $      658   $      576   $      550
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.70%        0.70%        0.70%        0.70%        0.70%        0.70%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.35%        0.72%        1.53%        4.57%        5.17%        4.35%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
       and earnings credits                               0.78%        0.79%        0.72%        0.74%        0.75%        0.78%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
       reimbursements and earnings credits                0.27%        0.63%        1.51%        4.53%        5.12%        4.27%
-------------------------------------------------------------------------------------------------------------------------------

                                                                               FEDERAL MONEY MARKET FUND
                                                    ---------------------------------------------------------------------------
                                                                                        PREMIER
                                                    ---------------------------------------------------------------------------
                                                      9/1/03                               YEAR ENDED
                                                     THROUGH     --------------------------------------------------------------
                                                     2/29/04      8/31/03      8/31/02      8/31/01      8/31/00      8/31/99
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.02         0.05         0.05         0.05
       Less dividends from net investment income            --+        0.01         0.02         0.05         0.05         0.05
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.30%        0.95%        1.77%        5.07%        5.50%        4.67%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $    1,360   $    1,214   $    1,404   $      276   $      279   $      298
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.45%        0.45%        0.45%        0.49%        0.50%        0.50%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.60%        0.96%        1.73%        4.78%        5.35%        4.56%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
       and earnings credits                               0.47%        0.47%        0.47%        0.49%        0.50%        0.50%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
       reimbursements and earnings credits                0.58%        0.94%        1.71%        4.78%        5.35%        4.56%
-------------------------------------------------------------------------------------------------------------------------------

  ^  Formerly Vista Shares.
  +  Amount rounds to less than $0.005.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                             FEDERAL MONEY MARKET FUND
                                                    ---------------------------------------------------------------------------
                                                                                      AGENCY@
                                                    ---------------------------------------------------------------------------
                                                      9/1/03                               YEAR ENDED
                                                     THROUGH     --------------------------------------------------------------
                                                     2/29/04      8/31/03      8/31/02      8/31/01      8/31/00      8/31/99
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.02         0.05         0.06         0.05
       Less dividends from net investment income            --+        0.01         0.02         0.05         0.06         0.05
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.39%        1.14%        1.96%        5.30%        5.75%        4.92%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (millions)                $      328   $      334   $      523   $    1,169   $      287   $      248
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.26%        0.26%        0.26%        0.26%        0.26%        0.26%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.79%        1.20%        2.02%        5.01%        5.61%        4.79%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
       and earnings credits                               0.33%        0.33%        0.32%        0.34%        0.34%        0.34%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
       reimbursements and earnings credits                0.72%        1.13%        1.96%        4.93%        5.53%        4.71%
-------------------------------------------------------------------------------------------------------------------------------

                                                         FEDERAL MONEY MARKET FUND
                                                    ------------------------------------
                                                               INSTITUTIONAL
                                                    ------------------------------------
                                                      9/1/03        YEAR      9/10/01**
                                                     THROUGH       ENDED       THROUGH
                                                     2/29/04      8/31/03      8/31/02
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00
----------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.02
       Less dividends from net investment income            --+        0.01         0.02
                                                    ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00
----------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.42%        1.20%        1.93%
========================================================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (millions)                $    1,676   $    1,712   $    1,953
----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.20%        0.20%        0.20%
----------------------------------------------------------------------------------------
     Net investment income                                0.85%        1.20%        1.97%
----------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
       and earnings credits                               0.32%        0.32%        0.32%
----------------------------------------------------------------------------------------
     Net investment income without waivers,
       reimbursements and earnings credits                0.73%        1.08%        1.85%
----------------------------------------------------------------------------------------

  @  Formerly Institutional Shares.
 **  Commencement of offering of class of shares.
  +  Amount rounds to less than $0.005.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                  100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                    ---------------------------------------------------------------------------
                                                                                      MORGAN^
                                                    ---------------------------------------------------------------------------
                                                      9/1/03                               YEAR ENDED
                                                     THROUGH     --------------------------------------------------------------
                                                     2/29/04      8/31/03      8/31/02      8/31/01      8/31/00      8/31/99
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.02         0.05         0.05         0.04
       Less dividends from net investment income            --+        0.01         0.02         0.05         0.05         0.04
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.20%        0.75%        1.55%        4.75%        5.02%        4.31%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $    2,262   $    2,535   $    3,526   $    4,027   $    3,535   $    3,312
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.59%        0.59%        0.59%        0.59%        0.59%        0.59%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.39%        0.77%        1.53%        4.59%        4.92%        4.15%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
       and earnings credits                               0.69%        0.69%        0.69%        0.71%        0.71%        0.71%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
       reimbursements and earnings credits                0.29%        0.67%        1.43%        4.47%        4.80%        4.03%
-------------------------------------------------------------------------------------------------------------------------------

                                                                  100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                    ---------------------------------------------------------------------------
                                                                                      PREMIER
                                                    ---------------------------------------------------------------------------
                                                      9/1/03                               YEAR ENDED
                                                     THROUGH     --------------------------------------------------------------
                                                     2/29/04      8/31/03      8/31/02      8/31/01      8/31/00      8/31/99
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.02         0.05         0.05         0.04
       Less dividends from net investment income            --+        0.01         0.02         0.05         0.05         0.04
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.27%        0.88%        1.68%        4.84%        5.12%        4.40%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $      545   $      489   $      353   $      133   $      116   $       24
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.46%        0.46%        0.46%        0.48%        0.49%        0.50%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.53%        0.85%        1.52%        4.70%        5.02%        4.22%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
       and earnings credits                               0.47%        0.47%        0.48%        0.52%        0.53%        0.56%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
       reimbursements and earnings credits                0.52%        0.84%        1.50%        4.66%        4.98%        4.16%
-------------------------------------------------------------------------------------------------------------------------------

  ^  Formerly Vista Shares.
  +  Amount rounds to less than $0.005.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                  100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                    ---------------------------------------------------------------------------
                                                                                      AGENCY@
                                                    ---------------------------------------------------------------------------
                                                     9/1/03                                YEAR ENDED
                                                     THROUGH     --------------------------------------------------------------
                                                     2/29/04      8/31/03      8/31/02      8/31/01      8/31/00      8/31/99
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.02         0.05         0.05         0.05
       Less dividends from net investment income            --+        0.01         0.02         0.05         0.05         0.05
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.37%        1.09%        1.89%        5.11%        5.38%        4.67%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $      953   $      818   $    1,090   $    1,170   $      872   $      895
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.25%        0.25%        0.25%        0.25%        0.25%        0.24%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.73%        1.11%        1.86%        4.93%        5.26%        4.51%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers and reimbursements          0.32%        0.32%        0.32%        0.35%        0.34%        0.32%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers
       and reimbursements                                 0.66%        1.04%        1.79%        4.83%        5.17%        4.43%
-------------------------------------------------------------------------------------------------------------------------------

                                                       100% U.S. TREASURY SECURITIES
                                                              MONEY MARKET FUND
                                                    ------------------------------------
                                                               INSTITUTIONAL
                                                    ------------------------------------
                                                     9/1/03        YEAR       9/10/01**
                                                     THROUGH       ENDED       THROUGH
                                                     2/29/04      8/31/03      8/31/02
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00
----------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.02
       Less dividends from net investment income            --+        0.01         0.02
                                                    ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00
----------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.40%        1.14%        1.85%
========================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $    1,363   $    1,126   $      267
----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.20%        0.20%        0.20%
----------------------------------------------------------------------------------------
     Net investment income                                0.78%        1.08%        1.67%
----------------------------------------------------------------------------------------
     Expenses without waivers and reimbursements          0.32%        0.32%        0.33%
----------------------------------------------------------------------------------------
     Net investment income without waivers
       and reimbursements                                 0.66%        0.96%        1.54%
----------------------------------------------------------------------------------------

  @  Formerly Institutional Shares.
 **  Commencement of offering of class of shares.
  +  Amount rounds to less than $0.005.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                             TAX FREE MONEY MARKET FUND
                                                    ---------------------------------------------------------------------------
                                                                                      MORGAN^
                                                    ---------------------------------------------------------------------------
                                                     9/1/03                               YEAR ENDED
                                                     THROUGH     --------------------------------------------------------------
                                                     2/29/04      8/31/03      8/31/02      8/31/01      8/31/00      8/31/99
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.01         0.03         0.03         0.03
       Less dividends from net investment income            --+        0.01         0.01         0.03         0.03         0.03
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.23%        0.69%        1.21%        3.13%        3.37%        2.73%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $      598   $      655   $      903   $      907   $      895   $      754
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.59%        0.59%        0.59%        0.59%        0.59%        0.59%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.45%        0.72%        1.14%        3.09%        3.33%        2.68%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers,
       reimbursements and earnings credits                0.68%        0.69%        0.69%        0.72%        0.75%        0.73%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
       reimbursements and earnings credits                0.36%        0.62%        1.04%        2.96%        3.17%        2.54%
-------------------------------------------------------------------------------------------------------------------------------

                                                                             TAX FREE MONEY MARKET FUND
                                                    ---------------------------------------------------------------------------
                                                                                      PREMIER
                                                    ---------------------------------------------------------------------------
                                                      9/1/03                              YEAR ENDED
                                                     THROUGH     --------------------------------------------------------------
                                                     2/29/04      8/31/03      8/31/02      8/31/01      8/31/00      8/31/99
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.01         0.03         0.03         0.03
       Less dividends from net investment income            --+        0.01         0.01         0.03         0.03         0.03
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.30%        0.83%        1.35%        3.21%        3.41%        2.78%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $    3,567   $    3,429   $    3,066   $      116   $      120   $      130
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.45%        0.45%        0.45%        0.51%        0.55%        0.54%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.59%        0.82%        1.25%        3.17%        3.40%        2.74%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
       and earnings credits                               0.47%        0.47%        0.48%        0.53%        0.59%        0.56%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
       reimbursements and earnings credits                0.57%        0.80%        1.22%        3.15%        3.26%        2.72%
-------------------------------------------------------------------------------------------------------------------------------

  ^  Formerly Vista Shares.
  +  Amount rounds to less than $.005.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                             TAX FREE MONEY MARKET FUND
                                                    ---------------------------------------------------------------------------
                                                                                      AGENCY@
                                                    ---------------------------------------------------------------------------
                                                     9/1/03                                YEAR ENDED
                                                     THROUGH     --------------------------------------------------------------
                                                     2/29/04      8/31/03      8/31/02      8/31/01      8/31/00      8/31/99
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.02         0.03         0.04         0.03
       Less dividends from net investment income            --+        0.01         0.02         0.03         0.04         0.03
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.39%        1.02%        1.54%        3.47%        3.71%        3.07%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $      795   $      725   $    1,091   $      921   $      640   $      476
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.26%        0.26%        0.26%        0.26%        0.26%        0.26%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.78%        1.05%        1.45%        3.42%        3.67%        3.01%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
       and earnings credits                               0.32%        0.33%        0.33%        0.36%        0.39%        0.35%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
       reimbursements and earnings credits                0.72%        0.98%        1.38%        3.32%        3.54%        2.92%
-------------------------------------------------------------------------------------------------------------------------------

                                                         TAX FREE MONEY MARKET FUND
                                                    ------------------------------------
                                                               INSTITUTIONAL
                                                    ------------------------------------
                                                     9/1/03        YEAR       9/10/01**
                                                     THROUGH       ENDED       THROUGH
                                                     2/29/04      8/31/03      8/31/02
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00
----------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.02
       Less dividends from net investment income            --+        0.01         0.02
                                                    ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00
----------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.42%        1.09%        1.54%
========================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $    7,104   $    6,332   $    3,891
----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.20%        0.20%        0.20%
----------------------------------------------------------------------------------------
     Net investment income                                0.84%        1.05%        1.46%
----------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
       and earnings credits                               0.31%        0.32%        0.33%
----------------------------------------------------------------------------------------
     Net investment income without waivers,
       reimbursements and earnings credits                0.73%        0.93%        1.33%
----------------------------------------------------------------------------------------

  @  Formerly Institutional Shares.
 **  Commencement of offering of class of shares.
  +  Amount rounds to less than $.005.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                       CALIFORNIA TAX FREE MONEY MARKET FUND
                                                    ---------------------------------------------------------------------------
                                                                                      MORGAN^
                                                    ---------------------------------------------------------------------------
                                                      9/1/03                               YEAR ENDED
                                                      THROUGH    --------------------------------------------------------------
                                                      2/29/04     8/31/03      8/31/02      8/31/01      8/31/00      8/31/99
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.01         0.03         0.03         0.03
       Less dividends from net investment income            --+        0.01         0.01         0.03         0.03         0.03
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.24%        0.72%        1.13%        2.70%        3.00%        2.66%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $      165   $      149   $      163   $       83   $       78   $       68
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.55%        0.55%        0.55%        0.55%        0.55%        0.55%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.49%        0.72%        1.05%        2.68%        3.03%        2.55%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
       and earnings credits                               0.79%        0.73%        0.76%        0.83%        0.90%        0.94%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
       reimbursements and earnings credits                0.25%        0.54%        0.84%        2.40%        2.68%        2.16%
-------------------------------------------------------------------------------------------------------------------------------

  ^  Formerly Vista Shares.
  +  Amount rounds to less than $.005.
(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                       See notes to financial statements.

                                                                        NEW YORK TAX FREE MONEY MARKET FUND
                                                    ---------------------------------------------------------------------------
                                                                                      MORGAN^
                                                    ---------------------------------------------------------------------------
                                                      9/1/03                                  YEAR ENDED
                                                     THROUGH     --------------------------------------------------------------
                                                     2/29/04      8/31/03      8/31/02      8/31/01      8/31/00      8/31/99
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                      --+         0.01         0.01         0.03         0.03         0.03
Less dividends from net investment income                  --+         0.01         0.01         0.03         0.03         0.03
                                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.23%        0.72%        1.20%        2.98%        3.27%        2.66%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (millions)                $    1,664   $    1,662   $    2,123   $    2,439   $    1,831   $    1,505
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.59%        0.59%        0.59%        0.59%        0.59%        0.59%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.46%        0.72%        1.17%        2.88%        3.24%        2.61%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
       and earnings credits                               0.70%        0.69%        0.69%        0.71%        0.70%        0.71%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
       reimbursements and earnings credits                0.35%        0.62%        1.07%        2.76%        3.13%        2.49%
-------------------------------------------------------------------------------------------------------------------------------

                                                                   NEW YORK TAX FREE MONEY MARKET FUND
                                                    -----------------------------------------------------------------
                                                                                RESERVE
                                                    -----------------------------------------------------------------
                                                      9/1/03                    YEAR ENDED                 7/31/00**
                                                     THROUGH     ------------------------------------       THROUGH
                                                     2/29/04      8/31/03      8/31/02      8/31/01         8/31/00
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                $     1.00   $     1.00   $     1.00   $     1.00      $     1.00
---------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                  --+        0.01         0.01         0.03              --+
       Less dividends from net investment income            --+        0.01         0.01         0.03              --+
                                                    ----------   ----------   ----------   ----------      ----------
Net asset value, end of period                      $     1.00   $     1.00   $     1.00   $     1.00      $     1.00
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                          0.13%        0.52%        1.00%        2.77%           0.28%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (millions)           $      183   $      175   $      180   $       --*     $       --*
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

     Net expenses                                         0.79%        0.79%        0.79%        0.90%           0.79%
---------------------------------------------------------------------------------------------------------------------
     Net investment income                                0.26%        0.50%        0.85%        2.57%           3.04%
---------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
       and earnings credits                               0.88%        0.87%        0.90%     1560.21%!!         1.49%
---------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
       reimbursements and earnings credits                0.17%        0.42%        0.74%    (1556.74%)!!        2.34%
---------------------------------------------------------------------------------------------------------------------

  ^  Formerly Vista Shares.
 **  Commencement of offering of class of shares.
  +  Amount rounds to less than $.005.
(b)  Not annualized for periods less than one year.
  *  Amount rounds to less than one million.
  #  Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

                       See notes to financial statements.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JP Morgan Family of Funds


U.S. EQUITY FUNDS
Capital Growth Fund
Disciplined Equity Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
Trust Small Cap Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS
Fleming Asia Equity Fund
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund

SPECIALTY FUNDS
Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS
Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS
Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS
California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS
100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

UNDISCOVERED MANAGERS FUNDS
Behavioral Growth Fund
Behavioral Value Fund
REIT Fund
Small Cap Growth Fund

               Funds may be registered under separate registrants.

SEMI-ANNUAL REPORT (UNAUDITED)

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with the JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

Investors should carefully read the Fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-348-4782 and on the Commission's website at http://www.sec.gov.


                        JPMorgan Funds Fulfillment Center
                                393 Manley Street
                                West Bridgewater,
                                  MA 02379-1039


        (C)J.P. Morgan Chase & Co., 2004 All Rights Reserved. April 2004

                                                                    SAN-MMKT-204

ITEM 2. CODE OF ETHICS.

     (a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

         (2) If the registrant provides the disclosure required by paragraph
             (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

     (3) If the registrant provides the disclosure required by paragraph
         (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
     (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

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     Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

     (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

     (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

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                                   SIGNATURES

                           [See General Instruction F]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        J.P. Morgan Mutual Fund Trust
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Patricia A. Maleski
                         -------------------------------------------------------
                                    Patricia A. Maleski, Treasurer

Date              April 29, 2004
    ----------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Patricia A. Maleski
                         -------------------------------------------------------
                                    Patricia A. Maleski, Treasurer

Date              April 29, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)*           /s/ George C.W. Gatch
                         -------------------------------------------------------
                                    George C.W. Gatch, President

Date              April 29, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.